UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21977

PowerShares Exchange-Traded Fund Trust II
(Exact name of registrant as specified in charter)

301 W. Roosevelt Road, Wheaton IL		60187
(Address of principal executive offices)		(Zip code)

Andrew Schlossberg 301 W. Roosevelt Road Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-983-0903

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.         Schedule of Investments.

The schedules of investments for the nine-month period ended July 31, 2011 is set forth below.

Schedule of Investments

PowerShares DWA Developed Markets Technical Leaders Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests- 99.9%
	Australia - 12.2%
465,178	Challenger Financial Services Group Ltd.	$2,498,666
101,713	Coca-Cola Amatil Ltd.	1,262,511
24,867	Cochlear Ltd.	1,935,824
331,092	Fortescue Metals Group Ltd.	2,294,870
2,155,401	Goodman Group REIT	1,609,968
267,802	Incitec Pivot Ltd.	1,161,960
29,581	Newcrest Mining Ltd.	1,285,107
163,306	Oil Search Ltd.	1,225,189
38,762	Orica Ltd.	1,094,683
103,290	Origin Energy Ltd.	1,666,711
31,252	Wesfarmers Ltd.	1,006,519
42,216	Woolworths Ltd.	1,249,266
		18,291,274
	Austria - 1.7%
1,356	Bank of Austria ‘Escrow’*	—
30,834	Erste Group Bank AG	1,479,460
20,418	Voestalpine AG	1,060,079
		2,539,539
	Belgium - 0.8%
22,722	Umicore SA	1,163,047

	Bermuda - 1.1%
47,478	Seadrill Ltd.	1,655,938

	Canada - 8.5%
12,564	Agrium, Inc.	1,100,955
20,001	ATCO Ltd., Class I	1,291,266
17,580	Canadian National Railway Co.	1,319,951
74,933	CGI Group, Inc., Class A*	1,613,084
43,202	Gildan Activewear, Inc.	1,296,762
25,694	Metro, Inc., Class A	1,275,611
15,435	National Bank of Canada	1,197,885
28,986	Onex Corp.	1,088,171
22,727	Saputo, Inc.	1,065,905
28,004	SNC-Lavalin Group, Inc.	1,585,176
		12,834,766
	Finland - 0.7%
36,005	Sampo Oyj, Class A	1,100,493

	France - 6.3%
198,994	Alcatel-Lucent*	787,804
7,247	Christian Dior SA	1,161,155
15,276	Iliad SA	1,962,475
7,200	PPR	1,334,686
13,627	Sodexo	1,043,721
13,780	Technip SA	1,512,070
26,413	Valeo SA	1,627,152
		9,429,063
	Germany - 7.5%
12,633	BASF SE	1,147,672
17,037	Continental AG*	1,703,960
15,252	Fresenius Medical Care AG & Co. KGaA	1,171,032
316,879	Infineon Technologies AG	3,190,675
23,539	Lanxess AG	1,899,643
6,064	Linde AG	1,089,246
31,334	Suedzucker AG	1,107,664
		11,309,892
	Hong Kong - 4.8%
561,000	CNOOC Ltd.	1,253,784
574,000	Lifestyle International Holdings Ltd.	1,877,863
914,000	Noble Group Ltd.	1,419,880
488,000	Tingyi (Cayman Islands) Holding Corp.	1,515,120
272,000	Wheelock & Co. Ltd.	1,169,029
		7,235,676
	Italy - 0.9%
25,160	Saipem SpA	1,315,316

	Japan - 6.2%
6,597	FANUC Corp.	1,248,636
232,000	Isuzu Motors Ltd.	1,154,139
46,996	JGC Corp.	1,464,249
35,800	Komatsu Ltd.	1,116,344
108,900	Nissan Motor Co. Ltd.	1,159,681
67,400	Sega Sammy Holdings, Inc.	1,446,843
46,300	SoftBank Corp.	1,805,454
		9,395,346
	Norway - 4.7%
121,715	DnB NOR ASA	1,772,959
103,619	Petroleum Geo-Services ASA*	1,685,073
37,995	Schibsted ASA	1,130,143
64,437	Telenor ASA	1,077,144
23,716	Yara International ASA	1,356,343
		7,021,662
	Portugal - 1.0%
75,264	Jeronimo Martins SGPS SA	1,474,685

	Singapore - 3.3%
56,000	Jardine Cycle & Carriage Ltd.	2,249,770
124,800	Keppel Corp. Ltd.	1,147,693
363,000	SembCorp Marine Ltd.	1,628,411
		5,025,874
	Spain - 2.4%
15,665	Industria de Diseno Textil SA	1,421,320
33,074	Obrascon Huarte Lain SA	1,055,107
20,153	Red Electrica Corporacion SA	1,101,489
		3,577,916
	Switzerland - 12.0%
70,557	ABB Ltd.*	1,699,026
1,897	Banque Cantonale Vaudoise	1,204,578
1,989	Barry Callebaut AG*	2,097,005
21,145	Compagnie Financiere Richemont SA	1,369,516
6,417	Geberit AG*	1,515,917
17,131	Nestle SA	1,092,150
11,614	Schindler Holding AG	1,355,605
688	SGS SA	1,340,736
472	Sika AG	1,105,445

7,483	Sulzer AG	$1,089,886
2,752	Swatch Group AG	1,495,060
7,444	Swiss Life Holding AG*	1,108,761
4,722	Syngenta AG*	1,515,689
		17,989,374
	United Kingdom - 23.9%
100,921	AMEC PLC	1,746,075
340,310	ARM Holdings PLC	3,262,334
195,818	Ashmore Group PLC	1,296,348
113,480	Burberry Group PLC	2,782,984
250,584	Carphone Warehouse Group PLC	1,697,779
134,573	Compass Group PLC	1,269,079
171,603	Cookson Group PLC	1,814,060
291,605	GKN PLC	1,075,570
91,030	IMI PLC	1,568,970
567,748	Inchcape PLC	3,629,045
271,751	Kingfisher PLC	1,127,242
724,758	Legal & General Group PLC	1,334,832
108,537	Petrofac Ltd.	2,496,070
19,634	Rio Tinto PLC	1,385,856
30,080	SABMiller PLC	1,128,249
34,181	Shire PLC	1,188,931
94,054	Travis Perkins PLC	1,364,032
90,727	Tullow Oil PLC	1,831,819
74,769	Weir Group PLC (The)	2,604,401
56,861	Xstrata PLC	1,209,185
		35,812,861
	United States - 1.9%
34,998	Domtar Corp.	2,807,836

	Total Investments (Cost $136,710,250)(a)-99.9%	149,980,558
	Other assets less liabilities-0.1%	97,088
	Net Assets-100.0%	$150,077,646

Investment Abbreviations:

REIT      - Real Estate Investment Trust

Notes to Schedule of Investments:

*                 Non-income producing security.

(a)             At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $136,857,672. The net unrealized appreciation was $13,122,886 which consisted of aggregate gross unrealized appreciation of $15,158,427 and aggregate gross unrealized depreciation of $2,035,541.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares DWA Emerging Markets Technical Leaders Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests- 99.1%
	Brazil - 1.8%
38,650	Cia de Saneamento Basico do Estado de Sao Paulo ADR	$2,307,018
144,016	Cia Paranaense de Energia ADR	3,480,867
		5,787,885
	Cayman Islands - 1.4%
16,164	New Oriental Education & Technology Group, Inc. ADR*	2,064,628
158,557	WuXi PharmaTech (Cayman), Inc. ADR*	2,470,318
		4,534,946
	Chile - 0.5%
65,824	Lan Airlines SA ADR	1,723,272

	China - 5.7%
526,500	China Shenhua Energy Co. Ltd., H-Shares	2,644,490
61,927	Focus Media Holding Ltd. ADR*	2,036,779
1,752,330	Jiangxi Copper Co. Ltd., H-Shares	6,171,205
86,944	NetEase.com, Inc. ADR*	4,392,411
1,150,000	PetroChina Co. Ltd., H-Shares	1,628,841
15,048	SINA Corp.*	1,626,538
		18,500,264
	Hong Kong -1.2%
455,480	Hengan International Group Co. Ltd.	3,959,044

	Indonesia - 11.8%
390,000	Astra Agro Lestari Tbk PT	1,077,918
487,809	Astra International Tbk PT	4,044,756
46,625,000	Bakrie Telecom Tbk PT*	1,974,125
1,704,330	Bank Central Asia Tbk PT	1,663,739
9,033,000	Bank Negara Indonesia (Persero) Tbk PT	4,727,651
4,310,500	Bumi Resources Tbk PT	1,546,254
65,618,500	Energi Mega Persada Tbk PT*	1,967,976
4,840,792	Fajar Surya Wisesa Tbk PT	1,679,546
11,268,000	Holcim Indonesia Tbk PT	2,749,909
1,223,500	Indocement Tunggal Prakarsa Tbk PT	2,223,237
4,925,500	Indofood Sukses Makmur Tbk PT	3,678,556
3,002,750	International Nickel Indonesia Tbk PT	1,500,933
2,074,000	Semen Gresik (Persero) Tbk PT	2,305,122
452,000	Sinar Mas Agro Resources and Technology Tbk PT	377,442
904,080	Tambang Batubara Bukit Asam Tbk PT	2,264,852
1,444,220	United Tractors Tbk PT	4,637,131
		38,419,147
	Malaysia - 22.5%
2,801,300	AirAsia Bhd	3,709,269
1,465,300	AMMB Holdings Bhd	3,204,110
1,205,500	Boustead Holdings Bhd	2,372,008
4,317,600	Dialog Group Bhd	3,942,283
196,500	DiGi.Com Bhd	2,002,075
3,995,400	DRB-Hicom Bhd	3,015,396
1,511,200	Gamuda Bhd	1,878,817
760,600	Genting Bhd	2,772,807
2,777,700	Hap Seng Consolidated Bhd	1,450,618
642,100	Hong Leong Bank Bhd	2,885,989
729,000	Hong Leong Financial Group Bhd	3,217,621
998,600	IJM Corp. Bhd	2,119,670
4,329,300	Kencana Petroleum Bhd	4,303,044
414,300	Kuala Lumpur Kepong Bhd	3,034,664
1,116,900	Malaysia Airports Holdings Bhd	2,442,278
5,474,800	Malaysian Resources Corp. Bhd	4,703,753
2,874,600	Media Prima Bhd	2,847,481
2,421,000	Multi-Purpose Holdings Bhd	2,447,102
733,979	Parkson Holdings Bhd	1,439,271
464,800	Petronas Dagangan Bhd	2,793,811
1,117,100	RHB Capital Bhd	3,428,835
4,037,200	SapuraCrest Petroleum Bhd	6,066,682
1,353,300	Telekom Malaysia Bhd	1,846,653
13,957,100	TIME dotCom Bhd*	3,291,769
2,552,300	Wah Seong Corp. Bhd	1,977,861
		73,193,867
	Mexico - 13.5%
576,000	Alfa SAB de CV, Class A	8,442,293
342,400	Coca-Cola Femsa SAB de CV, Series L	3,305,774
4,352,200	Controladora Comercial Mexicana SAB de CV*	7,417,343
463,300	Fomento Economico Mexicano SAB de CV	3,355,759
1,227,000	Gruma SAB de CV, Class B*	2,610,794
687,300	Grupo Financiero Banorte SAB de CV, Class O	3,010,364
603,500	Grupo Mexico SAB de CV, Series B	2,226,766
121,895	Industrias Penoles SAB de CV	5,254,847
1,136,600	Mexichem SAB de CV	4,934,707
659,700	Promotora y Operadora de Infraestructura SAB de CV*	3,297,038
		43,855,685
	Peru - 1.0%
1,396,031	Grana y Montero SA	3,084,504

	Philippines - 0.7%
1,045,430	Jollibee Foods Corp.	2,157,099

	Russia - 1.0%
133,768	Mechel ADR	3,328,148

	South Africa - 8.4%
195,884	Aspen Pharmacare Holdings Ltd.	2,431,911
132,961	Exxaro Resources Ltd.	3,566,550
136,699	Harmony Gold Mining Co. Ltd.	1,848,688
64,567	Kumba Iron Ore Ltd.	4,909,301
85,534	MTN Group Ltd.	1,846,965
89,859	Naspers Ltd., Class N	4,796,658
171,528	Omnia Holdings Ltd.*	2,044,921
167,853	Palabora Mining Co. Ltd.	3,451,913
153,316	Shoprite Holdings Ltd.	2,376,371
		27,273,278
	South Korea - 18.0%
16,063	CJ O Shopping Co. Ltd.	4,304,086
93,050	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	3,309,660

75,458	Dongbu Insurance Co. Ltd.	$3,743,198
8,203	Hyundai Heavy Industries Co. Ltd.	3,174,451
22,842	Hyundai Motor Co.	5,091,407
16,435	Hyundai Steel Co.	2,026,510
35,813	KB Financial Group, Inc. ADR	1,776,683
147,560	Kia Motors Corp.	10,832,917
6,392	LG Household & Health Care Ltd.	2,891,951
25,353	OCI Materials Co. Ltd.	3,090,070
29,929	Samsung C&T Corp.	2,381,716
29,192	Samsung Engineering Co. Ltd.	7,199,013
58,440	Samsung Heavy Industries Co. Ltd.	2,380,725
41,049	SFA Engineering Corp.	2,519,084
27,124	S-Oil Corp.	3,833,326
		58,554,797
	Thailand - 8.7%
1,664,755	Bangkok Dusit Medical Services PCL	3,223,457
168,325	Banpu PCL	4,131,229
1,941,300	BEC World PCL	2,668,677
1,026,700	Big C Supercenter PCL	4,130,897
9,186,900	Charoen Pokphand Foods PCL	9,779,852
319,400	PTT Exploration & Production PCL	1,970,481
579,695	Siam Commercial Bank PCL	2,458,723
		28,363,316
	Turkey - 2.2%
711,537	Aygaz AS	4,454,796
594,394	Koc Holding AS	2,509,278
		6,964,074
	United Kingdom - 0.7%
60,250	BHP Billiton PLC	2,248,005

	Total Investments (Cost $279,771,657)(a)-99.1%	321,947,331
	Other assets less liabilities-0.9%	3,063,866
	Net Assets-100.0%	$325,011,197

Investment Abbreviations:

ADR         - American Depositary Receipt

Notes to Schedule of Investments:

*                 Non-income producing security.

(a)              At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $280,722,722. The net unrealized appreciation was $41,224,609 which consisted of aggregate gross unrealized appreciation of $45,846,866 and aggregate gross unrealized depreciation of $4,622,257.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Developed International Opportunities Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests- 98.3%
	Australia - 0.4%
31,290	TABCORP Holdings Ltd.	$110,673

	Austria - 2.4%
2,209	Erste Group Bank AG	105,991
3,409	Oesterreichische Post AG	101,649
2,564	OMV AG	102,465
3,762	Strabag SE	108,633
1,976	Vienna Insurance Group AG Wiener Versicherung Gruppe	105,204
2,014	Voestalpine AG	104,565
		628,507
	Belgium - 1.2%
1,488	Barco NV	106,806
1,362	Delhaize Group SA	98,094
2,484	Elia System Operator SA/NV	101,731
		306,631
	Bermuda - 0.9%
16,116	Catlin Group Ltd.	109,627
10,216	Lancashire Holdings Ltd.	117,219
		226,846
	Canada - 5.4%
1,682	ATCO Ltd., Class I	108,590
15,368	Bombardier, Inc., Class B	93,096
3,530	Encana Corp.	103,701
4,068	Great-West Lifeco, Inc.	101,769
2,508	Industrial Alliance Insurance and Financial Services, Inc.	99,095
1,545	Inmet Mining Corp.	106,854
1,314	National Bank of Canada	101,977
3,486	Petrominerales Ltd.	111,359
3,858	Power Corp. of Canada	102,500
3,576	Research In Motion Ltd.*	89,686
16,152	Sherritt International Corp.	101,061
38,830	Sino-Forest Corp.*	297,080
		1,416,768
	China - 4.0%
68,000	Agile Property Holdings Ltd.	109,924
208,000	Bank of China Ltd., H-Shares	95,801
118,800	Bank of Communications Co. Ltd., H-Shares	103,642
102,000	China Petroleum & Chemical Corp. (Sinopec), H-Shares	100,632
54,000	Dongfeng Motor Group Co. Ltd., H-Shares	106,829
144,000	Fosun International	117,498
136,000	Industrial & Commercial Bank of China Ltd., H-Shares	103,468
72,000	PetroChina Co. Ltd., H-Shares	101,980
122,500	Soho China Ltd.	111,114
87,000	Yangzijiang Shipbuilding Holdings Ltd.	105,159
		1,056,047
	Cyprus - 0.4%
21,274	Songa Offshore SE*	117,489

	Denmark - 1.2%
13	A P Moller - Maersk A/S, Class B	99,839
4,240	H. Lundbeck A/S	106,389
583	Topdanmark A/S*	104,570
		310,798
	Finland - 1.5%
8,738	Pohjola Bank PLC, Class A	106,668
10,249	Stora Enso Oyj, Class R	88,514
5,874	UPM-Kymmene Oyj	91,753
3,357	Wartsila Oyj	96,914
		383,849
	France - 7.6%
1,062	Arkema SA	104,003
4,937	AXA SA	93,008
1,398	BNP Paribas	91,336
1,131	Cie Generale des Etablissements Michelin, Class B	95,337
4,892	CNP Assurances	94,481
7,491	Credit Agricole SA	92,769
1,278	Euler Hermes SA	112,540
2,587	Faurecia	100,485
1,376	FFP	98,371
22,224	Natixis	101,492
3,336	Plastic Omnium SA	116,011
2,430	PSA Peugeot Citroen SA	92,675
2,321	Rhodia SA	105,228
1,383	Sanofi-Aventis SA	107,894
3,789	SCOR SE	97,870
1,913	Societe Generale	95,486
1,903	Total SA	103,314
1,625	Valeo SA	100,107
3,927	Vivendi SA	94,268
929	Wendel	107,212
		2,003,887
	Germany - 7.8%
758	Allianz SE	99,187
1,724	Aurubis AG	107,060
1,130	BASF SE	102,657
1,084	Bayerische Motoren Werke (BMW) AG	108,759
2,600	Centrotherm Photovoltaics AG*	89,407
1,076	Continental AG*	107,616
1,483	Daimler AG	107,960
1,830	Deutsche Bank AG	101,297
4,957	Deutsche Lufthansa AG	100,081
5,717	Deutsche Post AG	101,213
2,108	Hannover Rueckversicherung AG	109,763
9,831	Infineon Technologies AG	98,989
1,294	Lanxess AG	104,428
1,866	Leoni AG	105,327
984	Merck KGaA	105,400
711	Muenchener Rueckversicherungs-Gesellschaft AG	105,287
780	Siemens AG	100,183
3,900	Sixt AG	102,895
593	Volkswagen AG	108,819
505	Wacker Chemie AG	95,936
		2,062,264

	Greece - 0.9%
17,284	Mytilineos Holdings SA*	$121,454
6,998	OPAP SA	116,148
		237,602
	Hong Kong - 2.7%
44,000	Cathay Pacific Airways Ltd.	101,949
8,000	Guoco Group Ltd.	97,505
3,500	Jardine Strategic Holdings Ltd.	114,590
140,000	Minmetals Resources Ltd.*	96,453
15,500	Orient Overseas International Ltd.	88,193
241,000	PCCW Ltd.	105,125
27,000	Wheelock & Co. Ltd.	116,043
		719,858
	Ireland - 0.4%
842,107	Anglo Irish Bank Corp. Ltd.*	—
6,684	Seagate Technology PLC	92,841
		92,841
	Israel - 1.2%
21,390	Bank Hapoalim BM	106,560
51,256	Israel Discount Bank Ltd., Class A*	99,813
10,020	Mizrahi Tefahot Bank Ltd.	106,023
		312,396
	Italy - 5.4%
5,310	Assicurazioni Generali SpA	101,180
135,888	Banca Monte dei Paschi di Siena SpA	102,224
47,712	Banco Popolare Societa Cooperativa	91,873
4,219	Danieli SpA	113,069
8,811	De’Longhi SpA	108,762
16,900	Enel SpA	97,627
4,648	Eni SpA	101,390
10,424	Fiat SpA	103,432
42,430	Intesa Sanpaolo SpA	98,531
11,130	Mediobanca SpA	102,760
24,124	Mediolanum SpA	100,463
10,414	Pirelli & C. SpA	108,346
9,292	Societa Iniziative Autostradali e Servizi SpA	91,666
80,969	Telecom Italia SpA	102,099
		1,423,422
	Japan - 25.6%
45,000	Aozora Bank Ltd.	109,600
14,996	Asahi Kasei Corp.	105,879
21,000	Bank of Yokohama Ltd. (The)	102,837
4,596	Bridgestone Corp.	113,962
18,000	Calsonic Kansei Corp.	117,528
6,002	Century Tokyo Leasing Corp.	116,012
6,000	Daihatsu Motor Co. Ltd.	105,169
12,000	Dainippon Screen Manufacturing Co. Ltd.	94,209
18,004	Ebara Corp.	105,892
8,500	Elpida Memory, Inc.*	78,404
13,004	Fuji Heavy Industries Ltd.	104,450
25,998	Fukuoka Financial Group, Inc.	110,472
6,700	Heiwa Corp.	108,585
18,000	Higo Bank Ltd. (The)	101,438
18,002	Hitachi Ltd.	111,711
66,000	Hitachi Zosen Corp.	108,589
55,000	Hokuhoku Financial Group, Inc.	114,717
1,000	Idemitsu Kosan Co. Ltd.	115,818
40,004	IHI Corp.	107,797
22,002	Isuzu Motors Ltd.	109,454
9,700	ITOCHU Corp.	111,841
11,000	Iyo Bank Ltd. (The)	103,459
15,998	Kagoshima Bank Ltd. (The)	108,187
13,998	Kayaba Industry Co. Ltd.	114,066
14	KDDI Corp.	103,744
21,000	Keiyo Bank Ltd. (The)	110,455
3,198	Kintetsu World Express, Inc.	109,583
2,300	K’s Holdings Corp.	107,417
7,202	Kuraray Co. Ltd.	108,790
15,008	Marubeni Corp.	112,380
15,002	Mitsubishi Chemical Holdings Corp.	117,194
21,900	Mitsubishi UFJ Financial Group, Inc.	111,217
6,098	Mitsui & Co. Ltd.	114,945
30,000	Mitsui Chemicals, Inc.	114,264
31,000	Mitsui Mining & Smelting Co. Ltd.	112,450
64,500	Mizuho Financial Group, Inc.	106,121
3,198	Musashino Bank Ltd. (The)	112,607
53,000	Nippon Light Metal Co. Ltd.	111,919
8,996	Nippon Shokubai Co. Ltd.	117,476
2,200	Nippon Telegraph & Telephone Corp.	108,304
35,000	Nishi-Nippon City Bank Ltd. (The)	107,462
2,100	Nitto Denko Corp.	101,205
22,098	Resona Holdings, Inc.	109,359
24,900	Sapporo Hokuyo Holdings, Inc.	107,419
5,202	Sega Sammy Holdings, Inc.	111,669
51	Seven Bank Ltd.	104,986
264	SKY Perfect JSAT Holdings, Inc.	115,943
2,796	SoftBank Corp.	109,029
3,396	Sumitomo Mitsui Financial Group, Inc.	107,085
8,598	Sumitomo Rubber Industries Ltd.	111,053
22,998	Teijin Ltd.	102,789
19,980	Toagosei Co. Ltd.	110,526
16	Tokyu REIT, Inc. REIT	99,598
26,004	Tosoh Corp.	110,498
17,002	Tsubakimoto Chain Co.	109,470
34,998	Ube Industries Ltd.	118,791
4,098	Unipres Corp.	118,709
1,308	Yamada Denki Co. Ltd.	104,213
10,998	Yamaguchi Financial Group, Inc.	112,131
5,796	Yamaha Motor Co. Ltd.*	112,106
18,004	Yokohama Rubber Co. Ltd. (The)	109,158
11,002	Zeon Corp.	119,441
		6,771,582
	Jersey Island - 0.4%
53,101	Beazley PLC	112,792

	Netherlands - 2.9%
2,783	ASM International NV	79,624
3,228	European Aeronautic Defence and Space Co. NV	112,255
1,673	Koninklijke DSM NV	95,238
2,730	LyondellBasell Industries NV, Class A	107,726
3,042	Royal Dutch Shell PLC, Class A	111,907
24,948	SNS REAAL NV*	104,862
11,139	STMicroelectronics NV	88,357
14,826	TomTom NV*	70,413
		770,382
	New Zealand - 0.4%
50,442	Telecom Corp. of New Zealand Ltd.	115,700

	Norway - 2.7%
5,577	Aker Solutions ASA	97,981
6,194	Cermaq ASA	86,379
3,154	Fred. Olsen Energy ASA	122,046
134,250	Marine Harvest ASA	77,973

4,367	Statoil ASA	$107,719
13,561	Storebrand ASA	112,943
4,008	TGS Nopec Geophysical Co. ASA	117,285
		722,326
	Portugal - 0.7%
33,254	Portucel Empresa Produtora de Pasta e Papel SA	98,917
9,949	Semapa-Sociedade de Investimento e Gestao SGPS SA	98,662
		197,579
	Singapore - 0.4%
26,000	UOL Group Ltd.	111,452

	South Korea - 0.4%
1,525	Nexen Corp.	114,993

	Spain - 5.0%
3,678	Abengoa SA	104,675
13,728	Banco Espanol de Credito SA	104,357
19,326	Banco Popular Espanol SA	100,283
9,646	Banco Santander SA	101,534
15,541	CaixaBank	90,067
12,462	Cie Automotive SA*	108,343
12,644	Duro Felguera SA	101,385
3,306	Endesa SA	97,176
5,337	Gas Natural SDG SA	107,638
29,562	Grupo Empresarial Ence SA	106,414
30,101	Mapfre SA	107,230
3,053	Obrascon Huarte Lain SA	97,395
3,284	Repsol YPF SA	103,938
		1,330,435
	Sweden - 4.0%
10,796	Billerud AB	97,560
6,285	Boliden AB	108,808
6,833	Industrivarden AB, Class C	102,154
4,993	Kinnevik Investment AB, Class B	115,096
9,904	Nordea Bank AB	105,358
4,959	Saab AB, Class B	108,415
4,973	Scania AB, Class B	96,816
3,558	Svenska Handelsbanken AB, Class A	111,969
10,221	Trelleborg AB, Class B	113,672
6,532	Volvo AB, Class B	105,524
		1,065,372
	Switzerland - 1.9%
1,873	Allied World Assurance Co. Holdings Ltd.	101,985
140	Forbo Holding AG	101,066
200	Georg Fischer AG	106,382
245	Helvetia Holding AG	99,001
5,936	UBS AG*	98,732
		507,166
	United Kingdom - 10.1%
2,251	Anglo American PLC	107,156
2,103	AstraZeneca PLC	102,630
15,204	Aviva PLC	99,530
27,076	Barclays PLC	99,113
32,601	BT Group PLC	107,564
16,972	Carillion PLC	102,189
8,796	Close Brothers Group PLC	107,423
17,642	Dairy Crest Group PLC	108,742
13,075	Drax Group PLC	114,825
14,883	Ferrexpo PLC	112,991
15,523	Hiscox Ltd.	103,835
14,911	Hochschild Mining PLC	117,413
23,832	Kingfisher PLC	98,857
58,411	Legal & General Group PLC	107,579
10,918	Mondi PLC	107,352
51,608	Old Mutual PLC	107,672
13,913	Persimmon PLC	105,467
14,228	Premier Oil PLC*	94,822
22,333	Resolution Ltd.	101,254
1,509	Rio Tinto PLC	106,512
4,468	Schroders PLC	119,401
4,616	Scottish & Southern Energy PLC	99,034
19,066	Tullett Prebon PLC	110,853
13,498	WH Smith PLC	112,447
5,055	Xstrata PLC	107,498
		2,662,159
	United States - 0.4%
1,602	ACE Ltd.	107,302

	Total Common Stocks and Other Equity Interests (Cost $24,616,035)	25,999,118

	Preferred Stocks - 1.7%
	Germany - 1.3%
966	Draegerwerk AG & Co. KGAA	119,921
2,472	Jungheinrich AG	102,305
1,373	Porsche Automobil Holding SE	105,911
		328,137
	Italy - 0.4%
4,033	EXOR SpA	111,794

	Total Preferred Stocks (Cost $415,250)	439,931

	Total Investments (Cost $25,031,285)(a)-100.0%	26,439,049
	Other assets less liabilities-0.0%	9,009
	Net Assets-100.0%	$26,448,058

Investment Abbreviations:

REIT        - Real Estate Investment Trust

Notes to Schedule of Investments:

*                 Non-income producing security.

(a)              At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $25,182,875. The net unrealized appreciation was $1,256,174 which consisted of aggregate gross unrealized appreciation of $2,644,137 and aggregate gross unrealized depreciation of $1,387,963.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Emerging Markets Infrastructure Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests- 100.6%
	Australia - 0.5%
44,838	Leighton Holdings Ltd.	$1,039,716

	Brazil - 11.0%
219,632	Cia Siderurgica Nacional SA ADR	2,332,492
245,177	Gerdau SA ADR	2,236,014
294,700	Iochpe-Maxion SA	3,820,062
712,600	Magnesita Refratarios SA*	2,877,433
263,800	MMX Mineracao e Metalicos SA*	1,387,484
590,200	Paranapanema SA	1,973,342
212,934	Vale SA ADR	6,907,579
61,000	Weg SA	658,930
		22,193,336
	Cayman Islands - 1.0%
3,829,000	Lonking Holdings Ltd.	1,945,325

	Chile - 4.3%
1,140,580	Besalco SA	1,882,474
98,247	CAP SA	4,510,191
53,511	Molibdenos y Metales SA	982,605
348,838	Salfacorp SA	1,235,365
		8,610,635
	China - 21.7%
1,396,000	Angang Steel Co. Ltd., H-Shares	1,443,551
1,676,500	Anhui Conch Cement Co. Ltd., H-Shares	7,850,696
1,507,500	BBMG Corp., Class H	2,189,352
1,218,000	China Communications Construction Co. Ltd., H-Shares	1,032,905
1,693,000	China Molybdenum Co. Ltd., H-Shares	1,331,463
710,000	China National Building Material Co. Ltd., H-Shares	1,426,467
2,434,000	China Railway Construction Corp. Ltd., H-Shares	1,492,658
4,932,000	China Railway Group Ltd., H-Shares	1,847,641
1,305,600	Dongfang Electric Corp. Ltd., H-Shares	4,731,952
1,526,000	First Tractor Co. Ltd., H-Shares	1,973,453
785,400	Guangzhou Shipyard International Co. Ltd., H-Shares	1,006,626
876,000	Harbin Power Equipment Co. Ltd., H-Shares	1,153,090
6,260,000	Hunan Non-Ferrous Metal Corp. Ltd., H-Shares*	2,481,673
1,784,000	Jiangxi Copper Co. Ltd., H-Shares	6,282,738
11,020,000	Metallurgical Corp. of China Ltd., H-Shares	4,114,209
3,836,000	Shanghai Electric Group Co. Ltd., H-Shares	2,037,468
1,919,800	Xinjiang Goldwind Science & Technology Co. Ltd., H-Shares	1,463,033
		43,858,975
	Egypt - 0.6%
25,733	Orascom Construction Industries	1,117,472

	France - 1.7%
55,848	Alstom SA	2,949,721
13,350	Areva SA*	489,479
		3,439,200
	India - 3.9%
146,624	Larsen & Toubro Ltd. GDR	5,747,661
82,622	Mahindra & Mahindra Ltd. GDR	1,343,434
55,316	Sterlite Industries (India) Ltd. ADR(a)	817,017
		7,908,112
	Indonesia - 6.3%
4,305,000	Aneka Tambang Tbk PT	1,012,643
2,240,500	Holcim Indonesia Tbk PT	546,785
2,323,500	Indocement Tunggal Prakarsa Tbk PT	4,222,061
2,714,000	International Nickel Indonesia Tbk PT	1,356,601
3,747,000	Semen Gresik (Persero) Tbk PT	4,164,558
415,500	United Tractors Tbk PT	1,334,096
		12,636,744
	Malaysia - 6.9%
5,049,900	Dialog Group Bhd	4,610,926
2,285,500	Gamuda Bhd	2,841,474
1,315,900	IJM Corp. Bhd	2,793,184
424,600	Lafarge Malayan Cement Bhd	1,055,778
370,400	Malaysia Marine and Heavy Engineering Holdings BHD*	954,704
1,572,000	WCT Bhd	1,626,024
		13,882,090
	Mexico - 1.8%
279,507	Cemex SAB de CV ADR*	1,967,729
828,900	Empresas ICA SAB de CV*	1,686,025
		3,653,754
	Poland - 2.0%
38,616	PBG SA	1,939,772
2,000,327	Polimex-Mostostal SA	2,074,217
		4,013,989
	Russia - 5.7%
33,157	Evraz Group SA GDR*	1,107,444
179,950	LSR Group OJSC GDR	1,358,623
31,600	Magnitogorsk Iron & Steel Works GDR	350,760
37,675	Mechel ADR	937,354
221,352	MMC Norilsk Nickel OJSC ADR	5,918,952
23,160	Novolipetsk Steel OJSC GDR	868,500
48,735	Severstal GDR	947,408
		11,489,041
	Singapore - 2.9%
2,159,000	Hyflux Ltd.	3,515,381
3,110,000	Midas Holdings Ltd.	1,472,648
197,000	SembCorp Marine Ltd.	883,738
		5,871,767
	South Africa - 11.3%
123,280	African Rainbow Minerals Ltd.	3,472,394
509,494	Aveng Ltd.	2,716,633
355,506	Group Five Ltd.	1,562,862
1,117,737	Murray & Roberts Holdings Ltd.	5,130,290
755,494	Pretoria Portland Cement Co. Ltd.	2,904,707
441,497	Raubex Group Ltd.	1,013,211
223,535	Reunert Ltd.	1,978,717
253,363	Wilson Bayly Holmes-Ovcon Ltd.	4,077,731
		22,856,545
	Sweden - 2.2%
191,944	Atlas Copco AB, Class A	4,537,165

	Switzerland - 3.1%
259,677	ABB Ltd.*	$6,232,923

	Taiwan - 9.6%
5,173,000	BES Engineering Corp.	1,786,793
3,143,292	China Steel Corp.	3,281,132
3,353,384	Chung Hung Steel Corp.	1,587,408
1,909,000	CTCI Corp.	2,575,301
4,190,550	Taiwan Cement Corp.	6,626,869
3,172,505	Tung Ho Steel Enterprise Corp.	3,608,683
		19,466,186
	United States - 4.1%
67,695	Caterpillar, Inc.	6,687,589
31,844	Pall Corp.	1,578,825
		8,266,414
	Total Investments (excluding investments purchased with cash collateral from securities on loan) - 100.6% (Cost $186,858,589)	203,019,389

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.3%
632,875	Liquid Assets Portfolio - Institutional Class (Cost $632,875)(b)	632,875

	Total Investments (Cost $187,491,464)(c)-100.9%	203,652,264
	Liabilities in excess of other assets-(0.9)%	(1,752,224)
	Net Assets-100.0%	$201,900,040

Investment Abbreviations:

ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt

Notes to Schedule of Investments:

*                 Non-income producing security.

(a)              All or a portion of this security was out on loan at July 31, 2011.

(b)             The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.  The security and the Fund have the same investment adviser and therefore is considered to be affiliated.

(c)              At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $188,781,340. The net unrealized appreciation was $14,870,924 which consisted of aggregate gross unrealized appreciation of $27,231,101 and aggregate gross unrealized depreciation of $12,360,177.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests- 99.9%
	Australia - 40.1%
13,961	AGL Energy Ltd.	$217,610
53,494	Amcor Ltd.	413,674
99,464	AMP Ltd.	498,208
79,472	Asciano Ltd.	145,784
3,747	ASX Ltd.	122,901
102,974	Australia & New Zealand Banking Group Ltd.	2,356,118
11,715	Bank of Queensland Ltd.	103,590
16,952	Bendigo and Adelaide Bank Ltd.	164,609
73,248	BHP Billiton Ltd.	3,332,622
180,599	BlueScope Steel Ltd.	226,152
35,716	Boral Ltd.	163,598
47,957	Brambles Ltd.	365,061
11,495	Caltex Australia Ltd.	134,600
64,087	CFS Retail Property Trust REIT	121,786
15,404	Coca-Cola Amatil Ltd.	191,202
56,288	Commonwealth Bank of Australia	3,046,341
12,298	Computershare Ltd.	110,907
8,509	CSL Ltd.	286,850
41,497	CSR Ltd.	119,882
221,295	Dexus Property Group REIT	210,265
47,889	Echo Entertainment Group Ltd.*	210,941
58,118	Foster’s Group Ltd.	322,390
108,387	Goodman Fielder Ltd.	107,152
233,982	Goodman Group REIT	174,772
79,030	GPT Group REIT	261,300
656,750	BGP Holdings PLC REIT*	—
46,385	Incitec Pivot Ltd.	201,259
108,247	Insurance Australia Group Ltd.	390,005
6,054	Leighton Holdings Ltd.	140,382
30,176	Lend Lease Group	293,681
18,379	Macquarie Group Ltd.	556,594
49,684	MAP Group	178,461
53,580	Metcash Ltd.	244,837
180,565	Mirvac Group REIT	228,093
114,662	National Australia Bank Ltd.	3,022,810
5,256	Newcrest Mining Ltd.	228,340
17,694	Oil Search Ltd.	132,748
86,610	OneSteel Ltd.	167,916
11,754	Orica Ltd.	331,946
23,243	Origin Energy Ltd.	375,054
110,570	Qantas Airways Ltd.*	224,086
47,258	QBE Insurance Group Ltd.	851,333
7,064	Rio Tinto Ltd.	620,756
22,502	Santos Ltd.	318,359
11,019	Sims Metal Management Ltd.	204,070
13,240	Sonic Healthcare Ltd.	176,558
118,283	Stockland REIT	396,280
85,531	Suncorp Group Ltd.	695,241
47,913	TABCORP Holdings Ltd.	169,469
88,242	Tatts Group Ltd.	224,876
331,867	Telstra Corp. Ltd.	1,089,972
32,199	Toll Holdings Ltd.	160,221
28,371	Transurban Group	159,249
19,372	Treasury Wine Estates Ltd.*	73,200
37,212	Wesfarmers Ltd.	1,198,470
5,647	Wesfarmers Ltd. PPS	184,289
109,863	Westfield Group REIT	960,605
114,077	Westpac Banking Corp.	2,558,786
11,972	Woodside Petroleum Ltd.	504,327
47,349	Woolworths Ltd.	1,401,163
5,866	WorleyParsons Ltd.	177,261
		32,249,012
	Hong Kong - 14.1%
189,600	AIA Group Ltd.*	696,907
64,062	Bank of East Asia Ltd. (The)	247,388
138,932	BOC Hong Kong (Holdings) Ltd.	415,308
73,904	Cathay Pacific Airways Ltd.	171,237
176,000	Chaoda Modern Agriculture (Holdings) Ltd.	70,449
46,673	Cheung Kong (Holdings) Ltd.	713,164
76,845	CLP Holdings Ltd.	709,839
80,979	Esprit Holdings Ltd.	235,836
30,799	Hang Lung Group Ltd.	185,320
49,427	Hang Lung Properties Ltd.	182,629
27,960	Hang Seng Bank Ltd.	439,425
39,580	Henderson Land Development Co. Ltd.	250,850
111,600	Hong Kong & China Gas Co. Ltd.	273,183
7,000	Hong Kong Exchanges & Clearing Ltd.	144,499
48,000	Hongkong Land Holdings Ltd.	322,560
125,948	Hutchison Whampoa Ltd.	1,468,006
6,800	Jardine Matheson Holdings Ltd.	389,708
5,000	Jardine Strategic Holdings Ltd.	163,700
26,390	Kerry Properties Ltd.	127,980
25,000	Kingboard Chemical Holdings Ltd.	118,834
91,334	Li & Fung Ltd.	151,862
67,500	Link (The) REIT	235,984
44,694	MTR Corp. Ltd.	151,665
171,602	New World Development Co. Ltd.	252,741
213,454	Noble Group Ltd.	331,596
17,439	Orient Overseas International Ltd.	99,226
228,000	Pacific Basin Shipping Ltd.	125,196
533,029	PCCW Ltd.	232,510
53,184	Power Assets Holdings Ltd.	440,101
89,895	Sino Land Co. Ltd.	152,468
58,888	Sun Hung Kai Properties Ltd.	896,031
35,020	Swire Pacific Ltd., Class A	493,322
42,236	Wharf Holdings Ltd. (The)	310,762
41,736	Yue Yuen Industrial (Holdings) Ltd.	133,596
		11,333,882
	New Zealand - 1.0%
37,987	Fletcher Building Ltd.	269,859
247,011	Telecom Corp. of New Zealand Ltd.	566,575
		836,434
	Singapore - 7.6%
115,000	CapitaLand Ltd.	277,051
78,000	CapitaMall Trust REIT	122,143
17,000	City Developments Ltd.	149,134
109,000	ComfortDelGro Corp. Ltd.	129,940
65,000	DBS Group Holdings Ltd.	838,588

59,000	Fraser and Neave Ltd.	$294,081
5,000	Jardine Cycle & Carriage Ltd.	200,872
278,000	Golden Agri-Resources Ltd.	168,590
46,000	Keppel Corp. Ltd.	423,028
74,000	Oversea-Chinese Banking Corp. Ltd.	611,672
34,000	SembCorp Industries Ltd.	143,203
34,000	Singapore Airlines Ltd.	399,950
68,000	Singapore Press Holdings Ltd.	222,571
50,000	Singapore Technologies Engineering Ltd.	125,441
313,000	Singapore Telecommunications Ltd.	873,670
43,000	United Overseas Bank Ltd.	730,509
16,000	Venture Corp. Ltd.	104,739
62,000	Wilmar International Ltd.	303,369
		6,118,551
	South Korea - 37.1%
10,020	BS Financial Group, Inc.*	154,439
1,135	Cheil Industries, Inc.	129,723
2,478	Daelim Industrial Co. Ltd.	296,147
8,350	DGB Financial Group, Inc.*	132,263
4,022	Dongbu Insurance Co. Ltd.	199,517
4,750	Dongkuk Steel Mill Co. Ltd.	178,637
3,123	Doosan Corp.	438,399
2,233	Doosan Heavy Industries and Construction Co. Ltd.	143,176
761	E-Mart Co. Ltd.*	198,497
1,821	GS Engineering & Construction Corp.	205,538
4,964	GS Holdings	426,575
8,590	Hana Financial Group, Inc.	336,903
4,310	Hankook Tire Co. Ltd.	175,376
11,187	Hanwha Corp.	548,580
419	Honam Petrochemical Corp.	171,685
15,900	Hynix Semiconductor, Inc.	365,717
3,032	Hyosung Corp.	268,604
1,057	Hyundai Department Store Co. Ltd.	184,471
4,780	Hyundai Development Co.	150,296
2,191	Hyundai Engineering & Construction Co. Ltd.	179,553
1,515	Hyundai Heavy Industries Co. Ltd.	586,285
788	Hyundai Mipo Dockyard Co. Ltd.	124,818
1,443	Hyundai Mobis	520,099
8,902	Hyundai Motor Co.	1,984,226
1,385	Hyundai Steel Co.	170,777
8,880	Industrial Bank of Korea	152,871
5,080	Kangwon Land, Inc.	144,310
14,188	KB Financial Group, Inc.	706,507
7,289	Kia Motors Corp.	535,112
31,260	Korea Electric Power Corp.*	760,523
25,340	Korea Exchange Bank	224,726
4,080	Korea Gas Corp.	137,961
1,109	Korea Kumho Petrochemical Co. Ltd.	228,259
2,480	Korean Air Lines Co. Ltd.	158,073
8,480	KT Corp.	318,111
3,525	KT&G Corp.	219,330
1,058	LG Chem Ltd.	471,649
14,395	LG Corp.	1,075,904
15,990	LG Display Co. Ltd.	411,769
10,893	LG Electronics, Inc.	830,691
5,030	LG International Corp.	295,798
423	Lotte Shopping Co. Ltd.	182,753
2,696	LS Corp.	280,008
4,602	POSCO	2,027,534
7,509	Samsung C&T Corp.	597,558
960	Samsung Electro-Mechanics Co. Ltd.	79,036
5,230	Samsung Electronics Co. Ltd.	4,186,778
1,750	Samsung Fire & Marine Insurance Co. Ltd.	395,879
7,860	Samsung Heavy Industries Co. Ltd.	320,200
2,414	Samsung Life Insurance Co. Ltd.	228,509
1,139	Samsung SDI Co. Ltd.	183,657
1,998	Samsung Securities Co. Ltd.	150,660
24,809	Shinhan Financial Group Co. Ltd.	1,188,328
269	Shinsegae Co. Ltd.	83,688
14,051	SK Holdings Co. Ltd.	2,418,910
3,993	SK Innovation Co. Ltd.	825,642
2,132	SK Telecom Co. Ltd.	297,263
5,201	S-Oil Corp.	735,036
7,240	STX Corp. Ltd.	140,776
5,280	STX Offshore & Shipbuilding Co. Ltd.	122,197
32,790	Woori Finance Holdings Co. Ltd.	432,307
		29,818,614
	Total Common Stocks and Other Equity Interests (Cost $68,665,783)	80,356,493

	Money Market Fund - 0.1%
56,745	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $56,745)	56,745

	Total Investments (Cost $68,722,528)(a)-100.0%	80,413,238
	Other assets less liabilities-0.0%	28,851
	Net Assets-100.0%	$80,442,089

Investment Abbreviations:

PPS	- Price Protected Shares
REIT	- Real Estate Investment Trust

Notes to Schedule of Investments:

*                 Non-income producing security.

(a)              At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $69,493,548. The net unrealized appreciation was $10,919,690 which consisted of aggregate gross unrealized appreciation of $13,356,707 and aggregate gross unrealized depreciation of $2,437,017.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests- 99.5%
	Australia - 5.1%
7,050	AGL Energy Ltd.	$109,888
26,866	Amcor Ltd.	207,757
50,283	AMP Ltd.	251,864
40,022	Asciano Ltd.	73,417
1,883	ASX Ltd.	61,762
52,059	Australia & New Zealand Banking Group Ltd.	1,191,147
5,901	Bank of Queensland Ltd.	52,180
8,538	Bendigo and Adelaide Bank Ltd.	82,907
37,024	BHP Billiton Ltd.	1,684,510
90,948	BlueScope Steel Ltd.	113,888
17,982	Boral Ltd.	82,367
24,143	Brambles Ltd.	183,783
5,783	Caltex Australia Ltd.	67,716
32,270	CFS Retail Property Trust REIT	61,323
7,788	Coca-Cola Amatil Ltd.	96,668
28,528	Commonwealth Bank of Australia	1,543,953
6,196	Computershare Ltd.	55,877
4,342	CSL Ltd.	146,375
20,901	CSR Ltd.	60,381
111,445	Dexus Property Group REIT	105,891
24,114	Echo Entertainment Group Ltd.*	106,217
29,276	Foster’s Group Ltd.	162,399
54,581	Goodman Fielder Ltd.	53,959
117,834	Goodman Group REIT	88,016
39,716	GPT Group REIT	131,314
231,466	GPT Group-In Specie REIT*	—
23,351	Incitec Pivot Ltd.	101,317
55,485	Insurance Australia Group Ltd.	199,908
3,056	Leighton Holdings Ltd.	70,863
15,204	Lend Lease Group	147,969
9,348	Macquarie Group Ltd.	283,097
25,755	MAP Group	92,510
26,982	Metcash Ltd.	123,296
90,931	Mirvac Group REIT	114,866
58,084	National Australia Bank Ltd.	1,531,256
2,648	Newcrest Mining Ltd.	115,039
8,915	Oil Search Ltd.	66,884
43,613	OneSteel Ltd.	84,555
5,980	Orica Ltd.	168,882
11,676	Origin Energy Ltd.	188,407
55,917	Qantas Airways Ltd.*	113,324
23,994	QBE Insurance Group Ltd.	432,242
3,590	Rio Tinto Ltd.	315,475
11,331	Santos Ltd.	160,311
5,577	Sims Metal Management Ltd.	103,285
6,695	Sonic Healthcare Ltd.	89,279
59,535	Stockland REIT	199,458
43,455	SunCorp Group Ltd.	353,225
24,114	TABCORP Holdings Ltd.	85,291
44,444	Tatts Group Ltd.	113,261
167,741	Telstra Corp. Ltd.	550,923
16,291	Toll Holdings Ltd.	81,064
14,288	Transurban Group	80,200
10,282	Treasury Wine Estates Ltd.*	38,852
18,831	Wesfarmers Ltd.	606,481
2,924	Wesfarmers Ltd. PPS	95,425
55,671	Westfield Group REIT	486,768
57,670	Westpac Banking Corp.	1,293,558
6,032	Woodside Petroleum Ltd.	254,101
23,937	Woolworths Ltd.	708,349
2,953	WorleyParsons Ltd.	89,235
		16,314,515
	Austria - 0.5%
7,764	Erste Group Bank AG	372,528
6,221	Immoeast AG*	—
28,278	Immofinanz AG*	109,391
6,856	OMV AG	273,986
1,354	Raiffeisen International Bank Holding AG	67,973
14,819	Telekom Austria AG	181,667
1,143	Vienna Insurance Group AG Wiener Versicherung Gruppe	60,854
6,115	Voestalpine AG	317,484
4,605	Wienerberger AG	74,048
		1,457,931
	Belgium - 0.9%
166,893	Ageas	344,149
14,425	Agfa Gevaert NV*	57,004
9,000	Anheuser-Busch InBev NV	519,907
543	Bekaert SA NV	33,112
5,926	Belgacom SA	207,143
1,109	Colruyt SA	54,024
4,765	Delhaize Group SA	343,187
85,800	Dexia SA*	228,095
833	D’ieteren SA	56,727
1,990	Groupe Bruxelles Lambert SA	168,203
9,203	KBC Groep NV	326,386
1,234	Solvay SA	186,015
3,659	UCB SA	168,624
2,715	Umicore SA	138,970
		2,831,546
	Bermuda - 0.1%
12,776	Catlin Group Ltd.	86,907
3,482	Frontline Ltd.	40,589
1,783	Seadrill Ltd.	62,188
		189,684
	Canada - 5.9%
1,465	Agrium, Inc.	128,375
3,676	Alimentation Couche Tard, Inc., Class B	116,157
1,370	ATCO Ltd., Class I	88,447
15,181	Bank of Montreal	955,107
17,318	Bank of Nova Scotia	983,377
6,949	Barrick Gold Corp.	331,737
6,685	BCE, Inc.	255,447
1,474	Bombardier, Inc., Class A	8,929
28,224	Bombardier, Inc., Class B	170,974
10,077	Brookfield Asset Management, Inc., Class A	317,893
5,892	Brookfield Office Properties, Inc.	112,079
2,508	Cameco Corp.	66,791
7,478	Canadian Imperial Bank of Commerce	571,969

5,654	Canadian National Railway Co.	$424,517
9,882	Canadian Natural Resources Ltd.	399,568
2,576	Canadian Pacific Railway Ltd.	164,714
2,096	Canadian Tire Corp. Ltd., Class A	128,332
1,618	Canadian Utilities Ltd., Class A	95,606
8,550	Celestica, Inc.*	75,182
8,758	Cenovus Energy, Inc.	337,139
3,952	CGI Group, Inc., Class A*	85,075
3,977	CI Financial Corp.	92,324
1,938	Crescent Point Energy Corp.	87,237
2,032	Emera, Inc.	67,275
1,424	Empire Co. Ltd., Class A	86,501
11,164	Enbridge, Inc.	367,044
25,165	Encana Corp.	739,270
494	Fairfax Financial Holdings Ltd.	194,670
3,005	Finning International, Inc.	86,294
488	First Quantum Minerals Ltd.	67,747
3,045	Fortis, Inc.	101,037
2,180	George Weston Ltd.	151,479
5,301	Goldcorp, Inc.	253,841
6,427	Great-West Lifeco, Inc.	160,784
4,355	Groupe Aeroplan, Inc.	61,481
2,960	H&R REIT	68,156
6,464	Husky Energy, Inc.	181,221
2,279	IGM Financial, Inc.	114,887
3,718	Imperial Oil Ltd.	163,660
1,784	Industrial Alliance Insurance & Financial Services, Inc.	70,489
2,030	Intact Financial Corp.	117,972
5,934	Kinross Gold Corp.	97,019
3,506	Loblaw Cos. Ltd.	135,809
6,901	Magna International, Inc.	337,040
49,578	Manulife Financial Corp.	788,759
2,043	Methanex Corp.	60,595
2,963	Metro, Inc., Class A	147,102
3,112	National Bank of Canada	241,517
8,858	Nexen, Inc.	206,933
5,006	Onex Corp.	187,932
2,643	Pembina Pipeline Corp.	69,915
3,741	Potash Corp. of Saskatchewan, Inc.	216,269
15,361	Power Corp. of Canada	408,113
7,725	Power Financial Corp.	228,232
8,583	Precision Drilling Corp.*	148,425
1,807	Quebecor, Inc., Class B	57,402
4,378	Research In Motion Ltd.*	109,800
3,233	RioCan REIT	87,962
7,135	Rogers Communications, Inc., Class B	272,792
5,135	RONA, Inc.	59,307
25,736	Royal Bank of Canada	1,386,397
1,639	Saputo, Inc.	76,870
7,102	Shaw Communications, Inc., Class B	160,626
7,471	Sherritt International Corp.	46,745
3,732	Shoppers Drug Mart Corp.	156,923
2,831	Sino-Forest Corp.*(a)	21,659
1,367	SNC-Lavalin Group, Inc.	77,379
15,914	Sun Life Financial, Inc.	440,485
13,856	Suncor Energy, Inc.	531,789
5,516	Superior Plus Corp.	63,071
13,741	Talisman Energy, Inc.	250,583
6,305	Teck Resources Ltd., Class B	312,822
1,390	Telus Corp.	76,613
1,177	Telus Corp. NVTG	62,110
6,934	Thomson Reuters Corp.	238,800
14,828	Toronto-Dominion Bank (The)	1,188,695
6,114	TransAlta Corp.	135,397
12,915	TransCanada Corp.	543,319
2,016	Valeant Pharmaceuticals International, Inc.	111,116
1,112	Vermilion Energy, Inc.	55,836
9,278	Viterra, Inc.	105,212
7,445	Yamana Gold, Inc.	97,066
		19,051,220
	Denmark - 0.6%
15	A P Moller - Maersk A/S, Class A	111,322
51	A P Moller - Maersk A/S, Class B	391,676
1,885	Carlsberg A/S, Class B	185,412
29,819	Danske Bank A/S*	577,982
2,903	DSV A/S	64,499
716	FLSmidth & Co. A/S	55,651
1,805	Jyske Bank A/S*	72,027
2,404	Novo Nordisk A/S, Class B	294,417
4,899	Vestas Wind Systems A/S*	108,280
		1,861,266
	Finland - 1.0%
4,496	Elisa Oyj	96,782
9,668	Fortum Oyj	256,324
3,984	Huhtamaki Oyj	51,926
2,716	Kesko Oyj, Class B	105,651
1,961	Kone Oyj, Class B	113,846
3,500	Metso Corp. Oyj	171,758
7,244	Neste Oil Oyj	95,144
180,328	Nokia Oyj	1,051,037
1,736	Nokian Renkaat Oyj	81,475
6,384	Outokumpu Oyj	68,299
1,081	Outotec Oyj	53,328
4,669	Pohjola Bank PLC, Class A	56,996
4,839	Rautaruukki Oyj	99,020
13,470	Sampo Oyj, Class A	411,711
19,662	Stora Enso Oyj, Class R	169,808
18,393	UPM-Kymmene Oyj	287,302
1,998	Wartsila Oyj	57,681
2,931	YIT Oyj	65,073
		3,293,161
	France - 10.9%
6,136	Accor SA	271,312
13,341	Air France-KLM*	161,535
4,339	Air Liquide SA	598,262
58,982	Alcatel-Lucent*	233,506
6,357	Alstom SA	335,757
1,503	Arkema SA	147,191
1,704	Atos	94,126
122,506	AXA SA	2,307,900
33,425	BNP Paribas SA	2,183,763
1,500	Bourbon SA	62,801
11,995	Bouygues SA	454,880
3,878	Cap Gemini	191,561
28,605	Carrefour SA	846,771
2,075	Casino Guichard Perrachon SA	189,581
1,545	Christian Dior SA	247,548
17,806	Cie de Saint-Gobain	1,033,724
3,481	Cie Generale de Geophysique-Veritas*	117,752
3,736	Cie Generale des Etablissements Michelin, Class B	314,924
10,439	CNP Assurances	201,611
45,362	Credit Agricole SA	561,766

10,648	DANONE SA	$761,999
7,909	EDF SA	300,781
2,881	Eiffage SA	158,003
165	Eramet	46,070
2,077	Essilor International SA	166,872
979	Eurazeo	66,803
2,349	Faurecia	91,240
558	Fonciere des Regions REIT	54,526
101,081	France Telecom SA	2,097,460
44,958	GDF Suez	1,474,925
6,362	Groupe Eurotunnel SA	68,018
866	Imerys SA	59,615
1,811	Klepierre REIT	67,923
9,711	Lafarge SA	521,627
5,492	Lagardere SCA	214,031
2,825	Legrand SA	110,074
3,549	L’Oreal SA	428,444
3,903	LVMH Moet Hennessy Louis Vuitton SA	717,622
2,867	Metropole Television SA	65,609
29,373	Natixis	134,140
721	Neopost SA	57,709
1,324	Nexans SA	114,688
6,628	PagesJaunes Groupe SA(a)	52,718
4,062	Pernod-Ricard SA	403,460
2,827	PPR	524,050
18,215	PSA Peugeot Citroen SA	694,684
2,119	Publicis Groupe SA	108,082
1,496	Rallye SA	58,484
11,680	Renault SA	625,462
2,427	Rexel SA	52,924
2,702	Rhodia SA	122,502
3,572	Safran SA	149,010
36,914	Sanofi-Aventis SA	2,879,837
4,281	Schneider Electric SA	622,254
5,811	SCOR SE	150,099
26,528	Societe Generale	1,324,124
4,322	Societe Television Francaise 1	82,696
3,044	Sodexo	233,146
16,087	STMicroelectronics NV	127,282
11,483	Suez Environnement Co.	213,359
1,781	Technip SA	195,428
2,893	Thales SA	123,907
82,213	Total SA	4,463,334
1,931	Unibail-Rodamco SE REIT	431,211
2,555	Valeo SA	157,399
2,717	Vallourec SA	277,676
23,297	Veolia Environnement	529,117
12,983	Vinci SA	755,964
49,258	Vivendi SA	1,182,443
618	Wendel	71,321
909	Zodiac Aerospace	78,988
		35,025,411
	Germany - 8.6%
3,622	Adidas AG	269,557
19,452	Allianz SE	2,545,358
2,163	Aurubis AG	134,322
22,136	BASF SE	2,010,993
15,800	Bayer AG	1,269,869
8,709	Bayerische Motoren Werke (BMW) AG	873,786
1,144	Beiersdorf AG	73,821
1,261	Bilfinger Berger AG	124,796
5,515	Celesio AG	106,315
53,804	Commerzbank AG*	205,507
1,991	Continental AG*	199,130
35,214	Daimler AG	2,563,524
31,124	Deutsche Bank AG	1,722,815
3,297	Deutsche Boerse AG	244,659
12,653	Deutsche Lufthansa AG	255,462
44,941	Deutsche Post AG	795,628
182,713	Deutsche Telekom AG	2,846,136
1,255	Douglas Holding AG	60,568
87,458	E.ON AG	2,415,515
4,922	Freenet AG	59,568
2,824	Fresenius Medical Care AG & Co. KGaA	216,824
1,855	Fresenius SE & Co. KGaA	198,723
3,353	GEA Group AG	116,915
1,875	Hannover Rueckversicherung AG	97,631
5,837	HeidelbergCement AG	322,510
2,043	Henkel AG & Co. KGaA	111,663
1,702	Hochtief AG	136,988
14,071	Infineon Technologies AG	141,682
1,923	K+S AG	154,112
1,725	Lanxess AG	139,211
2,207	Linde AG	396,432
2,875	MAN SE	342,243
1,114	Merck KGaA	119,325
6,557	Metro AG	363,093
9,263	Muenchener Rueckversicherungs-Gesellschaft AG	1,371,692
4,880	Praktiker AG	17,209
17,613	RWE AG	924,950
2,083	Salzgitter AG	152,298
7,908	SAP AG	495,973
15,477	Siemens AG	1,987,852
2,170	Symrise AG	59,388
16,177	ThyssenKrupp AG	717,150
19,742	TUI AG*	183,152
936	Volkswagen AG	171,761
705	Wincor Nixdorf AG	44,252
		27,760,358
	Greece - 0.4%
33,406	Alpha Bank AE*	146,894
2,730	Coca-Cola Hellenic Bottling Co. SA*	70,810
29,070	EFG Eurobank Ergasias SA*	113,206
20,988	Hellenic Telecommunications Organization SA	175,530
41,968	National Bank of Greece SA*	285,257
10,746	OPAP SA	178,355
66,299	Piraeus Bank SA*	85,745
6,688	Public Power Corp. SA	82,363
		1,138,160
	Hong Kong - 1.7%
95,800	AIA Group Ltd.	352,129
32,695	Bank of East Asia Ltd. (The)	126,258
72,242	BOC Hong Kong (Holdings) Ltd.	215,952
32,085	Cathay Pacific Airways Ltd.	74,341
106,000	Chaoda Modern Agriculture (Holdings) Ltd.	42,430
20,435	Cheung Kong (Holdings) Ltd.	312,247
38,710	CLP Holdings Ltd.	357,575
40,316	Esprit Holdings Ltd.	117,413
13,072	Hang Lung Group Ltd.	78,655
22,607	Hang Lung Properties Ltd.	83,531
14,369	Hang Seng Bank Ltd.	225,826
16,863	Henderson Land Development Co. Ltd.	106,874

59,443	Hong Kong & China Gas Co. Ltd.	$145,509
3,100	Hong Kong Exchanges & Clearing Ltd.	63,993
21,000	Hongkong Land Holdings Ltd.	141,120
77,856	Hutchison Whampoa Ltd.	907,463
3,200	Jardine Matheson Holdings Ltd.	183,392
2,000	Jardine Strategic Holdings Ltd.	65,480
11,987	Kerry Properties Ltd.	58,132
10,500	Kingboard Chemical Holdings Ltd.	49,910
41,962	Li & Fung Ltd.	69,771
35,000	Link (The) REIT	122,362
25,375	MTR Corp. Ltd.	86,108
83,928	New World Development Co. Ltd.	123,612
105,509	Noble Group Ltd.	163,906
8,164	Orient Overseas International Ltd.	46,452
110,000	Pacific Basin Shipping Ltd.	60,402
279,320	PCCW Ltd.	121,841
28,554	Power Assets Holdings Ltd.	236,286
40,078	Sino Land Co. Ltd.	67,975
24,733	Sun Hung Kai Properties Ltd.	376,334
14,808	Swire Pacific Ltd., Class A	208,598
19,201	Wharf Holdings Ltd. (The)	141,276
23,648	Yue Yuen Industrial (Holdings) Ltd.	75,697
		5,608,850
	Ireland - 0.2%
5,231	Anglo Irish Bank Corp. Ltd.*	—
24,232	CRH PLC	477,053
2,721	DCC PLC	73,588
370,592	Governor & Co. of the Bank of Ireland (The)*	55,917
2,044	Kerry Group PLC, Class A	84,430
5,394	Smurfit Kappa Group PLC*	55,537
		746,525
	Israel - 0.3%
58,019	Bank Hapoalim BM	289,038
14,160	Bank Leumi Le-Israel	66,314
52,094	Bezeq Israeli Telecommunication Corp. Ltd.	127,305
1,871	Cellcom Israel Ltd.	49,069
5,546	Israel Chemicals Ltd.	94,153
8,943	Teva Pharmaceutical Industries Ltd.	411,230
		1,037,109
	Italy - 4.4%
69,829	A2A SpA	100,294
64,004	Assicurazioni Generali SpA	1,219,572
9,427	Atlantia SpA	174,887
24,221	Banca Carige SpA	50,259
215,852	Banca Monte dei Paschi di Siena SpA	162,379
13,480	Banca Piccolo Credito Valtellinese Scarl	55,788
11,645	Banca Popolare Dell’emilia Romagna Scarl	117,388
37,381	Banca Popolare di Milano Scarl	81,058
8,379	Banca Popolare di Sondrio Scarl	63,815
105,872	Banco Popolare Societa Cooperativa Scarl	203,865
4,213	Buzzi Unicem SpA*	49,613
331,586	Enel SpA	1,915,487
122,447	Eni SpA	2,671,018
4,482	ERG SpA	59,866
1,410	EXOR SpA	42,529
16,316	Fiat Industrial SpA*	215,821
67,156	Fiat SpA	666,355
23,148	Finmeccanica SpA	178,293
20,086	Fondiaria-Sai SpA*	52,474
6,526	Fondiaria-Sai SpA RSP*	10,109
509,444	Intesa Sanpaolo SpA	1,183,027
7,452	Italcementi SpA	60,182
8,870	Italcementi SpA RSP	33,421
1,973	Luxottica Group SpA	62,658
38,276	Mediaset SpA	164,568
20,081	Mediobanca SpA	185,402
46,513	Parmalat SpA	121,180
11,960	Pirelli & C. SpA	124,430
4,596	Prysmian SpA	85,264
3,516	Saipem SpA	183,810
23,687	Saras SpA*	48,777
26,248	Snam Rete Gas SpA	151,703
908,261	Telecom Italia SpA	1,145,288
410,658	Telecom Italia SpA RSP	441,407
28,056	Terna-Rete Elettrica Nationale SpA	127,320
40,154	UBI Banca-Unione di Banche Italiane ScpA	193,646
993,365	UniCredit SpA	1,784,332
132,994	Unipol Gruppo Finanziario SpA*	61,557
		14,248,842
	Japan - 16.2%
31,200	Aeon Co. Ltd.	392,476
35,100	Aiful Corp.*(a)	57,295
5,000	Aisin Seiki Co. Ltd.	192,642
12,000	Ajinomoto Co., Inc.	148,309
2,500	Alfresa Holdings Corp.	102,021
17,000	All Nippon Airways Co. Ltd.	57,482
5,100	Alps Electric Co. Ltd.	57,217
6,000	Amada Co. Ltd.	46,560
15,000	Asahi Glass Co. Ltd.	173,533
9,000	Asahi Group Holdings Ltd.	190,284
25,000	Asahi Kasei Corp.	176,513
7,700	Astellas Pharma, Inc.	298,863
6,000	Bank of Kyoto Ltd. (The)	54,722
21,000	Bank of Yokohama Ltd. (The)	102,837
1,200	Benesse Holdings, Inc.	51,846
17,300	Bridgestone Corp.	428,970
6,400	Brother Industries Ltd.	99,744
25,900	Canon, Inc.	1,258,259
7,400	Casio Computer Co. Ltd.	52,344
48	Central Japan Railway Co.	413,525
12,000	Chiba Bank Ltd. (The)	76,020
18,500	Chubu Electric Power Co., Inc.	316,842
2,700	Chugai Pharmaceutical Co. Ltd.	47,851
4,000	Chugoku Bank Ltd. (The)	50,784
9,200	Chugoku Electric Power Co., Inc. (The)	148,268
59,000	Cosmo Oil Co. Ltd.	177,329
6,900	Credit Saison Co. Ltd.	117,279
15,000	Dai Nippon Printing Co. Ltd.	170,229
7,000	Daicel Chemical Industries Ltd.	50,058
4,000	Daihatsu Motor Co. Ltd.	70,113
251	Dai-Ichi Life Insurance Co. Ltd. (The)	354,762
10,900	Daiichi Sankyo Co. Ltd.	224,948
4,800	Daikin Industries Ltd.	170,323
1,200	Daito Trust Construction Co. Ltd.	115,352
12,000	Daiwa House Industry Co. Ltd.	160,902
54,000	Daiwa Securities Group, Inc.	235,056
10,000	Denki Kagaku Kogyo Kabushiki Kaisha	48,322
8,900	Denso Corp.	317,536
3,100	Dentsu, Inc.	96,707
27,000	DIC Corp.	62,962
7,000	DOWA Holdings Co. Ltd.	46,975
8,100	East Japan Railway Co.	507,890
6,100	EDION Corp.	63,458

5,100	Eisai Co. Ltd.	$206,801
6,100	Electric Power Development Co. Ltd.	161,292
5,900	Elpida Memory, Inc.*	54,422
1,000	FANUC Corp.	189,273
400	Fast Retailing Co. Ltd.	70,890
18,000	Fuji Electric Holdings Co. Ltd.	58,531
14,000	Fuji Heavy Industries Ltd.	112,450
10,400	FUJIFILM Holdings Corp.	314,331
14,000	Fujikura Ltd.	66,019
68,000	Fujitsu Ltd.	399,948
23,000	Fukuoka Financial Group, Inc.	97,733
18,000	Furukawa Electric Co. Ltd.	77,419
8,000	Gunma Bank Ltd. (The)	42,493
10,000	Hachijuni Bank Ltd. (The)	55,448
1,320	Hakuhodo DY Holdings, Inc.	72,763
28,000	Hankyu Hanshin Holdings, Inc.	112,450
20,000	Hanwa Co. Ltd.	88,353
69,000	HASEKO Corp.*	56,316
142,000	Hitachi Ltd.	881,176
6,100	Hokkaido Electric Power Co., Inc.	93,408
27,000	Hokuhoku Financial Group, Inc.	56,316
5,100	Hokuriku Electric Power Co.	91,178
31,500	Honda Motor Co. Ltd.	1,256,899
7,600	HOYA	184,413
1,800	Ibiden Co. Ltd.	54,543
1,200	Idemitsu Kosan Co. Ltd.	138,982
32,000	IHI Corp.	86,229
54	Inpex Corp.	419,044
10,100	Isetan Mitsukoshi Holdings Ltd.	107,032
26,000	Isuzu Motors Ltd.	129,343
34,300	ITOCHU Corp.	395,479
16,000	J Front Retailing Co. Ltd.	75,865
76	Japan Tobacco, Inc.	344,604
17,100	JFE Holdings, Inc.	465,216
3,000	JGC Corp.	93,471
13,000	Joyo Bank Ltd. (The)	54,567
5,900	JS Group Corp.	147,290
2,700	JSR Corp.	55,126
9,200	JTEKT Corp.	135,277
54,000	Kajima Corp.	167,198
64,000	Kanematsu Corp.*	63,842
21,900	Kansai Electric Power Co., Inc. (The)	368,263
10,300	Kao Corp.	291,026
26,000	Kawasaki Heavy Industries Ltd.	95,323
23,000	Kawasaki Kisen Kaisha Ltd.	75,385
96	KDDI Corp.	711,387
9,000	Keio Corp.	54,333
300	Keyence Corp.	84,609
6,000	Kinden Corp.	50,836
26,000	Kintetsu Corp.(a)	87,576
16,000	Kirin Holdings Co. Ltd.	235,056
85,000	Kobe Steel Ltd.	187,200
13,000	Komatsu Ltd.	405,376
12,500	Konica Minolta Holdings, Inc.	101,373
10,000	Kubota Corp.	91,074
7,600	Kuraray Co. Ltd.	114,802
2,800	Kyocera Corp.	299,262
14,200	Kyushu Electric Power Co., Inc.	223,329
1,300	Lawson, Inc.	70,145
1,500	Makita Corp.	70,540
50,000	Marubeni Corp.	374,401
8,400	Marui Group Co. Ltd.	68,885
88,000	Mazda Motor Corp.*	242,829
15,700	Medipal Holdings Corp.	148,071
2,200	MEIJI Holdings Co. Ltd.	96,476
8,000	Minebea Co. Ltd.	40,731
37,500	Mitsubishi Chemical Holdings Corp.	292,946
29,000	Mitsubishi Corp.	775,062
27,000	Mitsubishi Electric Corp.	317,256
10,000	Mitsubishi Estate Co. Ltd.	179,298
8,000	Mitsubishi Gas Chemical Co., Inc.	62,288
105,000	Mitsubishi Heavy Industries Ltd.	489,701
30,000	Mitsubishi Materials Corp.	102,215
126,000	Mitsubishi Motors Corp.*	164,866
371,960	Mitsubishi UFJ Financial Group, Inc.	1,888,953
34,400	Mitsui & Co. Ltd.	648,426
45,000	Mitsui Chemicals, Inc.	171,395
20,000	Mitsui Engineering & Shipbuilding Co. Ltd.	42,493
13,000	Mitsui Fudosan Co. Ltd.	247,403
16,000	Mitsui Mining & Smelting Co. Ltd.	58,039
32,000	Mitsui OSK Lines Ltd.	167,897
500,500	Mizuho Financial Group, Inc.	823,468
14,000	MS&AD Insurance Group Holdings, Inc.	350,408
2,500	Murata Manufacturing Co. Ltd.	162,262
24,000	Nagoya Railroad Co. Ltd.	63,739
6,000	Namco Bandai Holdings, Inc.	75,787
174,000	NEC Corp.*	396,735
3,000	NGK Insulators Ltd.	54,916
900	Nidec Corp.	89,312
5,100	Nikon Corp.	119,720
1,500	Nintendo Co. Ltd.	238,826
5,000	Nippon Electric Glass Co. Ltd.	63,091
47,000	Nippon Express Co. Ltd.	207,022
5,000	Nippon Meat Packers, Inc.	69,633
5,600	Nippon Paper Group, Inc.	124,856
29,000	Nippon Sheet Glass Co. Ltd.	92,421
171,000	Nippon Steel Corp.	575,981
21,400	Nippon Telegraph & Telephone Corp.	1,053,504
60,000	Nippon Yusen Kabushiki Kaisha	219,977
77,300	Nissan Motor Co. Ltd.	823,171
4,000	Nisshin Seifun Group, Inc.	51,043
27,000	Nisshin Steel Co. Ltd.	55,966
1,500	Nissin Foods Holdings Co. Ltd.	57,035
1,600	Nitto Denko Corp.	77,108
2,900	NOK Corp.	53,988
79,300	Nomura Holdings, Inc.	386,278
2,500	Nomura Research Institute Ltd.	59,528
8,000	NSK Ltd.	77,730
11,000	NTN Corp.	66,408
26	NTT Data Corp.	90,102
420	NTT DoCoMo, Inc.	769,918
23,000	Obayashi Corp.	106,076
7,000	Odakyu Electric Railway Co. Ltd.	60,306
27,000	OJI Paper Co. Ltd.	134,668
3,300	Olympus Corp.	117,353
4,800	OMRON Corp.	135,002
1,400	Ono Pharmaceutical Co. Ltd.	78,171
2,970	ORIX Corp.	320,894
55,000	Osaka Gas Co. Ltd.	217,321
7,500	Otsuka Holdings Co. Ltd.	206,568
99,800	Panasonic Corp.	1,193,359
9,400	Promise Co. Ltd.*	82,443
15,900	Resona Holdings, Inc.	78,686
18,000	Ricoh Co. Ltd.	194,015

2,100	Rohm Co. Ltd.	$122,425
900	Sankyo Co. Ltd.	47,921
494	SBI Holdings, Inc.	48,446
2,500	Secom Co. Ltd.	124,854
2,200	Sega Sammy Holdings, Inc.	47,226
7,600	Seiko Epson Corp.	129,473
6,000	Seino Holdings Co. Ltd.	46,094
11,000	Sekisui Chemical Co. Ltd.	101,606
15,000	Sekisui House Ltd.	142,829
20,600	Seven & I Holdings Co. Ltd.	585,788
29,000	Sharp Corp.	267,120
4,600	Shikoku Electric Power Co., Inc.	100,295
25,000	Shimizu Corp.	110,442
6,100	Shin-Etsu Chemical Co. Ltd.	329,142
84,000	Shinsei Bank Ltd.	106,646
3,300	Shionogi & Co. Ltd.	56,945
6,000	Shiseido Co. Ltd.	115,041
10,000	Shizuoka Bank Ltd. (The)	93,924
50,000	Showa Denko K.K.	104,288
8,300	Showa Shell Sekiyu K.K.	79,785
500	SMC Corp.	91,916
7,900	SOFTBANK Corp.	308,058
177,400	Sojitz Corp.	349,330
30,000	Sony Corp.	756,704
2,800	Stanley Electric Co. Ltd.	47,592
46,000	Sumitomo Chemical Co. Ltd.	233,605
30,800	Sumitomo Corp.	434,129
17,500	Sumitomo Electric Industries Ltd.	261,627
7,400	Sumitomo Forestry Co. Ltd.	69,791
9,000	Sumitomo Heavy Industries Ltd.	63,078
126,000	Sumitomo Metal Industries Ltd.	301,982
9,000	Sumitomo Metal Mining Co. Ltd.	159,386
36,000	Sumitomo Mitsui Financial Group, Inc.	1,135,173
78,000	Sumitomo Mitsui Trust Holdings, Inc.	286,980
6,000	Sumitomo Realty & Development Co. Ltd.	148,154
2,200	Suzuken Co. Ltd.	55,121
13,300	Suzuki Motor Corp.	308,593
7,000	T&D Holdings, Inc.	171,395
60,000	Taiheiyo Cement Corp.(a)	117,373
58,000	Taisei Corp.	138,256
4,000	Taisho Pharmaceutical Co. Ltd.	93,639
6,000	Taiyo Nippon Sanso Corp.	46,871
9,000	Takashimaya Co. Ltd.	67,042
12,900	Takeda Pharmaceutical Co. Ltd.	614,166
1,800	TDK Corp.	93,043
19,000	Teijin Ltd.	84,920
1,100	Terumo Corp.	61,705
14,000	Tobu Railway Co. Ltd.	60,941
10,000	Toho Gas Co. Ltd.	54,670
13,900	Tohoku Electric Power Co., Inc.	179,355
13,500	Tokio Marine Holdings, Inc.	397,882
37,100	Tokyo Electric Power Co., Inc. (The)	204,269
1,600	Tokyo Electron Ltd.	86,229
58,000	Tokyo Gas Co. Ltd.	275,761
27,000	Tokyu Corp.	121,026
11,000	Tokyu Land Corp.	51,587
10,000	TonenGeneral Sekiyu K.K.	125,405
19,000	Toppan Printing Co. Ltd.	150,149
19,000	Toray Industries, Inc.	147,441
83,000	Toshiba Corp.	430,108
19,000	Tosoh Corp.	80,736
6,000	TOTO Ltd.	46,794
6,100	Toyo Seikan Kaisha Ltd.	106,685
3,200	Toyota Industries Corp.	104,801
69,000	Toyota Motor Corp.	2,820,249
10,000	Toyota Tsusho Corp.	175,152
20,000	Ube Industries Ltd.	67,884
9,300	UNY Co. Ltd.	91,205
5,500	West Japan Railway Co.	233,353
2,000	Yakult Honsha Co. Ltd.	57,054
2,490	Yamada Denki Co. Ltd.	198,387
5,000	Yamaguchi Financial Group, Inc.	50,978
5,900	Yamaha Corp.	69,938
7,600	Yamaha Motor Co. Ltd.*	146,998
9,100	Yamato Holdings Co. Ltd.	155,852
9,000	Yokohama Rubber Co. Ltd. (The)	54,567
		52,195,534
	Jersey Islands - 0.1%
11,414	Informa PLC	75,694
10,545	Wolseley PLC	314,169
		389,863
	Luxembourg - 0.5%
3,061	APERAM	85,466
39,181	ArcelorMittal	1,227,689
5,367	SES SA	145,263
6,842	Tenaris SA	150,724
		1,609,142
	Netherlands - 3.7%
123,024	Aegon NV*	709,971
6,528	Akzo Nobel NV	400,464
2,965	ASML Holding NV	106,454
1,493	Corio NV REIT	91,321
1,875	CSM NV	49,725
8,890	Delta Lloyd NV	195,201
10,107	European Aeronautic Defence and Space Co. NV	351,475
1,025	Fugro NV CVA	79,332
1,104	Gemalto NV	52,726
2,883	Heineken Holding NV	146,906
4,107	Heineken NV	243,625
1,709	Imtech NV	55,293
484,413	ING Groep NV CVA*	5,234,685
38,501	Koninklijke Ahold NV	513,867
14,456	Koninklijke BAM Groep NV	81,847
1,196	Koninklijke Boskalis Westminster NV	50,502
4,888	Koninklijke DSM NV	278,258
51,940	Koninklijke KPN NV	742,347
25,319	Koninklijke Philips Electronics NV	631,252
1,016	Nutreco NV	70,810
11,424	PostNL NV	89,452
2,567	Randstad Holding NV	115,920
3,288	SBM Offshore NV	79,496
25,662	SNS REAAL NV*	107,863
11,424	TNT Express NV	115,735
27,600	Unilever NV CVA	898,326
2,937	USG People NV	44,146
548	Wereldhave NV REIT	50,871
6,579	Wolters Kluwer NV	136,800
		11,724,670
	New Zealand - 0.1%
19,400	Fletcher Building Ltd.	137,818
125,063	Telecom Corp. of New Zealand Ltd.	286,860
		424,678

	Norway - 0.9%
4,749	Aker Solutions ASA	$83,434
24,720	DnB NOR ASA	360,083
4,749	Kvaerner ASA*	10,069
54,480	Norsk Hydro ASA	388,916
30,013	Norske Skogindustrier ASA*	44,497
31,297	Orkla ASA	294,065
4,307	Petroleum Geo-Services ASA*	70,041
40,942	Statoil ASA	1,009,902
14,942	Storebrand ASA	124,444
17,599	Telenor ASA	294,189
2,974	Yara International ASA	170,086
		2,849,726
	Portugal - 0.3%
215,858	Banco Comercial Portugues SA, Class R*	99,881
11,087	Brisa Auto-Estradas de Portugal SA	51,620
105,614	EDP-Energias de Portugal SA	367,277
4,048	Galp Energia SGPS SA, Class B	91,588
34,299	Portugal Telecom SGPS SA	297,500
49,582	Sonae	47,381
		955,247
	Singapore - 0.9%
61,000	CapitaLand Ltd.	146,957
47,000	CapitaMall Trust REIT	73,599
7,000	City Developments Ltd.	61,408
61,000	ComfortDelGro Corp. Ltd.	72,719
28,000	DBS Group Holdings Ltd.	361,238
25,000	Fraser and Neave Ltd.	124,611
143,000	Golden Agri-Resources Ltd.	86,721
2,000	Jardine Cycle & Carriage Ltd.	80,349
19,600	Keppel Corp. Ltd.	180,247
31,000	Oversea-Chinese Banking Corp. Ltd.	256,241
15,000	SembCorp Industries Ltd.	63,177
14,000	Singapore Airlines Ltd.	164,685
29,000	Singapore Press Holdings Ltd.	94,920
23,000	Singapore Technologies Engineering Ltd.	57,703
158,000	Singapore Telecommunications Ltd.	441,022
21,000	United Overseas Bank Ltd.	356,760
7,000	Venture Corp. Ltd.	45,823
27,000	Wilmar International Ltd.	132,112
		2,800,292
	South Korea - 4.7%
5,240	BS Financial Group, Inc.*	80,764
565	Cheil Industries, Inc.	64,576
1,248	Daelim Industrial Co. Ltd.	149,149
4,120	DGB Financial Group, Inc.*	65,260
2,070	Dongbu Insurance Co. Ltd.	102,685
2,380	Dongkuk Steel Mill Co. Ltd.	89,507
1,573	Doosan Corp.	220,814
1,116	Doosan Heavy Industries and Construction Co. Ltd.	71,556
387	E-Mart Co. Ltd.*	100,944
934	GS Engineering & Construction Corp.	105,422
2,498	GS Holdings	214,663
4,410	Hana Financial Group, Inc.	172,962
2,210	Hankook Tire Co. Ltd.	89,926
5,700	Hanwha Corp.	279,512
216	Honam Petrochemical Corp.	88,506
8,070	Hynix Semiconductor, Inc.	185,618
1,530	Hyosung Corp.	135,542
535	Hyundai Department Store Co. Ltd.	93,370
2,390	Hyundai Development Co.	75,148
1,105	Hyundai Engineering & Construction Co. Ltd.	90,555
767	Hyundai Heavy Industries Co. Ltd.	296,819
392	Hyundai Mipo Dockyard	62,092
729	Hyundai Mobis	262,753
4,501	Hyundai Motor Co.	1,003,258
699	Hyundai Steel Co.	86,190
4,560	Industrial Bank of Korea	78,501
2,500	Kangwon Land, Inc.	71,019
7,218	KB Financial Group, Inc.	359,428
3,669	Kia Motors Corp.	269,355
15,820	Korea Electric Power Corp.*	384,884
12,690	Korea Exchange Bank	112,541
2,120	Korea Gas Corp.	71,685
555	Korea Kumho Petrochemical Co. Ltd.	114,232
1,272	Korean Air Lines Co. Ltd.	81,076
3,660	KT Corp.	137,298
1,811	KT&G Corp.	112,683
536	LG Chem Ltd.	238,945
7,301	LG Corp.	545,688
8,100	LG Display Co. Ltd.	208,589
5,527	LG Electronics, Inc.	421,484
2,578	LG International Corp.	151,604
217	Lotte Shopping Co. Ltd.	93,753
1,349	LS Corp.	140,108
2,327	POSCO	1,025,222
3,800	Samsung C&T Corp.	302,400
479	Samsung Electro-Mechanics Co. Ltd.	39,436
2,644	Samsung Electronics Co. Ltd.	2,116,604
876	Samsung Fire & Marine Insurance Co. Ltd.	198,166
3,940	Samsung Heavy Industries Co. Ltd.	160,507
1,223	Samsung Life Insurance Co. Ltd.	115,769
566	Samsung SDI Co. Ltd.	91,264
1,008	Samsung Securities Co. Ltd.	76,009
12,563	Shinhan Financial Group Co. Ltd.	601,756
148	Shinsegae Co. Ltd.	46,044
7,099	SK Holdings Co. Ltd.	1,222,108
2,014	SK Innovation Co. Ltd.	416,439
934	SK Telecom Co. Ltd.	130,227
2,639	S-Oil Corp.	372,959
3,830	STX Corp. Ltd.	74,471
2,580	STX Offshore & Shipbuilding Co. Ltd.	59,710
16,470	Woori Finance Holdings Co. Ltd.	217,142
		15,046,697
	Spain - 4.3%
7,703	Abertis Infraestructuras SA	142,018
1,106	Acciona SA	114,860
6,441	Acerinox SA	106,672
7,623	ACS Actividades de Construccion y Servicios SA	322,986
163,701	Banco Bilbao Vizcaya Argentaria SA	1,728,767
65,090	Banco de Sabadell SA	244,031
58,310	Banco Popular Espanol SA	302,571
319,920	Banco Santander SA	3,367,487
14,309	Bankinter SA	88,684
26,806	CaixaBank	155,352
28,605	Distribuidora Internacional de Alimentacion SA*	121,261
2,801	Ebro Foods SA	54,459
3,547	Enagas SA	81,043
4,571	Endesa SA	134,359
11,811	Ferrovial SA	151,072

3,725	Fomento de Construcciones y Contratas SA	$102,614
9,967	Gamesa Corp. Tecnologica SA	73,188
12,949	Gas Natural SDG SA	261,159
151,711	Iberdrola SA	1,235,892
4,194	Indra Sistemas SA	83,350
2,650	Industria de Diseno Textil SA	240,440
30,873	International Consolidated Airlines Group SA*	120,259
31,157	Mapfre SA	110,991
1,933	Obrascon Huarte Lain SA	61,666
45,581	Repsol YPF SA	1,442,636
5,731	Sacyr Vallehermoso SA	47,585
126,937	Telefonica SA	2,836,453
		13,731,855
	Sweden - 2.9%
4,710	Alfa Laval AB	98,417
4,578	Assa Abloy AB, Class B	117,650
7,331	Atlas Copco AB, Class A	173,290
4,539	Atlas Copco AB, Class B	95,635
1,530	Axfood AB	58,846
5,278	Boliden AB	91,374
8,568	Electrolux AB, Series B	161,508
3,141	Getinge AB, Class B	84,704
20,335	Hennes & Mauritz AB, Class B	693,453
2,555	Hexagon AB, Class B	52,010
2,613	Holmen AB, Class B	75,975
2,563	Husqvarna AB, Class A	14,925
8,388	Husqvarna AB, Class B	48,418
5,409	Industrivarden AB, Class A	84,938
2,361	Industrivarden AB, Class C	35,297
19,655	Investor AB, Class B	427,211
3,971	Kinnevik Investment AB, Class B	91,537
1,936	Lundbergforetagen AB, Class B	71,514
5,082	NCC AB, Class B	102,242
91,886	Nordea Bank AB	977,472
7,001	Peab AB	46,384
5,026	Ratos AB, Class B	91,314
3,091	Saab AB, Class B	67,576
16,393	Sandvik AB	261,710
28,744	SAS AB*	56,279
763	Scania AB, Class A	14,806
12,616	Scania AB, Class B	245,614
11,612	Securitas AB, Class B	118,096
48,456	Skandinaviska Enskilda Banken AB, Class A	369,586
13,441	Skanska AB, Class B	218,631
6,784	SKF AB, Class B	178,859
7,775	SSAB AB, Class A	104,589
2,701	SSAB AB, Class B	32,009
24,252	Svenska Cellulosa AB, Class B	352,958
13,612	Svenska Handelsbanken AB, Class A	428,366
20,894	Swedbank AB, Class A	366,361
2,129	Swedish Match AB	79,150
9,244	Tele2 AB, Class B	196,820
66,079	Telefonaktiebolaget LM Ericsson, Class B	830,748
100,056	TeliaSonera AB	764,738
6,421	Trelleborg AB, Class B	71,411
14,521	Volvo AB, Class A	234,356
31,315	Volvo AB, Class B	505,893
		9,192,670
	Switzerland - 4.9%
21,900	ABB Ltd.*	527,356
3,513	Adecco SA*	211,752
1,340	Aryzta AG	73,273
1,641	Baloise Holding AG	163,538
7,208	Clariant AG*	113,762
4,511	Compagnie Financiere Richemont SA	292,168
31,296	Credit Suisse Group AG*	1,130,023
3,050	GAM Holding AG*	47,402
408	Geberit AG*	96,384
97	Givaudan SA*	106,267
204	Helvetia Holding AG	82,433
6,748	Holcim Ltd.*	464,021
2,161	Julius Baer Group Ltd.*	92,148
701	Kuehne + Nagel International AG	98,186
1	Lindt & Spruengli AG, Registered Shares	38,201
8	Lindt & Spruengli AG NVTG	26,034
1,003	Lonza Group AG*	85,577
47,369	Nestle SA	3,019,909
40,214	Novartis AG	2,474,472
1,121	Pargesa Holding SA	99,485
7,848	Petroplus Holdings AG*	108,032
9,305	Roche Holding AG	1,671,642
391	Schindler Holding AG, Registered Shares	45,638
261	Schindler Holding AG NVTG	30,762
75	SGS SA	146,156
461	Sulzer AG	67,144
298	Swatch Group AG NVTG	161,892
457	Swatch Group AG, Registered Shares	42,587
2,326	Swiss Life Holding *	346,451
12,524	Swiss Reinsurance Co. Ltd.*	697,384
449	Swisscom AG	216,183
917	Syngenta AG*	294,343
450	Synthes, Inc.	81,014
6,824	Transocean Ltd.	417,128
65,925	UBS AG*	1,096,520
4,792	Zurich Financial Services AG*	1,142,371
		15,807,638
	United Kingdom - 19.4%
19,272	3i Group PLC	84,877
4,289	AMEC PLC	74,206
15,865	Amlin PLC	104,977
18,873	Anglo American PLC	898,421
4,220	Antofagasta PLC	97,673
10,427	Associated British Foods PLC	183,311
35,321	AstraZeneca PLC	1,723,728
185,484	Aviva PLC	1,214,234
110,830	BAE Systems PLC	553,059
24,086	Balfour Beatty PLC	120,035
463,718	Barclays PLC	1,697,460
71,466	Barratt Developments PLC*	115,552
5,046	Bellway PLC	54,668
33,636	BG Group PLC	797,283
24,098	BHP Billiton PLC	899,127
836,297	BP PLC	6,328,522
30,287	British American Tobacco PLC	1,402,243
19,121	British Land Co. PLC REIT	183,615
16,258	British Sky Broadcasting Group PLC	190,015
368,859	BT Group PLC	1,217,019
8,789	Bunzl PLC	111,305
3,123	Burberry Group PLC	76,588
196,217	Cable & Wireless Communications PLC	119,173
70,444	Cable & Wireless Worldwide PLC	48,416
4,054	Capita Group PLC (The)	47,780
14,454	Capital Shopping Centres Group PLC REIT	88,594

13,713	Carillion PLC	$82,566
4,016	Carnival PLC	139,492
126,952	Centrica PLC	638,929
4,532	Close Brothers Group PLC	55,348
20,162	Cobham PLC	67,416
40,605	Compass Group PLC	382,922
5,802	Cookson Group PLC	61,334
6,467	De La Rue PLC	82,855
60,038	Debenhams PLC	65,784
39,177	Diageo PLC	800,648
542,116	Dixons Retail PLC*	126,008
11,820	Drax Group PLC	103,804
10,955	easyJet PLC*	65,996
12,621	Electrocomponents PLC	48,147
59,522	Enterprise Inns PLC*	54,178
4,296	Eurasian Natural Resources Corp. PLC	54,476
10,603	Experian PLC	139,674
25,246	FirstGroup PLC	151,054
35,293	G4S PLC	158,854
35,765	GKN PLC	131,917
129,367	GlaxoSmithKline PLC	2,896,534
8,304	Greene King PLC	66,683
13,685	Hammerson PLC REIT	104,637
38,936	Hays PLC	57,426
11,038	Hiscox Ltd.	73,834
55,246	Home Retail Group PLC	122,971
475,299	HSBC Holdings PLC	4,638,308
12,195	ICAP PLC	89,641
5,254	IMI PLC	90,557
20,698	Imperial Tobacco Group PLC	719,267
19,585	Inchcape PLC	125,187
5,725	Inmarsat PLC	50,747
2,959	InterContinental Hotels Group PLC	58,675
10,654	Intermediate Capital Group PLC	46,572
40,055	International Power PLC	200,999
9,882	Invensys PLC	50,075
15,098	Investec PLC	119,134
67,636	ITV PLC*	77,662
75,004	J Sainsbury PLC	374,405
5,396	Johnson Matthey PLC	180,694
3,741	Kazakhmys PLC	82,779
48,401	Kesa Electricals PLC	103,762
81,596	Kingfisher PLC	338,466
36,672	Ladbrokes PLC	88,791
22,094	Land Securities Group PLC REIT	310,085
220,902	Legal & General Group PLC	406,849
1,255,744	Lloyds Banking Group PLC*	893,575
52,637	Logica PLC	100,747
3,116	Lonmin PLC	64,959
53,917	Man Group PLC	197,189
66,153	Marks & Spencer Group PLC	375,939
13,143	Meggitt PLC	83,773
24,479	Mitchells & Butlers PLC*	110,300
12,699	Mondi PLC	124,864
21,246	National Express Group PLC	91,513
94,027	National Grid PLC	921,441
4,451	Next PLC	173,525
190,059	Old Mutual PLC	396,529
18,376	Pearson PLC	354,128
7,716	Pennon Group PLC	91,764
16,703	Persimmon PLC	126,616
126,155	Premier Foods PLC*	37,606
66,176	Prudential PLC	749,532
63,207	Punch Taverns PLC*	65,936
8,809	Reckitt Benckiser Group PLC	499,881
66,957	Rentokil Initial PLC*	100,897
41,617	Resolution Ltd.	188,684
30,641	Rexam PLC	186,854
16,691	Rio Tinto PLC	1,178,126
24,069	Rolls-Royce Holdings PLC*	257,798
822,841	Royal Bank of Scotland Group PLC*	482,062
125,872	Royal Dutch Shell PLC, Class A	4,616,898
96,402	Royal Dutch Shell PLC, Class B	3,543,871
139,916	RSA Insurance Group PLC	302,019
15,725	SABMiller PLC	589,818
22,881	Sage Group PLC (The)	103,062
2,004	Schroders PLC, Registered Shares	53,554
708	Schroders PLC NVTG	15,608
30,269	Scottish & Southern Energy PLC	649,403
19,947	Segro PLC REIT	98,884
8,135	Serco Group PLC	72,109
6,709	Severn Trent PLC	157,593
2,467	Shire PLC	85,811
31,065	SIG PLC*	65,373
9,799	Smith & Nephew PLC	103,105
6,780	Smiths Group PLC	126,318
17,672	Stagecoach Group PLC	72,550
34,293	Standard Chartered PLC	877,029
79,846	Standard Life PLC	259,644
13,216	Tate & Lyle PLC	132,225
196,345	Taylor Wimpey PLC*	113,901
230,657	Tesco PLC	1,451,831
58,313	Thomas Cook Group PLC	62,793
6,189	Travis Perkins PLC	89,757
40,574	TUI Travel PLC	129,874
3,137	Tullow Oil PLC	63,337
23,323	Unilever PLC	745,786
10,551	United Business Media Ltd.	93,698
29,281	United Utilities Group PLC	282,861
2,654	Vedanta Resources PLC	77,111
1,674,604	Vodafone Group PLC	4,728,043
4,421	Whitbread PLC	112,920
24,435	William Hill PLC	92,614
82,078	William Morrison Supermarkets PLC	391,933
28,857	WPP PLC	328,976
27,881	Xstrata PLC	592,907
525,614	Yell Group PLC*	58,757
		62,514,234
	Total Common Stocks and Other Equity Interests (Cost $300,374,829)	319,806,824

	Preferred Stocks - 0.5%
	Germany - 0.5%
2,800	Henkel AG & Co. KGaA	189,190
2,873	Porsche Automobil Holding SE	221,618
5,433	Volkswagen AG	1,088,717
		1,499,525
	Italy - 0.0%
929	EXOR SpA	25,751
163,839	Unipol Gruppo Finanziario SpA*	59,919
		85,670
	Total Preferred Stocks (Cost $1,162,249)	1,585,195

	Total Investments (excluding investments purchased with cash collateral from securities on loan) -100.0% (Cost $301,537,078)	$321,392,019

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund -0.1%
207,703	Liquid Assets Portfolio - Institutional Class (Cost $207,703)(b)	207,703

	Total Investments (Cost $301,744,781)(c)-100.1%	321,599,722
	Liabilities in excess of other assets-(0.1)%	(142,210)
	Net Assets-100.0%	$321,457,512

Investment Abbreviations:

CVA	- Dutch Certificate
NVTG	- Non-Voting
PPS	- Price Protected Shares
REIT	- Real Estate Investment Trust
RSP	- Retirement Savings Plan Shares

Notes to Schedule of Investments:

*                 Non-income producing security.

(a)              All or a portion of this security was out on loan at July 31, 2011.

(b)             The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The security and the Fund have the same investment adviser and therefore, is considered to be affiliated.

(c)              At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $310,368,199. The net unrealized appreciation was $11,231,523 which consisted of aggregate gross unrealized appreciation of $36,266,538 and aggregate gross unrealized depreciation of $25,035,015.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests- 99.6%
	Australia - 5.0%
10,718	Abacus Property Group REIT	$24,606
15,883	Adelaide Brighton Ltd.	45,710
11,624	Alesco Corp. Ltd.	36,645
35,224	Alumina Ltd.	84,348
3,498	Ansell Ltd.	53,601
23,424	APA Group	103,693
15,133	APN News & Media Ltd.	18,368
16,967	Ardent Leisure Group REIT	22,458
24,905	Aristocrat Leisure Ltd.	66,751
16,639	Australand Property Group REIT	45,876
21,092	AWE Ltd.*	28,961
42,959	Beach Energy Ltd.	47,424
8,123	Billabong International Ltd.	52,555
12,919	Boart Longyear Group	57,473
4,641	Bradken Ltd.	43,791
13,643	Bwp Trust REIT	25,851
1,129	Campbell Brothers Ltd.	57,171
3,133	Cardno Ltd.	18,584
72,295	Centro Retail Group REIT*	27,794
12,081	Challenger Financial Services Group Ltd.	64,892
9,598	Charter Hall Group REIT	22,035
25,202	Charter Hall Office REIT	91,908
12,255	Charter Hall Retail REIT	42,000
755	Cochlear Ltd.	58,775
96,801	Commonwealth Property Office Fund REIT	101,014
107,543	ConnectEast Group	62,609
6,532	Consolidated Media Holdings Ltd.	17,364
11,617	Crown Ltd.	113,826
22,574	David Jones Ltd.	74,390
27,728	Downer EDI Ltd.	116,654
109,399	Elders Ltd.*	42,660
29,684	Emeco Holdings Ltd.	37,497
2,009	Energy Resources of Australia Ltd.	10,129
56,287	Envestra Ltd.	42,043
58,922	Fairfax Media Ltd.	56,957
33,825	FKP Property Group	23,593
1,670	Fleetwood Corp. Ltd.	20,986
1,759	Flight Centre Ltd.	41,580
4,517	Fortescue Metals Group Ltd.	31,308
6,705	GrainCorp Ltd.	57,890
3,078	Gud Holdings Ltd.	28,671
93,585	Gunns Ltd.*	25,699
13,022	GWA International Ltd.	37,190
25,423	Harvey Norman Holdings Ltd.	60,878
19,865	Hills Industries Ltd.	25,203
5,093	Iluka Resources Ltd.	99,357
130,936	Infigen Energy	47,463
119,019	Investa Office Fund REIT	83,671
3,833	IOOF Holdings Ltd.	27,241
2,148	Iress Market Technology Ltd.	20,386
2,323	JB Hi-Fi Ltd.	38,275
26,689	Kagara Ltd.*	17,883
3,624	Macarthur Coal Ltd.	61,901
42,884	Macmahon Holdings Ltd.	27,086
65,385	Minara Resources Ltd.	48,121
2,064	Monadelphous Group Ltd.	43,417
20,123	Mount Gibson Iron Ltd.*	39,787
6,445	New Hope Corp. Ltd.	38,017
11,659	Nufarm Ltd.*	55,582
6,815	OZ Minerals Ltd.	102,033
83,997	Pacific Brands Ltd.	59,973
5,064	Paladin Energy Ltd.*	14,574
124,265	PaperlinX Ltd.*	19,110
2,041	Perpetual Ltd.	52,865
4,293	Platinum Asset Management Ltd.	18,391
4,553	Premier Investments Ltd.	27,707
22,805	Primary Health Care Ltd.	81,163
13,184	Programmed Maintenance Services Ltd.	28,457
4,099	Ramsay Health Care Ltd.	78,704
4,391	Seek Ltd.	31,930
3,589	Seven Group Holdings Ltd.	35,994
122,826	Sigma Pharmaceuticals Ltd.	61,388
83,232	SP Ausnet	84,112
27,553	Spotless Group Ltd.	62,044
14,942	Stw Communications Group Ltd.	15,346
36,723	Ten Network Holdings Ltd.	43,565
17,831	Transfield Services Ltd.	65,419
6,004	UGL Ltd.	88,506
202,729	Virgin Blue Holdings Ltd.*	65,693
8,126	Westfield Retail Trust REIT	21,779
		3,876,351
	Austria - 0.9%
1,217	Andritz AG	118,378
4,343	CA Immobilien Anlagen AG*	73,268
3,460	Conwert Immobilien Invest SE	56,010
610	Flughafen Wien AG	30,110
359	Mayr-Melnhof Karton AG	37,917
2,510	Oesterreichische Post AG	74,843
1,319	RHI AG	35,302
243	Schoeller-Bleckmann Oilfield Equipment AG	23,728
606	Semperit AG Holding	29,495
3,082	Sparkassen Immobilien AG*	20,151
3,879	Strabag SE	112,012
1,951	Verbund AG	79,818
		691,032
	Belgium - 1.2%
852	Ackermans & van Haaren NV	75,505
9	Banque Nationale de Belgique	37,777
390	Barco NV	27,993
694	Befimmo SCA Sicafi REIT	58,461
617	Cie d’Entreprises CFE	40,386
920	Cie Maritime Belge SA	23,268
672	Cofinimmo REIT	93,303
2,220	Euronav SA	24,564
303	Evs Broadcast Equipment SA	19,080
392	Gimv NV	23,929
1,180	Mobistar SA	82,392
6,385	Nyrstar*	84,981
878	Omega Pharma SA	43,389

6,466	RHJ International*	$43,392
674	Sofina SA	68,069
1,713	Telenet Group Holding NV*	70,007
2,476	Tessenderlo Chemie NV	99,624
		916,120
	Bermuda - 0.6%
9,182	Aquarius Platinum Ltd.	42,986
11,209	BW Offshore Ltd.	24,616
16,000	China Yurun Food Group Ltd.	50,292
130,000	Citic Resources Holdings Ltd.*	24,017
780	Dockwise Ltd.*	19,948
36,926	Golden Ocean Group Ltd.	34,730
10,463	Lancashire Holdings Ltd.	120,052
44,000	Midland Holdings Ltd.	25,629
165,000	Mongolia Energy Co. Ltd.*	20,957
9,500	Ports Design Ltd.	20,062
278,000	Samling Global Ltd.	29,603
82,000	Skyworth Digital Holdings Ltd.	52,812
308,000	SRE Group Ltd.	22,128
		487,832
	Canada - 7.4%
13,892	Advantage Oil & Gas Ltd.*	96,675
3,595	Aecon Group, Inc.	31,762
4,921	AGF Management Ltd., Class B	89,636
1,222	Agnico-Eagle Mines Ltd.	68,058
1,164	Allied Properties Real Estate Investment Trust REIT	28,668
4,332	Altagas Ltd.	120,133
1,393	Artis Real Estate Investment Trust REIT	20,279
1,504	Astral Media, Inc.	57,550
2,861	Atlantic Power Corp.	44,557
3,717	Ats Automation Tooling Systems, Inc.*	30,386
2,858	AuRico Gold, Inc.*	34,746
1,844	Birchcliff Energy Ltd.*	26,825
1,004	Boardwalk REIT	52,686
6,085	CAE, Inc.	79,718
3,239	Calloway REIT	85,071
1,844	Canaccord Financial, Inc.	24,931
2,027	Canadian REIT	70,891
2,396	Canadian Apartment Properties REIT	49,193
1,537	Canadian Western Bank	49,051
5,488	Canfor Corp.*	59,185
10,657	Cascades, Inc.	69,025
1,330	CCL Industries, Inc., Class B	45,163
1,943	Centerra Gold, Inc.	38,141
6,049	Chartwell Seniors Housing REIT	49,830
5,168	CML Healthcare, Inc.	49,180
930	Cogeco Cable, Inc.	46,863
1,890	Cominar REIT	44,786
15,461	Connacher Oil and Gas Ltd.*	16,690
855	Corus Entertainment, Inc., Class B	19,212
6,465	Cott Corp.*	53,663
1,166	Crew Energy, Inc.*	18,575
6,626	Daylight Energy Ltd.	63,611
5,083	Denison Mines Corp.*	10,761
1,604	Dollarama, Inc.	53,727
1,770	Dorel Industries, Inc., Class B	51,923
962	Dundee REIT	32,687
2,984	Dundee Corp., Class A*	77,247
5,536	Eldorado Gold Corp.	95,443
2,099	Enerflex Ltd.	25,826
6,280	Ensign Energy Services, Inc.	135,453
5,863	Extendicare REIT	62,553
6,567	Fairborne Energy Ltd.*	33,449
1,908	First Capital Realty, Inc.	33,635
1,027	FirstService Corp.*	37,058
2,033	Flint Energy Services Ltd.*	26,868
1,694	Forzani Group Ltd. (The), Class A	46,818
1,533	Franco-Nevada Corp.	64,186
7,448	Galleon Energy, Inc., Class A*	26,774
1,840	Genworth MI Canada, Inc.	45,626
2,405	Gildan Activewear, Inc.	72,189
3,404	GMP Capital, Inc.	41,027
6,426	Golden Star Resources Ltd.*	16,164
3,073	Great Canadian Gaming Corp.*	25,089
3,348	Harry Winston Diamond Corp.*	52,212
559	Home Capital Group, Inc.	30,178
5,746	HudBay Minerals, Inc.	79,191
4,190	IAMGOLD Corp.	83,962
1,287	Inmet Mining Corp.	89,010
6,937	InnVest REIT	41,368
6,889	Jean Coutu Group PJC, Inc. (The), Class A	86,640
5,158	Lake Shore Gold Corp.*	11,731
1,139	Laurentian Bank of Canada	51,163
3,044	Linamar Corp.	61,381
12,833	Lundin Mining Corp.*	96,570
852	MacDonald Dettwiler & Associates Ltd.	47,299
1,265	Major Drilling Group International	18,906
3,261	Manitoba Telecom Services, Inc.	105,846
6,875	Maple Leaf Foods, Inc.	82,141
4,060	Martinrea International, Inc.*	33,317
1,717	Meg Energy Corp.*	92,603
1,721	Morguard REIT	28,192
4,676	Mullen Group Ltd.	109,041
5,173	New Gold, Inc.*	56,005
403	Niko Resources Ltd.	27,754
1,560	Norbord, Inc.*	17,265
11,616	Northgate Minerals Corp.*	37,496
3,668	Nuvista Energy Ltd.	39,365
980	Open Text Corp.*	66,237
1,538	Osisko Mining Corp.*	22,841
1,616	Pacific Rubiales Energy Corp.	46,542
1,344	Pan American Silver Corp.	40,609
1,712	Petrobakken Energy Ltd., Class A	25,227
3,282	Petrobank Energy & Resources Ltd.*	50,908
682	Petrominerales Ltd.	21,786
2,235	Primaris Retail REIT	48,394
7,223	Progress Energy Resources Corp.	104,921
3,455	Progressive Waste Solutions Ltd.	77,816
3,460	Quadra FNX Mining Ltd.*	55,155
2,339	Reitmans (Canada) Ltd., Class A	36,501
1,668	Ritchie Bros Auctioneers, Inc.	45,872
4,089	Russel Metals, Inc.	99,766
2,970	Savanna Energy Services Corp.*	30,411
1,085	ShawCor Ltd., Class A	34,114
1,355	Silver Wheaton Corp.	48,866
1,349	Stantec, Inc.*	38,498
507	SXC Health Solutions Corp.*	32,132
4,434	Thompson Creek Metals Co., Inc.*	40,151
2,416	Tim Hortons, Inc.	116,097
2,062	TMX Group, Inc.	94,310
2,099	Toromont Industries Ltd.	40,015
2,908	Torstar Corp., Class B	34,135
4,931	Transcontinental, Inc., Class A	78,914

7,249	TransForce, Inc.	$106,515
1,721	Trican Well Service Ltd.	45,111
1,716	Trilogy Energy Corp.	48,918
8,959	Trinidad Drilling Ltd.	93,801
3,445	Uranium One, Inc.	12,168
1,530	West Fraser Timber Co. Ltd.	73,297
		5,737,907
	Cayman Islands - 1.1%
14,000	AAC Technologies Holdings, Inc.	32,259
22,000	Anta Sports Products Ltd.	33,192
57,000	Belle International Holdings Ltd.	124,757
86,000	Bosideng International Holdings Ltd.	25,267
52,000	China Shanshui Cement Group Ltd.	63,044
123,600	China Zhongwang Holdings Ltd.	58,672
14,000	ENN Energy Holdings Ltd.	47,238
38,000	GCL Poly Energy Holdings Ltd.	21,402
75,000	Geely Automobile Holdings Ltd.	29,733
11,888	Hengan International Group Co. Ltd.	103,331
70,000	Hutchison Telecommunications Hong Kong Holdings Ltd.	24,877
58,000	Ju Teng International Holdings Ltd.	15,180
32,500	KWG Property Holding Ltd.	22,724
21,000	Li Ning Co. Ltd.	25,676
24,000	Minth Group Ltd.	38,550
222,000	Renhe Commercial Holdings Co. Ltd.	43,862
27,600	Sands China Ltd.*	83,035
91,000	Want Want China Holdings Ltd.	81,141
		873,940
	China - 1.0%
47,405	Agile Property Holdings Ltd.	76,632
33,000	BYD Electronic International Co. Ltd.*	11,770
99,000	China Dongxiang Group Co.	22,608
26,000	China High Speed Transmission Equipment Group Co. Ltd.	20,281
121,000	Country Garden Holdings Co.	62,095
99,500	Fosun International	81,188
37,500	Greentown China Holdings Ltd.	33,581
41,500	Kingboard Laminates Holdings Ltd.	24,864
42,000	Nine Dragons Paper Holdings Ltd.	35,564
1,392,000	Semiconductor Manufacturing International Corp.*	83,043
50,000	Shimao Property Holdings Ltd.	66,072
123,150	Shui On Land Ltd.	54,509
67,000	Soho China Ltd.	60,772
11,000	Stella International Holdings Ltd.	30,060
2,300	Tencent Holdings Ltd.	59,842
22,000	Yangzijiang Shipbuilding Holdings Ltd.	26,592
20,000	Yanlord Land Group Ltd.	20,685
		770,158
	Cyprus - 0.1%
6,613	Songa Offshore SE*	36,521

	Denmark - 1.2%
392	Alk-Abello A/S	21,925
1,420	Bang & Olufsen A/S*	16,843
476	Coloplast A/S, Class B	73,260
803	D/S Norden A/S	26,498
1,995	East Asiatic Co. Ltd. A/S	61,948
4,041	GN Store Nord A/S	36,630
1,899	H. Lundbeck A/S	47,649
907	NKT Holding A/S	56,135
718	Novozymes A/S, Class B	117,291
186	Rockwool International A/S, Class B	21,972
251	Simcorp A/S	46,473
3,754	Sydbank A/S	88,113
741	Topdanmark A/S*	132,910
7,645	Torm A/S*	27,823
1,904	TrygVesta A/S	104,106
219	William Demant Holding*	19,218
		898,794
	Finland - 1.3%
6,525	Amer Sports Oyj, Class A	99,203
2,032	Cargotec Corp., Class B	78,839
5,862	Citycon Oyj	23,923
913	Cramo Oyj	17,777
3,527	Finnair Oyj*	17,131
3,615	HKScan Oyj, Class A	26,753
5,036	Kemira Oyj	81,341
2,210	Konecranes Oyj	70,407
1,598	Lassila & Tikanoja Oyj	26,178
23,227	M-real Oyj, Class B*	85,779
6,485	Oriola-KD Oyj, Class B	19,943
4,621	Orion Oyj, Class B	111,824
2,311	Poyry Oyj	30,884
2,483	Ramirent Oyj	25,798
3,112	Sanoma Oyj	54,692
11,633	Sponda Oyj	64,192
1,328	Stockmann Oyj Abp, Class B	34,923
5,577	Tieto Oyj	82,786
5,696	Uponor Oyj	84,307
		1,036,680
	France - 3.9%
1,082	Aeroports de Paris	98,608
831	Alten Ltd.	31,048
8,727	Altran Technologies SA*	69,739
688	Axway Software SA*	17,845
1,137	Beneteau SA	20,489
375	bioMerieux	41,547
176	Bollore	41,781
322	Bonduelle SCA	30,969
4,846	Bull*	29,248
1,033	Bureau Veritas SA	84,464
3,224	Canal +	21,867
2,576	Cfao SA	110,459
782	Ciments Francais SA	80,965
2,172	Club Mediterranee SA*	51,593
931	Dassault Systemes SA	82,318
6,595	Derichebourg SA*	43,765
3,462	Edenred	99,796
519	EDF Energies Nouvelles SA	29,832
4,716	Etablissements Maurel et Prom	108,430
677	Euler Hermes SA	59,616
1,626	Eutelsat Communications	70,179
891	Gecina SA REIT	123,926
1,468	Groupe Steria SCA	37,233
17,640	Havas SA	82,890
408	Hermes International	141,180
864	ICADE REIT	99,611
182	Iliad SA	23,381
489	Ingenico	20,663
616	Ipsen SA	20,125
768	Ipsos	36,425
1,668	JC Decaux SA*	46,093
634	Manitou BF SA*	19,387

1,216	Medica SA*	$25,494
991	Mercialys SA REIT	41,312
784	Mersen	42,451
1,918	Nexity	86,281
322	Pierre & Vacances	25,449
1,755	Plastic Omnium SA	61,031
589	Remy Cointreau SA	52,646
966	Rubis	56,407
642	SA des Ciments Vicat	47,512
963	Saft Groupe SA	31,316
749	SEB SA	73,986
232	Seche Environnement SA	18,620
1,429	Sechilienne-Sidec	34,088
2,338	Sequana	28,175
1,337	Societe BIC SA	126,419
318	Societe de La Tour Eiffel REIT	27,409
472	Societe Fonciere Financiere et de Participations	33,744
416	Societe Immobiliere de Location pour l’Industrie et le Commerce REIT	54,070
2,408	SOITEC*	21,627
215	Sopra Group SA	16,112
10,356	Technicolor SA*	57,473
2,687	Teleperformance	69,444
7,956	UbiSoft Entertainment SA*	66,607
167	Vilmorin & Cie	18,104
133	Virbac SA	23,307
		3,014,556
	Germany - 3.4%
2,729	Aareal Bank AG*	81,157
8,796	Air Berlin PLC*	37,667
534	Aixtron SE	14,411
1,861	Axel Springer AG	82,501
830	Bauer AG	33,456
2,012	BayWa AG	82,646
914	Bechtle AG	41,937
746	Brenntag AG	76,252
744	Demag Cranes AG	49,479
880	Deutsche Beteiligungs AG	23,363
1,483	Deutsche Euroshop AG	56,815
2,656	Deutsche Wohnen AG	43,128
6,281	Deutz AG*	60,824
1,854	DIC Asset AG	19,795
616	ElringKlinger AG	18,412
293	Fielmann AG	30,652
1,481	Fraport AG	119,052
834	Fuchs Petrolub AG	40,466
782	Gerry Weber International AG	25,958
2,842	Gildemeister AG*	52,295
1,044	H&R Wasag AG	30,020
843	Hamburger Hafen und Logistik AG	33,737
20,711	Heidelberger Druckmaschinen AG*	58,839
5,889	IVG Immobilien AG*	40,586
2,738	Jenoptik AG*	21,337
1,528	Kabel Deutschland Holding AG*	86,215
2,573	Kloeckner & Co. SE	62,856
2,259	Kontron AG	22,691
623	Krones AG	47,789
29	KSB AG	21,816
1,372	KUKA AG*	36,632
1,979	Leoni AG	111,705
1,490	Medion AG	28,284
1,632	MTU Aero Engines Holding AG	120,871
203	Pfeiffer Vacuum Technology AG	22,753
194	Puma SE	59,826
8,650	Q-Cells SE*	15,239
565	Rheinmetall AG	47,423
2,769	Rhoen Klinikum AG	69,156
2,865	SGL Carbon SE*	149,777
1,634	Sixt AG	43,110
7,595	Sky Deutschland AG*	35,984
1,159	Software AG	56,743
4,316	Solarworld AG	49,406
2,704	Stada Arzneimittel AG	103,378
3,507	Suedzucker AG	123,973
2,341	United Internet AG	47,668
351	Vossloh AG	44,648
490	Wacker Chemie AG	93,086
		2,675,814
	Gibraltar - 0.0%
9,871	Bwin.Party Digital Entertainment PLC*	21,955

	Greece - 0.6%
7,391	Alapis Holding Industrial and Commercial SA*	3,824
8,644	Ellaktor SA	33,538
3,276	Hellenic Exchanges SA Holding Clearing Settlement and Registry	22,973
5,253	Hellenic Petroleum SA	48,461
12,616	Intralot SA Integrated Lottery Systems & Services	23,024
4,577	JUMBO SA	32,294
57,012	Marfin Investment Group SA*	36,867
6,550	Motor Oil (Hellas) Corinth Refineries SA	74,357
7,153	Mytilineos Holdings SA*	50,264
2,725	Titan Cement Co. SA	56,114
5,441	TT Hellenic Postbank SA*	19,703
5,354	Viohalco*	31,929
		433,348
	Hong Kong - 3.8%
3,912	ASM Pacific Technology Ltd.	42,962
14,935	Cafe de Coral Holdings Ltd.	37,632
90,213	Champion REIT	49,768
7,000	Cheung Kong Infrastructure Holdings Ltd.	40,323
60,000	China Gas Holdings Ltd.	22,554
672,000	China Grand Forestry Green Resources Group Ltd.*	12,329
26,134	China Mengniu Dairy Co. Ltd.	90,528
133,799	China Travel International Investment Hong Kong Ltd.	27,809
20,500	Chinese Estates Holdings Ltd.	35,558
36,000	Dah Chong Hong Holdings Ltd.	47,295
13,298	Dah Sing Banking Group Ltd.	17,709
8,527	Dah Sing Financial Holdings Ltd.	41,407
35,710	Digital China Holdings Ltd.	60,933
137,328	First Pacific Co. Ltd.	138,306
134,000	Foxconn International Holdings Ltd.*	61,030
48,000	Fushan International Energy Group Ltd.	27,096
87,315	Giordano International Ltd.	66,541
262,490	Global Bio-Chem Technology Group Co. Ltd.	96,988
317,760	GOME Electrical Appliances Holdings Ltd.	150,023
26,000	Great Eagle Holdings Ltd.	85,727
4,000	Guoco Group Ltd.	48,752

45,378	HKR International Ltd.	$25,732
2,129	Hong Kong Aircraft Engineering Co. Ltd.	29,772
22,361	Hongkong & Shanghai Hotels Ltd. (The)	35,344
36,604	Hopewell Highway Infrastructure Ltd.	23,575
21,715	Hopewell Holdings Ltd.	70,345
50,206	Hopson Development Holdings Ltd.	45,926
25,000	Hysan Development Co. Ltd.	117,070
73,083	Johnson Electric Holdings Ltd.	43,037
36,000	K Wah International Holdings Ltd.	12,609
21,313	Kowloon Development Co. Ltd.	28,656
42,000	Lee & Man Paper Manufacturing Ltd.	21,122
10,000	Lifestyle International Holdings Ltd.	32,715
93,200	New World China Land Ltd.	33,480
46,000	NWS Holdings Ltd.	66,806
44,000	Shangri-La Asia Ltd.	113,465
96,174	Shun Tak Holdings Ltd.	63,421
68,000	Singamas Container Holdings Ltd.	23,555
73,000	SJM Holdings Ltd.	183,753
13,500	SmarTone Telecommunications Holding Ltd.	20,888
57,818	Techtronic Industries Co.	60,381
15,025	Television Broadcasts Ltd.	102,840
36,857	Texwinca Holdings Ltd.	51,825
40,000	Tingyi (Cayman Islands) Holding Corp.	124,190
118,000	TPV Technology Ltd.	58,890
42,000	Vitasoy International Holdings Ltd.	30,660
9,070	VTech Holdings Ltd.	105,891
31,000	Wheelock & Co. Ltd.	133,236
7,925	Wing Hang Bank Ltd.	85,152
44,000	Xinyi Glass Holdings Co. Ltd.	37,088
		2,982,694
	Ireland - 0.6%
19,343	Aer Lingus Group PLC*	18,818
16,920	C&C Group PLC	86,071
4,075	Elan Corp. PLC*	45,792
6,012	Glanbia PLC	39,473
13,038	Grafton Group PLC	54,521
24,250	Greencore Group PLC	32,756
34,264	Independent News & Media PLC*	16,495
51,939	Irish Life & Permanent Group Holdings PLC*	3,583
9,972	James Hardie Industries SE*	62,765
5,339	Kingspan Group PLC	53,705
780	Paddy Power PLC	38,165
10,725	United Drug PLC	36,064
		488,208
	Israel - 1.1%
3,343	Clal Industries Ltd.	22,124
722	Clal Insurance Enterprise Holdings Ltd.	16,357
186	Delek Group Ltd.	41,801
90,451	Delek Real Estate Ltd.*	5,930
5,363	Discount Investment Corp.	74,877
742	Elbit Systems Ltd.	35,401
2,765	Gazit-Globe Ltd.	33,304
345	Harel Insurance Investments & Financial Services Ltd.	18,157
867	IDB Holding Corp. Ltd.	19,855
84	Israel Corp. Ltd. (The)	91,955
48,648	Israel Discount Bank Ltd., Class A*	94,734
11,762	Makhteshim-Agan Industries Ltd.*	65,034
13,723	Migdal Insurance & Financial Holding Ltd.	23,497
4,286	Mizrahi Tefahot Bank Ltd.	45,351
1,266	NICE Systems Ltd.*	45,579
128,413	Oil Refineries Ltd.*	87,164
5,097	Partner Communications Co. Ltd.	73,178
190	Paz Oil Co. Ltd.	30,131
4,956	Shufersal Ltd.	27,954
1,450	Strauss Group Ltd.	21,904
		874,287
	Italy - 2.7%
6,090	ACEA SpA	53,689
2,789	Ansaldo STS SpA	26,993
14,403	Arnoldo Mondadori Editore SpA	45,616
3,522	Astaldi SpA	21,712
7,345	Autogrill SpA	96,893
3,151	Autostrada Torino-Milano SpA	36,880
2,563	Azimut Holding SpA	20,993
9,154	Benetton Group SpA	63,562
52,767	Beni Stabili SpA REIT	47,088
1,820	Brembo SpA	24,506
4,985	Bulgari SpA	88,326
6,690	Cementir Holding SpA	17,400
40,076	CIR-Compagnie Industriali Riunite SpA	94,158
7,292	Credito Emiliano SpA	36,989
1,959	Danieli & C. Officine Meccaniche Spa-RSP	28,657
767	Danieli SpA	20,556
8,024	Davide Campari-Milano SpA	66,300
7,976	De’Longhi SpA	98,454
55,569	Edison SpA*	67,356
3,234	Esprinet SpA	17,195
39,538	Gemina SpA*	40,169
4,224	Geox SpA	21,767
11,806	Gruppo Editoriale L’Espresso SpA	27,535
48,304	Hera SpA	95,443
18,579	Immsi SpA	20,985
33,926	Impregilo SpA	96,480
4,098	Indesit Co. SpA	32,742
3,027	Interpump Group SpA	24,598
37,190	Iren SpA	61,458
646	Italmobiliare SpA	22,706
1,565	Italmobiliare SpA RSP	34,724
5,040	Lottomatica SpA*	100,091
6,906	Maire Tecnimont SpA	11,323
1,893	Marr SpA	24,156
14,399	Mediolanum SpA	59,964
91,648	Milano Assicurazioni SpA*	40,181
8,863	Piaggio & C. SpA	36,731
69,529	Prelios SpA*	37,997
3,623	Recordati SpA	39,568
2,634	Safilo Group SpA*	35,655
492,432	Seat Pagine Gialle SpA*	41,467
2,786	Societa’ Cattolica di Assicurazioni Scrl	67,659
3,214	Societa Iniziative Autostradali e Servizi SpA	31,706
12,484	Sorin SpA*	34,982
215,369	Tiscali SpA*	19,002
274	Tod’s SpA	36,755
1,484	Trevi Finanziaria SpA	19,107
		2,088,274
	Japan - 34.1%
19,000	77 Bank Ltd. (The)	83,443
43	Accordia Golf Co. Ltd.	31,920
5,320	Acom Co. Ltd.*	90,975
5,200	ADEKA Corp.	53,556
2,300	Aderans Co. Ltd.*	21,632
4,100	Advantest Corp.	72,768

4,900	AEON Credit Service Co. Ltd.	$68,876
1,900	AEON Mall Co. Ltd.	48,786
2,200	Aica Kogyo Co. Ltd.	31,123
700	Aichi Bank Ltd. (The)	38,224
4,000	Aichi Steel Corp.	27,050
9,000	Air Water, Inc.	109,133
5,500	Akebono Brake Industry Co. Ltd.	30,710
13,000	Akita Bank Ltd. (The)	39,578
2,000	Alpen Co. Ltd.	34,564
2,300	Alpine Electronics, Inc.	34,385
4,200	Amano Corp.	40,101
4,000	Anritsu Corp.	43,218
6,500	AOC Holdings, Inc.	49,935
1,700	AOKI Holdings, Inc.	27,816
9,000	Aomori Bank Ltd. (The)	28,916
5,100	Aoyama Trading Co. Ltd.	89,262
25,000	Aozora Bank Ltd.	60,889
1,600	Arcs Co. Ltd.	28,066
2,400	Asatsu-DK, Inc.	66,226
5,000	Asics Corp.	75,981
1,800	Autobacs Seven Co. Ltd.	80,917
10,000	Awa Bank Ltd. (The)	64,905
8,000	Bando Chemical Industries Ltd.	34,927
800	Bank of Iwate Ltd. (The)	32,595
13,000	Bank of Nagoya Ltd. (The)	40,757
900	Bank of Okinawa Ltd. (The)	42,091
2,000	Bank of The Ryukyus Ltd.	26,169
9,500	Best Denki Co. Ltd.*	29,661
70	BIC Camera, Inc.	40,446
9,000	Calsonic Kansei Corp.	58,764
1,200	Canon Electronics, Inc.	32,958
8,100	Canon Marketing Japan, Inc.	100,738
1,700	Capcom Co. Ltd.	44,422
2,000	Cawachi Ltd.	40,912
14,000	Central Glass Co. Ltd.	70,190
2,100	Century Tokyo Leasing Corp.	40,591
2,000	Chiyoda Co. Ltd.	32,932
11,000	Chiyoda Corp.	140,511
1,800	Chofu Seisakusho Co. Ltd.	46,755
2,100	Chudenko Corp.	24,621
5,000	Chugoku Marine Paints Ltd.	40,355
2,900	Circle K Sunkus Co. Ltd.	47,826
16,000	Citizen Holdings Co. Ltd.	96,178
1,600	CKD Corp.	13,763
4,300	CMK Corp.*	16,656
2,000	Coca-Cola Central Japan Co. Ltd.	27,542
4,300	Coca-Cola West Co. Ltd.	85,788
2,100	Cocokara Fine, Inc.	54,874
7,800	COMSYS Holdings Corp.	77,606
6,500	CSK Holdings Corp.*	27,368
2,500	Daibiru Corp.	18,623
18,000	Daido Steel Co. Ltd.	127,789
24,350	Daiei, Inc. (The)*	91,797
7,000	Daifuku Co. Ltd.	45,161
9,000	Daihen Corp.	34,162
20,000	Daikyo, Inc.*	38,606
5,000	Dainippon Screen Manufacturing Co. Ltd.	39,254
7,700	Dainippon Sumitomo Pharma Co. Ltd.	78,107
8,000	Daio Paper Corp.	62,495
23,000	Daishi Bank Ltd. (The)	70,022
17,000	Daiwabo Holdings Co. Ltd.	38,101
7,300	DCM Holdings Co. Ltd.	55,608
8,000	Denki Kogyo Co. Ltd.	37,932
600	Disco Corp.	34,940
2,200	Don Quijote Co. Ltd.	75,556
2,700	Doutor Nichires Holdings Co. Ltd.	35,888
4,300	Duskin Co. Ltd.	86,901
41	eAccess Ltd.	18,112
1,200	Earth Chemical Co. Ltd.	43,171
16,000	Ebara Corp.	94,105
11,000	Ehime Bank Ltd. (The)	32,206
10,000	Eighteenth Bank Ltd. (The)	27,076
1,100	EXEDY Corp.	41,711
6,000	Ezaki Glico Co. Ltd.	68,869
2,900	FamilyMart Co. Ltd.	109,214
2,500	Fancl Corp.	33,813
1,400	FCC Co. Ltd.	33,608
1,200	Foster Electric Co. Ltd.	20,023
700	FP Corp.	45,343
1,900	Fuji Co. Ltd.	42,362
32	Fuji Media Holdings, Inc.	49,499
4,300	Fuji Oil Co. Ltd.	65,511
3,200	Fuji Soft, Inc.	47,675
5,000	Fujitec Co. Ltd.	29,473
14,000	Fukui Bank Ltd. (The)	40,990
7,000	Fukuyama Transporting Co. Ltd.	40,808
1,400	Funai Electric Co. Ltd.	36,401
33,000	Furukawa Co. Ltd.*	33,346
13,000	Furukawa-Sky Aluminum Corp.	48,672
2,100	Futaba Corp.	38,278
9,900	Futaba Industrial Co. Ltd.	79,390
1,000	Fuyo General Lease Co. Ltd.	35,393
32	Geo Corp.	41,415
2,500	Glory Ltd.	58,395
20,000	Godo Steel Ltd.	50,525
720	Goldcrest Co. Ltd.	16,874
9,000	GS Yuasa Corp.	62,495
12,000	Gunze Ltd.	44,928
9,000	H2O Retailing Corp.	68,675
1,900	Hamamatsu Photonics KK	85,413
2,200	Heiwa Corp.	35,655
12,000	Heiwa Real Estate Co. Ltd.	27,672
2,100	Heiwado Co. Ltd.	27,450
12,000	Higashi-Nippon Bank Ltd. (The)	25,806
11,000	Higo Bank Ltd. (The)	61,990
1,800	Hikari Tsushin, Inc.	44,166
23,000	Hino Motors Ltd.	142,725
800	Hirose Electric Co. Ltd.	80,010
25,000	Hiroshima Bank Ltd. (The)	109,794
1,400	HIS Co. Ltd.	39,339
1,300	Hisamitsu Pharmaceutical Co., Inc.	56,503
22,000	Hitachi Cable Ltd.	63,273
2,300	Hitachi Capital Corp.	33,789
5,000	Hitachi Chemical Co. Ltd.	99,365
4,900	Hitachi Construction Machinery Co. Ltd.	110,581
2,400	Hitachi High-Technologies Corp.	51,862
2,600	Hitachi Koki Co. Ltd.	23,747
4,000	Hitachi Kokusai Electric, Inc.	32,439
6,000	Hitachi Metals Ltd.	84,881
2,100	Hitachi Transport System Ltd.	37,789
48,000	Hitachi Zosen Corp.	78,974
800	Hogy Medical Co. Ltd.	35,756
16,000	Hokkoku Bank Ltd. (The)	56,173
10,000	Hokuetsu Kishu Paper Co. Ltd.	62,573

1,700	Hokuto Corp.	$38,916
1,200	Horiba Ltd.	39,891
2,600	Hoshizaki Electric Co. Ltd.	58,844
8,100	Hosiden Corp.	68,943
2,700	House Foods Corp.	48,515
2,700	Hulic Co. Ltd.	28,682
17,000	Hyakugo Bank Ltd. (The)	67,172
12,000	Hyakujushi Bank Ltd. (The)	43,684
1,800	IBJ Leasing Co. Ltd.	44,143
3,100	Iino Kaiun Kaisha Ltd.	14,137
2,400	Inaba Denki Sangyo Co. Ltd.	66,568
7,600	Inabata & Co. Ltd.	48,146
17,000	Iseki & Co. Ltd.*	44,047
25,000	Ishihara Sangyo Kaisha Ltd.*	34,979
8,100	IT Holdings Corp.	78,597
4,400	ITO EN Ltd.	80,145
3,900	ITOCHU Enex Co. Ltd.	23,292
1,400	ITOCHU Techno-Solutions Corp.	55,227
14,000	Itoham Foods, Inc.	56,588
14,000	Iwatani Corp.	50,058
13,000	Iyo Bank Ltd. (The)	122,269
4,800	Izumi Co. Ltd.	72,880
7,000	Izumiya Co. Ltd.	30,380
19,000	Jaccs Co. Ltd.	57,844
1,500	Jafco Co. Ltd.	40,439
3,100	Japan Airport Terminal Co. Ltd.	39,719
5,000	Japan Aviation Electronics Industry Ltd.	38,347
1,900	Japan Petroleum Exploration Co. Ltd.	97,105
14,000	Japan Radio Co. Ltd.	40,083
3,700	Japan Securities Finance Co. Ltd.	23,296
8,000	Japan Steel Works Ltd. (The)	56,069
6,000	Japan Wool Textile Co. Ltd. (The)	53,090
25,000	JFE Shoji Holdings, Inc.	125,017
11,000	J-Oil Mills, Inc.	33,204
3,000	Joshin Denki Co. Ltd.	34,162
24,000	Juroku Bank Ltd. (The)	74,932
7,500	JVC KENWOOD Holdings, Inc.*	42,460
1,300	Kadokawa Group Holdings, Inc.	46,365
1,600	Kaga Electronics Co. Ltd.	18,033
3,400	Kagome Co. Ltd.	62,239
12,000	Kagoshima Bank Ltd. (The)	81,150
3,000	Kaken Pharmaceutical Co. Ltd.	42,324
11,000	Kamigumi Co. Ltd.	109,159
8,000	Kandenko Co. Ltd.	37,207
14,000	Kaneka Corp.	89,778
9,000	Kansai Paint Co. Ltd.	83,016
20,000	Kansai Urban Banking Corp.	36,533
6,500	Kanto Auto Works Ltd.	65,429
1,900	Kato Sangyo Co. Ltd.	40,048
8,000	Kayaba Industry Co. Ltd.	65,190
23,000	Keihan Electric Railway Co. Ltd.	100,713
2,400	Keihin Corp.	53,385
14,000	Keihin Electric Express Railway Co. Ltd.	108,822
13,000	Keisei Electric Railway Co. Ltd.	83,366
7,000	Keiyo Bank Ltd. (The)	36,818
121	Kenedix, Inc.*	23,592
8,400	Kewpie Corp.	113,828
10,000	Kikkoman Corp.	110,507
2,000	Kissei Pharmaceutical Co. Ltd.	38,606
7,600	Kitz Corp.	43,223
43,000	Kiyo Holdings, Inc.	60,720
700	Kobayashi Pharmaceutical Co. Ltd.	35,957
2,400	Kohnan Shoji Co. Ltd.	47,633
5,000	Koito Manufacturing Co. Ltd.	86,086
4,900	Kojima Co. Ltd.	34,787
8,800	Kokuyo Co. Ltd.	66,123
2,600	Komeri Co. Ltd.	77,774
4,600	Komori Corp.	38,497
5,200	Konami Corp.	136,348
1,700	Kose Corp.	44,730
2,700	K’s Holdings Corp.	126,098
29,000	Kumagai Gumi Co. Ltd.*	28,929
19,000	Kurabo Industries Ltd.	37,906
9,000	KUREHA Corp.	43,257
3,100	Kurita Water Industries Ltd.	89,920
2,200	Kuroda Electric Co. Ltd.	25,879
2,300	Kyoei Steel Ltd.	35,458
15,000	Kyokuyo Co. Ltd.	35,562
3,000	KYORIN Holdings, Inc.	62,456
7,000	Kyowa Exeo Corp.	69,102
12,000	Kyowa Hakko Kirin Co. Ltd.	127,945
6,000	Kyudenko Corp.	42,052
65,300	Leopalace21 Corp.*	94,748
1,400	Lintec Corp.	38,813
15,000	Lion Corp.	82,005
1,300	Mabuchi Motor Co. Ltd.	67,199
23,000	Maeda Corp.	74,789
7,000	Maeda Road Construction Co. Ltd.	67,561
3,000	Makino Milling Machine Co. Ltd.	29,538
1,300	Mandom Corp.	38,264
9,000	Marudai Food Co. Ltd.	30,781
54,000	Maruha Nichiro Holdings, Inc.	94,442
3,300	Maruichi Steel Tube Ltd.	83,579
4,300	Marusan Securities Co. Ltd.	19,386
4,000	Matsui Securities Co. Ltd.	20,054
3,500	Matsumotokiyoshi Holdings Co. Ltd.	74,226
2,000	Max Co. Ltd.	25,236
4,900	Megmilk Snow Brand Co. Ltd.	91,093
8,000	Meidensha Corp.	34,098
1,800	Meitec Corp.	40,016
3,600	Mikuni Coca-Cola Bottling Co. Ltd.	32,460
19,000	Minato Bank Ltd. (The)	38,153
2,000	Ministop Co. Ltd.	37,518
1,700	Miraca Holdings, Inc.	71,246
1,700	MISUMI Group, Inc.	47,417
6,000	Mitsuba Corp.	60,008
6,000	Mitsubishi Logistics Corp.	69,102
43,000	Mitsubishi Paper Mills Ltd.*	44,008
13,000	Mitsubishi Steel Manufacturing Co. Ltd.	45,977
5,600	Mitsubishi Tanabe Pharma Corp.	101,278
1,640	Mitsubishi UFJ Lease & Finance Co. Ltd.	70,750
6,000	Mitsuboshi Belting Co. Ltd.	34,046
9,000	Mitsui Sugar Co. Ltd.	42,791
11,000	Mitsui-Soko Co. Ltd.	43,892
6,600	Mitsumi Electric Co. Ltd.	64,127
1,200	Miura Co. Ltd.	34,466
13,000	Miyazaki Bank Ltd. (The)	30,146
23,000	Mizuho Securities Co. Ltd.*	56,018
35,000	Mizuho Trust & Banking Co. Ltd.	30,833
6,000	Mizuno Corp.	27,827
4,000	Mochida Pharmaceutical Co. Ltd.	42,700
73	Monex Group, Inc.	15,141
4,900	Mori Seiki Co. Ltd.	65,765
18,000	Morinaga & Co. Ltd.	43,607

21,000	Morinaga Milk Industry Co. Ltd.	$93,587
1,900	Mos Food Services, Inc.	37,611
2,000	Musashi Seimitsu Industry Co. Ltd.	54,359
1,600	Musashino Bank Ltd. (The)	56,339
1,600	Nabtesco Corp.	40,461
8,000	Nachi-Fujikoshi Corp.	52,235
7,300	Nagase & Co. Ltd.	96,180
3,300	Namura Shipbuilding Co. Ltd.	14,664
13,000	Nanto Bank Ltd. (The)	68,882
1,900	NEC Networks & System Integration Corp.	28,356
20	NET One Systems Co. Ltd.	47,778
6,000	NGK Spark Plug Co. Ltd.	84,804
9,000	NHK Spring Co. Ltd.	95,958
9,000	Nichias Corp.	55,499
2,700	Nichicon Corp.	45,682
20,000	Nichirei Corp.	88,613
2,200	Nifco, Inc.	58,997
1,900	Nihon Kohden Corp.	52,774
2,000	Nihon Parkerizing Co. Ltd.	30,004
4,600	Nihon Unisys Ltd.	27,711
11,000	Nihon Yamamura Glass Co. Ltd.	30,354
4,000	Nikkiso Co. Ltd.	39,383
9,000	Nippo Corp.	71,939
5,000	Nippon Chemi-Con Corp.	32,323
7,000	Nippon Coke & Engineering Co. Ltd.	12,333
6,000	Nippon Denko Co. Ltd.	40,187
4,000	Nippon Densetsu Kogyo Co. Ltd.	42,803
12,000	Nippon Flour Mills Co. Ltd.	56,743
7,000	Nippon Kayaku Co. Ltd.	77,717
2,900	Nippon Konpo Unyu Soko Co. Ltd.	33,061
50,000	Nippon Light Metal Co. Ltd.	105,584
18,000	Nippon Metal Industry Co. Ltd.*	22,853
9,000	Nippon Paint Co. Ltd.	72,872
3,000	Nippon Seiki Co. Ltd.	35,484
8,000	Nippon Shokubai Co. Ltd.	104,469
3,100	Nippon Signal Co. Ltd.	23,373
12,000	Nippon Soda Co. Ltd.	56,588
11,000	Nippon Steel Trading Co. Ltd.	33,061
25,600	Nippon Suisan Kaisha Ltd.	92,530
280	Nippon Television Network Corp.	42,622
4,000	Nippon Thompson Co. Ltd.	32,025
10,000	Nippon Yakin Kogyo Co. Ltd.*	29,797
2,200	Nipro Corp.	40,301
49,000	Nishimatsu Construction Co. Ltd.	73,002
32,000	Nishi-Nippon City Bank Ltd. (The)	98,251
14,000	Nishi-Nippon Railroad Co. Ltd.	62,754
7,900	Nissan Chemical Industries Ltd.	94,362
5,000	Nissan Shatai Co. Ltd.	41,391
4,000	Nissen Holdings Co. Ltd.	23,734
1,800	Nissha Printing Co. Ltd.	32,367
12,000	Nisshin Oillio Group Ltd. (The)	57,365
8,000	Nisshinbo Holdings, Inc.	78,767
2,800	Nissin Kogyo Co. Ltd.	51,981
550	Nitori Co. Ltd.	53,368
7,000	Nittetsu Mining Co. Ltd.	30,924
17,000	Nitto Boseki Co. Ltd.	49,113
9,000	NOF Corp.	40,925
4,000	Nomura Real Estate Holdings, Inc.	73,326
8,000	Noritake Co. Ltd.	31,818
2,600	Noritz Corp.	53,556
1,800	NSD Co. Ltd.	15,507
48	NTT Urban Development Corp.	43,964
240	OBIC Co. Ltd.	47,291
23,000	Ogaki Kyoritsu Bank Ltd. (The)	73,002
1,700	Oiles Corp.	35,546
12,000	Oita Bank Ltd. (The)	35,911
5,000	Okamura Corp.	32,388
10,000	Okasan Securities Group, Inc.	36,145
108,000	Oki Electric Industry Co. Ltd.*	107,734
1,300	Okinawa Electric Power Co., Inc. (The)	58,188
5,000	OKUMA Corp.	53,116
12,000	Okumura Corp.	44,773
3,000	Okuwa Co. Ltd.	35,406
12,000	Onward Holdings Co. Ltd.	101,050
700	Oracle Corp. Japan	23,442
46,000	Orient Corp.*	54,826
1,300	Oriental Land Co. Ltd.	121,596
2,000	OSG Corp.	32,103
700	Otsuka Corp.	46,431
7,000	Pacific Metals Co. Ltd.	52,235
2,000	Paltac Corp.	40,135
5,000	PanaHome Corp.	35,367
3,900	Parco Co. Ltd.	33,195
4,000	Park24 Co. Ltd.	45,291
25,500	Penta-Ocean Construction Co. Ltd.	58,142
17,900	Pioneer Corp.*	94,613
6,000	Press Kogyo Co. Ltd.	34,435
16,000	Rengo Co. Ltd.	105,298
2,200	Resorttrust, Inc.	32,007
1,300	Ricoh Leasing Co. Ltd.	31,174
8,000	Riken Corp.	39,072
1,300	Rinnai Corp.	100,377
2,200	Riso Kagaku Corp.	34,173
3,000	Rohto Pharmaceutical Co. Ltd.	35,834
4,400	Round One Corp.	35,455
10,000	Ryobi Ltd.	46,379
5,000	Ryoden Trading Co. Ltd.	32,517
1,400	Ryohin Keikaku Co. Ltd.	72,639
3,100	Ryosan Co. Ltd.	67,108
2,500	Ryoyo Electro Corp.	24,874
14,000	Saibu Gas Co. Ltd.	37,362
1,700	Saizeriya Co. Ltd.	34,753
8,000	Sakai Chemical Industry Co. Ltd.	35,756
1,500	Sakata Seed Corp.	21,706
7,000	San-Ai Oil Co. Ltd.	39,448
10,000	Sanden Corp.	52,727
2,000	Sangetsu Co. Ltd.	51,172
12,000	San-in Godo Bank Ltd. (The)	92,965
7,000	Sanken Electric Co. Ltd.	38,088
6,000	Sanki Engineering Co. Ltd.	34,668
37,000	Sankyo-Tateyama Holdings, Inc.*	50,330
21,000	Sankyu, Inc.	101,205
2,500	Sanshin Electronics Co. Ltd.	19,951
1,900	Santen Pharmaceutical Co. Ltd.	76,305
23,000	Sanwa Holdings Corp.	80,749
5,000	Sanyo Chemical Industries Ltd.	39,513
9,000	Sanyo Shokai Ltd.	26,351
6,000	Sanyo Special Steel Co. Ltd.	39,487
13,400	Sapporo Hokuyo Holdings, Inc.	57,808
24,000	Sapporo Holdings Ltd.	100,118
9,000	Seiko Holdings Corp.	30,082
2,900	Seiren Co. Ltd.	18,409
2,000	Sekisui Jushi Corp.	21,091
12,000	Senko Co. Ltd.	44,773

36,300	Senshu Ikeda Holdings, Inc.	$55,962
121,210	SFCG Co. Ltd.*	—
14,000	Shiga Bank Ltd. (The)	81,798
10,000	Shikoku Bank Ltd. (The)	31,869
1,300	Shima Seiki Manufacturing Ltd.	31,325
2,600	Shimachu Co. Ltd.	64,874
10,000	Shimadzu Corp.	92,629
800	Shimamura Co. Ltd.	80,632
2,100	Shimano, Inc.	110,319
3,200	Shin-Etsu Polymer Co. Ltd.	17,163
4,500	Shinko Electric Industries Co. Ltd.	37,311
2,100	Shinko Plantech Co. Ltd.	24,594
8,000	Shinmaywa Industries Ltd.	31,818
5,000	Shochiku Co. Ltd.	42,881
1,700	Shoei Co. Ltd./Chiyoda-Ku	15,042
6,100	Showa Corp.*	45,835
2,100	Sintokogio Ltd.	21,901
56	SKY Perfect JSAT Holdings, Inc.	24,594
6,000	SMK Corp.	24,174
4,600	Sohgo Security Services Co. Ltd.	53,098
3,900	Sony Financial Holdings, Inc.	70,078
20,000	Sotetsu Holdings, Inc.	59,075
2,100	Square Enix Holdings Co. Ltd.	40,754
2,300	Star Micronics Co. Ltd.	26,012
1,100	Sugi Holdings Co. Ltd.	31,052
5,100	Sumco Corp.*	80,473
18,000	Sumikin Bussan Corp.	45,006
1,900	Sumisho Computer Systems Corp.	33,230
12,000	Sumitomo Bakelite Co. Ltd.	82,239
39,000	Sumitomo Light Metal Industries Ltd.*	42,946
35,000	Sumitomo Osaka Cement Co. Ltd.	101,114
8,700	Sumitomo Rubber Industries Ltd.	112,371
8,000	Sumitomo Warehouse Co. Ltd. (The)	38,969
8,000	Suruga Bank Ltd.	69,439
20,000	SWCC Showa Holdings Co. Ltd.*	25,392
1,900	Tachi-S Co. Ltd.	36,873
7,000	Tadano Ltd.	42,531
4,000	Taihei Dengyo Kaisha Ltd.	27,983
2,000	Taikisha Ltd.	40,782
5,000	Taiyo Yuden Co. Ltd.	62,962
8,000	Takara Holdings, Inc.	44,047
7,000	Takara Standard Co. Ltd.	53,414
6,000	Takasago International Corp.	28,993
4,500	Takasago Thermal Engineering Co. Ltd.	37,019
2,200	Takata Corp.	65,809
1,600	Tamron Co. Ltd.	41,705
22,000	Tekken Corp.	31,636
18	T-Gaia Corp.	34,466
4,000	THK Co. Ltd.	103,174
11,000	Toagosei Co. Ltd.	60,850
94,000	Tobishima Corp.*	31,662
3,800	Toc Co. Ltd.	16,836
7,000	Tochigi Bank Ltd. (The)	26,571
18,000	Toda Corp.	68,325
11,000	Toei Co. Ltd.	52,157
17,000	Toho Bank Ltd. (The)	40,744
5,700	Toho Co. Ltd.	99,024
8,300	Toho Holdings Co. Ltd.	85,054
9,000	Toho Zinc Co. Ltd.	45,122
8,000	Tokai Carbon Co. Ltd.	45,291
2,500	Tokai Rika Co. Ltd.	49,067
2,300	Tokai Rubber Industries Ltd.	33,283
14,000	Tokai Tokyo Financial Holdings, Inc.	42,622
24,000	Tokuyama Corp.	118,772
2,800	Tokyo Broadcasting System Holdings, Inc.	35,621
21,000	Tokyo Dome Corp.*	42,169
2,100	Tokyo Ohka Kogyo Co. Ltd.	47,011
1,900	Tokyo Seimitsu Co. Ltd.	35,002
8,400	Tokyo Steel Manufacturing Co. Ltd.	86,079
25,000	Tokyo Tatemono Co. Ltd.	102,021
2,100	Tokyo Tomin Bank Ltd. (The)	28,267
4,300	Tomy Co. Ltd.	38,215
2,700	Toppan Forms Co. Ltd.	22,701
20,000	Topy Industries Ltd.	62,184
6,000	Toshiba Machine Co. Ltd.	36,533
3,000	Toshiba Plant Systems & Services Corp.	34,357
11,000	Toshiba TEC Corp.	46,742
37,000	Toyo Construction Co. Ltd.	35,950
8,000	Toyo Engineering Corp.	29,745
9,000	Toyo Ink Manufacturing Co. Ltd.	42,557
4,000	Toyo Suisan Kaisha Ltd.	98,769
25,000	Toyo Tire & Rubber Co. Ltd.	69,633
56,000	Toyobo Co. Ltd.	86,332
3,500	Toyoda Gosei Co. Ltd.	76,901
3,400	Toyota Auto Body Co. Ltd.	61,446
5,600	Toyota Boshoku Corp.	94,168
2,800	transcosmos, Inc.	32,465
2,900	Trend Micro, Inc.	90,881
2,000	Trusco Nakayama Corp.	41,663
2,400	TS Tech Co. Ltd.	45,985
5,400	TSI Holdings Co. Ltd.*	37,077
7,000	Tsubakimoto Chain Co.	45,071
5,300	Tsukuba Bank Ltd.	16,822
1,300	Tsumura & Co.	42,491
800	Tsuruha Holdings, Inc.	41,145
20	TV Asahi Corp.	32,103
1,500	UKC Holdings Corp.	15,935
2,500	Ulvac, Inc.*	46,282
1,900	Unicharm Corp.	85,659
10,000	Uniden Corp.	51,562
1,800	Unipres Corp.	52,141
42,000	Unitika Ltd.*	32,647
3,000	Ushio, Inc.	56,393
760	USS Co. Ltd.	60,453
2,300	Valor Co. Ltd.	37,395
4,500	VITAL KSK HOLDINGS, Inc.	35,620
5,000	Wacoal Holdings Corp.	66,459
2,000	Xebio Co. Ltd.	47,415
1,100	Yachiyo Bank Ltd. (The)	32,862
178	Yahoo! Japan Corp.	63,000
6,000	Yamagata Bank Ltd. (The)	28,605
9,000	Yamanashi Chuo Bank Ltd. (The)	37,894
2,700	Yamatake Corp.	61,597
2,200	Yamato Kogyo Co. Ltd.	66,151
9,000	Yamazaki Baking Co. Ltd.	124,290
4,800	Yamazen Corp.	36,564
7,000	Yaskawa Electric Corp.	77,536
14,000	Yodogawa Steel Works Ltd.	58,945
12,700	Yokogawa Electric Corp.*	112,374
4,900	Yokohama Reito Co. Ltd.	35,041
1,700	Yorozu Corp.	43,541
18	Yoshinoya Holdings Co. Ltd.	23,296
21,000	Yuasa Trading Co. Ltd.	34,823
2,800	Zensho Co. Ltd.	36,274

8,000	Zeon Corp.	$86,851
		26,585,408
	Jersey Island - 0.4%
7,735	Atrium European Real Estate Ltd.	49,596
22,139	Beazley PLC	47,025
8,223	Charter International PLC	107,985
622	Randgold Resources Ltd. GDR	56,717
27,847	Regus PLC	48,408
		309,731
	Liechtenstein - 0.1%
291	Liechtensteinische Landesbank AG	26,213
166	Verwaltungs-und Privat-Bank AG	19,586
		45,799
	Luxembourg - 0.1%
14,607	Colt Group SA*	29,204
4,199	GAGFAH SA	28,595
404	RTL Group	38,137
		95,936
	Malaysia - 0.0%
19,500	Parkson Retail Group Ltd.	27,419

	Netherlands - 1.3%
4,152	Aalberts Industries NV	81,233
1,370	AMG Advanced Metallurgical Group NV*	23,112
2,026	Arcadis NV	47,819
1,085	ASM International NV	31,043
2,219	BinckBank NV	30,739
1,454	Eurocommercial Properties NV REIT	69,640
1,359	Grontmij NV CVA	25,329
2,912	Heijmans NV CVA	67,120
1,272	Koninklijke Ten Cate NV	44,362
1,065	Koninklijke Vopak NV	53,312
14,235	Koninklijke Wessanen NV	62,185
4,510	Mediq NV	84,284
2,115	Nieuwe Steen Investments Funds NV REIT	39,480
5,036	Ordina NV*	19,489
4,997	QIAGEN NV*	84,301
1,072	Sligro Food Group NV	38,281
1,030	TKH Group NV	29,898
4,007	TomTom NV*	19,030
635	Unit 4 NV	21,124
1,739	Vastned Offices/Industrial NV REIT	28,738
1,200	Vastned Retail NV REIT	81,969
5,193	Wavin NV*	65,975
		1,048,463
	New Zealand - 0.5%
19,120	Air New Zealand Ltd.	19,547
33,570	AMP NZ Office Ltd.	24,640
32,361	Auckland International Airport Ltd.	63,906
10,211	Contact Energy Ltd.*	46,128
15,391	Fisher & Paykel Healthcare Corp. Ltd.	33,622
29,739	Goodman Property Trust REIT	25,726
18,603	Infratil Ltd.	29,260
42,231	Kiwi Income Property Trust REIT	37,271
8,900	Nuplex Industries Ltd.	21,308
27,134	Sky City Entertainment Group Ltd.	87,252
6,204	Sky Network Television Ltd.	31,334
		419,994
	Norway - 1.0%
3,010	Aker ASA, Class A	79,490
3,739	Atea ASA	38,457
2,428	Austevoll Seafood ASA	13,364
2,534	Cermaq ASA*	35,338
11,489	DNO International ASA*	12,967
998	Fred. Olsen Energy ASA	38,618
84,016	Marine Harvest ASA	48,797
10,953	Norwegian Energy Co. ASA*	13,539
16,935	Norwegian Property ASA	35,622
8,588	Prosafe SE	64,045
20,388	Renewable Energy Corp. ASA*	37,973
2,219	Schibsted ASA	66,003
26,615	Sevan Marine ASA*	2,664
3,282	Sparebanken 1 SMN	29,196
2,974	Sparebanken 1 SR Bank	26,400
1,451	Stolt-Nielsen Ltd.	36,974
3,650	Subsea 7 SA*	96,324
2,059	TGS Nopec Geophysical Co. ASA	60,252
3,789	Tomra Systems ASA	34,267
2,589	Veidekke ASA	22,359
		792,649
	Portugal - 0.7%
46,302	Banco BPI SA*	62,477
26,135	Banco Espirito Santo SA	99,223
16,412	Banif SGPS SA*	12,712
11,181	CIMPOR-Cimentos de Portugal SGPS SA	86,923
5,623	Jeronimo Martins SGPS SA	110,174
13,980	Mota-Engil SGPS SA	26,116
10,215	Portucel Empresa Produtora de Pasta e Papel SA	30,385
3,495	Semapa-Sociedade de Investimento e Gestao SGPS SA	34,659
9,315	Sonae Industria SGPS SA*	15,394
12,223	Sonaecom SGPS SA	26,347
15,787	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	64,859
		569,269
	Singapore - 2.0%
45,000	Allgreen Properties Ltd.	59,813
58,000	Ascendas REIT	98,293
41,000	Ascott Residence Trust REIT	40,361
82,000	CapitaCommercial Trust REIT	96,050
15,000	CDL Hospitality Trusts REIT	25,919
21,000	Cosco Corp. Singapore Ltd.	31,053
18,000	Ezra Holdings Ltd.	18,766
48,000	Fortune REIT	25,372
42,000	Frasers Commercial Trust REIT	30,355
24,000	Keppel Land Ltd.	76,361
43,000	Lippo-Mapletree Indonesia Retail Trust REIT	23,041
20,000	M1 Ltd.	43,364
50,000	Mapletree Logistics Trust REIT	38,214
62,000	Neptune Orient Lines Ltd.	74,168
51,300	Olam International Ltd.	112,508
37,000	Raffles Education Corp. Ltd.	19,057
19,000	SembCorp Marine Ltd.	85,234
11,000	SIA Engineering Co.	37,009
34,000	Singapore Airport Terminal Services Ltd.	71,178
18,000	Singapore Exchange Ltd.	111,701
55,000	Singapore Post Ltd.	50,031
25,000	SMRT Corp. Ltd.	38,214
27,000	StarHub Ltd.	63,253
15,000	Straits Asia Resources Ltd.	37,757

86,000	Suntec REIT	$109,665
26,000	UOL Group Ltd.	111,452
42,000	Wing Tai Holdings Ltd.	51,639
		1,579,828
	South Korea - 8.1%
67	Amorepacific Corp.	76,259
4,800	Asiana Airlines*	48,260
2,475	Cheil Worldwide, Inc.	39,086
489	Cj Cheiljedang Corp.	141,927
1,759	CJ Corp.	141,814
2,216	Daeduck Electronics Co.	18,728
4,060	Daesang Corp.	51,024
5,680	Daewoo Engineering & Construction Co. Ltd.*	66,535
2,170	Daewoo International Corp.	82,227
34,360	Daewoo Motor Sales*	61,922
4,930	Daewoo Securities Co. Ltd.	86,741
3,240	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	115,242
3,740	Daishin Securities Co. Ltd.	48,422
1,950	Daishin Securities Co. Ltd. (Preference)	15,499
324	Dong-A Pharmaceutical Co. Ltd., Class A	34,726
3,140	Dongbu Corp.	25,494
2,000	Dongbu Hitek Co. Ltd.*	21,910
6,590	Dongbu Steel Co. Ltd.	54,380
5,990	Doosan Engineering & Construction Co. Ltd.	28,748
2,900	Doosan Infracore Co. Ltd.*	72,342
1,940	Halla Climate Control Corp.	47,382
1,179	Handsome Co. Ltd.	31,480
413	Hanil Cement Co. Ltd.	19,371
2,749	Hanjin Heavy Industries & Construction Co. Ltd.*	80,048
9,420	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	99,177
1,520	Hanjin Shipping Co. Ltd.	30,348
7,420	Hanjin Shipping Holdings Co. Ltd.	89,381
1,053	Hanjin Transportation Co. Ltd.	33,858
7,510	Hansol Paper Co.	62,471
3,061	Hanwha Chemical Corp.	135,006
3,039	Hanwha General Insurance Co. Ltd.*	27,816
3,262	Hanwha Securities Co.	20,173
382	Hite Brewery Co. Ltd.	40,218
1,111	Hotel Shilla Co. Ltd.	32,351
1,260	Hyundai Hysco	57,903
4,490	Hyundai Marine & Fire Insurance Co. Ltd.	143,946
3,960	Hyundai Merchant Marine Co. Ltd.	111,929
9,330	Hyundai Securities Co.	112,831
3,823	Jeonbuk Bank	22,373
369	KCC Corp.	122,498
2,990	Keangnam Enterprises Ltd.*	39,988
754	Kisco Corp.	23,136
910	Kolon Corp.	29,390
4,980	Kolon Engineering & Construction Co. Ltd.*	24,090
457	Korea Express Co. Ltd.*	43,780
2,560	Korea Investment Holdings Co. Ltd.	101,254
3,967	Korea Line Corp.*	26,264
366	Korea Zinc Co. Ltd.	151,877
5,939	Korean Reinsurance Co.	74,357
1,690	Kyeryong Construction Industrial Co. Ltd.	34,784
1,070	LG Fashion Corp.	47,750
401	LG Hausys Ltd.	31,873
127	LG Household & Health Care Ltd.	57,459
258	LG Innotek Co. Ltd.	22,880
16,650	LG Uplus Corp.	84,016
4,090	LIG Insurance Co. Ltd.	101,639
57	Lotte Chilsung Beverage Co. Ltd.	78,339
48	Lotte Confectionery Co. Ltd.	81,996
3,664	Meritz Finance Holdings Co. Ltd.*	10,217
5,535	Meritz Fire & Marine Insurance Co. Ltd.	64,312
587	Mirae Asset Securities Co. Ltd.	27,282
40	Namyang Dairy Products Co. Ltd.	34,108
99	Ncsoft Corp.	30,518
509	NHN Corp.*	101,385
303	Nong Shim Co. Ltd.	72,711
349	OCI Co. Ltd.	134,727
134	Orion Corp.	65,074
220	Ottogi Corp.	33,596
446	Pacific Corp.	98,143
1,190	Poongsan Corp.	50,341
890	S&T Daewoo Co. Ltd.	31,403
847	S1 Corp.	45,150
471	Samchully Co. Ltd.	46,014
1,568	Samsung Card Co. Ltd.	89,235
528	Samsung Engineering Co. Ltd.	130,210
449	Samsung Fine Chemicals Co. Ltd.	29,982
1,266	Samsung Techwin Co. Ltd.	92,822
854	Samyang Corp.	94,367
1,520	Seah Besteel Corp.	95,586
2,074	SK Chemicals Co. Ltd.	157,178
750	SK Gas Co. Ltd.	50,294
10,450	SK Networks Co. Ltd.	127,862
630	SKC Co. Ltd.	41,649
4,070	Ssangyong Cement Industrial Co. Ltd.*	25,517
7,160	Ssangyong Motor Co.*	56,978
1,540	STX Engine Co. Ltd.	41,337
11,670	STX Pan Ocean Co. Ltd.	87,888
85	Taekwang Industrial Co. Ltd.	136,897
6,270	Taeyoung Engineering & Construction	42,819
14,700	Taihan Electric Wire Co. Ltd.*	80,032
11,520	Tong Yang Major Corp.*	21,580
14,910	Tong Yang Securities, Inc.	90,792
3,070	Woongjin Coway Co. Ltd.	118,659
1,470	Woongjin Thinkbig Co. Ltd.	25,725
6,060	Woori Investment & Securities Co. Ltd.	108,635
33	Young Poong Corp.	38,061
251	Yuhan Corp.	34,878
		6,270,682
	Spain - 1.7%
2,584	Abengoa SA	73,540
2,468	Almirall SA	23,584
4,719	Antena 3 de Television SA	37,568
11,215	Banco de Valencia SA*	21,998
7,894	Banco Espanol de Credito SA	60,008
3,509	Bolsas y Mercados Espanoles	100,622
4,060	Caja de Ahorros del Mediterraneo	25,496
111	Construcciones y Auxiliar de Ferrocarriles SA	62,208
930	Corporacion Financiera Alba SA	49,501
13,638	EDP Renovaveis SA*	88,582
4,133	Grifols SA*	90,542
3,252	Grupo Catalana Occidente SA	77,574
9,275	Grupo Empresarial Ence SA	33,387
6,072	Mediaset Espana Comunicacion SA	57,065
3,388	Melia Hotels International SA*	35,321

15,003	NH Hoteles SA*	$94,430
665	Pescanova SA	28,620
24,230	Promotora de Informaciones SA, Class A*	49,268
855	Prosegur Cia de Seguridad SA	39,353
1,762	Red Electrica Corporacion SA	96,304
785	Tecnicas Reunidas SA	34,744
7,523	Tubacex SA*	24,378
1,067	Viscofan SA	39,789
5,971	Zardoya Otis SA	86,489
		1,330,371
	Sweden - 2.2%
1,832	AarhusKarlshamn AB	52,279
1,053	AF AB, Class B	19,532
545	Avanza Bank Holding AB	15,811
1,007	Axis Communications AB	20,834
3,805	BE Group AB*	20,148
3,833	Billerud AB	34,637
3,721	Bure Equity AB*	17,934
7,058	Castellum AB	102,161
2,406	Clas Ohlson AB, Class B	31,851
1,881	Concentric AB*	11,809
1,048	Elekta AB, Class B	48,183
23,503	Eniro AB*	83,837
8,253	Fabege AB	79,486
3,229	Gunnebo AB	20,528
1,773	Hakon Invest AB	25,157
1,881	Haldex AB	10,527
1,052	Hoganas AB, Class B	41,529
334	HQ AB*	318
5,017	Hufvudstaden AB, Class A	56,194
2,672	Intrum Justitia AB	41,408
2,689	JM AB	52,116
5,875	KappAhl AB	24,775
5,731	Klovern AB	26,531
11,561	Kungsleden AB	106,306
4,281	Lindab International AB	42,758
3,524	Loomis AB, Class B	47,628
7,114	Lundin Petroleum AB*	97,953
11,779	Meda AB, Class A	145,098
722	Mekonomen AB	23,351
1,535	Modern Times Group AB, Class B	104,181
1,562	NIBE Industrier AB, Class B	26,311
17,502	Niscayah Group AB	49,945
8,045	Nobia AB*	46,681
2,339	Oresund Investment AB	36,803
50,278	PA Resources AB*	28,456
4,517	Rezidor Hotel Group AB*	23,131
1,039	Skistar AB	16,925
4,329	Wallenstam AB, Class B	44,095
2,098	Wihlborgs Fastigheter AB	29,436
		1,706,643
	Switzerland - 3.0%
1,162	Actelion Ltd.*	59,117
1,121	AFG Arbonia-Forster Holding AG*	37,689
181	Allreal Holding AG*	31,988
191	Autoneum Holding AG*	19,507
1,000	Bank Sarasin & Cie AG, Class B	42,248
110	Banque Cantonale Vaudoise	69,849
67	Barry Callebaut AG*	70,638
555	BB Biotech AG	41,544
633	BKW FMB Energie AG	39,151
357	Bucher Industries AG	74,281
65	Burckhardt Compression Holding AG	18,588
458	Charles Voegele Holding AG*	23,069
226	Daetwyler Holding AG	18,924
328	Dufry Group*	38,722
1,671	EFG International AG*	18,402
93	Emmi AG	24,861
488	Ems-Chemie Holding AG	104,014
104	Flughafen Zuerich AG	47,831
78	Forbo Holding AG*	56,308
110	Galenica AG	74,454
188	Georg Fischer AG*	100,000
361	Huber & Suhner AG	22,396
95	Kaba Holding AG, Class B	39,292
1,673	Kudelski SA	21,862
127	Kuoni Reisen Holding AG, Class B*	49,345
4,582	Logitech International SA*	44,123
115	Mobimo Holding AG*	31,807
4,787	Nobel Biocare Holding AG*	91,768
9,919	OC Oerlikon Corp. AG*	84,441
869	Panalpina Welttransport Holding AG*	104,628
129	Partners Group Holding AG	24,533
1,150	PSP Swiss Property AG*	116,430
191	Rieter Holding AG*	44,030
8,573	Schmolz + Bickenbach AG*	100,392
36	Sika AG	84,314
725	Sonova Holding AG*	68,572
75	St. Galler Kantonalbank AG	42,201
118	Straumann Holding AG	26,888
1,046	Swiss Prime Site AG*	95,815
462	Valiant Holding	73,209
159	Valora Holding AG	47,505
17	Vetropack Holding AG	35,954
1,341	Vontobel Holding AG	43,640
13	Zehnder Group AG	41,233
		2,345,563
	United Kingdom - 8.5%
31,996	Aberdeen Asset Management PLC	115,810
3,894	Admiral Group PLC	99,012
41,813	Aegis Group PLC	106,386
8,343	Afren PLC*	19,214
4,209	Aggreko PLC	133,551
6,006	ARM Holdings PLC	57,576
6,254	Ashmore Group PLC	41,403
35,209	Ashtead Group PLC	92,704
3,376	Autonomy Corp. PLC*	93,156
9,090	Babcock International Group PLC	100,644
23,985	BBA Aviation PLC	83,231
6,049	Berendsen PLC	53,669
5,899	Berkeley Group Holdings PLC (The)*	119,394
5,259	Big Yellow Group PLC REIT	24,767
16,965	Bodycote PLC	107,326
94,104	Booker Group PLC	113,923
9,047	Bovis Homes Group PLC	61,244
9,155	Brewin Dolphin Holdings PLC	22,316
15,232	Britvic PLC	87,737
9,616	Cairn Energy PLC*	58,372
14,549	Capital & Counties Properties PLC	44,875
2,047	Carpetright PLC	19,825
4,149	Chemring Group PLC	37,424
4,435	Computacenter PLC	35,672
2,481	Croda International PLC	77,623
7,087	CSR PLC	32,480

11,741	Daily Mail & General Trust PLC, Class A	$79,192
11,154	Dairy Crest Group PLC	68,751
2,229	Derwent London PLC REIT	65,714
4,458	Devro PLC	18,924
2,547	Domino Printing Sciences PLC	27,761
29,901	DS Smith PLC	115,638
15,518	Elementis PLC	41,470
38,709	F&C Asset Management PLC	44,733
6,925	Fenner PLC	44,071
8,540	Filtrona PLC	47,859
960	Fresnillo PLC	27,735
3,161	Galliford Try PLC	25,607
60,367	Game Group PLC	27,746
4,286	Gem Diamonds Ltd.*	16,393
31,000	Genting Singapore PLC*	48,930
1,366	Genus PLC	21,829
3,447	Go-Ahead Group PLC	87,986
12,156	Grainger PLC	23,466
7,902	Great Portland Estates PLC REIT	53,986
5,405	Greggs PLC	45,249
12,801	Halfords Group PLC	67,808
10,366	Halma PLC	68,914
44,481	Henderson Group PLC	116,897
2,082	Hikma Pharmaceuticals PLC	23,342
2,122	Hochschild Mining PLC	16,709
6,452	Homeserve PLC	51,112
20,394	Howden Joinery Group PLC*	38,264
4,652	Hunting PLC	59,639
9,258	IG Group Holdings PLC	67,262
10,498	International Personal Finance PLC	54,317
18,897	Interserve PLC	103,217
2,977	Intertek Group PLC	93,581
5,269	ITE Group PLC	19,400
5,301	Jardine Lloyd Thompson Group PLC	55,995
8,007	JD Wetherspoon PLC	56,885
7,358	John Wood Group PLC	80,742
2,443	Keller Group PLC	18,030
2,193	Kier Group PLC	47,841
16,903	Laird PLC	52,080
6,815	London Stock Exchange Group PLC	111,533
47,503	Marston’s PLC	80,315
15,276	McBride PLC	32,912
305,520	McBride PLC, Class B*	502
14,800	Melrose PLC	86,779
7,137	Michael Page International PLC	58,753
6,122	Micro Focus International PLC	29,143
6,636	Millennium & Copthorne Hotels PLC	56,317
12,652	Misys PLC*	82,242
23,850	Mitie Group PLC	93,842
11,271	Morgan Crucible Co. PLC	60,869
4,592	Mothercare PLC	30,686
10,460	N Brown Group PLC	48,935
19,695	Northumbrian Water Group PLC	145,999
7,265	Pace PLC	13,714
19,543	Paragon Group of Cos. PLC	62,010
3,841	Petrofac Ltd.	88,334
2,304	Petropavlovsk PLC	30,237
12,119	Premier Farnell PLC	38,593
7,404	Premier Oil PLC*	49,344
5,537	PZ Cussons PLC	34,311
48,546	Qinetiq Group PLC*	90,048
14,633	Rank Group PLC	34,036
1,628	Rathbone Brothers PLC	30,679
14,915	Redrow PLC*	31,436
8,722	Restaurant Group PLC	41,863
3,983	Robert Wiseman Dairies PLC	21,102
1,433	Rotork PLC	37,307
9,911	RPS Group PLC	38,069
4,153	Salamander Energy PLC*	19,095
4,284	Savills PLC	23,797
13,555	Senior PLC	41,430
6,276	Shaftesbury PLC REIT	52,695
25,998	Shanks Group PLC	54,198
4,511	Soco International PLC*	26,953
3,258	Spectris PLC	83,964
1,776	Spirax-Sarco Engineering PLC	54,720
8,532	Spirent Communications PLC	18,263
11,450	Sports Direct International PLC*	49,976
5,748	St. James’s Place PLC	34,911
3,284	Sthree PLC	19,423
11,361	Stobart Group Ltd.	25,773
6,800	SVG Capital PLC*	29,401
1,738	Synergy Health PLC	27,103
15,097	TalkTalk Telecom Group PLC	35,314
2,523	Telecity Group PLC*	22,903
22,927	Trinity Mirror PLC*	16,559
11,171	Tullett Prebon PLC	64,950
1,469	Ultra Electronics Holdings PLC	37,931
5,965	Unite Group PLC*	20,709
1,477	Victrex PLC	35,373
4,051	Weir Group PLC (The)	141,108
10,414	WH Smith PLC	86,755
9,211	Wincanton PLC	16,103
53,959	Workspace Group PLC REIT	23,915
6,365	WS Atkins PLC	74,286
34,997	Xchanging PLC*	56,873
6,872	Yule Catto & Co. PLC	24,027
		6,642,827
	Total Common Stocks and Other Equity Interests (Cost $73,288,503)	77,675,053

	Preferred Stocks - 0.3%
	Germany - 0.3%
330	Draegerwerk AG & Co. KGAA	40,967
597	Fuchs Petrolub AG	31,103
390	Hugo Boss AG	42,441
964	Jungheinrich AG	39,896
2,442	ProSiebenSat.1 Media AG	63,182
1,736	Sixt AG	34,925
	Total Preferred Stocks (Cost $168,007)	252,514

	Rights - 0.0%
	Austria - 0.0%
24,553	Immofinanz AG, expiring 12/31/49*
	(Cost $0)	—

	Total Investments (Cost $73,456,510)(a)-99.9%	77,927,567
	Other assets less liabilities-0.1%	63,619
	Net Assets-100.0%	$77,991,186

Investment Abbreviations:

CVA	- Dutch Certificate
GDR	- Global Depositary Receipt
REIT	- Real Estate Investment Trust
RSP	- Retirement Savings Plan Shares

Notes to Schedule of Investments:

*                 Non-income producing security.

(a)              At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $74,615,220. The net unrealized appreciation was $3,312,347 which consisted of aggregate gross unrealized appreciation of $9,057,101 and aggregate gross unrealized depreciation of $5,744,754.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Emerging Markets Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests- 95.8%
	Brazil - 12.9%
9,100	AES Tiete SA	$131,651
68,300	All America Latina Logistica SA	496,248
283,149	Banco Bradesco SA	5,368,953
227,958	Banco do Brasil SA	3,838,753
99,484	Banco Santander Brasil SA	931,993
280,785	BM&FBOVESPA SA	1,646,526
25,291	Bradespar SA	653,557
139,289	Brasil Telecom SA	1,184,886
51,009	Braskem SA, Class A	604,794
77,000	BRF - Brasil Foods SA	1,450,635
24,900	CCR SA	743,358
231,710	Centrais Eletricas Brasileiras SA	3,088,030
15,735	Cia de Bebidas das Americas	385,370
20,464	Cia de Saneamento Basico do Estado de Sao Paulo	611,190
17,752	Cia Energetica de Minas Gerais	273,713
26,021	Cia Energetica de Sao Paulo, Class B	535,227
28,108	Cia Paranaense de Energia	676,833
153,882	Cia Siderurgica Nacional SA	1,606,844
52,900	Cyrela Brazil Realty SA Empreendimentos E Participacoes	515,309
17,247	EDP - Energias do Brasil SA	428,943
149,167	Embraer SA	1,079,968
31,655	Fibria Celulose SA	374,914
37,713	Gerdau SA	288,804
343,828	Itau Unibanco Holding SA	6,919,670
222,227	Itausa - Investimentos Itau SA	1,478,894
105,182	JBS SA*	311,776
104,100	Klabin SA	353,414
39,204	Light SA	709,340
153,570	Metalurgica Gerdau SA	1,752,688
36,800	Natura Cosmeticos SA	830,765
508,562	Petroleo Brasileiro SA	8,501,921
59,900	Redecard SA	1,036,046
55,875	Souza Cruz SA	666,799
50,400	Suzano Papel E Celulose SA	333,461
38,275	Tele Norte Leste Participacoes SA	575,386
38,343	Telecomunicacoes de Sao Paulo SA	1,199,413
17,435	Telemar Norte Leste SA, Class A	499,984
42,283	Tim Participacoes SA	246,860
45,454	Tractebel Energia SA	764,557
42,496	Ultrapar Participacoes SA	750,870
72,584	Usinas Siderurgicas de Minas Gerais SA	987,544
179,332	Usinas Siderurgicas de Minas Gerais SA, Class A	1,285,679
170,223	Vale SA	5,472,528
220,327	Vale SA, Class A	6,459,997
31,700	Weg SA	342,427
		68,396,518
	Chile - 1.4%
3,771,348	Banco de Chile	540,001
5,662,859	Banco Santander Chile	506,309
73,997	Centros Comerciales Sudamericanos SA	487,706
610,933	Empresa Nacional de Electricidad SA	1,089,783
24,131	Empresa Nacional de Telecomunicaciones SA	486,893
18,413	Empresas CMPC SA	882,270
67,200	Empresas Copec SA	1,189,900
4,188,763	Enersis SA	1,831,353
58,166	S.A.C.I. Falabella	565,067
		7,579,282
	China - 9.9%
2,530,000	Agricultural Bank of China Ltd., Class H	1,373,007
580,000	Aluminum Corp. of China Ltd., H-Shares	496,324
366,000	Angang Steel Co. Ltd., H-Shares	378,467
11,321,000	Bank of China Ltd., H-Shares	5,214,240
1,430,000	Bank of Communications Co. Ltd., H-Shares	1,247,546
1,386,000	China CITIC Bank Corp. Ltd., H-Shares*	849,969
544,000	China Coal Energy Co. Ltd., H-Shares	784,471
1,358,000	China Communications Construction Co. Ltd., H-Shares	1,151,630
10,888,000	China Construction Bank Corp., H-Shares	8,772,422
514,500	China COSCO Holdings Co. Ltd., H-Shares	359,744
854,000	China Life Insurance Co. Ltd., H-Shares	2,848,675
379,700	China Merchants Bank Co. Ltd., H-Shares	901,206
602,600	China Minsheng Banking Corp. Ltd., H-Shares	531,899
180,600	China Pacific Insurance (Group) Co. Ltd., H-Shares	684,679
4,413,984	China Petroleum & Chemical Corp. (Sinopec), H-Shares	4,354,806
538,000	China Railway Construction Corp. Ltd., H-Shares	329,930
1,046,000	China Railway Group Ltd., H-Shares	391,856
493,500	China Shenhua Energy Co. Ltd., H-Shares	2,478,738
4,236,000	China Telecom Corp. Ltd., H-Shares	2,760,777
290,000	Dongfeng Motor Group Co. Ltd., H-Shares	573,712
386,000	Guangzhou Automobile Group Co. Ltd., Class H	465,508
986,000	Huaneng Power International, Inc., H-Shares	484,493
9,774,000	Industrial & Commercial Bank of China Ltd., H-Shares	7,435,990
3,766,000	PetroChina Co. Ltd., H-Shares	5,334,100
340,000	PICC Property & Casualty Co. Ltd., H-Shares*	588,004
137,500	Ping An Insurance (Group) Co. of China Ltd., H-Shares	1,338,043
168,000	Yanzhou Coal Mining Co. Ltd., H-Shares	644,454
		52,774,690
	Czech Republic - 0.9%
49,736	CEZ AS	2,569,504
2,927	Komercni Banka AS	653,363
59,722	Telefonica Czech Republic AS	1,517,879
		4,740,746
	Hong Kong - 4.5%
81,000	Beijing Enterprises Holdings Ltd.	408,923
116,000	China Merchants Holdings International Co. Ltd.	412,239
1,144,000	China Mobile Ltd.	11,382,026

434,000	China Overseas Land & Investment Ltd.	$974,405
234,000	China Resources Enterprise Ltd.	1,016,216
320,000	China Resources Power Holdings Co. Ltd.	623,209
1,626,000	China Unicom (Hong Kong) Ltd.	3,237,606
264,000	Citic Pacific Ltd.	572,403
1,975,000	CNOOC Ltd.	4,413,946
109,000	Shanghai Industrial Holdings Ltd.	396,453
790,500	Sino-Ocean Land Holdings Ltd.	443,195
		23,880,621
	Hungary - 1.0%
346,703	Magyar Telekom Telecommunications PLC	1,004,657
18,065	MOL Hungarian Oil and Gas PLC*	1,947,377
73,726	OTP Bank PLC	2,144,262
		5,096,296
	India - 6.7%
187,245	HDFC Bank Ltd. ADR	6,508,636
237,265	ICICI Bank Ltd. ADR	11,049,431
182,492	Infosys Technologies Ltd. ADR(a)	11,354,652
284,100	Sterlite Industries (India) Ltd. ADR(a)	4,196,157
115,576	Tata Motors Ltd. ADR	2,475,638
		35,584,514
	Indonesia - 1.5%
292,539	PT Astra International Tbk	2,425,639
998,500	PT Bank Central Asia Tbk	974,719
1,483,500	PT Bank Rakyat Indonesia (Persero) Tbk	1,203,899
2,463,500	PT Bumi Resources Tbk	883,702
2,227,000	PT Telekomunikasi Indonesia Tbk	1,925,134
204,500	PT United Tractors Tbk	656,613
		8,069,706
	Malaysia - 3.8%
257,400	AMMB Holdings Bhd	562,846
880,200	Axiata Group Bhd	1,512,473
25,500	British American Tobacco Malaysia Bhd	399,511
529,800	CIMB Group Holdings Bhd	1,476,228
97,300	DiGi.Com Bhd	991,358
292,100	Genting Bhd	1,064,866
383,100	Genting Malaysia Bhd	471,130
185,900	IJM Corp. Bhd	394,599
570,800	IOI Corp. Bhd	990,438
65,400	Kuala Lumpur Kepong Bhd	479,042
897,600	Malayan Banking Bhd	2,649,251
394,500	MISC Bhd	990,238
267,200	Petronas Chemicals Group Bhd*	616,685
128,000	Petronas Gas Bhd	581,348
260,700	PLUS Expressways Bhd	382,969
79,900	PPB Group Bhd	467,340
445,100	Public Bank Bhd	2,012,548
663,800	Sime Darby Bhd	2,046,418
426,300	Telekom Malaysia Bhd	581,710
371,700	Tenaga Nasional Bhd	767,696
181,100	UMW Holdings Bhd	450,919
639,600	YTL Power International Bhd	422,377
		20,311,990
	Mexico - 5.3%
54,088	Alfa SAB de CV, Class A	792,755
3,716,900	America Movil SAB de CV, Series L	4,795,305
7,290,438	Cemex SAB de CV, Series CPO	5,156,336
62,696	Coca-Cola Femsa SAB de CV, Series L	605,312
224,100	Empresas ICA SAB de CV*	455,831
334,592	Fomento Economico Mexicano SAB de CV	2,423,505
118,100	Grupo Aeroportuario del Pacifico SAB de CV, Class B	484,066
205,900	Grupo Bimbo SAB de CV, Series A	494,959
156,900	Grupo Carso SAB de CV, Series A1	438,537
288,200	Grupo Financiero Banorte SAB de CV, Class O	1,262,312
825,787	Grupo Mexico SAB de CV, Series B	3,046,951
87,976	Grupo Modelo SAB de CV, Series C	543,215
408,000	Grupo Televisa SA, Series CPO	1,814,848
23,635	Industrias Penoles SAB de CV	1,018,896
67,500	Kimberly-Clark de Mexico SAB de CV, Class A	419,890
231,700	Minera Frisco SAB de CV, Series A*	1,164,502
2,186,700	Telefonos de Mexico SAB de CV, Class L	1,770,200
524,400	Wal-Mart de Mexico SAB de CV, Series V	1,448,276
		28,135,696
	Poland - 2.5%
18,101	Bank Pekao SA	1,034,603
33,876	Grupa Lotos SA*	464,678
32,902	KGHM Polska Miedz SA	2,253,634
141,385	Polska Grupa Energetyczna SA	1,177,426
201,012	Polski Koncern Naftowy Orlen*	3,373,941
343,520	Polskie Gornictwo Naftowe i Gazownictwo SA	522,604
95,494	Powszechna Kasa Oszczednosci Bank Polski SA	1,408,914
8,250	Powszechny Zaklad Ubezpieczen SA	1,121,885
309,165	Telekomunikacja Polska SA	1,934,604
		13,292,289
	Russia - 13.0%
161,254	Federal Hydrogenerating Co. JSC ADR	806,270
1,618,299	Gazprom OAO ADR	23,724,263
245,708	LUKOIL OAO ADR	16,499,292
62,140	Magnitogorsk Iron & Steel Works GDR	689,754
116,788	MMC Norilsk Nickel JSC ADR	3,157,948
112,526	Mobile TeleSystems OJSC ADR	2,113,238
6,680	NovaTek OAO GDR	1,040,744
28,150	Novolipetsk Steel OJSC GDR	1,055,625
321,365	Rosneft Oil Co. GDR	2,741,244
55,387	Severstal GDR	1,076,723
52,208	Sistema JSFC GDR	1,292,148
1,058,307	Surgutneftegas OJSC ADR	10,710,067
78,358	Tatneft ADR	3,277,715
111,868	VTB Bank OJSC GDR	672,327
		68,857,358
	South Africa - 11.0%
85,854	ABSA Group Ltd.	1,682,433
176,845	African Bank Investments Ltd.	888,125
13,708	Anglo American Platinum Ltd.	1,170,524
18,883	AngloGold Ashanti Ltd.	790,731
64,339	ArcelorMittal South Africa Ltd.	659,747
61,544	Aspen Pharmacare Holdings Ltd.*	764,072
143,808	Aveng Ltd.	766,787
113,185	Barloworld Ltd.	1,087,928
85,317	Bidvest Group Ltd.	1,994,722
74,662	DataTec Ltd.*	436,485
1,037,620	FirstRand Ltd.	2,979,694
36,624	Foschini Group Ltd. (The)	479,686
95,495	Gold Fields Ltd.	1,474,321
298,648	Growthpoint Properties Ltd.	818,897
53,928	Harmony Gold Mining Co. Ltd.	729,311
115,492	Impala Platinum Holdings Ltd.	2,949,948
66,878	Imperial Holdings Ltd.	1,145,031
79,011	Investec Ltd.	635,465

55,608	JD Group Ltd.	$353,599
7,999	Kumba Iron Ore Ltd.	608,198
46,816	Liberty Holdings Ltd.	522,550
38,315	Massmart Holdings Ltd.	825,636
227,528	MMI Holdings Ltd.	576,415
52,419	Mondi Ltd.	416,046
52,419	Mpact Ltd.*	107,019
243,974	MTN Group Ltd.	5,268,215
165,368	Murray & Roberts Holdings Ltd.	759,021
139,944	Nampak Ltd.	462,351
21,565	Naspers Ltd., Class N	1,151,136
65,114	Nedbank Group Ltd.	1,363,334
236,544	Netcare Ltd.	511,130
60,979	Pick n Pay Stores Ltd.	372,486
140,560	Pretoria Portland Cement Co. Ltd.	540,422
80,339	Remgro Ltd.	1,325,215
58,408	Reunert Ltd.	517,024
128,226	RMB Holdings Ltd.	482,491
591,780	Sanlam Ltd.	2,384,617
178,178	Sappi Ltd.*	809,586
103,359	Sasol Ltd.	5,173,803
71,468	Shoprite Holdings Ltd.	1,107,741
35,000	Spar Group Ltd. (The)	479,852
357,351	Standard Bank Group Ltd.	5,184,210
368,699	Steinhoff International Holdings Ltd.*	1,283,502
283,495	Telkom SA Ltd.	1,509,912
24,454	Tiger Brands Ltd.	741,047
43,960	Truworths International Ltd.	474,163
72,518	Vodacom Group Ltd.	919,227
164,080	Woolworths Holdings Ltd.	771,692
		58,455,547
	Taiwan - 17.9%
859,331	Acer, Inc.	1,190,556
783,539	Advanced Semiconductor Engineering, Inc.*	853,223
614,200	Asia Cement Corp.	947,856
381,738	Asustek Computer, Inc.	3,071,326
3,603,000	AU Optronics Corp.	1,967,965
1,301,979	Cathay Financial Holding Co. Ltd.	1,950,564
718,310	Chang Hwa Commercial Bank	567,962
755,000	Chimei Innolux Corp.*	404,527
2,496,750	China Development Financial Holding Corp.	956,775
3,285,633	China Steel Corp.	3,429,715
1,893,456	Chinatrust Financial Holding Co. Ltd.	1,707,266
1,502,768	Chunghwa Picture Tubes Ltd.*	179,276
1,040,000	Chunghwa Telecom Co. Ltd.	3,606,665
1,564,000	CMC Magnetics Corp.*	314,042
1,900,054	Compal Electronics, Inc.	2,464,394
269,000	Coretronic Corp.	317,178
252,000	Delta Electronics, Inc.	891,401
421,000	Evergreen Marine Corp. Taiwan Ltd.*	288,351
261,000	Far Eastern Department Stores Co. Ltd.	568,424
749,760	Far Eastern New Century Corp.	1,202,559
569,000	Far EasTone Telecommunications Co. Ltd.	940,259
1,158,077	First Financial Holding Co. Ltd.	959,860
830,000	Formosa Chemicals & Fibre Corp.	3,007,924
458,000	Formosa Petrochemical Corp.	1,723,327
1,042,000	Formosa Plastics Corp.	3,920,757
441,000	Formosa Taffeta Co. Ltd.	498,573
191,000	Foxconn Technology Co. Ltd.	880,963
1,261,867	Fubon Financial Holding Co. Ltd.	2,056,762
2,570,000	Hannstar Display Corp.*	322,637
2,219,228	Hon Hai Precision Industry Co. Ltd.	6,333,945
74,680	HTC Corp.	2,222,103
1,226,765	Hua Nan Financial Holdings Co. Ltd.	965,739
1,384,250	Inventec Co. Ltd.	679,272
884,000	King Yuan Electronics Co. Ltd.	384,741
1,091,009	Lite-On Technology Corp.	1,426,403
557,000	Macronix International	278,157
211,091	MediaTek, Inc.	1,892,356
2,315,000	Mega Financial Holding Co. Ltd.	2,227,853
1,512,000	Nan Ya Plastics Corp.	4,179,099
127,000	Novatek Microelectronics Corp.	355,426
671,106	Pegatron Corp.*	771,520
1,277,740	Pou Chen Corp.	1,141,017
167,200	Powertech Technology, Inc.	480,688
131,000	President Chain Store Corp.	838,186
1,126,000	Quanta Computer, Inc.*	2,772,485
1,538,788	Shin Kong Financial Holding Co. Ltd.*	664,386
930,000	Siliconware Precision Industries Co.	932,080
1,761,000	SinoPac Financial Holdings Co. Ltd.*	763,382
292,000	Synnex Technology International Corp.	749,354
1,274,712	Taishin Financial Holding Co. Ltd.	680,778
1,091,089	Taiwan Cement Corp.	1,725,431
874,100	Taiwan Cooperative Bank	715,395
381,000	Taiwan Mobile Co. Ltd.	1,047,781
4,472,000	Taiwan Semiconductor Manufacturing Co. Ltd.	11,166,236
1,750,556	Tatung Co. Ltd.*	898,484
627,000	Teco Electric and Machinery Co. Ltd.	447,927
254,000	Unimicron Technology Corp.	451,881
1,080,100	Uni-President Enterprises Corp.	1,771,730
4,083,000	United Microelectronics Corp.	1,833,672
1,185,000	Walsin Lihwa Corp.*	563,004
720,096	Wistron Corp.*	1,211,169
269,000	WPG Holdings Ltd.	449,647
1,054,000	Yuanta Financial Holding Co. Ltd.*	752,975
		94,965,389
	Thailand - 1.6%
374,600	Advanced Info. Service PCL	1,450,672
73,200	Bangkok Bank PCL	433,187
2,598,900	IRPC PCL	501,045
150,200	Kasikornbank PCL	715,118
160,400	PTT Exploration & Production PCL	989,559
205,800	PTT PCL	2,394,387
54,800	Siam Cement PCL	804,775
210,500	Siam Commercial Bank PCL	892,817
236,200	Thai Oil PCL	607,824
		8,789,384
	Turkey - 1.9%
233,693	Akbank TAS	1,028,355
689,625	Dogan Sirketler Grubu Holdings*	357,745
310,844	Eregli Demir ve Celik Fabrikalari TAS	739,531
124,412	Haci Omer Sabanci Holding AS	491,090
419,921	Koc Holding AS	1,772,727
45,148	Tupras Turkiye Petrol Rafine AS	1,106,424
309,288	Turk Hava Yollari AO*	580,918
132,280	Turk Telekomunikasyon AS	567,895
80,309	Turkcell Iletisim Hizmet AS*	419,478
179,692	Turkiye Garanti Bankasi AS	799,298
58,645	Turkiye Halk Bankasi AS	414,372
347,387	Turkiye Is Bankasi, Class C	1,004,607
177,794	Turkiye Vakiflar Bankasi TAO, Class D	375,285

141,130	Yapi ve Kredi Bankasi AS*	$339,129
		9,996,854
	Total Common Stocks and Other Equity Interests (Cost $448,777,900)	508,926,880

	Preferred Stocks - 4.1%
	Brazil - 4.1%
19,700	AES Tiete SA	305,143
25,079	Cia Brasileira de Distribuicao Grupo PAO de Acucar	1,070,242
81,500	Cia de Bebidas das Americas	2,389,584
107,521	Cia Energetica de Minas Gerais	2,037,385
183,617	Gerdau SA	1,648,155
766,547	Petroleo Brasileiro SA	11,562,895
150,700	Tele Norte Leste Participacoes SA	2,083,298
107,523	Tim Participacoes SA	527,504
	Total Preferred Stocks (Cost $22,390,814)	21,624,206

	Rights - 0.0%
	Taiwan - 0.0%
101,209	First Financial Holding Co. Ltd., expiring 09/09/11* (Cost $0)	11,934

	Total Investments (excluding investments purchased with cash collateral from securities on loan) - 99.9% (Cost $471,168,714)	530,563,020

	Investments Purchased with Cash Collateral from securities on Loan
	Money Market Fund - 1.3%
7,098,910	Liquid Assets Portfolio - Institutional Class (Cost $7,098,910)(b)	7,098,910

	Total Investments (Cost $478,267,624)(c)-101.2%	537,661,930
	Liabilities in excess of other assets-(1.2)%	(6,471,876)
	Net Assets-100.0%	$531,190,054

Investment Abbreviations:
ADR	- American Depositary Receipt
CPO	- Ordinary Participation Certificates
GDR	- Global Depositary Receipt

Notes to Schedule of Investments:

*                 Non-income producing security.

(a)              All or a portion of this security was out on loan at July 31, 2011.

(b)             The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The security and the Fund have the same investment adviser and therefore is considered to be affiliated.

(c)              At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $490,136,354. The net unrealized appreciation was $47,525,577 which consisted of aggregate gross unrealized appreciation of $78,895,569 and aggregate gross unrealized depreciation of $31,369,992.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Agriculture Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Australia - 2.7%
78,792	GrainCorp Ltd.	$680,276
646,354	Incitec Pivot Ltd.	2,804,450
103,962	Nufarm Ltd.*	495,615
		3,980,341
	Belgium - 0.2%
3,557	Sipef NV	325,188

	Bermuda - 0.3%
482,000	Asian Citrus Holdings Ltd.	418,646

	Brazil - 1.9%
161,700	Cosan SA Industria e Comercio	2,472,417
39,300	SLC Agricola SA	428,819
		2,901,236
	Canada - 12.9%
62,630	Agrium, Inc.	5,488,125
211,119	Potash Corp. of Saskatchewan, Inc.	12,204,920
147,670	Viterra, Inc.	1,674,568
		19,367,613
	Cayman Islands - 0.4%
1,907,000	China Modern Dairy Holdings Ltd.*	582,290

	Chile - 4.0%
94,289	Sociedad Quimica y Minera de Chile SA, Class B	6,059,890

	China - 1.0%
1,832,000	China Bluechemical Ltd., H-Shares	1,426,678

	Germany - 5.7%
73,837	K+S AG	5,917,409
75,144	Suedzucker AG	2,656,356
		8,573,765
	Hong Kong - 2.6%
1,326,960	Chaoda Modern Agriculture (Holdings) Ltd.	531,159
1,604,000	China Agri-Industries Holdings Ltd.	1,808,860
1,290,000	Global Bio-Chem Technology Group Co. Ltd.	476,644
2,790,000	Sinofert Holdings Ltd.	1,055,937
		3,872,600
	Indonesia -3.2%
625,500	PT Astra Agro Lestari Tbk	1,728,815
5,385,000	PT Bakrie Sumatera Plantations Tbk	275,504
6,524,500	PT Charoen Pokphand Indonesia Tbk	2,091,063
2,710,500	PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	749,153
		4,844,535
	Israel - 7.0%
361,664	Israel Chemicals Ltd.	6,139,856
3,055	Israel Corp. Ltd. (The)	3,344,320
182,462	Makhteshim-Agan Industries Ltd.*	1,008,856
		10,493,032
	Malaysia - 6.1%
301,300	Genting Plantations Bhd	798,932
2,651,100	IOI Corp. Bhd	4,600,123
423,600	Kuala Lumpur Kepong Bhd	3,102,784
506,400	Kulim (Malaysia) Bhd	627,882
		9,129,721
	Netherlands - 0.7%
13,953	Nutreco NV	972,448

	Norway - 3.6%
94,547	Yara International ASA	5,407,241

	Papua New Guinea - 0.6%
57,528	New Britain Palm Oil Ltd.*	892,384

	Singapore - 9.6%
4,816,760	Golden Agri-Resources Ltd.	2,921,067
2,364,000	Wilmar International Ltd.	11,567,153
		14,488,220
	South Africa - 0.2%
16,741	Astral Foods Ltd.	315,590

	Switzerland - 7.4%
34,349	Syngenta AG*	11,025,497

	Taiwan - 0.9%
389,000	Taiwan Fertilizer Co. Ltd.	1,389,503

	United States - 29.0%
193,935	Archer-Daniels-Midland Co.	5,891,745
58,466	Bunge Ltd.	4,023,045
28,388	CF Industries Holdings, Inc.	4,409,224
30,313	Corn Products International, Inc.	1,542,629
46,483	Darling International, Inc.*	784,633
23,507	Fresh Del Monte Produce, Inc.	576,157
29,872	Intrepid Potash, Inc.*	993,244
167,939	Monsanto Co.	12,340,158
164,953	Mosaic Co. (The)	11,665,476
25,811	Scotts Miracle-Gro Co. (The), Class A	1,302,423
		43,528,734
	Total Investments (Cost $134,462,373)(a)-100.0%	149,995,152
	Liabilities in excess of other assets-(0.0)%	(15,587)
	Net Assets-100.0%	$149,979,565

Notes to Schedule of Investments:

*                 Non-income producing security.

(a)              At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $134,958,199. The net unrealized appreciation was $15,036,953 which consisted of aggregate gross unrealized appreciation of $16,998,825 and aggregate gross unrealized depreciation of $1,961,872.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Clean Energy Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests- 100.0%
	Austria - 1.4%
60,524	Verbund AG	$2,476,122

	Belgium - 0.9%
1,393,398	Hansen Transmissions International NV*	1,475,284

	Bermuda - 0.9%
17,812,000	Apollo Solar Energy Technology Holdings Ltd.*	696,986
9,740,000	China WindPower Group Ltd.*	749,760
		1,446,746
	Brazil - 2.0%
1,434,800	Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA*	645,787
141,400	Cosan SA Industria e Comercio	2,162,027
43,400	Sao Martinho SA	621,734
		3,429,548
	Canada - 1.6%
114,037	Brookfield Renewable Power Fund	2,742,912

	Cayman Islands - 6.7%
549,377	China Ming Yang Wind Power Group Ltd. ADS(a)*	2,856,760
5,102,000	GCL Poly Energy Holdings Ltd.	2,873,537
2,594,000	Neo-Neon Holdings Ltd.	732,157
125,324	Trina Solar Ltd. ADR(a)*	2,244,553
5,816,000	Trony Solar Holdings Co. Ltd.*	2,193,732
1,374,000	Wasion Group Holdings Ltd.	652,229
		11,552,968
	China - 14.3%
541,200	BYD Co. Ltd., H-Shares*	1,787,914
12,504,000	China Datang Corp. Renewable Power Co. Ltd., Class H*	2,855,490
2,898,000	China High Speed Transmission Equipment Group Co. Ltd.	2,260,548
3,328,000	China Longyuan Power Group Corp., H-Shares	2,886,302
11,442,000	China Suntien Green Energy Corp. Ltd., H-Shares	3,229,508
9,550,000	Huaneng Renewables Corp. Ltd., Class H*	2,670,986
459,897	JA Solar Holdings Co. Ltd. ADR(a)*	2,207,506
337,056	Suntech Power Holdings Co. Ltd. ADR(a)*	2,473,991
2,922,600	Xinjiang Goldwind Science & Technology Co. Ltd., H-Shares	2,227,243
294,102	Yingli Green Energy Holding Co. Ltd. ADR(a)*	2,129,298
		24,728,786
	Denmark - 4.5%
13,911	Novozymes A/S, Class B	2,272,465
19,723	Rockwool International A/S, Class B	2,329,885
145,927	Vestas Wind Systems A/S*	3,225,341
		7,827,691
	Finland - 1.2%
77,789	Fortum Oyj	2,062,393

	France - 1.4%
53,558	Saft Groupe SA	1,741,670
26,269	Sechilienne-Sidec	626,626
		2,368,296
	Germany - 7.2%
64,911	Centrotherm Photovoltaics AG*	2,232,122
140,607	Elster Group SE ADR*	2,387,507
101,848	Nordex SE(a)*	735,144
30,291	Phoenix Solar AG(a)	661,628
358,814	Q-Cells SE(a)*	632,145
25,033	Roth & Rau AG*	786,897
24,074	SMA Solar Technology AG(a)	2,214,038
27,450	Solar Millennium AG(a)*	581,824
196,141	Solarworld AG(a)	2,245,255
		12,476,560
	Ireland - 1.4%
231,949	Kingspan Group PLC	2,333,176

	Italy - 1.4%
969,327	Enel Green Power SpA	2,425,080

	Japan - 3.2%
251,000	GS Yuasa Corp.	1,742,920
524,000	Meidensha Corp.	2,233,398
36,300	NPC, Inc.	548,333
113,000	Takuma Co. Ltd.*	578,248
46,600	Tanaka Chemical Corp.	473,909
		5,576,808
	New Zealand - 1.6%
606,910	Contact Energy Ltd.*	2,741,743

	Norway - 1.7%
1,569,504	Renewable Energy Corp. ASA(a)*	2,923,214

	Philippines - 1.6%
17,424,550	Energy Development Corp.	2,807,610

	South Korea - 2.1%
82,589	Seoul Semiconductor Co. Ltd.	2,491,065
22,807	Taewoong Co. Ltd.*	1,081,618
		3,572,683
	Spain - 6.9%
76,722	Abengoa SA	2,183,492
32,216	Acciona SA	3,345,697
510,815	EDP Renovaveis SA*	3,317,867
421,561	Gamesa Corp. Tecnologica SA	3,095,553
		11,942,609
	Sweden - 1.5%
148,915	NIBE Industrier AB, Class B	2,508,417

	Switzerland - 1.8%
1,440	Gurit Holding AG*	964,628
62,790	Meyer Burger Technology AG(a)*	2,206,652
		3,171,280
	Taiwan - 1.3%
735,000	Epistar Corp.	1,723,084

407,096	Neo Solar Power Corp.	$539,303
		2,262,387
	Turkey - 0.4%
438,394	Aydiner Enerji AS*	671,798

	United Kingdom - 0.2%
1,015,122	PV Crystalox Solar PLC	324,933

	United States - 32.8%
55,698	A.O. Smith Corp.	2,309,796
338,242	A123 Systems, Inc.(a) *	1,735,181
18,861	Aerovironment, Inc.*	543,763
46,278	Ameresco, Inc., Class A*	622,902
109,608	American Superconductor Corp.*	802,331
70,959	Amyris, Inc.(a)*	1,642,701
621,625	Broadwind Energy, Inc. (a)*	820,545
133,075	Covanta Holding Corp.	2,299,536
66,950	Cree, Inc.*	2,199,977
72,252	Echelon Corp.*	598,969
414,637	Ener1, Inc.*	356,588
41,143	EnerNOC, Inc.*	688,734
21,977	First Solar, Inc.(a)*	2,598,341
49,950	Fuel Systems Solutions, Inc.(a)*	1,060,938
797,145	FuelCell Energy, Inc.(a)*	1,060,203
41,260	Gevo, Inc.(a)*	682,028
167,427	GT Solar International, Inc.*	2,283,704
87,145	International Rectifier Corp.*	2,238,755
48,530	Itron, Inc.*	2,088,731
58,045	Johnson Controls, Inc.	2,144,763
63,632	LSB Industries, Inc.*	2,528,736
30,724	Maxwell Technologies, Inc.(a)*	518,314
317,033	MEMC Electronic Materials, Inc.*	2,352,385
29,930	Molycorp, Inc.(a)*	1,904,446
120,818	Ormat Technologies, Inc.(a)	2,520,263
26,223	Polypore International, Inc.*	1,783,164
61,934	Power Integrations, Inc.	2,198,038
291,488	Power-One, Inc.(a)*	2,101,628
39,228	Rubicon Technology, Inc.(a)*	577,436
104,179	Solazyme, Inc.*	2,380,490
51,013	STR Holdings, Inc.*	701,939
151,129	SunPower Corp., Class A(a)*	2,966,662
82,482	Tesla Motors, Inc.(a)*	2,323,518
69,086	Universal Display Corp.(a)*	2,066,362
90,522	Zoltek Cos., Inc.*	915,177
		56,617,044
	Total Investments (excluding investments purchased with cash collateral from securities on loan) - 100.0% (Cost $190,777,245)	172,466,088

	Investments Purchased with Cash Collateral from securities on Loan
	Money Market Fund - 16.0%
27,662,410	Liquid Assets Portfolio - Institutional Class (Cost $27,662,410)(b)	27,662,410

	Total Investments (Cost $218,439,655)(c)-116.0%	200,128,498
	Liabilities in excess of other assets-(16.0)%	(27,609,428)
	Net Assets-100.0%	$172,519,070

Investment Abbreviations:

ADR	- American Depositary Receipt
ADS	- American Depositary Shares

Notes to Schedule of Investments:

*                 Non-income producing security.

(a)              All or a portion of this security was out on loan at July 31, 2011.

(b)             The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(c)              At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $230,732,168. The net unrealized depreciation was $30,603,670 which consisted of aggregate gross unrealized appreciation of $18,446,640 and aggregate gross unrealized depreciation of $49,050,310.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Coal Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Australia - 17.7%
109,654	Aquila Resources Ltd.*	$807,011
12,463	Coal & Allied Industries Ltd.	1,403,633
55,875	Energy Resources of Australia Ltd.	281,715
73,375	Extract Resources Ltd.*	630,282
242,516	New Hope Corp. Ltd.	1,430,523
227,100	Paladin Energy Ltd.*	653,580
144,169	Whitehaven Coal Ltd.	1,042,025
		6,248,769
	Bermuda - 0.7%
1,935,000	Mongolia Energy Co. Ltd.*	245,770

	Canada - 9.5%
88,653	Cameco Corp.	2,360,921
279,602	Uranium One, Inc.	987,537
		3,348,458
	China - 20.0%
1,032,000	China Coal Energy Co. Ltd., H-Shares	1,488,188
600,500	China Shenhua Energy Co. Ltd., H-Shares	3,016,175
194,200	Inner Mongolia Yitai Coal Co. Ltd., Class B	1,230,063
346,000	Yanzhou Coal Mining Co. Ltd., H-Shares	1,327,269
		7,061,695
	Indonesia - 15.8%
3,441,500	PT Bumi Resources Tbk	1,234,528
4,741,000	PT Adaro Energy Tbk	1,477,642
245,500	PT Indo Tambangraya Megah	1,458,130
553,500	PT Tambang Batubara Bukit Asam Tbk	1,386,598
		5,556,898
	Singapore - 2.4%
331,000	Straits Asia Resources Ltd.*	833,171

	Thailand - 4.0%
57,550	Banpu PCL	1,412,460

	United States - 29.8%
10,774	Alliance Resource Partners LP	827,551
50,884	Alpha Natural Resources, Inc.*	2,173,256
51,466	Arch Coal, Inc.	1,317,529
50,905	CONSOL Energy, Inc.	2,728,508
26,666	Patriot Coal Corp.*	504,254
49,378	Peabody Energy Corp.	2,837,754
35,759	USEC, Inc.*	121,938
		10,510,790
	Total Common Stocks and Other Equity Interests (Cost $33,300,743)	35,218,011

	Money Market Fund - 0.1%
19,292	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $19,292)	19,292

	Total Investments (Cost $33,320,035)(a)-100.0%	35,237,303
	Liabilities in excess of other assets-(0.0)%	(2,580)
	Net Assets-100.0%	$35,234,723

Notes to Schedule of Investments:

*                 Non-income producing security.

(a)              At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $33,662,679. The net unrealized appreciation was $1,574,624 which consisted of aggregate gross unrealized appreciation of $3,981,490 and aggregate gross unrealized depreciation of $2,406,866.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Gold and Precious Metals Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests- 100.0%
	Australia - 8.6%
20,377	Kingsgate Consolidated Ltd.	$198,762
113,614	Newcrest Mining Ltd.	4,935,811
63,647	Perseus Mining Ltd.*	216,730
49,007	St Barbara Ltd.*	98,512
		5,449,815
	Bermuda - 0.5%
71,024	Aquarius Platinum Ltd.	332,503

	Canada - 45.9%
25,520	Agnico-Eagle Mines Ltd.	1,421,299
41,831	Alacer Gold Corp.*	406,846
17,663	Alamos Gold, Inc.	313,404
26,020	AuRico Gold, Inc.*	316,336
24,498	Aurizon Mines Ltd.*	144,295
108,309	Barrick Gold Corp.	5,170,544
35,647	Centerra Gold, Inc.	699,752
15,751	Colossus Minerals, Inc.*	129,092
12,642	Detour Gold Corp.*	397,882
137,131	Eastern Platinum Ltd.*	143,721
82,888	Eldorado Gold Corp.	1,429,029
27,753	European Goldfields Ltd.*	351,366
19,064	Franco-Nevada Corp.	798,204
57,267	Gabriel Resources Ltd.*	447,141
102,049	Goldcorp, Inc.	4,886,673
39,041	Golden Star Resources Ltd.*	98,201
68,629	Great Basin Gold Ltd.*	137,380
12,582	Guyana Goldfields, Inc.*	105,493
12,762	Harry Winston Diamond Corp.*	199,024
56,585	IAMGOLD Corp.	1,133,894
158,980	Kinross Gold Corp.	2,599,264
58,049	Lake Shore Gold Corp.*	132,019
12,188	Minefinders Corp.*	178,320
29,780	Nevsun Resources Ltd.	170,724
67,900	New Gold, Inc.*	735,112
44,081	Northgate Minerals Corp.*	142,294
35,245	NovaGold Resources, Inc.*	352,764
57,703	Osisko Mining Corp.*	856,942
16,284	Pan American Silver Corp.	492,027
32,364	Rubicon Minerals Corp.*	136,355
6,241	Seabridge Gold, Inc.*	174,053
41,135	SEMAFO, Inc.*	367,743
12,127	Silver Standard Resources, Inc.*	332,233
53,338	Silver Wheaton Corp.	1,923,556
26,431	Silvercorp Metals, Inc.	274,795
112,470	Yamana Gold, Inc.	1,466,359
		29,064,136
	China - 2.2%
440,000	Zhaojin Mining Industry Co. Ltd., H-Shares	877,234
908,000	Zijin Mining Group Co. Ltd., H-Shares	490,433
		1,367,667
	Jersey Islands - 2.0%
13,764	Randgold Resources Ltd. GDR	1,255,075

	Mexico - 4.1%
60,020	Industrias Penoles SAB de CV	2,587,439

	Russia - 2.0%
60,368	Polymetal GDR*	1,252,636

	South Africa - 17.0%
39,147	Anglo American Platinum Ltd.	3,342,756
55,717	AngloGold Ashanti Ltd.	2,333,166
108,953	Gold Fields Ltd.	1,682,095
64,813	Harmony Gold Mining Co. Ltd.	876,517
87,574	Impala Platinum Holdings Ltd.	2,236,854
57,609	Northam Platinum Ltd.	318,934
		10,790,322
	United Kingdom - 7.9%
61,961	African Barrick Gold Ltd.*	537,532
105,165	Fresnillo PLC	3,038,259
51,077	Hochschild Mining PLC	402,194
30,595	Lonmin PLC	637,815
28,381	Petropavlovsk PLC	372,466
		4,988,266
	United States - 9.8%
13,471	Allied Nevada Gold Corp.*	513,245
13,518	Coeur d’Alene Mines Corp.*	368,906
42,157	Hecla Mining Co.*	327,560
73,480	Newmont Mining Corp.	4,086,223
8,204	Royal Gold, Inc.	525,877
15,557	Stillwater Mining Co.*	238,022
20,560	US Gold Corp.*	130,556
		6,190,389
	Total Common Stocks and Other Equity Interests (Cost $50,743,570)	63,278,248

	Money Market Fund - 0.1%
44,546	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $44,546)	44,546

	Total Investments (Cost $50,788,116)(a)-100.1%	63,322,794
	Liabilities in excess of other assets-(0.1)%	(35,044)
	Net Assets-100.0%	$63,287,750

Investment Abbreviations:

GDR          - Global Depositary Receipt

Notes to Schedule of Investments:

*                 Non-income producing security.

(a)              At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $51,499,119. The net unrealized appreciation was $11,823,675 which consisted of aggregate gross unrealized appreciation of $13,488,023 and aggregate gross unrealized depreciation of $1,664,348.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Nuclear Energy Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests- 99.9%
	Australia - 4.6%
73,674	Energy Resources of Australia Ltd.	$371,456
215,648	Paladin Energy Ltd.*	620,622
8,272	Silex Systems Ltd.*	26,441
		1,018,519
	Canada - 10.6%
24,701	Cameco Corp.	657,813
358,468	Denison Mines Corp.*	758,901
191,065	UEX Corp.*	216,266
206,496	Uranium One, Inc.	729,332
		2,362,312
	France - 9.5%
44,572	Areva SA*	1,634,235
12,936	Electricite de France SA	491,959
		2,126,194
	Germany - 5.1%
23,295	E.ON AG	643,388
6,328	RWE AG	332,316
3,129	SGL Carbon SE*	163,578
		1,139,282
	India - 1.6%
9,472	Larsen & Toubro Ltd. GDR	371,302

	Japan - 22.6%
94,000	Hitachi Ltd.	583,314
2,500	Hokkaido Electric Power Co., Inc.	38,282
2,700	Hokuriku Electric Power Co.	48,270
152,000	IHI Corp.	409,587
21,000	Japan Steel Works Ltd. (The)	147,182
13,000	JGC Corp.	405,040
21,500	Kansai Electric Power Co., Inc. (The)	361,536
12,300	Kyushu Electric Power Co., Inc.	193,447
75,000	Mitsubishi Heavy Industries Ltd.	349,786
3,700	Shikoku Electric Power Co., Inc.	80,672
46,700	Sumitomo Electric Industries Ltd.	698,171
26,900	Tokyo Electric Power Co., Inc. (The)	148,109
210,000	Toshiba Corp.	1,088,224
2,000	Toshiba Plant Systems & Services Corp.	22,905
94,000	Toyo Engineering Corp.	349,501
14,100	Yokogawa Electric Corp.*	124,761
		5,048,787
	Netherlands - 1.2%
6,463	Chicago Bridge & Iron Co. NV	266,599

	South Korea - 5.1%
6,959	Doosan Heavy Industries and Construction Co. Ltd.	446,200
7,176	KEPCO Engineering & Construction, Inc.	510,481
7,180	Korea Electric Power Corp.*	174,682
		1,131,363
	Switzerland - 0.1%
246	BKW FMB Energie AG	15,215

	United Kingdom - 1.3%
32,191	Serco Group PLC	285,344

	United States - 38.2%
10,492	AMETEK, Inc.	445,910
3,090	Belden, Inc.	113,866
1,130	CIRCOR International, Inc.	48,872
9,327	Constellation Energy Group, Inc.	362,167
3,028	Curtiss-Wright Corp.	96,775
31,464	Duke Energy Corp.	585,230
12,673	Emerson Electric Co.	622,118
3,041	Entergy Corp.	203,139
15,641	Exelon Corp.	689,299
3,929	Federal Signal Corp.	22,710
11,569	FirstEnergy Corp.	516,556
3,643	Flowserve Corp.	362,041
5,718	Fluor Corp.	363,265
3,403	General Cable Corp.*	135,337
29,343	General Electric Co.	525,533
3,502	Kirby Corp.*	204,237
617	Landauer, Inc.	34,830
13,582	Lightbridge Corp.*	37,622
15,171	McDermott International, Inc.*	305,999
2,030	Mine Safety Appliances Co.	69,264
3,435	MKS Instruments, Inc.	85,703
5,095	NextEra Energy, Inc.	281,499
7,528	Parker Hannifin Corp.	594,863
9,341	Progress Energy, Inc.	436,598
18,204	SAIC, Inc.*	291,810
10,967	Shaw Group, Inc. (The)*	283,826
3,326	SPX Corp.	250,248
1,238	Team, Inc.*	33,117
149,159	USEC, Inc.*	508,632
		8,511,066
	Total Investments (Cost $25,510,950)(a)-99.9%	22,275,983
	Other assets less liabilities-0.1%	16,235
	Net Assets-100.0%	$22,292,218

Investment Abbreviations:

GDR                       - Global Depositary Receipt

Notes to Schedule of Investments:

*                 Non-income producing security.

(a)              At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $29,269,269. The net unrealized depreciation was $6,993,286 which consisted of aggregate gross unrealized appreciation of $1,630,456 and aggregate gross unrealized depreciation of $8,623,742.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Steel Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests- 100.0%
	Australia - 7.0%
9,287	Atlas Iron Ltd.*	$41,315
20,344	BlueScope Steel Ltd.	25,475
32,283	Fortescue Metals Group Ltd.	223,761
12,068	Mount Gibson Iron Ltd.*	23,861
14,879	OneSteel Ltd.	28,847
2,314	Sims Metal Management Ltd.	42,855
		386,114
	Austria - 1.8%
1,905	Voestalpine AG	98,905

	Brazil - 14.4%
16,800	Cia Siderurgica Nacional SA	175,426
6,500	Gerdau SA	49,777
7,000	MMX Mineracao e Metalicos SA*	36,817
5,700	Usinas Siderurgicas de Minas Gerais SA	77,552
14,100	Vale SA	453,303
		792,875
	Chile - 1.4%
1,686	CAP SA	77,399

	China - 1.5%
12,000	Angang Steel Co. Ltd., H-Shares	12,409
72,500	Fosun International	59,157
20,000	Maanshan Iron & Steel Co. Ltd., H-Shares	8,698
		80,264
	Finland - 1.0%
2,036	Outokumpu Oyj	21,782
1,560	Rautaruukki Oyj	31,922
		53,704
	Germany - 5.5%
679	Salzgitter AG	49,645
5,724	ThyssenKrupp AG	253,753
		303,398
	Hong Kong - 0.2%
92,000	Shougang Concord International Enterprises Co. Ltd.	8,616

	Japan - 15.5%
5,000	Daido Steel Co. Ltd.	35,497
4,000	Hitachi Metals Ltd.	56,588
6,900	JFE Holdings, Inc.	187,719
35,000	Kobe Steel Ltd.	77,082
1,100	Maruichi Steel Tube Ltd.	27,860
75,000	Nippon Steel Corp.	252,623
11,000	Nisshin Steel Co. Ltd.	22,801
2,000	Sanyo Special Steel Co. Ltd.	13,162
54,000	Sumitomo Metal Industries Ltd.	129,421
1,800	Tokyo Steel Manufacturing Co. Ltd.	18,445
800	Yamato Kogyo Co. Ltd.	24,055
2,000	Yodogawa Steel Works Ltd.	8,421
		853,674
	Luxembourg - 8.8%
13,433	ArcelorMittal	420,907
2,218	Ternium SA ADR	64,300
		485,207
	Mexico - 0.3%
4,900	Industrias CH SAB de CV, Series B*	17,370

	Russia - 9.7%
4,935	Evraz Group SA GDR*	164,829
4,692	Mechel ADR	116,737
6,668	Novolipetsk Steel OJSC GDR	250,050
		531,616
	South Africa - 5.3%
5,036	ArcelorMittal South Africa Ltd.	51,640
3,160	Kumba Iron Ore Ltd.	240,268
		291,908
	South Korea - 10.4%
700	Dongkuk Steel Mill Co. Ltd.	26,325
962	Hyundai Steel Co.	118,619
967	POSCO	426,038
		570,982
	Spain - 0.9%
2,817	Acerinox SA	46,654

	Sweden - 0.9%
384	Hoganas AB, Class B	15,159
2,720	SSAB AB, Class A	36,589
		51,748
	Taiwan - 3.5%
160,374	China Steel Corp.	167,407
7,000	Feng Hsin Iron & Steel Co. Ltd.	12,939
11,495	Tung Ho Steel Enterprise Corp.	13,075
		193,421
	Turkey - 1.1%
24,233	Eregli Demir ve Celik Fabrikalari TAS	57,653

	United States - 10.8%
1,244	AK Steel Holding Corp.	15,115
1,194	Allegheny Technologies, Inc.	69,479
497	Carpenter Technology Corp.	28,548
1,634	Cliffs Natural Resources, Inc.	146,766
1,292	Commercial Metals Co.	18,747
3,564	Nucor Corp.	138,604
842	Reliance Steel & Aluminum Co.	39,582
310	Schnitzer Steel Industries, Inc., Class A	15,745
2,459	Steel Dynamics, Inc.	38,409
1,622	United States Steel Corp.	64,864
837	Worthington Industries, Inc.	17,552
		593,411
	Total Investments (Cost $5,715,856)(a)-100.0%	5,494,919
	Other assets less liabilities-0.0%	1,345
	Net Assets-100.0%	$5,496,264

Investment Abbreviations:

ADR                     - American Depositary Receipt

GDR                       - Global Depositary Receipt

Notes to Schedule of Investments:

*                 Non-income producing security.

(a)              At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $5,792,634. The net unrealized depreciation was $297,715 which consisted of aggregate gross unrealized appreciation of $437,013 and aggregate gross unrealized depreciation of $734,728.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Water Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Brazil - 2.0%
239,700	Cia de Saneamento Basico do Estado de Sao Paulo	$7,159,020

	Canada - 5.5%
778,564	GLV, Inc., Class A*	4,618,427
525,887	Stantec, Inc.*	15,008,021
		19,626,448
	Finland - 8.6%
977,376	Kemira Oyj	15,786,465
991,149	Uponor Oyj	14,670,100
		30,456,565
	France - 7.6%
773,943	Suez Environnement Co.	14,380,183
550,551	Veolia Environnement	12,504,000
		26,884,183
	Germany - 4.0%
17,630	KSB AG(a)	14,316,423

	Hong Kong - 2.1%
13,559,909	Guangdong Investment Ltd.	7,324,038

	Japan - 12.6%
2,535,002	Ebara Corp.	14,909,845
509,188	Kurita Water Industries Ltd.	14,769,684
2,000,000	Organo Corp.	14,846,483
		44,526,012
	Malaysia - 1.6%
10,861,500	Puncak Niaga Holding Bhd*	5,745,470

	Netherlands - 5.6%
644,108	Arcadis NV	15,202,709
372,513	Wavin NV*	4,732,599
		19,935,308
	Singapore - 6.7%
9,484,000	Hyflux Ltd.	15,442,276
14,885,928	Sound Global Ltd.	8,347,250
		23,789,526
	Switzerland - 4.3%
64,607	Geberit AG*	15,262,400

	United Kingdom - 10.0%
1,966,037	Halma PLC	13,070,359
634,895	Severn Trent PLC	14,913,596
775,052	United Utilities Group PLC	7,487,177
		35,471,132
	United States - 29.4%
240,613	American Water Works Co., Inc.	6,737,164
328,303	Aqua America, Inc.(a)	6,943,609
262,798	Itron, Inc.*	11,310,826
260,715	ITT Corp.	13,906,538
580,577	Nalco Holding Co.	20,523,397
378,352	Pentair, Inc.	13,927,137
647,696	Tetra Tech, Inc.*	14,249,312
169,160	Valmont Industries, Inc.	16,467,726
		104,065,709
	Total Investments (excluding investments purchased with cash collateral from securities on loan) -100.0% (Cost $325,566,520)	354,562,234

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund -0.4%
1,306,410	Liquid Assets Portfolio - Institutional Class (Cost $1,306,410)(b)	1,306,410

	Total Investments
	(Cost $326,872,930)(c) -100.4%	355,868,644
	Liabilities in excess of other assets-(0.4)%	(1,257,428)
	Net Assets-100.0%	$354,611,216

Notes to Schedule of Investments:

*                 Non-income producing security.

(a)              All or a portion of this security was out on loan at July 31, 2011.

(b)             The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(c)              At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $346,083,715. The net unrealized appreciation was $9,784,929 which consisted of aggregate gross unrealized appreciation of $54,643,062 and aggregate gross unrealized depreciation of $44,858,133.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Wind Energy Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests- 99.9%
	Australia - 2.7%
1,639,793	Infigen Energy	$594,406

	Belgium - 6.7%
1,390,864	Hansen Transmissions International NV*	1,472,601

	Bermuda - 3.7%
10,590,000	China WindPower Group Ltd.*	815,190

	Canada - 4.7%
101,138	Innergex Renewable Energy, Inc.	1,039,840

	Cayman Islands - 3.8%
161,165	China Ming Yang Wind Power Group Ltd. ADR*	838,058

	China - 12.9%
904,000	China High Speed Transmission Equipment Group Co. Ltd.	705,154
2,457,000	China Longyuan Power Group Corp., H-Shares	2,130,902
		2,836,056
	Denmark - 8.8%
87,450	Vestas Wind Systems A/S*	1,932,858

	France - 1.8%
230,984	Theolia SA*	394,990

	Germany - 12.4%
13,281	E.ON AG	366,810
105,063	Nordex SE*	758,350
4,982	Repower Systems SE	1,019,819
3,811	RWE AG	200,136
2,849	Siemens AG	365,923
		2,711,038
	Italy - 10.1%
882,214	Enel Green Power SpA	2,207,139

	Japan - 0.5%
24,000	Mitsubishi Heavy Industries Ltd.	111,932

	Spain - 14.9%
462	Acciona SA	47,980
371,175	EDP Renovaveis SA*	2,410,871
109,585	Gamesa Corp. Tecnologica SA	804,691
		3,263,542
	Switzerland - 4.3%
14,538	ABB Ltd.*	350,077
873	Gurit Holding AG*	584,806
		934,883
	United Kingdom - 0.9%
37,092	International Power PLC	186,130

	United States - 11.7%
5,694	AES Corp. (The)*	70,093
105,238	American Superconductor Corp.*	770,342
222,371	Broadwind Energy, Inc.*	293,530
2,373	Edison International	90,340
20,112	General Electric Co.	360,206
3,073	NextEra Energy, Inc.	169,783
3,525	Xcel Energy, Inc.	84,600
71,354	Zoltek Cos., Inc.*	721,389
		2,560,283
	Total Common Stocks and Other Equity Interests (Cost $26,696,792)	21,898,946

	Money Market Fund - 0.1%
10,724	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $10,724)	10,724

	Total Investments (Cost $26,707,516)(a)-100.0%	21,909,670
	Other assets less liabilities-0.0%	7,085
	Net Assets-100.0%	$21,916,755

Investment Abbreviations:

ADR                     - American Depositary Receipt

Notes to Schedule of Investments:

*                 Non-income producing security.

(a)              At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $29,278,263. The net unrealized depreciation was $7,368,593 which consisted of aggregate gross unrealized appreciation of $1,163,815 and aggregate gross unrealized depreciation of $8,532,408.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares MENA Frontier Countries Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Egypt - 19.1%
192,233	Commercial International Bank Egypt SAE	$876,632
9,437	Egyptian Co. For Mobile Services	165,219
92,925	Egyptian Financial Group-Hermes Holding SAE*	298,521
212,425	Egyptian Kuwaiti Holding Co.	257,034
27,260	National Societe Generale Bank SAE	142,156
29,805	Orascom Construction Industries	1,294,301
825,828	Orascom Telecom Holding SAE	535,028
60,180	Sidi Kerir Petrochemcials Co.	141,309
337,099	Talaat Moustafa Group*	241,027
111,212	Telecom Egypt	291,563
		4,242,790
	Jordan - 7.5%
135,540	Arab Bank PLC	1,663,771

	Kuwait - 19.7%
71,000	Agility DGS	77,965
70,000	Boubyan Bank KSC	151,171
50,000	Boubyan Petrochemicals Co.	106,149
58,000	Burgan Bank SAK*	105,088
130,000	Gulf Bank KSC	237,921
161,014	Kuwait Finance House KSC	524,533
63,000	Kuwait Projects Co. (Holding) KSC	80,710
312,000	Mobile Telecommunications Co. KSC	1,130,600
461,581	National Bank of Kuwait SAK	1,858,489
107,500	National Industries Group Holding	84,206
		4,356,832
	Lebanon - 2.5%
76,263	Banque Audi sal - Audi Saradar Group GDR	564,346

	Morocco - 9.4%
4,833	Banque Centrale Populaire	245,526
44,909	Douja Promotion Groupe Addoha SA	527,590
1,633	Lafarge Ciments	342,209
55,688	Maroc Telecom	977,088
		2,092,413
	Oman - 2.6%
306,717	Bank Muscat SAOG	583,161

	Qatar - 21.4%
31,533	Barwa Real Estate Co.	258,929
27,409	Doha Bank QSC	395,181
13,940	Gulf International Services QSC	110,829
93,927	Masraf Al Rayan*	608,760
8,546	Qatar Electricity & Water Co.	326,228
13,827	Qatar International Islamic Bank	182,269
31,333	Qatar Islamic Bank	666,879
46,862	Qatar National Bank SAQ	1,826,193
16,874	Qatar Navigation	359,140
		4,734,408
	United Arab Emirates - 17.7%
1,173,263	Air Arabia	215,940
800,391	Aldar Properties PJSC*	272,397
1,964,522	Dana Gas PJSC*	331,619
60,464	DP World Ltd.	749,149
607,234	Dubai Financial Market	188,474
1,562,446	Emaar Properties PJSC	1,199,624
315,704	National Bank of Abu Dhabi PJSC	975,589
		3,932,792
	Total Investments (Cost $22,030,201)(a)-99.9%	22,170,513
	Other assets less liabilities-0.1%	13,120
	Net Assets-100.0%	$22,183,633

Investment Abbreviations:

GDR                       - Global Depositary Receipt

Notes to the Schedule of Investments:

*                 Non-income producing security.

(a)              At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $26,112,770. The net unrealized depreciation was $3,942,257 which consisted of aggregate gross unrealized appreciation of $1,856,455 and aggregate gross unrealized depreciation of $5,798,712.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Ibbotson Alternative Completion Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Exchange-Traded Funds - 100.0%
	Commodity Funds - 23.0%
16,631	PowerShares DB Agriculture Fund(/)*	$536,350
15,224	PowerShares DB Base Metals Fund(/)*	381,666
24,865	PowerShares DB Energy Fund(/)*	757,636
6,480	PowerShares DB Precious Metals Fund(/)*	391,392
		2,067,044
	Currency Funds - 7.9%
29,260	PowerShares DB G10 Currency Harvest Fund(/)*	715,992

	Domestic Equity Funds - 3.9%
16,935	PowerShares S&P 500 BuyWrite Portfolio(=)	354,788

	Fixed Income Funds - 32.7%
3,168	iShares Barclays TIPS Bond Fund	361,691
6,383	PIMCO Broad U.S. TIPS Index Fund	360,448
39,133	PowerShares Emerging Markets Sovereign Debt Portfolio(=)	1,076,940
55,671	PowerShares Preferred Portfolio(=)	782,734
6,407	SPDR Barclays Capital TIPS ETF	362,508
		2,944,321
	International Equity Funds - 32.5%
15,446	PowerShares Emerging Markets Infrastructure Portfolio(=)	788,210
21,935	PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio(=)	543,769
8,408	PowerShares Global Agriculture Portfolio(=)	279,650
6,148	PowerShares Global Gold and Precious Metals Portfolio(=)	286,435
87,490	PowerShares MENA Frontier Countries Portfolio(=)	1,024,508
		2,922,572
	Total Exchange-Traded Funds (Cost $7,999,553)	9,004,717

	Money Market Fund - 0.0%
1,259	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $1,259)	1,259

	Total Investments (Cost $8,000,812)(a)-100.0%	9,005,976
	Liabilities in excess of other assets-(0.0)%	(439)
	Net Assets-100.0%	$9,005,537

Investment Abbreviations:

ETF	- Exchange-Traded Fund
TIPS	- Treasury Inflation Protected Securities

Notes to Schedule of Investments:

(/)	Not considered to be affiliated.
*	Non-income producing security.
(=)	The Fund and the PowerShares exchange-traded funds have the same investment adviser and therefore, are considered to be affiliated.

				Change in
				Unrealized
	Value	Purchases at	Proceeds from	Appreciation	Realized	Value	Dividend
	10/31/2010	Cost	Sales	(Depreciation)	Gain	7/31/2011	Income
PowerShares Emerging Markets Infrastructure Portfolio	$1,010,109	$31,643	$(269,627)	$(44,499)	$60,584	$788,210	$8,128
PowerShares Emerging Markets Sovereign Debt Portfolio	1,308,469	138,586	(330,358)	(47,864)	8,107	1,076,940	46,603
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	669,316	15,664	(172,477)	3,797	27,469	543,769	14,723
PowerShares Global Agriculture Portfolio	350,396	7,015	(97,860)	(8,732)	28,831	279,650	2,655
PowerShares Global Gold and Precious Metals Portfolio	328,848	39,611	(89,556)	(8,656)	16,188	286,435	5,461
PowerShares MENA Frontier Countries Portfolio	1,318,511	163,807	(291,182)	(189,209)	22,581	1,024,508	36,397
PowerShares Preferred Portfolio	950,399	83,758	(236,149)	(24,813)	9,539	782,734	42,954
PowerShares S&P 500 BuyWrite Portfolio	431,714	29,531	(99,260)	(12,501)	5,304	354,788	26,756
Total Investments in Affiliates	$6,367,762	$509,615	$(1,586,469)	$(332,477)	$178,603	$5,137,034	$183,677

(a)

At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $8,001,566. The net unrealized appreciation was $1,004,410 which consisted of aggregate gross unrealized appreciation of $1,041,760 and aggregate gross unrealized depreciation of $37,350.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares RiverFront Tactical Balanced Growth Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Exchange-Traded Funds - 100.0%
	Currency Funds - 6.2%
34,627	WisdomTree Dreyfus China Yuan Fund	$883,335
37,081	WisdomTree Dreyfus Emerging Currency Fund	866,954
		1,750,289
	Domestic Equity Funds - 56.5%
18,549	iShares Dow Jones U.S. Energy Sector Index Fund	808,736
96,187	PowerShares Dividend Achievers™ Portfolio(=)	1,399,521
45,260	PowerShares DWA Technical Leaders Portfolio(=)	1,163,635
15,814	PowerShares Dynamic Basic Materials Sector Portfolio(=)	604,569
41,170	PowerShares Dynamic Consumer Discretionary Sector Portfolio(=)	1,098,827
90,520	PowerShares Dynamic Financial Sector Portfolio(=)	1,695,439
31,628	PowerShares Dynamic Food & Beverage Portfolio(=)	625,918
44,731	PowerShares Dynamic Healthcare Sector Portfolio(=)*	1,349,981
37,353	PowerShares Dynamic Industrials Sector Portfolio(=)	1,092,575
22,903	PowerShares Dynamic Oil & Gas Services Portfolio(=)	586,088
84,795	PowerShares Dynamic Technology Sector Portfolio(=)	2,102,916
16,359	PowerShares Dynamic Utilities Portfolio(=)	269,433
41,443	PowerShares Fundamental Pure Large Core Portfolio(=)	1,018,669
10,806	PowerShares Fundamental Pure Mid Core Portfolio(=)	275,553
21,267	PowerShares S&P 500® Low Volatility Portfolio(=)	517,639
101,699	PowerShares Zacks Micro Cap Portfolio(=)	1,151,233
1,908	Vanguard Telecommunication Services ETF	128,237
		15,888,969
	Fixed Income Funds - 7.7%
2,999	iShares iBoxx $ High Yield® Corporate Bond Fund	273,059
65,982	PowerShares Fundamental High Yield® Corporate Bond Portfolio(=)	1,222,646
16,904	SPDR Barclays Capital High Yield Bond ETF	680,386
		2,176,091
	International Equity Funds - 29.6%
17,450	Global X Asean 40 ETF*	303,630
14,451	iShares MSCI Canada Index Fund	447,114
13,650	iShares MSCI Germany Index Fund	351,078
9,270	iShares MSCI South Korea Index Fund	608,854
51,531	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio(=)	2,033,413
28,356	PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio(=)	702,945
122,420	PowerShares FTSE RAFI Emerging Markets Portfolio(=)	3,097,226
49,350	PowerShares International Dividend Achievers™ Portfolio(=)	785,159
		8,329,419
	Total Exchange-Traded Funds (Cost $27,568,112)	28,144,768

	Money Market Fund - 0.0%
11,121	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $11,121)	11,121

	Total Investments (Cost $27,579,233)(a)-100.0%	28,155,889
	Liabilities in excess of other assets-(0.0)%	(12,415)
	Net Assets-100.0%	$28,143,474

Investment Abbreviations:

ETF	- Exchange-Traded Fund

Notes to Schedule of Investments:

*	Non-income producing security.
(=)	The Fund and the PowerShares exchange-traded funds have the same investment adviser and therefore, are considered to be affiliated.

				Change in
				Unrealized
	Value	Purchase at	Proceeds from	Appreciation	Realized	Value	Dividend
	10/31/2010	Cost	Sales	(Depreciation)	Gain (Loss)	7/31/2011	Income
PowerShares Active Low Duration Portfolio	$159,256	$554,036	$(707,063)	$(95)	$(6,134)	$—	$2,254
PowerShares Active U.S. Real Estate Fund	292,003	22,469	(309,381)	(33,181)	28,090	—	—
PowerShares Dividend Achievers™ Portfolio	1,060,298	2,426,192	(2,125,375)	(15,309)	53,715	1,399,521	26,697
PowerShares DWA Technical Leaders Portfolio	176,256	1,360,912	(442,775)	63,915	5,327	1,163,635	344
PowerShares Dynamic Basic Materials Sector Portfolio	252,609	367,138	(52,958)	32,508	5,272	604,569	7,732
PowerShares Dynamic Biotechnology & Genome Portfolio	151,324	46,828	(204,567)	(11,740)	18,155	—	—
PowerShares Dynamic Consumer Discretionary Sector Portfolio	530,762	650,612	(164,380)	54,503	27,330	1,098,827	6,069
PowerShares Dynamic Energy Sector Portfolio	562,070	430,409	(1,157,325)	(61,744)	226,590	—	2,575
PowerShares Dynamic Financial Sector Portfolio	200,254	1,809,879	(276,834)	(64,549)	26,689	1,695,439	9,327
PowerShares Dynamic Food & Beverage Portfolio	445,067	676,389	(546,200)	15,062	35,600	625,918	4,232
PowerShares Dynamic Healthcare Sector Portfolio	181,948	1,368,310	(250,901)	29,629	20,995	1,349,981	—
PowerShares Dynamic Industrials Sector Portfolio	661,763	834,227	(476,278)	42,301	30,562	1,092,575	3,856
PowerShares Dynamic Insurance Portfolio	318,707	152,218	(493,088)	(21,229)	43,392	—	5,236
PowerShares Dynamic Networking Portfolio	160,884	89,882	(291,918)	(27,967)	69,119	—	833
PowerShares Dynamic Oil & Gas Services Portfolio	—	743,797	(222,021)	63,329	983	586,088	—
PowerShares Dynamic Pharmaceuticals Portfolio	371,475	210,138	(599,905)	(43,308)	61,600	—	1,043
PowerShares Dynamic Software Portfolio	300,655	117,988	(457,592)	(24,428)	63,377	—	—
PowerShares Dynamic Technology Sector Portfolio	570,650	1,751,075	(106,954)	(128,907)	17,052	2,102,916	359
PowerShares Dynamic Telecommunications & Wireless Portfolio	251,207	41,638	(308,021)	(25,375)	40,551	—	—
PowerShares Dynamic Utilities Portfolio	278,978	679,785	(675,017)	(26,288)	11,975	269,433	6,296
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	469,022	2,370,059	(757,759)	(89,616)	41,707	2,033,413	13,696
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	—	1,241,970	(541,589)	(143)	2,707	702,945	7,937
PowerShares FTSE RAFI Emerging Markets Portfolio	1,885,084	3,292,111	(2,043,806)	(2,960)	(33,203)	3,097,226	25,600
PowerShares Fundamental High Yield® Corporate Bond Portfolio	902,523	1,238,789	(912,627)	(9,816)	3,777	1,222,646	35,777
PowerShares Fundamental Pure Large Core Portfolio	649,733	1,857,233	(1,604,634)	30,874	85,463	1,018,669	17,161
PowerShares Fundamental Pure Mid Core Portfolio	—	312,701	(19,327)	(17,671)	(150)	275,553	568
PowerShares International Dividend Achievers™ Portfolio	457,136	470,879	(163,193)	14,155	6,182	785,159	18,683
PowerShares S&P 500® Low Volatility Portfolio	—	582,377	(43,978)	(19,340)	(1,420)	517,639	—
PowerShares VRDO Tax-Free Weekly Portfolio	414,084	430,245	(842,078)	218	(2,469)	—	611
PowerShares Zacks Micro Cap Portfolio	—	2,653,194	(1,431,148)	(89,445)	18,632	1,151,233	3,515
Total Investments in Affiliates	$11,703,748	$28,783,480	$(18,228,692)	$(366,617)	$901,466	$22,793,385	$200,401

(a)

At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $27,715,612. The net unrealized appreciation was $440,277 which consisted of aggregate gross unrealized appreciation of $933,835 and aggregate gross unrealized depreciation of $493,558.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares RiverFront Tactical Growth & Income Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Exchange-Traded Funds - 100.0%
	Commodity Funds - 1.2%
4,391	PowerShares DB Precious Metals Fund(/)*	$265,216

	Currency Funds - 10.0%
44,128	WisdomTree Dreyfus China Yuan Fund	1,125,705
49,397	WisdomTree Dreyfus Emerging Currency Fund	1,154,902
		2,280,607
	Domestic Equity Funds - 42.5%
22,588	JPMorgan Alerian MLP Index ETN	824,462
9,221	PowerShares Active U.S. Real Estate Fund(=)	477,463
187,708	PowerShares Dividend Achievers™ Portfolio(=)	2,731,152
21,735	PowerShares Dynamic Consumer Discretionary Sector Portfolio(=)	580,107
24,369	PowerShares Dynamic Energy Sector Portfolio(=)	1,064,925
11,636	PowerShares Dynamic Financial Sector Portfolio(=)	217,942
15,807	PowerShares Dynamic Healthcare Sector Portfolio(=)*	477,055
14,929	PowerShares Dynamic Industrials Sector Portfolio(=)	436,673
44,347	PowerShares Dynamic Technology Sector Portfolio(=)	1,099,806
10,006	PowerShares Fundamental Pure Mid Core Portfolio(=)	255,153
89,353	PowerShares High Yield Equity Dividend Achievers™ Portfolio(=)	760,394
24,369	PowerShares S&P 500® Low Volatility Portfolio(=)	593,142
3,074	Vanguard Telecommunication Services ETF	206,604
		9,724,878
	Fixed Income Funds - 27.1%
7,245	iShares iBoxx $ High Yield Corporate Bond Fund	659,657
14,051	PowerShares Active Low Duration Portfolio(=)	358,301
73,986	PowerShares Fundamental High Yield® Corporate Bond Portfolio(=)	1,370,961
4,171	SPDR Barclays Capital 1-3 Month T-Bill ETF	191,282
16,905	SPDR Barclays Capital High Yield Bond ETF	680,426
37,107	Vanguard Short-Term Corporate Bond ETF	2,922,547
		6,183,174
	International Equity Funds - 19.2%
10,316	iShares MSCI ACWI ex US Index Fund	452,150
3,293	iShares MSCI All Country Asia ex Japan Index Fund	205,220
7,903	iShares MSCI Canada Index Fund	244,519
8,782	iShares MSCI Germany Index Fund	225,873
4,610	iShares MSCI South Korea Index Fund	302,785
13,612	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio(=)	537,129
9,221	PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio(=)	228,589
41,274	PowerShares FTSE RAFI Emerging Markets Portfolio(=)	1,044,232
29,419	PowerShares International Dividend Achievers™ Portfolio(=)	468,056
4,610	Vanguard FTSE All World ex-US Small-Cap ETF	466,901
4,171	WisdomTree Emerging Markets SmallCap Dividend Fund	220,854
		4,396,308
	Total Exchange-Traded Funds (Cost $21,867,430)	22,850,183

	Money Market Fund - 0.0%
12,336	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $12,336)	12,336

	Total Investments (Cost $21,879,766)(a)-100.0%	22,862,519
	Liabilities in excess of other assets-(0.0)%	(6,987)
	Net Assets-100.0%	$22,855,532

Investment Abbreviations:

ETF	- Exchange-Traded Fund
ETN	- Exchange-Traded Note
MLP	- Master Limited Partnership

Notes to Schedule of Investments:

(/)	Not considered to be affiliated.
*	Non-income producing security.
(=)	The Fund and the PowerShares exchange-traded funds have the same investment adviser and therefore, are considered to be affiliated.

				Change in
				Unrealized
	Value	Purchase at	Proceeds from	Appreciation	Realized	Value	Dividend
	10/31/2010	Cost	Sales	(Depreciation)	Gain (Loss)	7/31/2011	Income
PowerShares Active Low Duration Portfolio	$474,143	$801,060	$(913,915)	$8,372	$(11,359)	$358,301	$8,105
PowerShares Active U.S. Real Estate Fund	299,517	382,991	(242,901)	6,695	31,161	477,463	4,947
PowerShares Dividend Achievers™ Portfolio	2,029,537	2,091,299	(1,502,075)	29,130	83,261	2,731,152	43,001
PowerShares Dynamic Consumer Discretionary Sector Portfolio	308,945	768,805	(556,685)	5,750	53,292	580,107	4,307
PowerShares Dynamic Energy Sector Portfolio	149,599	885,636	(135,903)	143,776	21,817	1,064,925	5,120
PowerShares Dynamic Financial Sector Portfolio	—	901,636	(709,026)	3,113	22,219	217,942	4,467
PowerShares Dynamic Healthcare Sector Portfolio	151,493	529,692	(206,088)	(11,983)	13,941	477,055	—
PowerShares Dynamic Industrials Sector Portfolio	239,006	847,420	(675,705)	(26,843)	52,795	436,673	1,558
PowerShares Dynamic Pharmaceuticals Portfolio	247,208	41,817	(298,561)	(12,632)	22,168	—	424
PowerShares Dynamic Technology Sector Portfolio	492,347	751,139	(117,806)	(38,868)	12,994	1,099,806	310
PowerShares Dynamic Telecommunications & Wireless Portfolio	155,495	6,408	(160,822)	(4,347)	3,266	—	—
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	159,537	1,140,905	(764,061)	(52,163)	52,911	537,129	1,849
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	—	433,282	(206,241)	285	1,263	228,589	2,665
PowerShares FTSE RAFI Emerging Markets Portfolio	1,366,563	2,224,811	(2,532,751)	(40,244)	25,853	1,044,232	17,601
PowerShares Fundamental High Yield® Corporate Bond Portfolio	1,487,641	1,335,682	(1,449,650)	(825)	(1,887)	1,370,961	77,916
PowerShares Fundamental Pure Mid Core Portfolio	163,804	109,516	(34,268)	13,165	2,936	255,153	1,559
PowerShares High Yield Equity Dividend Achievers™ Portfolio	527,532	343,623	(103,926)	(11,721)	4,886	760,394	22,400
PowerShares International Dividend Achievers™ Portfolio	311,242	199,467	(57,805)	10,713	4,439	468,056	12,704
PowerShares S&P 500® Low Volatility Portfolio	—	634,745	(18,834)	(22,161)	(608)	593,142	—
PowerShares VRDO Tax-Free Weekly Portfolio	499,900	1,464,838	(1,961,214)	334	(3,858)	—	1,734
Total Investments in Affiliates	$9,063,509	$15,894,772	$(12,648,237)	$(454)	$391,490	$12,701,080	$210,667

(a)

At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $21,909,561. The net unrealized appreciation was $952,958 which consisted of aggregate gross unrealized appreciation of $1,069,422 and aggregate gross unrealized depreciation of $116,464.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares 1-30 Laddered Treasury Portfolio

July 31, 2011 (Unaudited)

Principal Amount		Value
	Long-Term Investments - 95.0%
	United States Government Obligations - 95.0%
	United States Treasury Notes - 19.2%
$8,485,000	3.875%, 02/15/13	$8,948,366
8,319,000	4.000%, 02/15/14	9,065,115
8,255,000	4.000%, 02/15/15	9,195,294
8,096,000	4.500%, 02/15/16	9,304,077
8,055,000	4.625%, 02/15/17	9,373,378
8,628,000	3.500%, 02/15/18	9,475,968
		55,362,198
	United States Treasury Bonds - 75.8%
6,332,000	8.875%, 02/15/19	9,319,419
6,348,000	8.500%, 02/15/20	9,335,032
6,514,000	7.875%, 02/15/21	9,367,438
6,331,000	8.000%, 11/15/21	9,257,112
6,763,000	7.125%, 02/15/23	9,432,275
7,225,000	6.250%, 08/15/23	9,455,719
6,419,000	7.625%, 02/15/25	9,442,952
7,359,000	6.000%, 02/15/26	9,494,258
6,923,000	6.625%, 02/15/27	9,500,738
7,157,000	6.125%, 11/15/27	9,394,679
7,958,000	5.250%, 02/15/29	9,548,359
7,020,000	6.250%, 05/15/30	9,414,480
23,536,000	5.375%, 02/15/31	28,717,592
26,705,000	4.500%, 02/15/36	28,732,924
8,582,000	4.750%, 02/15/37	9,562,227
9,129,000	4.375%, 02/15/38	9,569,757
10,730,000	3.500%, 02/15/39	9,641,914
8,815,000	4.625%, 02/15/40	9,579,428
8,646,000	4.750%, 02/15/41	9,578,151
		218,344,454
	Total United States Government Obligations	273,706,652
	Total Long-Term Investments (Cost $270,138,235)	273,706,652

	Short-Term Investments - 3.1%
	United States Government Obligations - 3.1%
	United States Treasury Notes -3.1%
8,654,000	4.625%, 02/29/12	8,875,421

Number of Shares
	Money Market Fund - 0.0%
84,024	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class	84,024

	Total Short-Term Investments (Cost $8,940,461)	8,959,445

Total Investments (Cost $279,078,696)(a)-98.1%	$282,666,097
Other assets less liabilities-1.9%	5,378,285
Net Assets - 100.0%	$288,044,382

Notes to Schedule of Investments:
(a)

At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $279,078,696. The net unrealized appreciation was $3,587,401 which consisted of aggregate gross unrealized appreciation of $3,731,513 and aggregate gross unrealized depreciation of $144,112.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Build America Bond Portfolio

July 31, 2011 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds — 98.2%
	Ad Valorem Property Tax — 24.6%
$3,000,000	Anchorage Alaska Ser. 10A-2	5.910%	04/01/30	$3,144,630
1,000,000	Beaumont California University School District Ser. 09 AGM	7.471	08/01/34	1,061,070
1,500,000	Bexar County Texas Ser. 10	5.755	06/15/40	1,532,685
8,575,000	California State Ser. 09	7.300	10/01/39	10,198,162
3,135,000	California State Ser. 09	7.350	11/01/39	3,750,181
4,500,000	California State Ser. 10	7.950	03/01/36	5,149,575
4,500,000	California State Ser. 10	7.625	03/01/40	5,562,000
1,010,000	Carson City Nevada (Water Improvement) Ser. 10A	6.662	11/01/39	1,021,322
2,000,000	Channelview Texas Independent School District Ser. 10	5.926	08/15/35	2,075,280
2,000,000	Chicago Illinois (Recovery Zone Economic Development) Ser. 10D	6.257	01/01/40	2,043,760
2,000,000	Chicago Illinois (Taxable Project) Ser. 10B	7.517	01/01/40	2,364,140
1,500,000	Chicago Illinois Series 10C	6.207	01/01/36	1,549,575
1,500,000	Clark County Nevada Las Vegas Convention and Visitors Auth. Ser. 10A	6.554	07/01/30	1,696,380
1,620,000	Clark County Nevada Las Vegas Convention and Visitors Auth. Ser. 10A	6.754	07/01/38	1,836,254
1,500,000	Contra Costa California Community College District Ser. 10	6.504	08/01/34	1,624,545
1,600,000	Cook County Illinois Community Consolidated (School District No. 65) Ser. 09	4.400	12/01/20	1,652,560
1,500,000	Cook County Illinois Ser. 10D	6.229	11/15/34	1,623,810
1,000,000	Corona-Norco California University School District Ser. 09 AGM	7.343	08/01/35	1,063,430
2,000,000	Corpus Christi Texas Independent School District (School Building) Ser. 10B	6.124	08/15/32	2,155,740
200,000	Delaware State Series 09D	5.200	10/01/26	214,400
500,000	Denver Colorado City & County School District No. 1 Ser. 09C	5.664	12/01/33	540,705
1,000,000	Dickinson County Kansas University (School District No. 487) Ser. 10	7.270	09/01/35	1,068,350
1,000,000	Dickinson County Kansas University (School District No. 487) Ser. 10	7.370	09/01/41	1,068,770
1,000,000	Douglas County Nevada School District Ser. 10A	6.110	04/01/30	1,047,810
200,000	Edgewood Ohio City School District Ser. 09	7.500	12/01/37	210,058
1,750,000	Glenwood Illinois Ser. 10 AGM	7.030	12/01/28	1,815,747
605,000	Hallettsville Texas Independent School Ser. 10	6.265	08/15/30	630,591
1,000,000	Hallettsville Texas Independent School Ser. 10	6.465	08/15/35	1,047,650
1,000,000	Hawaii State Ser. 10DX	5.530	02/01/30	1,049,860
2,000,000	Hayward California Unified School District Ser. 10 AGM	7.350	08/01/43	2,111,620
1,000,000	Hillsborough County Florida Ser. 09B	6.350	07/01/39	1,048,650
5,000,000	Illinois State Ser. 10	6.125	07/01/21	5,283,000
3,000,000	Illinois State Ser. 10	6.630	02/01/35	3,139,830
200,000	Itasca Illinois Ser. 09A	6.100	02/01/34	204,922
320,000	Itasca Illinois Ser. 09A	6.200	02/01/39	327,629
1,250,000	Katy Texas Independent School District Ser. 10	5.999	02/15/30	1,323,400
2,000,000	Kiski Pennsylvania Area School District Ser. 10 AGM	6.526	09/01/31	2,183,820
1,000,000	Lancaster Texas Ser. 10	6.528	02/15/40	1,031,470
1,000,000	Las Vegas Valley Water District Nevada Ser. 09C	7.263	06/01/34	1,076,570
1,000,000	Las Virgenes California University School District (Election of 2006) Ser. 09B-1	7.262	08/01/34	1,077,240
500,000	Lewisville Texas Independent School District Ser. 10B	6.024	08/12/28	525,980
3,550,000	Lexington-Fayette Urban County Kentucky Government Ser. 10	5.100	09/01/24	3,823,066
375,000	Logan County Kansas Ser. 10	5.200	09/01/25	379,039
3,000,000	Los Angeles California Community College District Ser. 10	6.600	08/01/42	3,533,940

$500,000	Los Angeles California Unified School District Qualified School Construction Bonds (Election of 2005) Ser. 10J-1	5.981%	05/01/27	$530,495
1,000,000	Los Angeles California Unified School District Ser. 10	6.758	07/01/34	1,180,510
2,200,000	Los Angeles California University School District Ser. 09KRY	5.750	07/01/34	2,328,458
200,000	Louisville & Jefferson County Kentucky Metro Government (Recovery Zone Economic Development) Ser. 09E	5.450	11/15/27	215,028
500,000	Lubbock Texas Ser. 10B	6.032	02/15/30	522,165
4,300,000	Massachusetts State Ser. 10	4.480	05/01/24	4,508,679
1,000,000	Montgomery County Pennsylvania Ser. 10	6.030	09/01/39	1,043,440
3,000,000	Napa Valley California University School District Ser. 10B	6.507	08/01/43	3,183,000
1,000,000	New Orleans Louisiana Ser. 10A	8.800	12/01/39	1,070,330
3,000,000	New York City New York Ser. 10	4.908	06/01/21	3,242,220
1,000,000	New York City New York Ser. 10	5.817	10/01/31	1,034,120
9,000,000	New York City New York Ser. 10	5.968	03/01/36	10,035,720
1,000,000	New York City Ser. 09D-1	6.385	12/01/29	1,055,670
960,000	North Las Vegas Nevada Ser. 10	5.372	06/01/19	1,054,483
1,000,000	NYE County Nevada Ser. 10B AGM	6.300	08/01/35	1,026,200
1,000,000	NYE County Nevada Ser. 10B AGM	6.400	08/01/40	1,030,290
2,000,000	Ohio State Ser. 10E	4.861	08/01/24	2,074,440
1,000,000	Peoria County Illinois (School District No. 150) Ser. 09D AGC	6.605	12/01/28	1,042,420
1,450,000	Peoria County Illinois Community Unit School District No. 323 Ser. 10	6.020	04/01/28	1,443,823
1,000,000	Philadelphia Pennsylvania School District Ser. 10	6.615	06/01/30	1,011,610
1,025,000	Pima County Arizona Unified School District No. 13 Tanque Verde (School Improvement Project of 2009) Ser. 10A-2	5.923	07/01/27	1,087,771
500,000	Pima County Arizona Unified School District No. 20 Vail Ser. 10 AGM	5.700	07/01/24	536,790
1,000,000	Pima County Tucson Arizona Unified School District No. 1 School Improvement (Project of 2004) Ser. 10E-2	4.324	07/01/17	1,061,180
500,000	Pima County Tucson Arizona Unified School District No. 1 School Improvement (Project of 2004) Ser. 10E-2	4.617	07/01/18	530,540
1,000,000	Pima County Tucson Arizona Unified School District No. 1 School Improvement (Project of 2004) Ser. 10E-2	4.767	07/01/19	1,059,200
1,000,000	Pima County Tucson Arizona Unified School District No. 1 School Improvement (Project of 2004) Ser. 10E-2	4.967	07/01/20	1,056,490
1,000,000	Quaker Valley Pennsylvania School District Ser. 10 AGM	5.959	10/01/30	1,031,870
2,000,000	Round Rock Texas Independent School District Ser. 10	5.774	08/01/30	2,181,060
1,000,000	Round Rock Texas Independent School District Ser. 10B	6.054	08/01/35	1,059,970
2,000,000	San Antonio Texas Independent School District Ser. 10	6.397	08/15/40	2,166,280
1,500,000	San Francisco California City & County Ser. 10	6.260	06/15/30	1,693,455
3,850,000	San Francisco California City & County Ser. 10D	6.260	06/15/30	4,346,534
1,000,000	San Mateo California Union High School District Ser. 10B	6.733	09/01/34	1,043,560
1,000,000	Santa Monica California Community College (District 2008 Election) Ser. 10A-1	6.663	08/01/30	1,073,580
1,000,000	Santa Monica California Community College (District 2008 Election) Ser. 10A-1	6.763	08/01/34	1,046,080
1,000,000	Santa Monica-Malibu Unified School District California Ser. 10C-1	5.796	07/01/25	1,027,660
3,500,000	Santa Monica-Malibu Unified School District California Ser. 10C-1	6.434	07/01/30	3,659,915
1,000,000	Snohomish County Washington Public Hospital District No. 3 (Cascade Valley Hospital) Ser. 10B	6.329	12/01/35	981,520
200,000	Southwestern Community College District California Ser. 09B	7.130	08/01/31	207,382
1,000,000	Tempe Arizona Ser. 10B	4.367	07/01/21	1,058,780
1,000,000	Tustin Unified School District School Facilities Improvement District No. 2008-1 (2008 Election) Sub-Ser. 10A-1	6.539	08/01/30	1,070,750
1,500,000	Westlake Ohio City School District Ser. 10	5.728	12/01/35	1,519,110
1,500,000	Westlake Ohio City School District Ser. 10	6.028	12/01/43	1,515,615
2,000,000	Will County Illinois High School (District No. 204 Joliet) Ser. 10	6.204	01/01/30	2,099,180
675,000	Wilson County Tennessee Tenth Special School District Ser. 10	6.130	04/01/35	698,288
				160,314,877
	College Revenue — 7.4%
500,000	Adams State College Colorado (Auxiliary Facilities) Rev. Ser. 09C	6.470	05/15/38	509,720

$2,000,000	Bowling Green State University Ohio General Receipts Ser. 10	6.730%	06/01/39	$2,107,120
1,000,000	California Infrastructure & Economic Development Bank Rev. (California Infrastructure Economic Development) Ser. 10	6.486	05/15/49	1,067,040
1,000,000	Colorado State Board Governors University Enterprise System Rev. Ser. 10	5.957	03/01/33	1,063,820
1,145,000	Elizabeth City North Carolina University Rev. Ser. 10 AGM	8.097	04/01/32	1,290,369
1,500,000	Fau Finance Corp. Florida Capital Improvement Rev. Ser. 10	7.099	07/01/25	1,647,135
1,300,000	Fau Finance Corp. Florida Capital Improvement Rev. Ser. 10	7.439	07/01/30	1,414,478
535,000	Florida State International University (Parking Facility) Rev. Ser. 09B	6.500	07/01/29	557,422
2,000,000	Indiana University Rev. Ser. 10	5.536	06/01/30	2,037,000
1,500,000	Indiana University Rev. Ser. 10	5.636	06/01/35	1,517,130
1,215,000	Mesa State College Colorado (Auxiliary Facilities Enterprise) Rev. Ser. 09B	5.800	05/15/40	1,206,787
5,000,000	Mesa State College Colorodo (Auxilary Facilities Enterprise) Rev. Ser. 10B	6.746	05/15/42	5,334,050
1,000,000	Michigan State University Rev. General Ser. 10A	6.173	02/15/50	1,091,030
3,000,000	New Jersey State Educational Facilities Auth. Rev. Ser. 10	6.190	07/01/40	3,012,000
1,000,000	New Mexico State University Regents Improvement Rev. Ser. 10B	6.124	04/01/30	1,056,550
1,000,000	North Carolina State University at Raleigh Rev. Ser. 10B	5.927	10/01/30	1,051,630
3,000,000	Northern Arizona University Rev. (Arizona Board of Regents) Ser. 10A	6.593	08/01/30	3,092,850
500,000	Northern Arizona University System Rev. Ser. 09A	6.687	06/01/39	516,650
250,000	Oakland University Michigan Rev. Ser. 09B	7.150	03/01/39	260,832
1,000,000	Pennsylvania State Higher Educational Facilties Auth. Rev. (Temple University) Ser. 10	6.141	04/01/30	1,036,110
1,000,000	University of California Rev. Ser. 10	5.946	05/15/45	1,007,440
1,000,000	University of Cincinnati Ohio General Receipts Ser. 10C AGM	5.017	06/01/20	1,058,170
500,000	University of Colorado Enterprise System Rev. Sub-Ser. 09B-2	6.114	06/01/29	526,740
3,000,000	University of Hawaii Rev. Ser. 10	5.834	10/01/30	3,099,450
5,000,000	University of Hawaii Rev. Ser. 10	6.034	10/01/40	5,131,800
1,000,000	University of Idaho University Rev. General Ser. 10C	6.520	04/01/41	1,037,360
250,000	University of Michigan University Rev. Ser. 10A	5.513	04/01/30	268,398
500,000	University of North Carolina University Ser. 09B	5.757	12/01/39	517,225
2,000,000	University of Washington University Rev. Ref. Ser. 10B	4.897	10/01/33	1,974,560
500,000	Utah State Board of Regents Auxiliary & Campus Facilities System Rev. Ser. 10	6.186	04/01/30	536,625
1,435,000	Washington State Biomedical Research Facilities No. 3 Ser. 10B	6.416	07/01/30	1,674,645
250,000	Wayne State University Ser. 09B	6.536	11/15/39	254,700
				47,956,836
	Electric Power Revenue — 8.7%
1,000,000	American Municipal Power, Inc. Ohio (Combined Hydroelectric Projects) Ser. 10	7.834	02/15/41	1,271,920
4,090,000	American Municipal Power, Inc. Ohio (Meldahl Hydroelectric-Remarketed) Ser. 10E	6.270	02/15/50	4,264,357
2,000,000	American Municipal Power, Inc. Ohio Ser. 10	7.499	02/15/50	2,397,660
200,000	Anchorage Alaska Electric Utilities Rev. Ser. 09B	6.558	12/01/39	207,342
750,000	Benton County Washington Public Utility District No. 1 Electric Rev. Ser. 10	6.546	11/01/30	806,295
6,500,000	Cowlitz County Washington Public Utility District No. 1 Electric Ser. 10	6.884	09/01/32	7,365,020
2,000,000	Douglas County Washington Public Utility District No. 1 Wells Hydroelectric Ser. 10B	5.245	09/01/30	1,996,820
2,500,000	Grant County Washington Public Utility District No. 2 (Priest Rapids Hydroelectric) Ref. Ser. 10L	5.730	01/01/30	2,618,325
2,750,000	Grant County Washington Public Utility District No. 2 (Priest Rapids Hydroelectric) Ref. Ser. 10L	5.830	01/01/40	2,851,613
2,000,000	Grays Harbor County Washington Public Utility District No. 1 Electric Rev. Ser. 10A	6.707	07/01/40	2,194,980
500,000	JEA Florida Electric Systems Rev Ser. 09F	6.406	10/01/34	553,605
4,000,000	Los Angeles California Department of Water & Power Rev. Ser. 10	5.716	07/01/39	4,159,000
2,000,000	Los Angeles California Department of Water & Power Rev. Ser. 10	6.166	07/01/40	2,058,660

$1,500,000	Los Angeles California Department of Water & Power Rev. Ser. 10	7.000%	07/01/41	$1,663,995
500,000	Missouri Joint Municipal Electric Utility Commission Power Project Rev. Ser. 09A	6.790	01/01/29	519,385
1,000,000	Missouri Joint Municipal Electric Utility Commission Power Project Rev. Ser. 10	7.597	01/01/32	1,141,930
2,450,000	Modesto California Irrigation District Financing Auth. Electric System Rev. Ser. 10A	5.477	10/01/19	2,579,335
5,000,000	Municipal Electric Auth. of Georgia (Plant Vogtle Units 3&4 Project J) Ser. 10	6.637	04/01/57	4,957,950
500,000	Municipal Electric Auth. of Georgia (Plant Vogtle Units 3&4 Project P) Ser. 10	7.055	04/01/57	487,775
250,000	Northern Illinois Municipal Power Agency Power Project Rev. Ser. 10	7.620	01/01/30	279,652
1,000,000	Nothern California Power Agency Rev. (Lodi Energy Center) Ser. 10B	7.311	06/01/40	1,075,500
1,000,000	Oklahoma State Municipal Power Auth. (Power Supply System) Rev. Ser. 10	6.440	01/01/45	1,047,330
1,000,000	Sacramento County California Municipal Utility District Electric Rev. Ser. 10	6.156	05/15/36	1,064,560
1,900,000	Southern California Public Power Auth. (Power Project) Rev. Ser. 10	5.843	07/01/30	2,044,362
2,000,000	Southern California Public Power Auth. Rev. Ser. 10	5.921	07/01/35	2,000,220
2,570,000	Tacoma Washington Electric System Rev. Ser. 10 AGM	5.791	01/01/32	2,675,216
2,000,000	Tacoma Washington Electric System Rev. Ser. 10	5.966	01/01/35	2,129,280
				56,412,087
	Fuel Sales Tax Revenue — 2.9%
5,000,000	Cape Coral Florida Gas Tax Rev. Ser. 10B	7.147	10/01/30	5,484,050
1,000,000	Clark County Nevada Highway Improvement Rev. (Motor Vehicle Fuel) Ser. 10A-1	6.350	07/01/29	1,045,400
1,000,000	Oregon State Department of Transportation Highway User Tax Rev. (Sub-Lien) Ser. 10A	5.834	11/15/34	1,127,250
2,000,000	Washington State Ser. 10	5.090	08/01/33	2,041,080
1,400,000	Washoe County Nevada Highway Rev. Ser. 10	7.063	02/01/30	1,468,502
5,000,000	Washoe County Nevada Highway Rev. Ser. 10	7.213	02/01/39	5,216,650
2,000,000	Washoe County Nevada Highway Rev. Ser. 10	7.969	02/01/40	2,500,940
				18,883,872
	General Fund — 1.8%
7,890,000	California State Various Purpose Ser. 09	7.550	04/01/39	9,703,990
2,000,000	Kauai County Hawaii Ser. 10	5.763	08/01/33	2,188,080
				11,892,070
	Highway Tolls Revenue — 3.9%
5,000,000	Bay Area Toll Auth. California (Toll Bridge) Rev. Ser. 10S-1	6.793	04/01/30	5,728,850
595,000	Idaho Housing & Financing Association Ser. 10A-2	6.348	07/15/28	660,843
200,000	Illinois State Toll Highway Auth. Toll Highway Rev Ser. 09A	5.293	01/01/24	204,452
1,000,000	Missouri State Highway & Transportation Commission State Road Rev. Ser. 10	5.020	05/01/25	1,075,150
250,000	New Hampshire State Turnpike System Rev. Ser. 09B	6.259	11/01/29	264,452
250,000	New Hampshire State Turnpike System Rev. Ser. 09B	6.009	11/01/39	258,253
500,000	New Jersey State Turnpike Auth. Rev. Ser. 10A	7.102	01/01/41	618,575
5,000,000	North Texas Tollway Auth. Rev. Subordinate Lien Ser. 10B-2	8.410	02/01/30	5,351,700
5,000,000	North Texas Tollway Auth. Rev. Subordinate Lien Ser. 10B-2	8.910	02/01/30	5,476,450
2,000,000	Texas State Transportation Commission Rev. (First Tier) Ser. 10B	5.028	04/01/26	2,211,320
2,000,000	Texas State Transportation Commission Rev. (First Tier) Ser. 10B	5.178	04/01/30	2,202,740
1,200,000	Triborough Bridge & Tunnel Auth. Ser. 09B	5.500	11/15/39	1,267,644
				25,320,429
	Hospital Revenue — 1.6%
1,000,000	Cuyahoga County Ohio Hospital Rev. Ser. 10	8.223	02/15/40	1,101,190
2,000,000	King County Washington Public Hospital District No. 1 Hospital Facilities Rev. Ser. 10	7.900	06/15/30	2,119,880
3,000,000	Lee Memorial Health System Florida Hospital Rev. Ser. 10A	7.281	04/01/27	3,352,230
1,000,000	Medical Center Educational Building Corp. Mississippi Rev. Ser. 10	6.692	06/01/32	1,037,080
1,000,000	New Liberty Missouri Hospital District Hospital Rev. Ser. 10B	7.000	12/01/35	1,029,650

$1,000,000	Oak Valley California Hospital District (Health Facility) Rev. Ser. 10B	9.000%	11/01/39	$1,006,590
500,000	Tangipahoa Parish Louisiana Hospital Service District No. 1 (North Oaks Health System) Ser. 09A AGC	7.200	02/01/42	516,645
500,000	University California Regents Medical Center Pooled Rev. Ser. 09F	6.458	05/15/29	540,465
				10,703,730
	Hotel Occupancy Tax — 1.6%
2,780,000	Dallas Texas Convention Center Hotel Development Corp. Ser. 09	7.088	01/01/42	3,001,872
2,000,000	Metropolitan Government of Nashville & Davidson County Convention Center Auth. Ser. 10A-2	7.431	07/01/43	2,252,840
4,775,000	Metropolitan Government of Nashville & Davidson County Convention Center Auth. Ser. 10B	6.731	07/01/43	5,067,373
				10,322,085
	Income Tax Revenue — 1.5%
1,500,000	District of Columbia Income Tax Rev. Ser. 10	5.582	12/01/35	1,635,000
200,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 09F	5.292	03/15/25	222,244
1,300,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 10	5.389	03/15/40	1,347,710
1,400,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 10C	4.904	02/15/23	1,513,302
2,500,000	New York State Urban Development Corp. Rev. State Personal Income Tax Ser. 09	5.770	03/15/39	2,719,950
2,000,000	New York State Urban Development Corp. Rev. State Personal Income Tax Ser. 10C	5.838	03/15/40	2,250,200
				9,688,406
	Lease Revenue — 8.3%
300,000	Beverly Hills California Public Financing Auth. Lease Rev. (Various Projects) Ser. 10C	6.674	06/01/30	306,660
1,000,000	Beverly Hills California Public Financing Auth. Lease Rev. (Various Projects) Ser. 10C	6.774	06/01/40	1,030,240
2,000,000	Brighton Colorado COP Ser. 10B AGM	6.550	12/01/30	2,033,220
2,000,000	California State Public Works Board Lease Rev. (California State University Projects) Ser. 10B-2	7.804	03/01/35	2,089,560
2,500,000	California State Public Works Board Lease Rev. (University of California Projects ) Ser. 10C-2	7.004	03/01/35	2,594,975
500,000	California State Public Works Board Ser. 09-G-2	8.361	10/01/34	562,275
4,000,000	California State Public Works Board Ser. 10A-2	8.000	03/01/35	4,101,640
1,000,000	Camden County New Jersey Improvement Auth. Lease Rev. Ser. 10	7.747	07/01/34	1,061,050
5,000,000	Colorado State Building Excellent Schools Today COP Ser. 10B	6.242	03/15/30	5,332,750
3,000,000	Colorado State Building Excellent Schools Today COP Ser. 10E	7.017	03/15/31	3,376,740
1,000,000	Columbus Indiana Multi-High School Building Corp. Ser. 10	6.446	01/15/30	1,050,810
2,000,000	Consolidated Wyoming Municipalities Electric Power System Joint Powers Board (Gillette Electric) Ser. 10B	6.279	06/01/25	2,142,260
2,000,000	Consolidated Wyoming Municipalities Electric Power System Joint Powers Board (Gillette Electric) Ser. 10B	6.854	06/01/35	2,142,400
280,000	Escondido California Union High School District COP (Qualified School Construction Bonds) Ser. 10 AGM	5.000	06/01/17	288,207
1,000,000	Franklin County Ohio Convention Facilities Auth Ser. 10	6.390	12/01/30	1,059,640
500,000	Las Vegas Nevada COP (City Hall Project) Ser. 09B	7.750	09/01/29	571,850
500,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Recovery Zone Economic Development) Ser. 09D	7.757	09/01/39	517,100
1,000,000	Menlo Park California Fire Protection District COP Ser. 09B	7.138	08/01/29	1,039,290
2,000,000	Miami-Dade County Florida School Board COP Ser. 10	6.935	06/15/32	2,049,600
1,000,000	New Jersey State Educational Facilities Auth. Rev. Ser. 10B	7.225	07/01/30	1,074,890
2,000,000	New York City Educational Construction Fund Rev. Ser. 10	6.000	04/01/35	2,102,240
2,000,000	Ohio State Building Auth. State Facilities (Administration Building) Ser. 10B	6.103	10/01/29	2,133,100
1,000,000	Passaic County New Jersey Ser. 10	6.540	08/01/31	1,024,550

$500,000	Peoria Illinois Public Building Commission (School District Facilities) Rev. Ser. 09C AGC	6.580%	12/01/29	$521,065
1,000,000	Prescott Arizona Municipal Property Corp. Rev. Ser. 10	6.245	07/01/29	1,053,310
3,000,000	Regional Transportation District Colorado COP Ser. 10	7.672	06/01/40	3,357,630
500,000	Salt Lake County Utah Municipal Building Auth. (Lease Rev.) Ser. 09B	5.820	12/01/29	533,325
3,000,000	San Francisco California City and County COP Ser. 09D	6.487	11/01/41	2,967,060
1,000,000	St. Charles Missouri COP Ser. 10B	5.650	02/01/30	998,860
2,000,000	USF Financing Corp. Florida COP Ser. 10	8.548	07/01/40	2,283,780
2,250,000	Williamsburg County South Carolina Public Facilities Corp. (Installment Purchase Rev.) Ser. 10	6.526	12/01/30	2,294,730
				53,694,807
	Miscellaneous Revenue — 8.9%
500,000	Battery Park City Auth. Rev. Ser. 09A	6.375	11/01/39	520,565
500,000	Camden County New Jersey Improvement Auth. Rev. Ser. 09A	6.180	01/15/27	534,525
2,000,000	Commonwealth Financing Auth. Pennsylvania Rev. Ser. 10	5.587	06/01/30	2,047,680
5,000,000	Illinois State Ser. 10	4.550	07/01/14	5,306,200
1,500,000	Illinois State Ser. 10	7.350	07/01/35	1,683,720
1,000,000	Indianapolis Indiana Local Public Improvement Bond Bank Ser. 10	5.854	01/15/30	1,073,250
3,500,000	Indianapolis Indiana Local Public Improvement Bond Bank Ser. 10B-2	5.966	01/15/30	3,859,520
500,000	Jacksonville Florida Special Rev. Ser. 09C-2	4.990	10/01/21	532,795
500,000	Kansas State Development Finance Auth. Rev. (Kansas State Projects) Ser. 10E-2	6.120	11/01/29	550,730
2,000,000	Kansas State Development Finance Auth. Rev. Ser. 10	5.945	03/01/30	2,329,740
7,000,000	Miami-Dade County Florida Special Obligation Ser. 10B	6.743	04/01/40	7,189,700
5,000,000	Mississippi Development Bank Special Obligation Ser. 10	6.413	01/01/40	5,469,400
3,000,000	New Jersey Economic Development Auth. Rev. Ser. 10CC-1	6.425	12/15/35	3,154,560
6,220,000	New Jersey State Turnpike Auth. Rev. Ser. 09F	7.414	01/01/40	7,926,021
7,500,000	New York State Thruway Auth. (Second General Highway & Bridge Trust Fund) Ser. 10B	5.449	04/01/25	8,123,250
3,000,000	Ohio State Water Development Auth. Water Pollution Control Loan Fund Rev. (Water Quality) Ser. 10B-2	4.879	12/01/34	3,026,880
1,000,000	Port St. Lucie Florida Stormwater Utility Rev. Ser. 10A AGC	7.376	05/01/39	1,051,470
2,000,000	St. Cloud Florida Capital Improvement Rev. Ser. 10B AGM	5.849	09/01/30	1,997,380
1,500,000	Virginia College Building Auth. (Educational Facilities) Rev. Ser. 09F-2	5.625	02/01/28	1,585,500
				57,962,886
	Multiple Utility Revenue — 0.4%
1,000,000	Austin Texas Electric Utility System Rev. Ser. 10	4.536	11/15/20	1,066,050
1,500,000	Colorado Springs Colorodo Utilities Rev. Ser. 10	6.615	11/15/40	1,818,885
				2,884,935
	Parimutuel Betting — 0.4%
2,500,000	Florida State Board of Education Lottery Rev. Ser. 10	6.041	07/01/25	2,631,500

	Port, Airport & Marina Revenue — 6.1%
1,000,000	Alaska State International Airports Rev. Ser. 10D	6.284	10/01/35	1,011,970
5,000,000	Chicago Illinois O’Hare International Airport Ser. 10	6.845	01/01/38	5,289,050
15,000,000	Chicago Illinois O’Hare International Airport Ser. 10	6.395	01/01/40	16,527,600
5,000,000	Clark County Nevada Airport System Rev. Ser. 09B	6.881	07/01/42	5,293,250
2,000,000	Clark County Nevada Airport System Rev. Ser. 10C	6.820	07/01/45	2,328,340
1,500,000	Denver Colorado City & County Airport Rev. Ser. 09	6.414	11/15/39	1,575,450
250,000	Long Beach California Senior Airport Rev. Ser. 09C	7.765	06/01/39	255,568
1,910,000	San Diego County California Regional Airport Auth. Airport Rev. Subordinate Ser. 10C	6.628	07/01/40	1,985,865
5,000,000	South Jersey Port Corp. New Jersey Rev. (Marine Terminal) Ser. 09-P-3	7.365	01/01/40	5,460,450
				39,727,543
	Resource Recovery Revenue — 0.6%
3,905,000	Delaware State Solid Waste Auth. Solid Waste System Rev. Ser. 10B	4.970	06/01/19	4,146,407

	Sales Tax Revenue — 3.2%
1,000,000	Broward County Florida Half-Cent Sales Tax Rev. Ser. 10	5.764	10/01/25	1,051,770

$5,000,000	Dallas Texas Area Rapid Transit Sales Tax Rev. Ser. 09	5.999%	12/01/44	$5,744,850
1,000,000	Florida State Department Environmental Protection Preservation Rev. Ser. 10B	7.045	07/01/29	1,111,510
200,000	Glendale Arizona Municipal Property Corp. (Excise Tax) Rev. Ser. 08B AGM	6.157	07/01/33	206,994
2,000,000	Massachusetts Bay Transportation Auth. Sales Tax Rev. Ser. 10	5.769	07/01/31	2,230,740
250,000	Massachusetts State School Building Auth. Dedicated Sales Tax Rev. Ser. 09B	5.715	08/15/39	276,827
2,500,000	Miami-Dade County Florida Transit Sales Surtax Rev. Ser. 10B	5.534	07/01/32	2,526,250
1,025,000	Santa Clara Valley California Transportation Auth. Sales Tax Rev. Ser. 10	5.876	04/01/32	1,120,735
1,000,000	Sarasota County Florida Capital Improvement Rev. Ser. 10	6.696	10/01/29	1,055,610
2,105,000	Sioux Falls South Dakota Sales Tax Rev. (Recovery Zone Economic Development) Ser. 09B-2	5.750	11/15/27	2,225,448
3,000,000	Washoe County Nevada Sales Tax Rev. Ser. 10	7.451	02/01/40	3,257,370
				20,808,104
	Sewer Revenue — 4.4%
500,000	Eagle River Colorado Water & Sanitation District Ser. 09B	6.790	12/01/39	512,700
1,500,000	East Baton Rouge Louisiana Sewerage Commission Rev. Ser. 10	6.087	02/01/45	1,565,310
3,000,000	East Bay California Municipal Utility District Wastewater System Rev. Ser. 10	5.026	06/01/32	2,952,600
500,000	Hollywood Florida Water & Sewer Improvement Rev. Ser. 10B	7.198	10/01/39	528,250
1,030,000	Jurupa California Community Services District COP Ser. 10B	6.347	09/01/25	1,108,373
1,070,000	Jurupa California Community Services District COP Ser. 10B	6.497	09/01/26	1,158,831
1,125,000	Jurupa California Community Services District COP Ser. 10B	6.597	09/01/27	1,221,570
1,170,000	Jurupa California Community Services District COP Ser. 10B	6.697	09/01/28	1,274,715
500,000	Knoxville Tennessee Waste Water System Rev. Ser. 10	6.300	04/01/45	525,465
200,000	Memphis Tennessee Sanitary Sewage System Rev. Ser. 09B AGC	6.300	10/01/29	209,318
500,000	Metropolitan St. Louis Missouri Wastewater System Rev. Ser. 10B	5.856	05/01/39	537,830
1,000,000	Millbrae California Wastewater Rev. COP Ser. 09A	7.423	12/01/39	1,030,020
2,000,000	Sacramento County California Sanitation Districts Financing Auth. Rev. Ser. 10A	6.325	08/01/40	2,092,480
5,000,000	San Francisco California City & County Public Utilities Commission Ser. 10	5.750	10/01/35	5,165,300
200,000	Sarasota Florida Water & Sewer System Rev. Ser. 10B	5.425	10/01/30	198,220
3,000,000	Timpanogos Special Service District Utah Sewer Rev. Ser. 10 AGM	6.500	06/01/30	3,215,970
5,000,000	Timpanogos Special Service District Utah Sewer Rev. Ser. 10 AGM	6.680	06/01/35	5,332,150
				28,629,102
	Special Assessment — 0.2%
1,500,000	Macomb Interceptor Drainage District Michigan Ser. 10A	5.375	05/01/35	1,491,300

	Tax Increment Revenue — 0.8%
2,375,000	Orlando Florida Community Redevelopment Agency Tax Increment Rev. (Orlando Community Redevelopement) Ser. 10B	7.784	09/01/40	2,539,469
500,000	Pensacola Florida Redevelopment Rev. Ser. 09B	7.263	04/01/33	533,765
1,000,000	Temecula California Redevelopment Agency Tax Allocation Rev. (Temecula Redevelopement No. 1) Ser. 10B	7.930	08/01/30	1,047,040
1,000,000	Temecula California Redevelopment Agency Tax Allocation Rev. (Temecula Redevelopement No. 1) Ser. 10B	8.180	08/01/39	1,037,950
				5,158,224
	Tobacco & Liquor Taxes — 0.2%
1,000,000	Ohio State Ser. 10	5.651	10/01/23	1,115,780

	Transit Revenue — 4.0%
1,200,000	Maryland State Transportation Auth. (Transportation Facilities Projects) Rev. Ser. 10B	5.604	07/01/30	1,303,800
2,500,000	Metropolitan Transportation Auth. New York Dedicated Tax Fund (Metro Transit Auth.) Ser. 10A-2	6.089	11/15/40	2,710,300
1,700,000	Metropolitan Transportation Auth. New York Rev. Ser. 09	5.871	11/15/39	1,739,576

$1,000,000	Metropolitan Transportation Auth. New York Rev. Ser. 10	6.648%	11/15/39	$1,128,200
500,000	Metropolitan Transportation Auth. New York Rev. Ser. 10A	6.668	11/15/39	564,575
5,000,000	Metropolitan Transportation Auth. New York Rev. Ser. 10C-1	4.969	11/15/18	5,348,850
1,000,000	Metropolitan Transportation Auth. New York Rev. Ser. 10E	7.134	11/15/30	1,081,920
1,000,000	Metropolitan Transportation Auth. New York Rev. Ser. 10E	6.814	11/15/40	1,158,120
4,000,000	New Jersey State Transportation Trust Fund Auth System Ser. 10B	6.561	12/15/40	4,588,720
6,000,000	New Jersey State Transportation Trust Fund Auth. Ser. 10C	5.754	12/15/28	6,149,640
				25,773,701
	Water Revenue — 6.7%
500,000	Arapahoe County Colorado Water & Wastewater Auth. Rev. Ser. 09A	6.680	12/01/39	517,340
1,500,000	Beaumont Texas Waterworks & Sewer System Ser. 10B	6.007	09/01/30	1,536,465
2,000,000	Central Utah Water Conservancy District Rev. Ser. 10A	5.450	10/01/28	2,039,940
200,000	Davie Florida Water & Sewer Rev. Ser. 10B AGM	6.599	10/01/30	210,054
2,000,000	Fresno California Water System Rev. Ser. 10A-2	6.500	06/01/30	2,155,880
1,250,000	JEA Florida Water & Sewer System Rev. Ser. 10A	6.210	10/01/33	1,405,975
2,000,000	Jurupa California Community Services District COP (Water Bonds) Ser. 10B	7.192	09/01/40	2,152,080
125,000	Kalamazoo Michigan Water Supply System Rev. Ser. 09	6.710	09/01/34	128,755
350,000	Lake City Florida Utility Rev. Ser. 10 AGM	6.175	07/01/35	358,278
2,000,000	Los Angeles California Department of Water & Power Rev. Ser. 10	7.003	07/01/41	2,171,240
500,000	Los Angeles California Department of Water & Power Water System Rev. Ser. 09C	5.381	07/01/24	509,350
1,000,000	Metropolitan Water District of Southern California Ser. 10	6.947	07/01/40	1,105,240
1,000,000	Moulton-Niguel California Water District COP Ser. 09	6.790	09/01/29	1,087,240
1,000,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	5.790	06/15/41	1,031,380
2,000,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	5.724	06/15/42	2,212,900
1,100,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	6.124	06/15/42	1,139,765
1,500,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	5.440	06/15/43	1,589,625
1,000,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10DD	6.452	06/15/41	1,036,200
1,000,000	New York State Environmental Facilities Corp. (State Clean Water & Drinking) Ser. 10	5.707	06/15/30	1,079,180
500,000	Passaic Valley New Jersey Water Commission Water Supply Rev. Ser. 09B	7.570	12/15/29	549,285
500,000	Passaic Valley New Jersey Water Commission Water Supply Rev. Ser. 09B	7.820	12/15/39	538,855
3,000,000	Polk County Florida Utility System Rev. Ser. 10B	5.935	10/01/40	2,938,650
500,000	Riverside California Water Rev. Ser. 09B	6.349	10/01/39	520,045
500,000	San Diego County California Water Auth. (Financing Agency Water) Rev. Ser. 10B	6.138	05/01/49	575,370
3,000,000	San Francisco California City & County Public Utilities Commission Water Rev. Ser. 10DE	5.700	11/01/27	3,083,130
500,000	Sarasota County Florida Utility System Rev. Ser. 10	7.126	10/01/30	558,990
2,000,000	Seminole County Florida Water & Sewer Rev. Ser. 10B	6.443	10/01/40	2,090,200
2,000,000	South Central Connecticut Regional Water Auth. Water System Rev. Ser. 10	6.243	08/01/30	2,193,680
1,500,000	Sunrise Florida Utility System Rev. Ser. 10B	5.813	10/01/30	1,520,385
1,000,000	Tacoma Washington Water System Rev. Ser. 10B	5.371	12/01/30	1,045,850
1,275,000	Tucson Arizona Water Rev. Ser. 10	5.789	07/01/26	1,337,296
2,500,000	Upper Eagle Regional Water Auth. Colorodo Rev. Ser. 10	6.518	12/01/39	2,611,175
500,000	Western Nassau County Water Auth. Water System Rev. Ser. 10	6.701	04/01/40	555,030
				43,584,828

Total Investments (Cost $595,215,446)(a)— 98.2%	$639,103,509
Other assets less liabilities—1.8%	11,521,181
Net Assets—100.0%	$650,624,690

Investment Abbreviations:
Auth.	- Authority
COP	- Certificate of Participation
Ref.	- Refunding Bonds
Rev.	- Revenue
Ser.	- Series

Glossary of Terms:
AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.

Notes to Schedule of Investments:

(a)

At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $595,215,446. The net unrealized appreciation was $43,888,063 which consisted of aggregate gross unrealized appreciation of $44,055,630 and aggregate gross unrealized depreciation of $167,567.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares CEF Income Composite Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Closed-End Funds - 100.0%
	Bonds - 34.8%
1,334,686	AllianceBernstein Income Fund	$10,503,979
132,313	BlackRock Core Bond Trust	1,627,450
225,805	BlackRock Credit Allocation Income Trust II, Inc.	2,269,340
102,532	BlackRock Credit Allocation Income Trust III, Inc.	1,094,016
287,713	BlackRock Credit Allocation Income Trust IV	3,553,256
50,599	BlackRock Enhanced Government Fund, Inc.	771,129
186,927	BlackRock Income Opportunity Trust, Inc.	1,781,414
346,910	BlackRock Income Trust, Inc.	2,449,185
104,170	BlackRock Limited Duration Income Trust	1,754,223
118,575	Duff & Phelps Utility and Corporate Bond Trust, Inc.	1,318,554
52,094	Eaton Vance Short Duration Diversified Income Fund	867,365
51,559	Eaton Vance Tax-Advantaged Bond and Options Strategies Fund	876,503
51,842	Federated Enhanced Treasury Income Fund	795,256
70,141	Franklin Templeton Limited Duration Income Trust	988,287
94,579	Guggenheim Build America Bonds Managed Duration Trust	1,822,537
60,605	Invesco Van Kampen Bond Fund(~)	1,150,889
263,724	MFS Charter Income Trust	2,418,349
151,811	MFS Government Markets Income Trust	994,362
482,733	MFS Intermediate Income Trust	2,992,945
378,026	MFS Multimarket Income Trust	2,551,675
103,273	Nuveen Build American Bond Term Fund	1,898,158
56,538	Nuveen Floating Rate Income Opportunity Fund	647,925
41,238	Nuveen Global Government Enhanced Income Fund	591,353
54,970	Nuveen Mortgage Opportunity Term Fund	1,272,556
238,101	Nuveen Multi-Currency Short-Term Government Income Fund	3,516,752
529,343	Nuveen Multi-Strategy Income and Growth Fund	4,515,296
758,485	Nuveen Multi-Strategy Income and Growth Fund II	6,712,592
316,598	Nuveen Quality Preferred Income Fund	2,387,149
588,335	Nuveen Quality Preferred Income Fund II	4,741,980
105,956	Nuveen Quality Preferred Income Fund III	815,861
87,537	PIMCO Corporate Income Fund	1,462,743
36,485	PIMCO Income Opportunity Fund	970,501
203,059	Putnam Master Intermediate Income Trust	1,131,039
413,597	Putnam Premier Income Trust	2,518,806
78,304	Strategic Global Income Fund, Inc.	884,835
319,612	Templeton Global Income Fund	3,458,202
173,517	Wells Fargo Advantage Income Opportunities Fund	1,686,585
73,526	Western Asset Global Corporate Defined Opportunity Fund, Inc.	1,366,113
44,967	Western Asset Investment Grade Defined Opportunity Trust, Inc.	934,864
302,162	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	3,846,522
125,100	Western Asset/Claymore Inflation-Linked Securities & Income Fund	1,607,535
		89,548,081
	Bonds/High Yield - 27.5%
355,929	AllianceBernstein Global High Income Fund, Inc.	5,214,360
222,763	BlackRock Build America Bond Trust	4,101,067
66,440	BlackRock Corporate High Yield Fund III, Inc.	467,073
167,831	BlackRock Corporate High Yield Fund V, Inc.	1,933,413
112,600	BlackRock Corporate High Yield Fund VI, Inc.	1,273,506
115,320	BlackRock Corporate High Yield Fund, Inc.	803,780
361,375	BlackRock Debt Strategies Fund, Inc.	1,481,638
59,224	BlackRock Floating Rate Income	861,709
106,316	BlackRock Floating Rate Income Strategies Fund II, Inc.	1,408,687
137,922	BlackRock Floating Rate Income Strategies Fund, Inc.	2,015,040
192,749	BlackRock Senior High Income Fund, Inc.	761,359
37,639	Blackstone / GSO Senior Floating Rate Term Fund	722,669
166,647	Credit Suisse Asset Management Income Fund, Inc.	603,262
96,014	Eaton Vance Floating-Rate Income Trust	1,479,576
506,568	Eaton Vance Limited Duration Income Fund	8,191,205
84,294	Eaton Vance Senior Floating-Rate Trust	1,243,337
109,608	Flaherty & Crumrine/Claymore Preferred Securities Income Fund, Inc.	1,912,660
89,390	Global High Income Fund, Inc.	1,219,280
421,990	ING Prime Rate Trust	2,430,662
117,164	John Hancock Preferred Income Fund	2,345,623
96,189	John Hancock Preferred Income Fund II	1,928,589
148,191	John Hancock Preferred Income Fund III	2,451,079
151,597	Managed High Yield Plus Fund, Inc.	342,609
112,034	Morgan Stanley Emerging Markets Debt Fund, Inc.	1,196,523
70,042	New America High Income Fund, Inc.	729,137
218,925	Nuveen Floating Rate Income Fund	2,497,934
144,008	PIMCO Corporate Opportunity Fund	2,785,115
57,189	PIMCO Income Strategy Fund	708,572
142,222	PIMCO Income Strategy Fund II	1,460,620
91,895	PIMCO Strategic Global Government Fund, Inc.	990,628
117,600	Templeton Emerging Markets Income Fund	1,980,384
201,466	Wells Fargo Advantage Multi-Sector Income Fund	3,040,122
124,105	Western Asset Emerging Markets Debt Fund, Inc.	2,390,262
171,248	Western Asset Emerging Markets Income Fund, Inc.	2,450,559
45,504	Western Asset Global High Income Fund, Inc.	582,906
163,823	Western Asset High Income Opportunity Fund, Inc.	997,682

89,114	Western Asset High Yield Defined Opportunity Fund, Inc.	$1,678,908
138,059	Western Asset Managed High Income Fund, Inc.	835,257
36,269	Western Asset Mortgage Defined Opportunity Fund, Inc.	750,406
28,003	Western Asset Premier Bond Fund	423,125
		70,690,323
	Option Income - 37.7%
59,345	Advent Claymore Enhanced Growth & Income Fund	645,080
29,402	AGIC International & Premium Strategy Fund	382,226
32,116	BlackRock EcoSolutions Investment Trust	316,985
137,966	BlackRock Enhanced Capital and Income Fund, Inc.	1,836,327
223,330	BlackRock Enhanced Equity Dividend Trust	1,701,775
129,692	BlackRock Global Energy and Resources Trust	3,776,631
210,938	BlackRock Global Opportunities Equity Trust	3,657,665
32,031	BlackRock Health Sciences Trust	862,275
369,898	BlackRock International Growth and Income Trust	3,558,419
168,412	BlackRock Real Asset Equity Trust	2,340,927
62,272	Columbia Seligman Premium Technology Growth Fund	1,152,032
83,548	Dow 30 Enhanced Premium & Income Fund, Inc.	910,673
40,898	Dow 30 Premium & Dividend Income Fund, Inc.	570,936
216,270	Eaton Vance Enhanced Equity Income Fund	2,469,803
235,667	Eaton Vance Enhanced Equity Income Fund II	2,660,680
403,164	Eaton Vance Risk-Managed Diversified Equity Income Fund	4,632,354
122,281	Eaton Vance Tax-Managed Buy-Write Income Fund	1,589,653
338,774	Eaton Vance Tax-Managed Buy-Write Opportunities Fund	4,170,308
824,154	Eaton Vance Tax-Managed Diversified Equity Income Fund	8,612,409
577,464	Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	6,767,878
1,654,519	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	16,479,009
98,495	First Trust Enhanced Equity Income Fund	1,154,361
78,871	Guggenheim Enhanced Equity, Inc.	713,783
35,671	ING Asia Pacific High Dividend Equity Income Fund	632,090
61,826	ING Global Advantage and Premium Opportunity Fund	775,298
327,864	ING Global Equity Dividend & Premium Opportunity Fund	3,531,095
73,471	ING Infrastructure Industrials and Materials Fund	1,423,868
43,873	ING Risk Managed Natural Resources Fund	633,526
77,680	Madison/Claymore Covered Call & Equity Strategy Fund	649,405
62,231	NASDAQ Premium Income & Growth Fund, Inc.	884,303
400,911	NFJ Dividend Interest & Premium Strategy Fund	7,168,289
127,317	Nuveen Equity Premium Advantage Fund	1,544,355
81,104	Nuveen Equity Premium and Growth Fund	1,035,698
188,746	Nuveen Equity Premium Income Fund	2,251,740
324,762	Nuveen Equity Premium Opportunity Fund	3,871,163
80,346	Nuveen Global Value Opportunities Fund	1,480,777
		96,843,796
	Total Investments (Cost $259,872,453)(a)-100.0%	257,082,200
	Liabilities in excess of other assets-(0.0)%	(17,919)
	Net Assets-100.0%	$257,064,281

Notes to Schedule of Investments:
(~)

Affiliated company. The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Van Kampen Bond Fund is considered to be affiliated with the Fund. The table below shows the transactions in and earnings from the investment in Invesco Van Kampen Bond Fund for the nine months ended July 31, 2011.

				Change in
				Unrealized
	Value	Purchases	Proceeds	Appreciation	Realized	Value	Dividend
	10/31/2010	at Cost	from Sales	(Depreciation)	Gain	7/31/2011	Income
Invesco Van Kampen Bond Fund	$534,633	$656,332	$(19,574)	$(20,695)	$193	$1,150,889	$29,520

(a)

At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $260,800,552. The net unrealized depreciation was $3,718,352 which consisted of aggregate gross unrealized appreciation of $4,083,666 and aggregate gross unrealized depreciation of $7,802,018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Convertible Securities Portfolio

July 31, 2011 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Convertible Bonds— 79.9%
	Aerospace/Defense— 1.1%
$100,000	L-3 Communications Holdings, Inc.	3.000%	08/01/35	$101,250

	Airlines— 2.3%
100,000	United Continental Holdings, Inc.	6.000	10/15/29	225,750

	Auto Parts & Equipment— 2.5%
100,000	BorgWarner, Inc.	3.500	04/15/12	244,000

	Beverages— 1.2%
100,000	Molson Coors Brewing Co.	2.500	07/30/13	110,125

	Biotechnology—10.0%
400,000	Amgen, Inc., Series B	0.375	02/01/13	402,499
200,000	Gilead Sciences, Inc., 144A	1.000	05/01/14	225,000
100,000	Gilead Sciences, Inc., 144A	1.625	05/01/16	117,750
100,000	Incyte Corp. Ltd.	4.750	10/01/15	214,375
				959,624
	Coal— 1.3%
100,000	Peabody Energy Corp.	4.750	12/15/41	122,625

	Commercial Services— 1.9%
100,000	Hertz Global Holdings, Inc.	5.250	06/01/14	183,625

	Computers— 7.8%
100,000	EMC Corp., Series A	1.750	12/01/11	162,625
150,000	EMC Corp., Series B	1.750	12/01/13	250,687
150,000	NetApp, Inc.	1.750	06/01/13	232,875
100,000	SanDisk Corp.	1.500	08/15/17	108,250
				754,437
	Diversified Financial Services— 1.6%
100,000	E*Trade Financial Corp., Series A (=)		08/31/19	154,125

	Electrical Components & Equipment— 1.4%
100,000	General Cable Corp. (#)	4.500	11/15/29	131,500

	Healthcare-Products— 4.3%
100,000	Beckman Coulter, Inc.	2.500	12/15/36	120,575
100,000	Kinetic Concepts, Inc., 144A	3.250	04/15/15	143,250
150,000	Medtronic, Inc., Series B	1.625	04/15/13	152,813
				416,638
	Healthcare-Services— 1.1%
100,000	LifePoint Hospitals, Inc.	3.500	05/15/14	105,375

	Holding Companies-Diversified— 0.5%
50,000	Icahn Enterprises LP (!)	4.000	08/15/13	48,193

	Insurance— 2.6%
100,000	CNO Financial Group, Inc.	7.000	12/30/16	154,400
100,000	Old Republic International Corp.	3.750	03/15/18	95,875
				250,275
	Internet— 5.5%
100,000	priceline.com, Inc., 144A	1.250	03/15/15	185,250

$100,000	Symantec Corp., Series B	1.000%	06/15/13	$119,625
200,000	VeriSign, Inc.	3.250	08/15/37	221,000
				525,875
	Investment Companies— 1.6%
150,000	Ares Capital Corp., 144A	5.750	02/01/16	158,250

	Lodging— 1.3%
100,000	Gaylord Entertainment Co., 144A	3.750	10/01/14	126,000

	Media— 1.5%
100,000	XM Satellite Radio, Inc., 144A	7.000	12/01/14	143,250

	Mining— 3.5%
100,000	Alcoa, Inc.	5.250	03/15/14	237,625
75,000	Newmont Mining Corp., Series B	1.625	07/15/17	103,688
				341,313
	Miscellaneous Manufacturing— 4.1%
100,000	Ingersoll-Rand Global Holding Co. Ltd. (Bermuda)	4.500	04/15/12	210,750
100,000	Textron, Inc.	4.500	05/01/13	183,250
				394,000
	Oil & Gas— 2.7%
100,000	Pioneer Natural Resources Co.	2.875	01/15/38	160,250
100,000	Transocean, Inc., Series B (Cayman Islands)	1.500	12/15/37	100,125
				260,375
	Pharmaceuticals— 3.7%
100,000	Cephalon, Inc.	2.000	06/01/15	172,875
100,000	Mylan, Inc.	3.750	09/15/15	184,250
				357,125
	REITs— 7.6%
100,000	Annaly Capital Management, Inc.	4.000	02/15/15	114,750
100,000	Boston Properties LP, 144A	3.625	02/15/14	112,125
100,000	Boston Properties LP	2.875	02/15/37	101,000
150,000	Host Hotels & Resorts LP, 144A	2.625	04/15/27	151,125
150,000	iStar Financial, Inc. (!)	0.746	10/01/12	137,715
100,000	Vornado Realty LP	3.875	04/15/25	112,875
				729,590
	Semiconductors— 6.1%
100,000	Intel Corp.	2.950	12/15/35	103,250
200,000	Intel Corp.	3.250	08/01/39	238,000
200,000	Microchip Technology, Inc.	2.125	12/15/37	247,500
				588,750
	Telecommunications— 2.7%
100,000	Ciena Corp., 144A	4.000	03/15/15	110,250
100,000	Level 3 Communications, Inc.	15.000	01/15/13	150,625
				260,875
	Total Convertible Bonds (Cost $8,028,277)			7,692,945

Number of Shares
	Convertible Preferred Stocks—19.9%
	Auto Manufacturers— 3.8%
8,000	General Motors Co., Series B, $2.38	369,680

	Banks— 4.9%
100	Bank of America Corp., Series L, $72.50	97,473
1,000	Citigroup, Inc., $7.50	112,150
250	Wells Fargo & Co., Series L, $75.00	265,425
		475,048

	Electric— 2.5%
4,525	PPL Corp., $4.38	$242,721

	Insurance— 2.4%
3,000	MetLife, Inc., $3.75	233,820

	Oil & Gas— 3.9%
2,500	Apache Corp., Series D, $3.00	162,850
150	Chesapeake Energy Corp., Series 144A, $57.50	207,375
		370,225
	REITs— 1.6%
3,000	Health Care REIT, Inc., Series I, $3.25	155,550

	Telecommunications— 0.8%
1,200	Crown Castle International Corp., $3.13	71,700

	Total Convertible Preferred Stocks (Cost $1,981,499)	1,918,744

	Total Investments (Cost $10,009,776)(a)— 99.8%	9,611,689
	Other assets less liabilities—0.2%	22,151
	Net Assets—100.0%	$9,633,840

Investment Abbreviations:

REIT                     - Real Estate Investment Trust

Notes to Schedule of Investments:

144A                    - Security is exempt from registration under Rule 144A of Securities Act of 1933. This security may be resold in the transactions exempt from registration, typically to qualified institutional buyers.

(=)                                 - Denotes a zero coupon security issued at a substantial discount from its value at maturity.

(#)                                 - Denotes step up bond. The rate indicated is the current coupon as of July 31, 2011.

(!)                                    - Variable rate coupon. Stated interest rate was in effect at July 31, 2011.

(a)                         At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $10,009,776. The net unrealized depreciation was $398,087 which consisted of aggregate gross unrealized appreciation of $89,789 and aggregate gross unrealized depreciation of $487,876.

Schedule of Investments

PowerShares Emerging Markets Sovereign Debt Portfolio

July 31, 2011 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Sovereign Debt Obligations— 98.2%
	Brazil— 4.4%
$11,700,000	Republic of Brazil	8.750%	02/04/25	$16,789,500
12,500,000	Republic of Brazil	8.250	01/20/34	17,718,750
13,890,000	Republic of Brazil	7.125	01/20/37	17,883,375
				52,391,625
	Bulgaria— 4.0%
41,526,000	Republic of Bulgaria	8.250	01/15/15	48,232,449

	Colombia— 4.4%
12,200,000	Republic of Colombia	8.125	05/21/24	16,561,500
14,409,000	Republic of Colombia	7.375	09/18/37	18,623,633
15,900,000	Republic of Colombia	6.125	01/18/41	17,808,000
				52,993,133
	Croatia— 4.0%
15,344,000	Republic of Croatia	6.750	11/05/19	16,228,950
14,400,000	Republic of Croatia	6.625	07/14/20	14,994,000
16,600,000	Republic of Croatia	6.375	03/24/21	16,815,800
				48,038,750
	El Salvador— 4.1%
15,654,000	Republic of El Salvador	8.250	04/10/32	17,728,155
14,450,000	Republic of El Salvador	7.650	06/15/35	15,317,000
15,000,000	Republic of El Salvador	7.625	02/01/41	15,600,000
				48,645,155
	Hungary— 4.2%
17,135,000	Republic of Hungary	4.750	02/03/15	17,649,050
14,400,000	Republic of Hungary	6.250	01/29/20	15,120,000
16,400,000	Republic of Hungary	7.625	03/29/41	17,568,500
				50,337,550
	Indonesia— 4.5%
12,563,000	Republic of Indonesia	8.500	10/12/35	17,603,904
16,350,000	Republic of Indonesia	6.625	02/17/37	19,149,937
13,150,000	Republic of Indonesia	7.750	01/17/38	17,226,500
				53,980,341
	Lithuania— 4.3%
13,675,000	Republic of Lithuania	6.750	01/15/15	15,124,550
15,505,000	Republic of Lithuania	7.375	02/11/20	18,082,706
16,500,000	Republic of Lithuania	6.125	03/09/21	17,597,250
				50,804,506
	Mexico— 4.4%
13,250,000	United Mexican States, Series A, MTN	7.500	04/08/33	17,158,750
15,375,000	United Mexican States, Series A, MTN	6.750	09/27/34	18,565,313
15,000,000	United Mexican States, Series A, MTN	6.050	01/11/40	16,612,500
				52,336,563
	Pakistan— 4.1%
27,707,000	Islamic Republic of Pakistan	7.125	03/31/16	24,382,160
29,323,000	Islamic Republic of Pakistan	6.875	06/01/17	24,924,550
				49,306,710
	Panama— 4.3%
15,400,000	Republic of Panama	5.200	01/30/20	17,171,000
13,060,000	Republic of Panama	7.125	01/29/26	16,409,890
12,193,000	Republic of Panama	8.875	09/30/27	17,710,332
				51,291,222
	Peru— 4.4%
13,625,000	Republic of Peru	7.350	07/21/25	17,371,875

$11,954,000	Republic of Peru	8.750%	11/21/33	$17,183,875
17,700,000	Republic of Peru	5.625	11/18/50	17,567,250
				52,123,000
	Philippines— 4.3%
12,046,000	Republic of Philippines	9.500	02/02/30	18,069,000
12,785,000	Republic of Philippines	7.750	01/14/31	16,620,500
14,680,000	Republic of Philippines	6.375	10/23/34	16,554,254
				51,243,754
	Poland— 4.2%
13,672,000	Republic of Poland	5.000	10/19/15	14,834,120
15,850,000	Republic of Poland	6.375	07/15/19	18,108,625
16,600,000	Republic of Poland	5.125	04/21/21	17,305,500
				50,248,245
	Qatar— 4.4%
14,325,000	State of Qatar	6.550	04/09/19	17,172,810
11,467,000	State of Qatar	9.750	06/15/30	17,601,845
15,600,000	State of Qatar	6.400	01/20/40	17,901,000
				52,675,655
	Russia— 4.2%
15,600,000	Russian Foreign Bond - Eurobond	3.625	04/29/15	16,107,000
11,517,000	Russian Foreign Bond - Eurobond	11.000	07/24/18	16,513,075
16,000,000	Russian Foreign Bond - Eurobond	5.000	04/29/20	16,880,000
				49,500,075
	South Africa— 4.3%
14,400,000	Republic of South Africa	5.500	03/09/20	15,966,000
15,112,000	Republic of South Africa	5.875	05/30/22	17,001,000
16,500,000	Republic of South Africa	6.250	03/08/41	18,191,250
				51,158,250
	South Korea— 4.1%
23,116,000	Republic of Korea	5.125	12/07/16	26,017,821
18,800,000	Republic of Korea	7.125	04/16/19	23,169,815
				49,187,636
	Turkey— 4.4%
14,250,000	Republic of Turkey	8.000	02/14/34	17,741,250
15,728,000	Republic of Turkey	6.875	03/17/36	17,437,634
15,000,000	Republic of Turkey	7.250	03/05/38	17,212,500
				52,391,384
	Ukraine— 4.2%
15,825,000	Ukraine Government	6.580	11/21/16	16,319,531
16,840,000	Ukraine Government	6.750	11/14/17	17,319,940
15,800,000	Ukraine Government	7.750	09/23/20	16,550,500
				50,189,971
	Uruguay— 4.2%
12,100,000	Republic of Uruguay	8.000	11/18/22	15,820,750
13,100,000	Republic of Uruguay, PIK	7.875	01/15/33	17,030,000
13,225,000	Republic of Uruguay	7.625	03/21/36	16,994,125
				49,844,875
	Venezuela— 4.5%
23,300,000	Republic of Venezuela	5.750	02/26/16	18,290,500
17,643,000	Republic of Venezuela	13.625	08/15/18	17,775,323
25,000,000	Republic of Venezuela	9.000	05/07/23	18,087,500
				54,153,323
	Vietnam— 4.3%
22,972,000	Socialist Republic of Vietnam	6.875	01/15/16	25,657,059
24,325,000	Socialist Republic of Vietnam	6.750	01/29/20	25,906,125
				51,563,184
	Total Sovereign Debt Obligations (Cost $1,128,351,896)			1,172,637,356

Number of Shares
	Money Market Fund—0.4%
4,533,638	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $4,533,638)	$4,533,638

	Total Investments (Cost $1,132,885,534)(a)— 98.6%	1,177,170,994
	Other assets less liabilities—1.4%	17,106,450
	Net Assets—100.0%	$1,194,277,444

Investment Abbreviations:
MTN	- Medium-Term Notes
PIK	- Payment in Kind

Notes to Schedule of Investments:

(a)

At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $1,133,562,510. The net unrealized appreciation was $43,608,484 which consisted of aggregate gross unrealized appreciation of $47,392,719 and aggregate gross unrealized depreciation of $3,784,235.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Fundamental High Yield® Corporate Bond Portfolio

July 31, 2011 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds— 98.0%
	Advertising— 1.3%
$1,600,000	Interpublic Group of Cos., Inc. (The)	6.250%	11/15/14	$1,788,000
1,500,000	Interpublic Group of Cos., Inc. (The)	10.000	07/15/17	1,781,250
1,800,000	Lamar Media Corp.	9.750	04/01/14	2,090,250
1,200,000	Lamar Media Corp.	7.875	04/15/18	1,281,000
				6,940,500
	Aerospace/Defense— 1.1%
2,400,000	Alliant Techsystems, Inc.	6.875	09/15/20	2,508,000
1,475,000	BE Aerospace, Inc.	8.500	07/01/18	1,631,719
1,500,000	Triumph Group, Inc.	8.625	07/15/18	1,653,750
				5,793,469
	Agriculture— 0.3%
1,600,000	Alliance One International, Inc.	10.000	07/15/16	1,544,000

	Apparel— 0.5%
3,000,000	Hanesbrands, Inc.	6.375	12/15/20	3,000,000

	Auto Parts & Equipment— 2.7%
2,900,000	Dana Holding Corp.	6.500	02/15/19	2,950,750
4,940,000	Goodyear Tire & Rubber Co. (The)	8.250	08/15/20	5,446,350
3,273,000	Lear Corp.	8.125	03/15/20	3,600,300
2,430,000	Tenneco, Inc.	6.875	12/15/20	2,527,200
				14,524,600
	Banks— 4.0%
4,410,000	Discover Bank	8.700	11/18/19	5,465,961
3,830,000	M&I Marshall & Ilsley Bank	4.850	06/16/15	4,195,014
3,700,000	Regions Bank	7.500	05/15/18	3,875,473
3,377,000	Regions Financial Corp.	7.750	11/10/14	3,602,935
5,050,000	Synovus Financial Corp.	5.125	06/15/17	4,481,875
				21,621,258
	Beverages— 0.6%
1,200,000	Constellation Brands, Inc.	8.375	12/15/14	1,383,000
1,500,000	Constellation Brands, Inc.	7.250	05/15/17	1,650,000
				3,033,000
	Biotechnology— 0.9%
1,875,000	Bio-Rad Laboratories, Inc.	4.875	12/15/20	1,941,152
1,210,000	Life Technologies Corp.	4.400	03/01/15	1,300,959
1,270,000	Life Technologies Corp.	6.000	03/01/20	1,431,426
				4,673,537
	Building Materials— 1.2%
1,500,000	Masco Corp.	5.875	07/15/12	1,543,704
1,770,000	Masco Corp.	6.125	10/03/16	1,811,584
2,500,000	Owens Corning	9.000	06/15/19	3,052,778
				6,408,066
	Chemicals— 3.6%
3,000,000	Ashland, Inc.	9.125	06/01/17	3,420,000
3,100,000	Celanese US Holdings LLC	6.625	10/15/18	3,363,500
2,000,000	CF Industries, Inc.	7.125	05/01/20	2,350,000
3,200,000	Huntsman International LLC	8.625	03/15/21	3,580,000
2,800,000	Nalco Co.	8.250	05/15/17	3,164,000
1,840,000	PolyOne Corp.	7.375	09/15/20	1,964,200
1,615,000	Solutia, Inc.	8.750	11/01/17	1,800,725
				19,642,425

	Coal— 2.1%
$2,400,000	Alpha Natural Resources, Inc.	6.000%	06/01/19	$2,487,000
1,993,000	Arch Coal, Inc.	8.750	08/01/16	2,222,195
2,700,000	Consol Energy, Inc.	8.000	04/01/17	2,990,250
3,300,000	Peabody Energy Corp.	6.500	09/15/20	3,580,500
				11,279,945
	Commercial Services— 4.2%
2,354,000	Avis Budget Car Rental LLC	9.625	03/15/18	2,562,918
3,400,000	Avis Budget Car Rental LLC	8.250	01/15/19	3,523,250
1,700,000	Cenveo Corp.	8.875	02/01/18	1,653,250
1,800,000	Corrections Corp. of America	7.750	06/01/17	1,964,250
1,500,000	National Money Mart Co. (Canada)	10.375	12/15/16	1,661,250
3,300,000	PHH Corp.	7.125	03/01/13	3,448,500
2,200,000	R.R. Donnelley & Sons Co.	4.950	04/01/14	2,288,000
1,400,000	R.R. Donnelley & Sons Co.	7.250	05/15/18	1,442,350
2,000,000	United Rentals North America, Inc.	9.250	12/15/19	2,247,500
1,765,000	Verisk Analytics, Inc.	5.800	05/01/21	1,940,093
				22,731,361
	Computers— 0.6%
3,300,000	Seagate Technology HDD Holdings (Cayman Islands)	6.800	10/01/16	3,514,500

	Diversified Financial Services— 8.8%
4,000,000	E*Trade Financial Corp.	6.750	06/01/16	4,240,000
6,390,000	Ford Motor Credit Co. LLC	7.000	10/01/13	6,887,366
5,500,000	Ford Motor Credit Co. LLC	8.000	12/15/16	6,313,065
3,050,000	Icahn Enterprises LP	8.000	01/15/18	3,164,375
7,100,000	International Lease Finance Corp.	8.625	09/15/15	7,854,375
7,000,000	International Lease Finance Corp.	8.250	12/15/20	7,805,000
3,200,000	SLM Corp., MTN	6.250	01/25/16	3,351,744
3,808,000	SLM Corp., MTN	8.000	03/25/20	4,178,838
3,800,000	Textron Financial Corp.	5.400	04/28/13	4,035,706
				47,830,469
	Electric— 5.2%
2,900,000	AES Corp. (The)	7.750	10/15/15	3,146,500
2,633,000	AES Corp. (The)	8.000	10/15/17	2,856,805
4,940,000	Ameren Corp.	8.875	05/15/14	5,755,915
3,000,000	Edison Mission Energy	7.500	06/15/13	3,015,000
3,734,000	Edison Mission Energy	7.000	05/15/17	2,856,510
1,800,000	GenOn Energy, Inc.	7.625	06/15/14	1,881,000
1,800,000	GenOn Energy, Inc.	7.875	06/15/17	1,818,000
5,200,000	NRG Energy, Inc.	8.250	09/01/20	5,382,000
1,500,000	Public Service Co. of New Mexico	7.950	05/15/18	1,730,489
				28,442,219
	Electronics— 0.6%
3,200,000	Jabil Circuit, Inc.	5.625	12/15/20	3,168,000

	Energy-Alternate Sources— 0.5%
2,275,000	Covanta Holding Corp.	7.250	12/01/20	2,480,353

	Entertainment— 0.6%
1,700,000	Cinemark USA, Inc.	8.625	06/15/19	1,865,750
1,500,000	Pinnacle Entertainment, Inc.	8.625	08/01/17	1,638,750
				3,504,500
	Food— 4.6%
970,000	B&G Foods, Inc.	7.625	01/15/18	1,042,750
5,600,000	Dean Foods Co.	7.000	06/01/16	5,572,000
1,600,000	Ingles Markets, Inc.	8.875	05/15/17	1,728,000
3,200,000	Smithfield Foods, Inc.	7.750	07/01/17	3,400,000
6,407,000	SUPERVALU, Inc.	8.000	05/01/16	6,679,297
1,000,000	TreeHouse Foods, Inc.	7.750	03/01/18	1,071,250

$4,400,000	Tyson Foods, Inc.	10.500%	03/01/14	$5,269,000
				24,762,297
	Forest Products & Paper— 0.8%
760,000	Cascades, Inc. (Canada)	7.750	12/15/17	790,400
2,600,000	Domtar Corp.	10.750	06/01/17	3,367,000
				4,157,400
	Healthcare-Products— 1.2%
1,600,000	Alere, Inc.	9.000	05/15/16	1,674,000
900,000	Alere, Inc.	8.625	10/01/18	931,500
1,800,000	Boston Scientific Corp.	4.500	01/15/15	1,940,971
1,800,000	Boston Scientific Corp.	6.000	01/15/20	2,054,822
				6,601,293
	Healthcare-Services— 3.1%
1,000,000	Coventry Health Care, Inc.	6.300	08/15/14	1,104,930
2,200,000	Coventry Health Care, Inc.	5.450	06/15/21	2,332,825
3,500,000	Health Net, Inc.	6.375	06/01/17	3,657,500
2,500,000	LifePoint Hospitals, Inc.	6.625	10/01/20	2,565,625
1,600,000	Tenet Healthcare Corp.	9.000	05/01/15	1,712,000
2,800,000	Tenet Healthcare Corp.	10.000	05/01/18	3,199,000
2,150,000	Universal Health Services, Inc.	7.125	06/30/16	2,391,875
				16,963,755
	Holding Companies-Diversified— 0.8%
1,500,000	Leucadia National Corp.	8.125	09/15/15	1,657,500
1,000,000	Leucadia National Corp.	7.125	03/15/17	1,046,250
1,400,000	Susser Holdings LLC	8.500	05/15/16	1,501,500
				4,205,250
	Home Builders— 3.0%
2,600,000	Centex Corp.	6.500	05/01/16	2,743,000
3,500,000	D.R. Horton, Inc.	6.500	04/15/16	3,675,000
2,000,000	KB Home	6.250	06/15/15	1,895,000
2,000,000	Lennar Corp., Series B	5.600	05/31/15	1,990,000
1,500,000	Lennar Corp., Series B	12.250	06/01/17	1,845,000
1,000,000	Pulte Group, Inc.	5.250	01/15/14	1,023,750
1,200,000	Standard Pacific Corp.	8.375	05/15/18	1,215,000
1,750,000	Toll Brothers Finance Corp.	8.910	10/15/17	2,078,591
				16,465,341
	Household Products/Wares— 1.0%
1,500,000	ACCO Brands Corp.	10.625	03/15/15	1,681,875
1,600,000	Central Garden and Pet Co.	8.250	03/01/18	1,656,000
2,140,000	Jarden Corp.	7.500	05/01/17	2,249,675
				5,587,550
	Internet— 0.8%
1,700,000	Equinix, Inc.	8.125	03/01/18	1,878,500
2,700,000	Expedia, Inc.	5.950	08/15/20	2,704,037
				4,582,537
	Iron/Steel— 1.9%
2,400,000	AK Steel Corp.	7.625	05/15/20	2,466,000
1,975,000	Steel Dynamics, Inc.	7.375	11/01/12	2,095,969
1,300,000	Steel Dynamics, Inc.	7.625	03/15/20	1,400,750
4,290,000	United States Steel Corp.	7.375	04/01/20	4,477,687
				10,440,406
	Leisure Time— 1.1%
1,750,000	Royal Caribbean Cruises Ltd. (Liberia)	7.000	06/15/13	1,879,063
3,700,000	Royal Caribbean Cruises Ltd. (Liberia)	7.250	06/15/16	4,005,250
				5,884,313
	Lodging— 2.4%
1,750,000	MGM Resorts International	10.375	05/15/14	2,008,125
1,500,000	MGM Resorts International	11.125	11/15/17	1,736,250
1,700,000	Starwood Hotels & Resorts Worldwide, Inc.	7.875	10/15/14	1,950,750
1,600,000	Starwood Hotels & Resorts Worldwide, Inc.	6.750	05/15/18	1,796,000
2,600,000	Wyndham Worldwide Corp.	6.000	12/01/16	2,825,945

$2,500,000	Wynn Las Vegas LLC	7.750%	08/15/20	$2,775,000
				13,092,070
	Machinery-Diversified— 0.3%
1,450,000	Manitowoc Co., Inc. (The)	8.500	11/01/20	1,584,125

	Media— 2.6%
1,900,000	Cablevision Systems Corp.	8.625	09/15/17	2,109,000
2,000,000	CSC Holdings LLC	8.500	04/15/14	2,240,000
1,600,000	CSC Holdings LLC	8.500	06/15/15	1,736,000
2,743,000	DISH DBS Corp.	7.125	02/01/16	2,941,867
2,200,000	DISH DBS Corp.	7.875	09/01/19	2,428,250
729,000	Entravision Communications Corp.	8.750	08/01/17	765,450
1,700,000	McClatchy Co. (The)	11.500	02/15/17	1,806,250
				14,026,817
	Mining— 0.8%
1,200,000	Vulcan Materials Co.	7.000	06/15/18	1,200,000
3,200,000	Vulcan Materials Co.	7.500	06/15/21	3,215,469
				4,415,469
	Miscellaneous Manufacturing— 0.5%
2,400,000	SPX Corp.	7.625	12/15/14	2,676,000

	Oil & Gas— 9.8%
2,500,000	Anadarko Petroleum Corp.	7.625	03/15/14	2,879,200
3,300,000	Anadarko Petroleum Corp.	6.375	09/15/17	3,895,204
1,200,000	Berry Petroleum Co.	10.250	06/01/14	1,377,000
2,160,000	Chesapeake Energy Corp.	9.500	02/15/15	2,548,800
913,000	Chesapeake Energy Corp.	6.500	08/15/17	997,453
2,500,000	Chesapeake Energy Corp.	6.625	08/15/20	2,712,500
1,700,000	Cimarex Energy Co.	7.125	05/01/17	1,797,750
1,000,000	Concho Resources, Inc.	7.000	01/15/21	1,080,000
1,700,000	Continental Resources, Inc.	7.125	04/01/21	1,827,500
850,000	Denbury Resources, Inc.	9.750	03/01/16	954,125
3,000,000	Denbury Resources, Inc.	8.250	02/15/20	3,330,000
1,700,000	EXCO Resources, Inc.	7.500	09/15/18	1,695,750
1,000,000	Forest Oil Corp.	8.500	02/15/14	1,092,500
2,089,000	Forest Oil Corp.	7.250	06/15/19	2,183,005
1,124,000	Newfield Exploration Co.	7.125	05/15/18	1,202,680
2,700,000	Newfield Exploration Co.	6.875	02/01/20	2,922,750
2,100,000	Petrohawk Energy Corp.	7.250	08/15/18	2,451,750
2,400,000	Pioneer Natural Resources Co.	6.650	03/15/17	2,654,438
1,000,000	Plains Exploration & Production Co.	10.000	03/01/16	1,135,000
1,200,000	Plains Exploration & Production Co.	6.625	05/01/21	1,255,500
2,300,000	QEP Resources, Inc.	6.875	03/01/21	2,507,000
1,500,000	Quicksilver Resources, Inc.	11.750	01/01/16	1,740,000
1,500,000	Range Resources Corp.	6.750	08/01/20	1,646,250
1,700,000	SandRidge Energy, Inc.	8.750	01/15/20	1,874,250
1,400,000	Southwestern Energy Co.	7.500	02/01/18	1,620,500
2,000,000	Tesoro Corp.	6.500	06/01/17	2,060,000
1,700,000	Whiting Petroleum Corp.	6.500	10/01/18	1,759,500
				53,200,405
	Oil & Gas Services— 0.4%
2,150,000	Key Energy Services, Inc.	6.750	03/01/21	2,225,250

	Packaging & Containers— 2.1%
2,870,000	Ball Corp.	6.750	09/15/20	3,085,250
1,600,000	Graphic Packaging International, Inc.	9.500	06/15/17	1,780,000
3,500,000	Owens-Brockway Glass Container, Inc.	7.375	05/15/16	3,841,250
2,500,000	Sealed Air Corp.	7.875	06/15/17	2,720,242
				11,426,742

	Pharmaceuticals— 0.4%
$1,800,000	Omnicare, Inc.	7.750%	06/01/20	$1,971,000

	Pipelines— 1.9%
4,154,000	El Paso Corp.	7.000	06/15/17	4,831,484
5,465,000	Kinder Morgan Finance Co. ULC (Canada)	5.700	01/05/16	5,765,575
				10,597,059
	Real Estate— 0.4%
1,860,000	CB Richard Ellis Services, Inc.	11.625	06/15/17	2,162,250

	REITs— 2.3%
800,000	DuPont Fabros Technology LP	8.500	12/15/17	880,000
3,550,000	Host Hotels & Resorts LP	6.000	11/01/20	3,652,062
6,900,000	Weyerhaeuser Co.	7.375	10/01/19	8,047,912
				12,579,974
	Retail— 6.6%
3,300,000	AutoNation, Inc.	6.750	04/15/18	3,564,000
5,300,000	Gap, Inc. (The)	5.950	04/12/21	5,238,865
4,800,000	J.C. Penney Co.	5.650	06/01/20	4,776,000
4,175,000	Limited Brands, Inc.	6.900	07/15/17	4,529,875
3,123,000	Macy’s Retail Holdings, Inc.	5.750	07/15/14	3,454,463
2,700,000	Macy’s Retail Holdings, Inc.	5.900	12/01/16	3,080,902
1,600,000	Phillips-Van Heusen Corp.	7.375	05/15/20	1,732,000
2,650,000	Rite Aid Corp.	9.750	06/12/16	2,948,125
4,400,000	Rite Aid Corp.	8.000	08/15/20	4,895,000
1,700,000	Wendy’s/Arby’s Restaurants LLC	10.000	07/15/16	1,895,500
				36,114,730
	Semiconductors— 0.6%
3,250,000	Advanced Micro Devices, Inc.	8.125	12/15/17	3,469,375

	Software— 0.6%
3,075,000	Fidelity National Information Services, Inc.	7.625	07/15/17	3,294,094

	Telecommunications— 8.7%
1,500,000	American Tower Corp.	4.625	04/01/15	1,612,826
1,000,000	American Tower Corp.	4.500	01/15/18	1,042,249
2,400,000	CenturyLink, Inc.	6.450	06/15/21	2,479,697
2,000,000	Cincinnati Bell, Inc.	8.375	10/15/20	2,025,000
1,750,000	Cricket Communications, Inc.	7.750	05/15/16	1,874,687
972,000	Crown Castle International Corp.	9.000	01/15/15	1,069,200
1,000,000	Crown Castle International Corp.	7.125	11/01/19	1,071,250
2,100,000	Embarq Corp.	7.082	06/01/16	2,404,931
2,100,000	Frontier Communications Corp.	6.250	01/15/13	2,194,500
1,800,000	Frontier Communications Corp.	8.500	04/15/20	1,984,500
1,500,000	GCI, Inc.	8.625	11/15/19	1,657,500
495,000	GeoEye, Inc.	9.625	10/01/15	568,012
1,600,000	Global Crossing Ltd. (Bermuda)	12.000	09/15/15	1,864,000
2,600,000	MetroPCS Wireless, Inc.	6.625	11/15/20	2,613,000
2,500,000	NII Capital Corp.	10.000	08/15/16	2,893,750
1,000,000	PAETEC Holding Corp.	8.875	06/30/17	1,080,000
2,000,000	SBA Telecommunications, Inc.	8.000	08/15/16	2,147,500
8,030,000	Sprint Nextel Corp.	6.000	12/01/16	8,070,150
3,900,000	Virgin Media Finance PLC, Series 1 (United Kingdom)	9.500	08/15/16	4,407,000
2,000,000	Windstream Corp.	8.125	08/01/13	2,185,000
2,000,000	Windstream Corp.	7.750	10/15/20	2,130,000
				47,374,752
	Transportation— 0.5%
1,500,000	Bristow Group, Inc.	7.500	09/15/17	1,578,750
1,000,000	RailAmerica, Inc.	9.250	07/01/17	1,105,000
				2,683,750
	Total Corporate Bonds (Cost $517,644,172)			532,676,206

Number of Shares
	Money Market Fund—0.8%
4,600,240	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $4,600,240)	$4,600,240

	Total Investments (Cost $522,244,412)(a)— 98.8%	537,276,446
	Other assets less liabilities—1.2%	6,506,913
	Net Assets—100.0%	$543,783,359

Investment Abbreviations:
MTN	- Medium-Term Notes
REIT	- Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $522,259,543. The net unrealized appreciation was $15,016,903 which consisted of aggregate gross unrealized appreciation of $16,173,832 and aggregate gross unrealized depreciation of $1,156,929.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Insured California Municipal Bond Portfolio

July 31, 2011 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds — 97.3%
	Ad Valorem Property Tax — 27.8%
$1,350,000	Antelope Valley California Community College District (Election 2004) Ser. 07B NATL RE	5.250%	08/01/39	$1,356,197
500,000	Arcadia California Unified School District (Election 2006) Ser. 07A AGM	5.000	08/01/37	494,975
1,000,000	Colton California Joint Unified School District (Election 2008) Ser. 09-A AGC	5.375	08/01/34	1,004,830
1,000,000	Corona-Norco California Unified School District (Election 2006) Ser. 09C AGM	5.500	08/01/39	1,016,800
500,000	Desert California Community College District Ser. 07C AGM	5.000	08/01/37	491,430
1,500,000	El Monte California Union High School District (Election of 2008) Ser. 09A AGC	5.500	06/01/34	1,546,020
500,000	Los Angeles California Community College District (Election 2001) Ser. 07A NATL RE	5.000	08/01/32	508,800
1,505,000	Los Angeles Unified School District (Election 2002) Ser. 07C AGM	5.000	07/01/32	1,537,342
1,100,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.000	07/01/31	1,078,209
500,000	Riverside Community College District (Election 2004) Ser. 07C NATL RE	5.000	08/01/32	505,675
400,000	San Diego California Community College District (Election 2006) Ser. 07 AGM	5.000	08/01/32	410,404
				9,950,682
	College Revenue — 2.6%
500,000	California State University Rev. Systemwide Ser. 07A AGM	5.000	11/01/37	492,060
450,000	University of California General Revenue Ser. 03A AMBAC	5.000	05/15/36	437,508
				929,568
	Electric Power Revenue — 6.2%
800,000	Anaheim California Public Financing Auth. Rev. (Electric System Distribution Facilities) Ser. 02-A AGM	5.000	10/01/31	802,448
400,000	Los Angeles California Water & Power Rev. (Power System) Sub-Ser. 07A-1 AMBAC	5.000	07/01/39	400,592
1,000,000	Redding California Electric System Rev. COP Ser. 08A AGM	5.000	06/01/30	1,025,500
				2,228,540
	General Fund — 1.0%
400,000	California State Ref. Ser. 07 NATL RE	4.250	08/01/33	352,956

	Highway Tolls Revenue — 1.0%
400,000	Puerto Rico Commonwealth Highway & Transportation Auth. Rev. Ref. Ser. 07N FGIC	5.250	07/01/39	362,584

	Hospital Revenue — 8.2%
1,000,000	California Statewide Communities Development Auth. Rev. (Catholic Healthcare West) Ser. 07K AGC	5.500	07/01/41	1,003,950
1,000,000	California Statewide Communities Development Auth. Rev. (St. Joseph Health System-Remarketed) Insured Ser. 07C FGIC	5.750	07/01/47	1,007,300
945,000	University of California Regents Medical Center Pooled Rev. Ser. 07A NATL RE	4.750	05/15/31	922,424
				2,933,674
	Lease Revenue — 18.7%
1,000,000	Carlsbad California University School District COP Ser. 09A AGC	5.000	10/01/34	983,760
1,500,000	Kern County California COP (Capital Improvements Projects) Ser. 09A AGC	5.750	08/01/35	1,529,220
1,000,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Real Property) Ser. 09B AGC	5.500	04/01/39	997,100

$400,000	Los Angeles California Municipal Improvement Corp., Lease Rev. Police Headquarters FAC Ser. 06A NATL RE	4.250%	01/01/37	$320,444
500,000	Los Angeles California Municipal Improvement Corp., Lease Rev. Ser. 07B-1 NATL RE	4.750	08/01/37	438,245
1,000,000	Richmond Joint Powers Financing Auth. Lease Rev. (Civic Center Project) Ser. 09 AGC	5.750	08/01/29	1,073,430
400,000	Santa Clara Valley California Water District (CTFS Partner Water Utility System Improvement) Ser. 07A NATL RE	5.000	06/01/37	402,180
1,000,000	Yuba California Levee Financing Auth. Rev. (Levee Financing Project) Ser. 08A AGC	5.000	09/01/38	971,080
				6,715,459
	Miscellaneous Taxes — 2.9%
1,000,000	Los Angeles California (Tax & Rev. Anticipation Notes) Ser. 11	2.500	08/12/12	1,023,020

	Sales Tax Revenue — 5.6%
1,500,000	Los Angeles County California Metropolitan Transportation Auth. Sales Tax Rev. (Proposition A First Tier Senior) Ser. 05-A AMBAC	5.000	07/01/35	1,513,710
500,000	San Mateo County California Transit District (Sales Tax) Rev. Ref. Ser. 05A NATL RE	4.750	06/01/34	501,530
				2,015,240
	Sewer Revenue — 6.1%
400,000	Bakersfield California Wastewater Rev. Ser. 07A AGM	5.000	09/15/32	407,144
400,000	Clovis California Public Financing Auth. Wastewater Rev. Ser. 07 AMBAC	4.500	08/01/38	348,956
500,000	Fresno California Sewer Rev. Ser. 08A AGC	5.000	09/01/37	494,945
460,000	Hollister California Joint Powers Financing Auth. (Wastewater Rev. Refinancing & Improvement Project) Ser. 01 AGM	5.000	06/01/32	452,368
500,000	Los Angeles California Wastewater System Rev. Ref. Ser. 05A NATL RE	4.750	06/01/35	494,340
				2,197,753
	Special Assessment — 4.4%
1,500,000	Sacramento California Area Flood Control Agency Consolidated Capital Assessment District Ser. 08 BHAC	5.625	10/01/37	1,565,820

	Special Tax — 3.5%
1,375,000	Tustin California Unified School District Special Tax Senior Lien (Community Facilities District No. 97-1) Ser. 02A AGM	5.000	09/01/38	1,269,084

	Tax Increment Revenue — 0.8%
400,000	San Jose California Redevelopment Agency Tax Allocation Ref. (Merged Area Redevelopment Project) Ser. 06C NATL RE	4.250	08/01/30	291,436

	Water Revenue — 8.5%
1,000,000	East Bay California Municipal Utility District Water System Rev. Ref. Ser. 07A NATL RE	5.000	06/01/32	1,044,600
500,000	East Bay California Municipal Utility District Water System Rev. Subordinated Ser. 05A NATL RE	5.000	06/01/35	510,610
500,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth. Rev. (Senior Lien) Ser. 08A AGC	5.125	07/01/47	485,990
500,000	San Francisco City & County Public Utilities Commission Water Rev. Ser. 06A AGM	4.500	11/01/31	505,075
500,000	San Luis Obispo County California Financing Auth. Rev. (Nacimiento Water Project) Ser. 07A NATL RE	5.000	09/01/38	492,680
				3,038,955

	Total Investments (Cost $34,944,614)(a)(b)— 97.3%			34,874,771
	Other assets less liabilities—2.7%			955,567
	Net Assets—100.0%			$35,830,338

Investment Abbreviations:
Auth.	- Authority
COP	- Certificate of Participation
Ref.	- Refunding Bonds
Rev.	- Revenue
Ser.	- Series

Glossary of Terms:
AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BHAC	- Berkshire Hathaway Assurance Corp.
FGIC	- Financial Guaranty Insurance Co.
NATL RE	- National Public Finance Guarantee Corp.

Notes to Schedule of Investments:
(a)

This table, as of July 31, 2011, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Corp.	28.9%
Assured Guaranty Municipal Corp.	28.6
National Public Finance Guarantee Corp.	23.4
American Municipal Bond Assurance Corp.	7.7

(b)

At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $34,944,614. The net unrealized depreciation was $69,843 which consisted of aggregate gross unrealized appreciation of $680,333 and aggregate gross unrealized depreciation of $750,176.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Insured National Municipal Bond Portfolio

July 31, 2011 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

	Municipal Bonds — 98.7%
	Ad Valorem Property Tax — 11.5%
$2,000,000	Arcadia California Unified School District (Election 2006) Ser. 07A AGM	5.000%	08/01/37	$1,979,900
2,150,000	Beaumont Texas Independent School District School Building Ser. 09 AGC	5.000	02/15/38	2,201,041
3,000,000	Beaver County Pennsylvania Ser. 09 AGM	5.550	11/15/31	3,178,950
3,000,000	California State Ser. 05 NATL RE	4.750	03/01/35	2,844,960
1,500,000	Chicago Illinois Ref. Ser. 10A AGM	5.000	01/01/27	1,506,060
11,500,000	Chicago Illinois Ref. Ser. 10A AGM	5.000	01/01/28	11,515,180
1,500,000	Chicago Illinois Ref. Ser. 10A AGM	5.000	01/01/29	1,494,750
5,000,000	Corona-Norca California Unified School District (Election 2006) Ser. 09B AGC	5.375	02/01/34	5,088,850
2,000,000	Corona-Norco California Unified School District (Election 2006) Ser. 09C AGM	5.500	08/01/39	2,033,600
1,500,000	District of Columbia Ser. 08E BHAC	5.000	06/01/33	1,531,200
1,000,000	El Monte California Union High School District (Election of 2008) Ser. 09A AGC	5.500	06/01/34	1,030,680
2,000,000	Lackawanna County Pennsylvania Ser. 10B AGM	5.000	09/01/35	1,929,380
2,500,000	Los Angeles Unified School District (Election 2002) Ser. 07C AGM	5.000	07/01/32	2,553,725
2,500,000	Philadelphia Pennsylvania Ser. 09B AGC	7.125	07/15/38	2,723,475
3,000,000	Port St. Lucie Florida Utility Rev. Ref. System Ser. 09 AGC	5.000	09/01/35	3,017,640
2,600,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.250	07/01/30	2,636,504
500,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.000	07/01/31	490,095
890,000	Reading Pennsylvania School District (State Aid Withholding) Ser. 08 AGM	5.000	03/01/35	894,708
2,000,000	Riverside Community College District (Election 2004) Ser. 07C NATL RE	5.000	08/01/32	2,022,700
2,500,000	San Jacinto Unified School District (Election 2006) Ser. 07 AGM	5.250	08/01/32	2,554,075
2,500,000	Victor Valley California Union High School District (Election 2008) Ser. 09A AGC	5.000	08/01/34	2,516,375
2,535,000	Yosemite California Community College District (Election 2004) Ser. 08C AGM	5.000	08/01/32	2,567,828
				58,311,676
	Auto Parking Revenue — 0.9%
2,000,000	Miami Florida Special Obligation (Marlins Stadium Project) Ser. 10A AGM	5.250	07/01/35	1,994,500
2,500,000	Miami Florida Special Obligation (Marlins Stadium Project) Ser. 10A AGM	5.250	07/01/39	2,453,200
				4,447,700
	College Revenue — 3.4%
3,000,000	California State University Rev. Systemwide Ser. 09A AGC	5.250	11/01/38	3,022,530
3,000,000	District of Columbia Rev. (Catholic University of America) Ser. 07 NATL RE	5.000	10/01/29	3,014,490
4,245,000	Georgia State Higher Education Facilities Auth. Rev. (USG Real Estate III) Ser. 10A AGC	5.000	06/15/38	4,063,399
1,000,000	Lafayette Louisiana Public Trust Financing Auth. Rev. Ragin’ Cajun Facilities (Housing & Parking Project) Ser. 10 AGM	5.500	10/01/41	1,002,770
1,250,000	Massachusetts State Health & Educational Facilities Auth. Rev. (Massachusetts Institute of Technology) Ser. 09O	6.000	07/01/36	1,407,638
1,000,000	New York State Dormitory Auth. Rev. (The New School) Ser. 10 AGM	5.500	07/01/43	1,027,590
250,000	New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt (Fordham University) Ser. 08B AGC	5.000	07/01/38	251,002
2,000,000	University of California Rev. Ser. 05C NATL RE	4.750	05/15/37	1,894,580

$1,390,000	University of Northern Colorado Greeley Institutional Enterprise Rev. Ref. Ser. 11A	4.375%	06/01/31	$1,383,536
				17,067,535
	Electric Power Revenue — 1.5%
3,000,000	Guam Power Auth. Rev. Ser. 10A (Guam) AGM	5.000	10/01/37	2,973,840
900,000	Kentucky State Municipal Power Agency System Rev. (Prairie State Project) Ser. 07A NATL RE	5.000	09/01/37	896,067
2,500,000	Long Island Power Auth. New York Electric Systems Rev. General Ser. 08A BHAC	5.500	05/01/33	2,655,050
1,000,000	Redding California Electric System Rev. COP Ser. 08A AGM	5.000	06/01/30	1,025,500
				7,550,457
	General Fund — 0.1%
500,000	California State Ref. Ser. 07 NATL RE	4.250	08/01/33	441,195

	Highway Tolls Revenue — 8.9%
7,500,000	Delaware River Port Auth. Pennsylvania & New Jersey Rev. Ser. 10D AGM	5.000	01/01/40	7,638,900
500,000	Miami-Dade County Florida Expressway Auth. Toll System Rev. Ser. 06 AMBAC	5.000	07/01/37	487,915
4,250,000	North Carolina Turnpike Auth. Triangle Expressway System Rev. Ser. 09A AGC	5.500	01/01/29	4,512,395
4,000,000	North Carolina Turnpike Auth. Triangle Expressway System Rev. Ser. 09A AGC	5.750	01/01/39	4,146,120
16,000,000	North Texas Tollway Auth. Rev. Ref. System (First Tier) Ser. 08K-1 AGC	5.750	01/01/38	16,554,560
3,000,000	Pennsylvania State Turnpike Commission Rev. Subordinate Ser. 11A	6.500	12/01/36	3,292,080
8,000,000	Pennsylvania State Turnpike Common Turnpike Rev. Subordinate Ser. 08C AGC	6.250	06/01/38	8,566,960
				45,198,930
	Hospital Revenue — 17.3%
500,000	Birmingham Alabama Special Care Facilities Financing Auth. Health Care Facilities Rev. (Children’s Hospital) Ser. 09 AGC	6.000	06/01/34	535,360
2,500,000	Birmingham Alabama Special Care Facilities Financing Auth. Health Care Facilities Rev. (Children’s Hospital) Ser. 09 AGC	6.000	06/01/39	2,648,475
500,000	California Health Facilities Financing Auth. Rev. (Childrens Hospital Los Angeles) Ser. 10A AGM	5.250	07/01/38	457,505
1,000,000	California Statewide Communities Development Auth. Rev. (Catholic Healthcare West) Ser. 07K AGC	5.500	07/01/41	1,003,950
5,000,000	Christian County Kentucky Hospital Rev. (Hospital-Jennie Stuart Medical Center) Ser. 06 AGC	5.500	02/01/36	5,048,850
2,500,000	Cobb County Georgia Kennestone Hospital Auth. Rev. Certificates Sub-Ser 05B AMBAC	5.500	04/01/37	2,560,325
5,000,000	Colorado Health Facilities Auth. Rev. (Catholic Health) Ser. 06C-1 AGM	5.100	10/01/41	4,992,000
300,000	Connecticut State Health & Educational Facility Auth. (Yale - New Haven Hospital) Ser. 06J-1 AMBAC	5.000	07/01/31	306,003
1,570,000	District of Columbia Hospital Rev. (Children’s Hospital Obligation Group) Ser. 08 AGC	5.250	07/15/38	1,504,500
3,000,000	District of Columbia Rev. (Medlantic/Helix-Remarketed) Ser. 98C AGM	5.000	08/15/38	2,892,270
3,000,000	Gwinnett County Georgia Hospital Auth. RAC (Gwinnett Hospital System) Ser. 07D AGM	5.500	07/01/41	2,986,740
2,000,000	Halifax Hospital Medical Center (Florida Hospital) Rev. Ser. 06B-1 AGM	5.500	06/01/38	2,006,600
3,800,000	Harris County Health Facilities Development Corp. Thermal Utility Rev. (TECO Project) Ser. 08 AGC	5.125	11/15/37	3,860,876
1,000,000	Illinois Finance Auth. Rev. (Carle Foundation) Ser. 11A AGM	6.000	08/15/41	1,008,220
1,000,000	Illinois Financing Auth. Rev. (Southern Illinois Healthcare) Ser. 05 AGM	5.250	03/01/30	1,015,830
1,700,000	Indiana Health & Educational Facilities Finance Auth. Rev. (St. Francis) Ref. Ser. 06E AGM	5.250	05/15/41	1,667,224
2,500,000	Iowa Finance Auth. Health Facilities Rev. (Remarketed) Ser. 08A AGC	5.625	08/15/37	2,567,350

$5,500,000	Jefferson Parish Louisiana Hospital District No. 1 Hospital Rev. (West Jefferson Medical Center) Ser. 98B AGM	5.250%	01/01/28	$5,548,070
2,000,000	Johnston North Carolina Memorial Hospital Auth. Ser. 08 AGM	5.250	10/01/36	2,023,380
485,000	Maryland State Health & Higher Educational Facilities Auth. Rev. Ser. 06A NATL RE	4.750	07/01/36	459,877
8,270,000	Medford Oregon Hospital Facilities Auth. Rev. Ref. (Asanthe Health System) Ser. 10 AGM	5.500	08/15/28	8,890,912
4,500,000	Medical Center Hospital Auth. Georgia RAC (Columbus Regional Healthcare) Ser. 10 AGM	5.000	08/01/41	4,357,395
2,000,000	Medical Center Hospital Auth. Georgia RAC (Columbus Regional Healthcare) Ser. 10 AGM	5.000	08/01/45	1,921,120
10,000,000	New Jersey Health Care Facilities Financing Auth. Rev. (Virtua Health) Ser. 09 AGC	5.500	07/01/38	10,224,600
1,000,000	Ohio State Higher Educational Facilities Community Rev. (Summa Health System 2010 Project) Ser. 10 AGM	5.250	11/15/35	971,850
2,500,000	Palm Beach County Florida Health Facilities Auth. Health Facilities Rev. (Bethesda Healthcare System, Inc. Project) Ser. 10A AGM	5.250	07/01/40	2,477,825
1,000,000	Roanoke Virgina Industrial Development Auth. Hospital Rev. (Carilion Health System) Remarketed Ser. 05B AGM	5.000	07/01/38	992,640
1,000,000	Scottsdale Arizona Industrial Development Auth. Hospital Rev. (Scottsdale Healthcare) Remarketed Ser. 06C AGM	5.000	09/01/35	978,040
1,000,000	Scottsdale Arizona Industrial Development Auth. Hospital Rev. (Scottsdale Healthcare) Remarketed Ser. 06D AGM	5.000	09/01/39	960,620
2,250,000	South Carolina Jobs-Economic Development Auth. Hospital Facilities Rev. (Ref-Palmetto Health-Remarketed) Ser. 08A AGM	5.000	08/01/35	2,158,942
1,000,000	South Carolina Jobs-Economic Development Auth. Hospital Rev. Ref. & Improvement (Anmed Health) Ser. 09B AGC	5.500	02/01/38	1,005,480
1,500,000	South Carolina Jobs-Economic Development Auth. Hospital Rev. Ref. (Palmetto Health) Ser. 11A AGM	6.500	08/01/39	1,579,950
1,000,000	South Fork Municipal Auth. Pennsylvania Hospital Rev. (Conemaugh Valley Memorial Hospital) Ser. 10B AGC	5.375	07/01/35	1,004,520
450,000	University of California Regents Medical Center Pooled Rev. Ser. 07A NATL RE	4.750	05/15/31	439,249
1,900,000	Waco Health Facilities Development Corporation (Hillcrest Health System Project) Ser. 06A NATL RE	5.000	08/01/31	1,866,997
2,050,000	Washington State Health Care Facilities Auth. Rev. (Multicare Health System Remarketed) Ser. 07B AGM	5.500	08/15/38	2,072,571
850,000	Washington State Health Care Facilities Auth. Rev. (Providence Health) Ser. 06E AGM	5.250	10/01/33	876,188
				87,872,304
	Hotel Occupancy Tax — 0.4%
2,000,000	Pittsburgh & Allegheny County Pennsylvania Sports & Exhibition Auth. Hotel Ref. Ser. 10 AGM	5.000	02/01/35	1,997,240

	Lease Revenue — 7.8%
3,000,000	Arizona State COP (Department of Administration) Ser. 10A AGM	5.250	10/01/26	3,120,900
2,000,000	Arizona State COP (Department of Administration) Ser. 10A AGM	5.000	10/01/27	2,034,720
2,000,000	Arizona State COP (Department of Administration) Ser. 10A AGM	5.250	10/01/28	2,062,780
3,000,000	Carlsbad California University School District COP Ser. 09A AGC	5.000	10/01/34	2,951,280
3,500,000	Escondido California Union High School District COP (Qualified School Construction Bonds) Ser. 10 AGM	5.000	06/01/33	3,386,845
2,500,000	Escondido California Union High School District COP (Qualified School Construction Bonds) Ser. 10 AGM	5.000	06/01/37	2,312,300
500,000	Kern County California COP (Capital Improvements Projects) Ser. 09A AGC	5.750	08/01/35	509,740
7,000,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Real Property) Ser. 09B AGC	5.500	04/01/39	6,979,700
2,150,000	Miami-Dade County Florida School Board COP Ser. 08B AGC	5.000	05/01/33	2,118,997
500,000	Miami-Dade County Florida School Board COP Ser. 09A AGC	5.375	02/01/34	505,370
3,000,000	Michigan State Building Auth. Rev. (Facilities Program) Ser. 09H AGM	5.000	10/15/26	3,052,290
4,000,000	Richmond Joint Powers Financing Auth. Lease Rev. (Civic Center Project) Ser. 09 AGC	5.750	08/01/29	4,293,720

$5,000,000	State Public School Building Auth. Pennsylvania School Rev. (Harrisburg School District Project) Ser. 09A AGC	4.750%	11/15/29	$5,110,650
1,000,000	Yuba California Levee Financing Auth. Rev. (Levee Financing Project) Ser. 08A AGC	5.000	09/01/38	971,080
				39,410,372
	Miscellaneous Revenue — 6.1%
7,500,000	Arizona State Lottery Rev. Ser. 10A AGM	5.000	07/01/28	7,823,925
7,500,000	Arizona State Lottery Rev. Ser. 10A AGM	5.000	07/01/29	7,802,550
2,500,000	Dallas Texas Civic Center Rev. Ref. & Improvement Ser. 09 AGC	5.250	08/15/34	2,599,550
1,000,000	Hudson Yards Infrastructure Corp. New York Rev. Ser. 06A NATL RE	4.500	02/15/47	844,610
2,025,000	Indianapolis Indiana Local Public Improvement Bond Bank (Pilot Infrastructure Project) Ser. 10F AGM	5.000	01/01/35	2,054,079
1,000,000	Kentucky Economic Development Financial Auth. (Louisville Arena Project) Rev. Sub-Ser 08A-1 AGC	6.000	12/01/33	1,039,000
3,000,000	Kentucky Economic Development Financial Auth. (Louisville Arena Project) Rev. Sub-Ser 08A-1 AGC	6.000	12/01/38	3,089,310
1,000,000	New York City Industrial Development Agency Rev. Queens Baseball Stadium (Pilot) Ser. 09 AGC	6.500	01/01/46	1,025,890
1,000,000	Newark New Jersey Housing Auth. Housing Rev. (South Ward Police Facility) Ser. 09 AGC	6.750	12/01/38	1,132,480
3,535,000	Pittsburg Unified School District Financing Auth. Rev. (District Bond Program) Ser. 11 AGM	5.500	09/01/46	3,480,808
				30,892,202
	Multiple Utility Revenue — 0.2%
1,000,000	Quincy Florida Utility System Rev. Ser. 11 AGM	5.000	10/01/32	1,003,890

	Port, Airport & Marina Revenue — 10.2%
3,000,000	Birmingham Alabama Airport Auth. Airport Rev. Ser. 10 AGM	5.250	07/01/30	3,118,860
1,500,000	Birmingham Alabama Airport Auth. Airport Rev. Ser. 10 AGM	5.500	07/01/40	1,532,760
5,000,000	Chicago Illinois O’Hare International Airport Rev. (Ref-Third Indenture) Ser. 05A NATL RE	5.000	01/01/29	5,025,300
2,000,000	Clark County Nevada Airport Rev. Subordinate Lien Ser. 09C AGM	5.000	07/01/26	2,065,860
1,500,000	Manchester New Hampshire General Airport Rev. Ref. Remarketed Ser. 09A AGM	5.125	01/01/30	1,539,450
7,000,000	Miami-Dade County Florida Aviation Rev. Ser. 10B AGM	5.000	10/01/35	6,883,800
25,000,000	Philadelphia Pennsylvania Airport Rev. Ser. 10A AGM	5.000	06/15/35	25,140,750
500,000	Port Authority of New York & New Jersey (Consolidated One Hundred Forty-Eighth) Ser. 07 AGM	5.000	08/15/37	508,845
2,500,000	Port of Seattle Rev. (Intermediate Lien) Ref. Ser. 05A NATL RE	5.000	03/01/35	2,512,075
1,500,000	Sacramento County California Airport System Senior Rev. Ser. 08A AGM	5.000	07/01/41	1,400,865
2,000,000	San Jose California Airport Rev. Ser. 07B AMBAC	5.000	03/01/37	1,881,760
				51,610,325
	Recreational Revenue — 1.9%
5,000,000	Miami-Dade County Florida Professional Sports Franchise Facilities Tax Ser. 09C AGC	5.375	10/01/28	5,243,500
4,000,000	New York City Industrial Development Agency Rev. Yankee Stadium (Pilot) Ser. 09 AGC	7.000	03/01/49	4,406,520
				9,650,020
	Sales Tax Revenue — 4.0%
5,240,000	Bi-State Development Agency of Missouri-Illinois Metropolitan District Mass Transit Sales Tax (MetroLink Cross County Extension) Ser. 09 AGC	5.000	10/01/35	5,406,161
1,500,000	Central Puget Sound Regional Transportation Auth. Sales & Use Tax Rev. Ser. 07A AGM	5.000	11/01/34	1,550,235
400,000	Dallas Area Rapid Transit (SR Lien) Ser. 07 AMBAC	5.000	12/01/32	412,796
300,000	Illinois Regional Transportation Auth. Ser. 06A NATL RE	4.500	07/01/35	272,136
1,815,000	Illinois Regional Transportation Auth Ser. 00 NATL RE	6.500	07/01/30	2,185,423
3,000,000	Metropolitan Atlanta Rapid Transit Auth. Georgia Sales Tax Rev. Ref. (Third Indenture) Ser. 07B AGM	5.000	07/01/37	3,007,470
3,000,000	Pittsburgh & Allegheny County Pennsylvania Sports & Exhibition Auth. Sales Ref. (Regional Asset District) Ser. 10 AGM	5.000	02/01/31	3,065,400

$2,500,000	Puerto Rico Sales Tax Financing Corp. (Sales Tax) Rev. First Subordinate Ser. 10A AGM	5.000%	08/01/40	$2,473,550
1,000,000	San Francisco California Bay Area Rapid Transit District Sales Tax Rev. Ref. Ser. 05A NATL RE	5.000	07/01/30	1,026,730
1,000,000	Santa Clara Valley California Transportation Auth. Sales Tax Rev. (Ref-Measure A) Ser. 07A AMBAC	5.000	04/01/36	1,010,240
				20,410,141
	Sewer Revenue — 3.5%
2,500,000	Chicago Illinois Wastewater Transmission Rev. Ser. 08A BHAC	5.500	01/01/38	2,536,250
2,250,000	Detroit Michigan Sewer Disposal Rev. (Senior Lien-Remarketed) Ser. 03B AGM	7.500	07/01/33	2,602,553
2,500,000	Fresno California Sewer Rev. Ser. 08A AGC	5.000	09/01/37	2,474,725
3,000,000	King County Washington Sewer Rev. Ser. 07 AGM	5.000	01/01/42	3,044,310
500,000	Los Angeles California Wastewater System Rev. Ref. Ser. 05A NATL RE	4.750	06/01/35	494,340
1,400,000	Sacramento County California Sanitation District Financing Auth. Rev. (County Sanitation District 1) Ser. 05 NATL RE	5.000	08/01/35	1,439,760
5,000,000	Sacramento County California Sanitation District Financing Auth. Rev. (Sacramento Regional County Sanitation) Ser. 06 NATL RE	5.000	12/01/36	5,063,800
				17,655,738
	Special Assessment — 0.8%
4,000,000	Sacramento California Area Flood Control Agency Consolidated Capital Assessment District Ser. 08 BHAC	5.625	10/01/37	4,175,520

	Student Loan Revenue — 0.7%
3,670,000	Maine Educational Loan Auth. Student Loan Rev. Ser. 09A-3 Class A AGC	5.875	12/01/39	3,765,640

	Tax Increment Revenue — 2.1%
1,000,000	Park Creek Metropolitan District Colorado Rev. (Senior Limited Property Tax) Ser. 11A AGM	6.125	12/01/41	1,045,780
3,930,000	Westminster California Redevelopment Agency Tax Allocation Rev. Subordinate (Commercial Redevelopment Project No. 1) Ser. 09 AGC	6.250	11/01/39	4,285,940
5,000,000	Westminster California Redevelopment Agency Tax Allocation Rev. Subordinate (Commercial Redevelopment Project No. 1) Ser. 09 AGC	5.750	11/01/45	5,188,800
				10,520,520
	Transit Revenue — 3.8%
500,000	Metropolitan Transportation Auth. New York Rev. Ref. Insured Ser. 02A AGM	5.750	11/15/32	506,115
2,755,000	Metropolitan Transportation Auth. New York Rev. Ser. 11A AGM	5.000	11/15/36	2,781,283
400,000	New Jersey State Transportation Trust Fund Auth. (Transit System) Ser. 07A AMBAC	5.000	12/15/32	405,636
15,000,000	New Jersey State Transportation Trust Fund Auth. (Transit System) Ser. 08A AGC	5.500	12/15/38	15,521,850
				19,214,884
	Water Revenue — 13.6%
9,500,000	Atlanta Georgia Water & Wastewater Rev. Ser. 09-B AGM	5.250	11/01/34	9,645,255
1,000,000	Birmingham Alabama Waterworks & Sewer Board Rev. Ser. 09A AGC	5.250	01/01/39	1,017,140
2,250,000	Chicago Illinois Water Rev. Ref. (Second Lien) AGM	5.250	11/01/33	2,286,383
2,000,000	Detroit Michigan Water Supply System Rev. (Second Lien-Remarketed) Ser. 06B AGM	6.250	07/01/36	2,175,200
2,000,000	Detroit Michigan Water Supply System Rev. (Second Lien-Remarketed) Ser. 06B AGM	7.000	07/01/36	2,279,620
1,500,000	Detroit Water Supply System Rev. (Second Lien) Ref. Ser. 06C AGM	5.000	07/01/29	1,455,045
1,000,000	East Bay California Municipal Utility District Water System Rev. Subordinated Ser. 05A NATL RE	5.000	06/01/35	1,021,220
1,500,000	Florida Municipal Loan Council Ser. 11D AGM	5.500	10/01/41	1,541,025
3,570,000	Houston Texas Utility System Rev. Ref. (Combined-First Lien) Ser. 09A AGC	6.000	11/15/35	3,967,591
6,535,000	Indianapolis Indiana Local Public Improvement (Waterworks Project) Ser. 09A AGC	5.500	01/01/38	6,759,477

$1,000,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGM	5.000%	10/01/27	$1,077,610
20,000,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGM	5.000	10/01/29	21,252,200
1,000,000	New York City Municipal Water Finance Auth Water & Sewer System Rev. (Second General Resolution) Ser. 08DD	6.000	06/15/40	1,113,290
400,000	New York City New York Municipal Water Finance Auth. Water & Sewer Rev. (Second General Resolution) Ser. 11GG	5.000	06/15/43	409,364
5,000,000	North Fort Bend Water Auth. Texas Water System Rev. Ser. 09 AGC	5.250	12/15/34	5,241,000
2,000,000	North Sumter County Florida Utility Dependent District Utility Rev. Ser. 10 AGM	5.375	10/01/40	1,989,640
875,000	Philadelphia Pennsylvania Water & Wastewater Rev. Ser. 10C AGM	5.000	08/01/40	879,401
2,790,000	Riverside California Water Rev. Ser. 08B AGM	5.000	10/01/38	2,824,987
500,000	San Francisco City & County Public Utilities Commission Water Rev. Ser. 06A AGM	4.500	11/01/31	505,075
1,000,000	San Jacinto Texas River Auth. Special Project Rev. (GRP Project) Ser. 11 AGM	5.000	10/01/37	989,850
500,000	San Luis Obispo County California Financing Auth. Rev. (Nacimiento Water Project) Ser. 07A NATL RE	5.000	09/01/38	492,680
				68,923,053
	Total Investments (Cost $489,893,354)(a)(b)— 98.7%			500,119,342
	Other assets less liabilities—1.3%			6,475,045
	Net Assets—100.0%			$506,594,387

Investment Abbreviations:
Auth.	- Authority
COP	- Certificate of Participation
RAC	- Revenue Anticipation Certificates
Ref.	- Refunding Bonds
Rev.	- Revenue
Ser.	- Series

Glossary of Terms:
AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BHAC	- Berkshire Hathaway Assurance Corp.
NATL RE	- National Public Finance Guarantee Corp.

Notes to Schedule of Investments:
(a)

This table, as of July 31, 2011, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	51.5%
Assured Guaranty Corp.	36.5
National Public Finance Guarantee Corp.	6.9

(b)

At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $489,905,064. The net unrealized appreciation was $10,214,278 which consisted of aggregate gross unrealized appreciation of $13,880,308 and aggregate gross unrealized depreciation of $3,666,030.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Insured New York Municipal Bond Portfolio

July 31, 2011 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds — 97.7%
	Ad Valorem Property Tax — 3.9%
$1,000,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.250%	07/01/30	$1,014,040
400,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.000	07/01/31	392,076
				1,406,116
	College Revenue — 5.6%
1,500,000	New York State Dormitory Auth. Rev. (The New School) Ser. 10 AGM	5.500	07/01/43	1,541,385
500,000	New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt (Fordham University) Ser. 08B AGC	5.000	07/01/38	502,005
				2,043,390
	Electric Power Revenue — 14.5%
500,000	Long Island Power Auth. Electric System Rev. Ser. 04A AMBAC	5.000	09/01/34	503,805
4,500,000	Long Island Power Auth. New York Electric Systems Rev. General Ser. 08A BHAC	5.500	05/01/33	4,779,090
				5,282,895
	Highway Tolls Revenue — 11.3%
1,000,000	New York State Thruway Auth. General Rev. Ser. 05G AGM	5.000	01/01/30	1,026,360
1,000,000	New York State Thruway Auth. General Rev. Ser. 05G AGM	5.000	01/01/32	1,024,920
600,000	New York State Thruway Auth. General Rev. Ser. 07H NATL RE	5.000	01/01/37	594,858
400,000	Puerto Rico Commonwealth Highway & Transportation Auth. Rev. Ref. Ser. 07N FGIC	5.250	07/01/39	362,584
1,100,000	Triborough Bridge & Tunnel Auth. Rev. Ref. Ser. 02 NATL RE	5.000	11/15/32	1,115,631
				4,124,353
	Hospital Revenue — 4.4%
600,000	New York State Dormitory Auth. Rev. (Mental Health Services Facilities Improvement) Ser. 05B AMBAC	5.000	02/15/30	614,412
1,000,000	New York State Dormitory Auth. Rev. Special Treatment Supported Debt (Mental Health Services Facilities Improvement) Ser. 08A AGM	5.000	02/15/38	995,610
				1,610,022
	Hotel Occupancy Tax — 4.1%
1,500,000	New York Convention Center Development Corp. Rev. (Hotel Unit Fee Secured) Ser. 05 AMBAC	5.000	11/15/44	1,487,865

	Income Tax Revenue — 1.4%
500,000	New York State Urban Development Corp. Rev. (State Personal Income Tax) Ser. 07C NATL RE	4.500	03/15/37	496,220

	Lease Revenue — 4.5%
1,000,000	Puerto Rico Public Buildings Auth. Rev. Ref. (Government Facilities-Remarketed) Ser. 04K AGM	5.250	07/01/27	1,016,780
700,000	Rensselaer City School District Ser. 06 XLCA	5.000	06/01/36	615,888
				1,632,668
	Miscellaneous Revenue — 14.0%
500,000	Erie County New York Industrial Development Agency School Facility Rev. (City School District of the city of Buffalo Project) Ser. 03A AGM	5.750	05/01/28	551,760
1,100,000	Hudson Yards Infrastructure Corp. New York Rev. Ser. 06A NATL RE	4.500	02/15/47	929,071
2,000,000	New York City Industrial Development Agency Rev. Queens Baseball Stadium (Pilot) Ser. 09 AGC	6.500	01/01/46	2,051,780
1,000,000	New York City New York Transitional Finance Auth. Building Aid Rev. (Fiscal 2007) Ser. 06S-1 NATL RE	5.000	07/15/36	1,009,940
600,000	New York City Transitional Finance Auth. Building Aid Rev. Ser. 07S-2 NATL RE	4.250	01/15/34	569,172
				5,111,723

	Port, Airport & Marina Revenue — 4.2%
$1,000,000	Port Auth. of New York & New Jersey (Consolidated-One Hundred Forty-Eighth) Ser. 07 AGM	5.000%	08/15/33	$1,032,010
500,000	Port Authority of New York & New Jersey (Consolidated One Hundred Forty-Eighth) Ser. 07 AGM	5.000	08/15/37	508,845
				1,540,855
	Recreational Revenue — 4.7%
1,000,000	New York City Industrial Development Agency Rev. Yankee Stadium (Pilot) Ser. 09 AGC	7.000	03/01/49	1,101,630
600,000	New York City Trust for Cultural Resources Rev. (American Museum of National History) Ser. 04A NATL RE	5.000	07/01/44	603,036
				1,704,666
	Sales Tax Revenue — 11.8%
1,000,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. First Subordinate Ser. 10C AGM	5.125	08/01/42	1,003,210
3,190,000	Sales Tax Asset Receivables Corp. Ser. 04A AMBAC	5.000	10/15/32	3,279,926
				4,283,136
	Transit Revenue — 8.5%
2,005,000	Metropolitan Transportation Auth. New York Rev. Ref. Insured Ser. 02A AGM	5.750	11/15/32	2,029,521
500,000	Metropolitan Transportation Auth. New York Rev. Ser. 11A AGM	5.000	11/15/36	504,770
600,000	Metropolitan Transportation Auth. Rev. Ser. 07A NATL RE	4.750	11/15/37	578,148
				3,112,439
	Water Revenue — 4.8%
1,100,000	Nassau County New York Sewer & Storm Water Finance Auth. System Rev. Ser. 08A BHAC	5.375	11/01/28	1,202,927
600,000	New York City Municipal Finance Auth. Water & Sewer System Rev. Ser. 07A AGM	4.250	06/15/39	551,280
				1,754,207
	Total Investments (Cost $34,908,717)(a)(b)— 97.7%			35,590,555
	Other assets less liabilities—2.3%			838,971
	Net Assets—100.0%			$36,429,526

Investment Abbreviations:
Auth.	- Authority
Ref.	- Refunding Bonds
Rev.	- Revenue
Ser.	- Series

Glossary of Terms:
AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BHAC	- Berkshire Hathaway Assurance Corp.
FGIC	- Financial Guaranty Insurance Co.
NATL RE	- National Public Finance Guarantee Corp.
XLCA	- XL Capital Assurance, Inc.

Notes to Schedule of Investments:
(a)

This table, as of July 31, 2011, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	37.1%
Berkshire Hathaway Assurance Corp.	16.8
National Public Finance Guarantee Corp.	16.6
American Municipal Bond Assurance Corp.	16.5
Assured Guaranty Corp.	10.3

(b)

At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $34,908,717. The net unrealized appreciation was $681,838 which consisted of aggregate gross unrealized appreciation of $1,033,322 and aggregate gross unrealized depreciation of $351,484.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares International Corporate Bond Portfolio

July 31, 2011 (Unaudited)

Principal Amount			Interest Rate	Maturity Date	Value
		Corporate Bonds(a) — 98.1%
		Australia— 5.2%
AUD	250,000	Australia & New Zealand Banking Group Ltd., Series TD	8.500%	04/22/13	$289,063
EUR	150,000	Commonwealth Bank of Australia, Series E, MTN	4.375	02/25/20	222,481
AUD	200,000	National Australia Bank Ltd.	8.250	05/20/13	230,777
AUD	800,000	National Australia Bank Ltd., Series DIP	6.750	09/16/14	904,695
EUR	150,000	National Australia Bank Ltd., Series G, MTN	4.000	07/13/20	217,052
EUR	100,000	Telstra Corp. Ltd., Series E, MTN	4.750	03/21/17	155,512
EUR	150,000	Westpac Banking Corp., Series E, MTN	4.250	09/22/16	225,235
AUD	500,000	Westpac Banking Corp., MTN	7.250	11/18/16	572,805
GBP	150,000	Westpac Banking Corp., Series E, MTN	5.000	10/21/19	261,168
					3,078,788
		Austria— 0.4%
EUR	150,000	Hypo Alpe-Adria-Bank International AG, Series E, MTN	4.375	01/24/17	219,378

		Belgium— 0.3%
EUR	100,000	Fortis Bank SA/NV, Series E, MTN	5.757	10/04/17	155,152

		Canada— 9.7%
CAD	125,000	Bank of Montreal, Series DPNT	3.930	04/27/15	138,168
CAD	250,000	Bank of Montreal, Series DPNT	3.490	06/10/16	270,243
CAD	150,000	Bank of Montreal, Series DPNT	6.020	05/02/18	183,485
CAD	125,000	Bank of Nova Scotia, Series DPNT	3.350	11/18/14	135,577
CAD	1,000,000	Bank of Nova Scotia, Series DPNT	3.340	03/25/15	1,083,813
CAD	100,000	Bell Canada, MTN	4.850	06/30/14	111,992
CAD	125,000	Bell Canada	3.600	12/02/15	134,667
CAD	225,000	Bell Canada	4.400	03/16/18	245,313
CAD	200,000	Canadian Imperial Bank of Commerce/Canada, Series DPNT, MTN	3.100	03/02/15	214,790
CAD	100,000	Canadian Imperial Bank of Commerce/Canada, Series DPNT	3.400	01/14/16	107,897
CAD	500,000	Canadian Imperial Bank of Commerce/Canada, Series DPNT, MTN	3.950	07/14/17	549,599
CAD	100,000	CDP Financial, Inc.	4.600	07/15/20	113,202
CAD	250,000	Manulife Financial Corp., MTN	4.896	06/02/14	277,276
CAD	150,000	Rogers Communications, Inc.	5.800	05/26/16	174,746
CAD	275,000	Rogers Communications, Inc.	5.340	03/22/21	301,029
CAD	250,000	Royal Bank of Canada, Series DPNT	3.360	01/11/16	269,612
CAD	250,000	Royal Bank of Canada, Series DPNT	3.660	01/25/17	270,584
CAD	200,000	Royal Bank of Canada	3.770	03/30/18	217,148
CAD	200,000	Shaw Communications, Inc.	5.650	10/01/19	222,447
CAD	300,000	Shaw Communications, Inc.	6.750	11/09/39	321,723
CAD	200,000	TELUS Corp., Series CH	5.050	07/23/20	220,286
GBP	100,000	Xstrata Canada Financial Corp., Series E, MTN	7.375	05/27/20	194,214
					5,757,811
		Cayman Islands— 0.6%
GBP	200,000	Thames Water Utilities Cayman Finance Ltd., Series E, MTN	5.500	02/11/41	337,970

		Denmark— 0.3%
EUR	150,000	Carlsberg Breweries A/S, Series E, MTN	3.375	10/13/17	213,862

		Finland— 0.2%
EUR	100,000	Nokia OYJ, Series E, MTN	5.500	02/04/14	149,773

		France— 13.8%
EUR	150,000	Autoroutes du Sud de La France, MTN	5.625	07/04/22	241,891

EUR	100,000	AXA SA, Series E, MTN	4.500%	01/23/15	$151,478
EUR	200,000	Banque Federative du Credit Mutuel, Series E, MTN	4.000	10/22/20	261,994
EUR	100,000	BNP Paribas, Series E, MTN	5.431	09/07/17	152,802
EUR	250,000	BNP Paribas, Series E, MTN	3.500	03/07/16	362,501
EUR	100,000	Bouygues SA	6.125	07/03/15	161,207
EUR	100,000	Bouygues SA	4.250	07/22/20	148,445
EUR	100,000	Carrefour SA, Series E, MTN	3.875	04/25/21	140,188
EUR	150,000	Casino Guichard Perrachon SA, Series E, MTN	4.481	11/12/18	219,809
EUR	200,000	Credit Agricole SA, Series E, MTN	5.971	02/01/18	299,461
EUR	100,000	Credit Agricole SA/London, Series E, MTN	3.625	03/08/16	144,297
EUR	100,000	Dexia Credit Local SA, Series E, MTN	5.375	07/21/14	141,406
EUR	150,000	EDF SA, Series E, MTN	6.250	01/25/21	260,413
EUR	250,000	EDF SA, Series E, MTN	4.625	09/11/24	381,750
GBP	150,000	EDF SA, Series E, MTN	6.250	05/30/28	284,117
GBP	500,000	EDF SA, Series E, MTN	6.125	06/02/34	928,631
EUR	75,000	France Telecom SA, Series E, MTN	4.750	02/21/17	116,792
EUR	900,000	France Telecom SA, Series E, MTN	3.875	04/09/20	1,297,359
EUR	200,000	GDF Suez, Series E, MTN	6.875	01/24/19	356,390
EUR	400,000	GDF Suez, Series E, MTN	3.500	10/18/22	564,176
EUR	200,000	Lafarge SA, Series E, MTN	5.375	11/29/18	295,071
EUR	100,000	LVMH Moet Hennessy Louis Vuitton SA, Series E, MTN	4.375	05/12/14	151,073
EUR	50,000	Societe Generale, Series E, MTN	3.750	08/21/14	73,641
EUR	150,000	Societe Generale, Series E, MTN	3.125	09/21/17	206,213
GBP	100,000	Societe Generale, Series E, MTN	5.400	01/30/18	163,063
EUR	100,000	Societe Generale, Series E, MTN	4.750	03/02/21	146,642
EUR	100,000	Suez Environnement Co., Series E, MTN	4.078	05/17/21	146,839
EUR	100,000	Veolia Environnement, Series E, MTN	4.375	01/16/17	151,902
GBP	150,000	Veolia Environnement, Series E, MTN	6.125	10/29/37	276,692
					8,226,243
		Germany— 2.7%
EUR	150,000	Commerzbank AG, Series E, MTN	3.875	03/22/17	213,875
EUR	150,000	Commerzbank AG, Series E, MTN	6.375	03/22/19	204,027
EUR	100,000	Commerzbank AG, Series E, MTN	7.750	03/16/21	143,955
EUR	150,000	Deutsche Bank AG, Series E, MTN	5.125	08/31/17	234,600
EUR	150,000	Deutsche Bank AG, Series E, MTN	5.000	06/24/20	220,725
AUD	100,000	Landwirtschaftliche Rentenbank, MTN	6.500	04/12/17	114,538
EUR	100,000	Merck Financial Services GmbH, Series E, MTN	4.500	03/24/20	149,837
EUR	100,000	Metro AG, Series E, MTN	7.625	03/05/15	166,440
EUR	100,000	Volkswagen Leasing GmbH, Series E, MTN	2.750	07/13/15	143,455
					1,591,452
		Italy— 8.5%
EUR	100,000	Assicurazioni Generali SpA, Series E, MTN	5.125	09/16/24	140,760
EUR	100,000	Atlantia SpA, Series E, MTN	5.000	06/09/14	149,881
EUR	700,000	Atlantia SpA, Series E, MTN	3.375	09/18/17	958,644
EUR	100,000	Banco Popolare SC	4.000	04/06/13	141,005
EUR	100,000	Banco Popolare SC, Series E, MTN	4.125	10/22/14	137,207
GBP	500,000	Enel SpA, Series E, MTN	6.250	06/20/19	882,401
EUR	400,000	ENI SpA	4.125	09/16/19	576,178
EUR	100,000	Intesa Sanpaolo SpA, Series E, MTN	5.375	12/19/13	146,364
EUR	200,000	Intesa Sanpaolo SpA, Series E, MTN	3.375	01/19/15	276,571
EUR	100,000	Intesa Sanpaolo SpA, Series E, MTN	4.125	01/14/16	139,791
EUR	200,000	Intesa Sanpaolo SpA, Series G, MTN	4.000	11/08/18	268,439
GBP	200,000	Telecom Italia SpA, Series E, MTN	7.375	12/15/17	358,484
EUR	200,000	Telecom Italia SpA, Series E, MTN	5.250	02/10/22	272,130
EUR	100,000	Terna Rete Elettrica Nazionale SpA, Series E, MTN	4.750	03/15/21	145,458
EUR	100,000	UniCredit SpA, Series E, MTN	5.250	01/14/14	145,895
EUR	100,000	UniCredit SpA, Series E, MTN	5.750	09/26/17	140,981
EUR	100,000	Unione di Banche Italiane SCPA, Series E, MTN	4.939	06/25/14	144,574
					5,024,763
		Japan— 3.9%
JPY	50,000,000	Development Bank of Japan	1.650	06/20/12	656,015
JPY	20,000,000	Development Bank of Japan	1.750	03/17/17	275,732

JPY	50,000,000	Development Bank of Japan	1.050%	06/20/23	$625,484
JPY	20,000,000	East Japan Railway Co., Series 3	3.950	02/25/16	299,391
JPY	40,000,000	Tokyo Electric Power Co., Inc. (The), Series 517	1.355	06/15/15	438,418
					2,295,040
		Jersey Islands— 0.9%
GBP	300,000	BAA Funding Ltd., Series E, MTN	6.750	12/03/26	559,061

		Luxembourg— 2.6%
EUR	200,000	ArcelorMittal	9.375	06/03/16	351,427
EUR	250,000	Enel Finance International NV, Series E, MTN	5.000	09/14/22	357,658
EUR	250,000	Glencore Finance Europe SA, Series E, MTN	5.250	03/22/17	369,045
CHF	225,000	Nestle Finance International Ltd., Series E, MTN	2.000	08/05/13	295,770
EUR	100,000	Novartis Finance SA, Series E, MTN	4.250	06/15/16	154,562
					1,528,462
		Netherlands— 13.6%
EUR	200,000	ABN Amro Bank NV, Series E, MTN	3.625	10/06/17	280,306
EUR	250,000	Allianz Finance II BV, Series E, MTN	4.750	07/22/19	383,651
EUR	150,000	Deutsche Bahn Finance BV, MTN	4.875	03/12/19	242,573
EUR	500,000	Deutsche Telekom International Finance BV, Series E, MTN	4.250	07/13/22	718,038
EUR	1,100,000	E.ON International Finance BV, Series E, MTN	5.750	05/07/20	1,830,674
EUR	250,000	EDP Finance BV, Series E, MTN	3.250	03/16/15	301,302
EUR	100,000	Fortis Bank Nederland NV, Series E, MTN	4.000	02/03/15	146,486
EUR	100,000	ING Bank NV	3.375	03/03/15	145,270
EUR	100,000	ING Groep NV, Series E, MTN	4.750	05/31/17	150,531
EUR	100,000	Koninklijke KPN NV, Series G, MTN	4.000	06/22/15	149,692
EUR	150,000	Koninklijke KPN NV, Series G, MTN	3.750	09/21/20	207,436
EUR	100,000	Rabobank Nederland, Series E, MTN	3.000	02/16/15	145,770
EUR	650,000	Rabobank Nederland, Series E, MTN	3.375	04/21/17	941,825
EUR	100,000	Rabobank Nederland, Series E, MTN	4.750	01/15/18	154,430
EUR	100,000	Rabobank Nederland, Series G, MTN	4.125	01/14/20	147,137
EUR	300,000	Rabobank Nederland, Series G, MTN	3.750	11/09/20	406,398
EUR	100,000	Rabobank Nederland, Series E, MTN	4.125	01/12/21	146,122
EUR	100,000	Repsol International Finance BV, Series E, MTN	6.500	03/27/14	156,844
EUR	100,000	RWE Finance BV, Series E, MTN	6.625	01/31/19	173,409
GBP	100,000	RWE Finance BV, Series E, MTN	5.500	07/06/22	176,647
EUR	500,000	Shell International Finance BV, Series E, MTN	4.375	05/14/18	775,701
EUR	90,000	Siemens Financieringsmaatschappij NV, Series E, MTN	5.125	02/20/17	143,997
EUR	100,000	Volkswagen International Finance NV, Series E, MTN	7.000	02/09/16	167,716
					8,091,955
		Norway— 0.6%
EUR	125,000	DnB NOR Bank ASA, Series E, MTN	3.875	06/29/20	178,859
GBP	50,000	Statoil ASA, Series E, MTN	6.875	03/11/31	103,180
EUR	50,000	Telenor ASA, Series E, MTN	4.875	05/29/17	78,477
					360,516
		Spain— 5.0%
EUR	100,000	Abertis Infraestructuras SA	4.625	10/14/16	137,699
EUR	100,000	BBVA Senior Finance SAU, Series G, MTN	3.250	04/23/15	136,601
EUR	150,000	BBVA Senior Finance SAU, Series G, MTN	3.875	08/06/15	208,550
EUR	100,000	Gas Natural Capital Markets SA, Series E, MTN	5.250	07/09/14	149,504
GBP	150,000	Iberdrola Finanzas SAU, Series E, MTN	7.375	01/29/24	278,433
EUR	100,000	Santander International Debt SA Unipersonal	4.250	04/07/14	143,136
EUR	100,000	Santander International Debt SA Unipersonal, MTN	3.500	08/12/14	140,864
EUR	100,000	Santander International Debt SA Unipersonal, Series E, MTN	4.125	10/04/17	134,719
EUR	100,000	Telefonica Emisiones SAU, Series E, MTN	3.406	03/24/15	138,703
EUR	1,000,000	Telefonica Emisiones SAU, Series G, MTN	3.661	09/18/17	1,365,373
EUR	100,000	Telefonica Emisiones SAU, Series E, MTN	4.693	11/11/19	140,833
					2,974,415
		Sweden— 2.5%
EUR	100,000	Akzo Nobel Sweden Finance AB	7.750	01/31/14	161,263
EUR	200,000	Nordea Bank AB, Series E, MTN	2.750	08/11/15	284,797
EUR	100,000	Nordea Bank AB, Series E, MTN	4.500	03/26/20	142,002
EUR	100,000	Skandinaviska Enskilda Banken AB, Series G, MTN	5.500	05/06/14	154,261

EUR	200,000	Vattenfall AB, Series E, MTN	6.250%	03/17/21	$347,563
SEK	1,000,000	Volvo Treasury AB, Series E, MTN	4.500	04/04/14	161,588
EUR	150,000	Volvo Treasury AB, Series E, MTN	5.000	05/31/17	231,061
					1,482,535
		Switzerland— 4.3%
EUR	150,000	Credit Suisse AG/Guernsey, Series E, MTN	2.875	09/24/15	213,960
EUR	225,000	Credit Suisse AG/London, Series E, MTN	3.875	01/25/17	328,691
CHF	200,000	Holcim Ltd., Series E, MTN	4.000	12/09/13	270,653
CHF	600,000	Roche Kapitalmarkt AG	4.500	03/23/17	880,061
CHF	150,000	Swisscom AG, Series 1	3.500	04/08/14	203,343
CHF	100,000	Swisscom AG	3.250	09/14/18	137,304
EUR	225,000	UBS AG/London, Series E, MTN	3.500	07/15/15	329,234
GBP	100,000	UBS AG/London, Series E, MTN	6.625	04/11/18	189,818
					2,553,064
		United Kingdom— 22.7%
EUR	100,000	Abbey National Treasury Services PLC/London, Series E, MTN	3.375	10/20/15	140,679
GBP	150,000	Bank of Scotland PLC	9.375	05/15/21	276,739
GBP	700,000	Barclays Bank PLC, Series E, MTN	10.000	05/21/21	1,401,524
GBP	500,000	Barclays Bank PLC, Series E, MTN	5.750	08/17/21	856,160
GBP	150,000	BAT International Finance PLC, Series E, MTN	6.375	12/12/19	288,064
GBP	200,000	BAT International Finance PLC, Series E, MTN	7.250	03/12/24	397,501
EUR	100,000	British Telecommunications PLC, Series E, MTN	6.500	07/07/15	162,666
GBP	200,000	British Telecommunications PLC, MTN	8.750	12/07/16	405,822
GBP	750,000	Centrica PLC, Series E, MTN	6.375	03/10/22	1,424,387
GBP	500,000	GlaxoSmithKline Capital PLC, Series E, MTN	5.250	12/19/33	858,598
EUR	100,000	HSBC Bank PLC, Series E, MTN	3.750	11/30/16	147,878
GBP	850,000	HSBC Holdings PLC, Series E, MTN	6.500	05/20/24	1,595,799
GBP	350,000	HSBC Holdings PLC, Series E, MTN	5.750	12/20/27	559,997
GBP	100,000	Imperial Tobacco Finance PLC, Series E, MTN	7.750	06/24/19	200,977
GBP	100,000	Imperial Tobacco Finance PLC, Series E, MTN	9.000	02/17/22	217,240
GBP	175,000	Lloyds TSB Bank PLC, Series E, MTN	6.375	04/15/14	310,071
GBP	100,000	Lloyds TSB Bank PLC, Series E, MTN	7.500	04/15/24	179,799
GBP	350,000	Lloyds TSB Bank PLC, Series E, MTN	7.625	04/22/25	563,888
GBP	100,000	Nationwide Building Society, Series E, MTN	5.625	09/09/19	172,369
GBP	100,000	Old Mutual PLC, Series E, MTN	7.125	10/19/16	184,919
GBP	100,000	Rolls-Royce PLC	6.750	04/30/19	196,977
GBP	200,000	Royal Bank of Scotland PLC (The), Series E, MTN	6.375	04/29/14	354,475
GBP	700,000	Royal Bank of Scotland PLC (The), Series E, MTN	6.000	05/17/17	1,231,740
GBP	400,000	Royal Bank of Scotland PLC (The), Series E, MTN	6.875	05/17/25	678,729
GBP	100,000	Scottish & Southern Energy PLC, Series E, MTN	8.375	11/20/28	224,385
EUR	150,000	Standard Chartered PLC, MTN	3.625	12/15/15	219,794
GBP	125,000	Tesco PLC, Series E, MTN	6.125	02/24/22	231,627
					13,482,804
		United States— 0.3%
EUR	100,000	BMW US Capital LLC, Series E, MTN	5.000	05/28/15	156,096

		Total Investments (Cost $55,520,744)(b)— 98.1%			58,239,140
		Other assets less liabilities—1.9%			1,143,477
		Net Assets—100.0%			$59,382,617

Investment Abbreviations:
DIP	- Debt Issuance Program
DPNT	- Deposit Notes
MTN	- Medium-Term Notes
TD	- Time Deposits

Currency Legend
AUD	- Australian Dollar
CAD	- Canadian Dollar
CHF	- Swiss Franc
EUR	- Euro

GBP	- British Pound
JPY	- Japanese Yen
SEK	- Swedish Krona

Notes to Schedule of Investments:
(a)	Foreign denominated security. Principal amount denominated in currency indicated.
(b)

At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $55,522,403. The net unrealized appreciation was $2,716,737 which consisted of aggregate gross unrealized appreciation of $3,028,890 and aggregate gross unrealized depreciation of $312,153.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Preferred Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Preferred Stocks and Other Equity Interests- 100.1%
	Banks - 52.3%
449,532	BAC Capital Trust X, 6.25%, Series B	$10,168,414
1,936,109	Bank of America Corp., 8.20%, Series H	48,460,808
2,018,885	Bank of America Corp., 8.63%, Series 8	51,562,323
2,526,425	Barclays Bank PLC, 8.13%, Series 5 (United Kingdom)	63,994,345
618,239	BB&T Capital Trust VI, 9.60%	16,259,686
248,597	BNY Capital V, 5.95%, Series F	6,244,757
1,377,863	Countrywide Capital V, 7.00%	33,385,620
1,136,856	Deutsche Bank Capital Funding Trust IX, 6.63%	26,886,644
286,504	Deutsche Bank Contingent Capital Trust III, 7.60%	7,231,361
1,472,559	Deutsche Bank Contingent Capital Trust V, 8.05%	38,095,101
647,257	Fifth Third Capital Trust VI, 7.25%	16,356,184
596,343	Goldman Sachs Group, Inc. (The), 6.13%	14,783,343
362,035	Goldman Sachs Group, Inc. (The), 6.20%, Series B	9,018,292
1,887,372	HSBC Holdings PLC, 8.00%, Series 2 (United Kingdom)	51,525,256
1,767,765	HSBC Holdings PLC, 8.13% (United Kingdom)	47,004,871
2,032,806	JPMorgan Chase & Co., 8.63%, Series J	55,495,604
1,364,583	JPMorgan Chase Capital X, 7.00%	34,701,346
480,500	KeyCorp Capital IX, 6.75%	11,930,815
390,629	Lloyds Banking Group PLC, 7.75% (United Kingdom)	10,226,667
784,725	National City Capital Trust II, 6.63%	20,010,488
416,394	PNC Capital Trust D, 6.13%	10,372,375
546,815	Santander Finance Preferred SA Unipersonal, 10.50%, Series 10 (Spain)	15,234,266
1,457,384	USB Capital XI, 6.60%	36,944,684
1,407,624	Wachovia Capital Trust IV, 6.38%	35,232,829
2,741,975	Wells Fargo & Co., 8.00%, Series J	76,089,806
		747,215,885
	Chemicals - 0.1%
21,928	E.I. du Pont de Nemours & Co., 4.50%, Series B	2,117,148

	Diversified Financial Services - 21.7%
90,050	Ameriprise Financial, Inc., 7.75%	2,474,574
156,742	Capital One Capital II, 7.50%	3,982,814
2,269,124	Citigroup Capital XII, 8.50%	58,384,561
2,447,228	Citigroup Capital XIII, 7.88%	66,246,462
683,587	Credit Suisse Guernsey, 7.90% (Switzerland)	18,080,876
811,672	General Electric Capital Corp., 5.88%	20,397,318
1,617,874	General Electric Capital Corp., 6.10%	40,932,212
849,908	JPMorgan Chase Capital XXIX, 6.70%	21,587,663
865,757	JPMorgan Chase Capital XXVIII, 7.20%	22,120,091
2,151,293	Morgan Stanley Capital Trust VII, 6.60%	52,577,601
136,052	SLM Corp., 6.00%	2,846,208
		309,630,380
	Electric - 4.9%
808,592	Alabama Power Co., 5.88%, Series 07-B(~)	20,602,924
111,886	BGE Capital Trust II, 6.20%	2,799,388
22,581	Consolidated Edison Co. of New York, Inc., 5.00%, Series A	2,199,389
308,042	Dominion Resources, Inc., 8.38%, Series A	8,646,739
141,441	Entergy Arkansas, Inc., 5.75%	3,613,818
216,304	Entergy Texas, Inc., 7.88%	6,164,664
81,063	Interstate Power & Light Co., 8.38%, Series B	2,324,887
618,274	NextEra Energy Capital Holdings, Inc., 6.60%, Series A	15,586,687
56,443	Pacific Gas & Electric Co., 6.00%, Series A	1,526,783
81,379	SCANA Corp., 7.70%	2,258,267
181,844	Xcel Energy, Inc., 7.60%	4,907,970
		70,631,516
	Insurance - 11.1%
1,393,528	Aegon NV, 6.38% (Netherlands)	31,201,092
905,780	Allianz SE, 8.38% (Germany)	23,720,114
774,145	American International Group, Inc., 7.70%	18,912,362
147,505	Arch Capital Group Ltd., 8.00%, Series A	3,711,226
189,039	Assured Guaranty Municipal Holdings, Inc., 6.25%	4,310,089
112,800	Berkley W.R. Capital Trust II, 6.75%	2,827,896
100,622	Endurance Specialty Holdings Ltd., 7.50%, Series B (Bermuda)*	2,530,643
101,218	Endurance Specialty Holdings Ltd., 7.75%, Series A	2,581,059
144,031	Everest Re Capital Trust II, 6.20%, Series B	3,468,266
77,663	Markel Corp., 7.50%	1,961,767
783,544	MetLife, Inc., 6.50%, Series B	19,580,765
250,258	PartnerRe Ltd., 6.75%, Series C	6,151,342
165,664	PartnerRe Ltd., 7.25%, Series E (Bermuda)*	4,240,998
247,844	Principal Financial Group, Inc., 6.52%, Series B	6,220,884
414,173	Prudential Financial, Inc., 9.00%	11,277,931
253,738	Prudential PLC, 6.50% (United Kingdom)	6,318,076
248,333	RenaissanceRe Holdings Ltd., 6.60%, Series D	6,183,492
48,033	Selective Insurance Group, Inc., 7.50%	1,201,786
63,039	Torchmark Capital Trust III, 7.10%	1,588,583
		157,988,371
	Media - 2.8%
326,216	CBS Corp., 6.75%	8,253,265
918,837	Comcast Corp., 7.00%, Series B	23,329,271
343,598	Viacom, Inc., 6.85%	8,662,106
		40,244,642
	REITS - 4.9%
81,151	Equity Residential Properties, 6.48%, Series N	2,042,571
364,726	Kimco Realty Corp., 7.75%, Series G	9,453,698
129,626	PS Business Parks, Inc., 7.00%, Series H	3,247,131
1,380,268	Public Storage, 6.50%, Series Q(~)	35,196,834
161,494	Realty Income Corp., 6.75%, Series E	4,063,189
294,474	Vornado Realty LP, 7.88%	7,833,008
326,984	Vornado Realty Trust, 6.63%, Series I	8,076,505
		69,912,936

	Telecommunications - 2.3%
540,962	AT&T, Inc., 6.38%	$14,032,554
296,652	Qwest Corp., 7.38%*	7,698,120
289,163	Telephone & Data Systems, Inc., 6.63%(~)	7,035,336
152,705	U.S. Cellular Corp., 6.95%	3,883,288
		32,649,298
	Total Investments (Cost $1,307,624,436)(a)-100.1%	1,430,390,176
	Liabilities in excess of other assets-(0.1)%	(1,310,054)
	Net Assets-100.0%	$1,429,080,122

Investment Abbreviations:

REIT       - Real Estate Investment Trust

Notes to Schedule of Investments:

This Fund has holdings greater than 10% of net assets in the following country:

United Kingdom	12.5%

*	Non-income producing security.
(~)

Affiliated Investment. The 1940 Act defines “affiliate” to include issuers of which a fund holds 5% or more of the outstanding voting securities. The following is a summary of the transactions with affiliates for the three months ended July 31, 2011:

				Change in
				Unrealized
	Value	Purchases at	Proceeds from	Appreciation	Realized	Value	Dividend
	10/31/2010	Cost	Sales	(Depreciation)	Gain (Loss)	7/31/2011	Income
Alabama Power Co., 5.88%, Series 07-B	$28,802,831	$1,582,073	$(9,298,791)	$(416,606)	$(66,583)	$20,602,924	$1,071,258
Public Storage, 6.50%, Series Q	—	34,731,097	(177,704)	637,237	6,204	35,196,834	463,289
Telephone & Data Systems, Inc., 6.63%	7,917,372	467,546	(1,387,847)	(87,489)	125,754	7,035,336	375,729
Total Investments in Affiliates	$36,720,203	$36,780,716	$(10,864,342)	$133,142	$65,375	$62,835,094	$1,910,276

(a)

At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $1,312,380,921. The net unrealized appreciation was $118,009,255 which consisted of aggregate gross unrealized appreciation of $130,160,198 and aggregate gross unrealized depreciation of $12,150,943.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares VRDO Tax-Free Weekly Portfolio

July 31, 2011 (Unaudited)

Principal Amount		Interest Rate(!)	Maturity Date	Value
	Municipal Bonds (#)— 97.7%
	Ad Valorem Property Tax — 6.7%
$3,700,000	Chicago Illinois Board of Education Ser. 00B AGM	2.900%	03/01/32	$3,700,000
18,320,000	Chicago Illinois Board of Education Ser. 00D AGM	2.500	03/01/32	18,320,000
5,000,000	Luzerne County Pennsylvania Ser. 06A AGM	0.130	11/15/26	5,000,000
400,000	New York - City of New York Sub-Ser. 96-J3 (Remarketed)	0.030	02/15/16	400,000
1,500,000	Shelby County Tennessee Ser. 06C	2.100	12/01/31	1,500,000
				28,920,000
	College Revenue — 10.5%
2,160,000	Broward County Florida Educational Facilities Auth. Rev. (Nova Southeastern University) Ser. 02A	0.390	04/01/22	2,160,000
20,000,000	New York State Dormitory Auth. Rev. (Rockefeller University) Ser. 09B	0.070	07/01/40	20,000,000
3,000,000	Rhode Island State Health & Educational Building Corp. Rev. (Catholic School Pool Program) Ser. 05A	0.290	04/01/35	3,000,000
4,900,000	Shelby County Health Educational & Housing Facilities Board Rev. (Southern College of Optometry Project) Ser. 01	3.250	06/01/26	4,900,000
15,100,000	University of Texas Rev. (Financing System) Ser. 08B	0.050	08/01/32	15,100,000
				45,160,000
	Electric Power Revenue — 13.2%
23,100,000	Austin Texas Water & Wastewater System Rev. Ref. Ser. 04 AGM	0.280	05/15/24	23,100,000
12,770,000	JEA Florida Electric System Rev. Ser. Three 08C-2	0.100	10/01/34	12,770,000
2,000,000	Long Island Power Auth. Electric System Rev. (Remarketed) Ser. 03I AGM	2.500	12/01/29	2,000,000
9,000,000	Long Island Power Auth. Electric System Rev. Ser. 03D AGM	2.500	12/01/29	9,000,000
10,000,000	Los Angeles California Department of Water & Power Rev. Subordinate Ser. 01B-7	0.070	07/01/34	10,000,000
				56,870,000
	Fuel Sales Tax Revenue — 0.7%
3,050,000	Metropolitan Transportation Auth. New York Dedicated Tax Fund Ser. 02-B AGM	2.100	11/01/22	3,050,000

	General Fund — 0.1%
500,000	North Carolina State Public Improvements Ser. 02D	0.060	05/01/21	500,000

	Highway Tolls Revenue — 12.8%
10,000,000	Bay Area Toll Auth. California Toll Bridge Rev. Remarketed Ser. 07A-1	0.050	04/01/47	10,000,000
1,800,000	Illinois State Toll Highway Auth. Rev. Ref. Ser. 98B AGM	0.280	01/01/16	1,800,000
1,400,000	Illinois State Toll Highway Auth. Rev. Ref. Ser. 98B AGM	0.280	01/01/17	1,400,000
17,300,000	New Jersey State Turnpike Auth. Turnpike Rev. Ser. 03C-1 AGM	0.120	01/01/24	17,300,000
14,850,000	New Jersey State Turnpike Auth. Turnpike Rev. Ser. 03C-2 AGM	2.500	01/01/24	14,850,000
700,000	New Jersey State Turnpike Auth. Turnpike Rev. Ser. 91-D NATL RE	0.190	01/01/18	700,000
1,000,000	Orlando & Orange County Expressway Auth. (Florida Expressway) Ref. Rev. Ser. 03-C-2 AGM	0.900	07/01/25	1,000,000
5,000,000	Orlando & Orange County Expressway Auth. (Florida Expressway) Rev. Ref. Sub-Ser. 08B-1	0.100	07/01/40	5,000,000
2,910,000	Triborough Bridge & Tunnel Auth. New York Rev. Ser. 05A	2.250	11/01/35	2,910,000
				54,960,000
	Hospital Revenue — 12.6%
19,000,000	Harris County Texas Health Facilities Development Corp. Hospital Rev. Ref. (Memorial Hermann Healthcare System) Ser. 08A AGM	2.300	06/01/27	19,000,000
15,585,000	Illinois Finance Auth. Rev. (Elmhurst Memorial Healthcare) Ser. 08E	0.280	01/01/48	15,585,000
14,300,000	New Hampshire Health & Education Facilities Auth. Rev. (Dartmouth Hitchcock Obligation) Ser. 01A AGM	2.350	08/01/31	14,300,000

$5,550,000	Russell Kentucky Rev. (Bon Secours Health System Obligated Group) Ser. 02-B AGM	2.000%	11/01/26	$5,550,000
				54,435,000
	Industrial Revenue — 2.6%
900,000	Fairfax County Virginia Economic Development Auth. Rev. (NISH Project) Ser. 02	0.390	08/01/32	900,000
2,300,000	Mississippi Business Financing Corp. Rev. (DDR Gulfport Promenade LLC Project) Ser. 07	1.200	12/01/37	2,300,000
7,945,000	Rensselaer County New York Industrial Development Agency Civic Facility Rev. (Rensselaer Polytech Institute Project) Ser. 97-A	0.050	02/01/22	7,945,000
				11,145,000
	Lease Revenue — 4.2%
5,000,000	Broward County Florida School Board COP Ser. 05 AGM	0.130	07/01/21	5,000,000
10,000,000	Palm Beach County Florida School Board COP Ser. 02B AGM	3.000	08/01/27	10,000,000
3,215,000	San Francisco California City & County Finance Corp. Lease Rev. Ref. (Moscone Center) Ser. 08-1	0.050	04/01/30	3,215,000
				18,215,000
	Local Housing Revenue — 1.0%
990,000	Alabama Housing Financing Auth. Ref. Ser. 89	1.500	04/01/14	990,000
3,380,000	Colorado Housing & Financing Auth. (Multi-Family Project) Class I Ser. 05A2	2.500	04/01/36	3,380,000
				4,370,000
	Miscellaneous Revenue — 14.2%
400,000	Baltimore Maryland Industrial Development Auth. (Baltimore Capital Acquisition) Ser. 86	0.230	08/01/16	400,000
1,500,000	Blount County Public Building Authority	0.900	06/01/32	1,500,000
3,885,000	Clarksville Tennessee Public Building Auth. Rev. (Pooled Financing Tennessee Municipal Bond Fund) Ser. 99	0.150	06/01/29	3,885,000
2,600,000	Delaware Valley Pennsylvania Regional Finance Auth. Local Government Rev. Ser. 85A	0.150	12/01/18	2,600,000
15,000,000	Delaware Valley Pennsylvania Regional Finance Auth. Local Government Rev. Ser. 85C	0.150	12/01/20	15,000,000
11,500,000	Delaware Valley Pennsylvania Regional Finance Auth. Local Government Rev. Ser. 86-1	0.140	08/01/16	11,500,000
10,000,000	Illinois State Ser. 03B	3.100	10/01/33	10,000,000
10,000,000	Massachusetts Bay Transportation Auth. (General Transportation System) Ser. 00	1.800	03/01/30	10,000,000
1,300,000	Montgomery County Tennessee Public Building Auth. Pooled Funding Government Obligation (Tennessee County Loan Pool) Ser. 95	0.180	03/01/25	1,300,000
5,165,000	Southern California Public Power Auth. Transmission Project Rev. (Southern Transmission Project) Ser. 01-A AGM	2.250	07/01/21	5,165,000
				61,350,000
	Multiple Utility Revenue — 9.1%
19,350,000	Colorado Springs Colorado Utilities Rev. (Sub-Lien Improvement) Ser. 06B	0.280	11/01/36	19,350,000
20,000,000	West Palm Beach Florida Utility System Rev. Ser. 08C AGC	1.850	10/01/38	20,000,000
				39,350,000
	Port, Airport & Marina Revenue — 0.7%
2,880,000	Metropolitan Washington DC Airport Auth. System Sub-Ser. 09-A-1	0.180	10/01/39	2,880,000

	Transit Revenue — 3.9%
800,000	California Transit Finance Auth. Ser. 97 AGM	2.500	10/01/27	800,000
16,190,000	Metropolitan Transportation Auth. New York Rev. Ref. Ser. 02D-1 AGM	0.350	11/01/29	16,190,000
				16,990,000
	Water Revenue — 5.4%
15,000,000	Forsyth County Georgia Water & Sewage Auth. Rev. Ser. 05B	2.300	04/01/35	15,000,000
2,000,000	Metropolitan Water District Southern California Waterworks Rev. Ser. 00B-2	0.080	07/01/35	2,000,000
6,400,000	Metropolitan Water District Southern California Waterworks Rev. Ref. Ser. 08A-2	0.140	07/01/37	6,400,000
				23,400,000

Total Investments (Cost $421,595,000)(a)(b)— 97.7%	$421,595,000
Other assets less liabilities—2.3%	9,733,888
Net Assets—100.0%	$431,328,888

Investment Abbreviations:

Auth.	- Authority
COP	- Certificate of Participation
Ref.	- Refunding Bonds
Rev.	- Revenue
Ser.	- Series

Glossary of Terms:

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
NATL RE	- National Public Finance Guarantee Corp.

Notes to Schedule of Investments:

(#)                           Demand Securities payable upon demand by the Fund for an amount equal to par value plus accrued interest at specified time intervals.

(!)                            Variable rate coupon. Stated interest rate was in effect at July 31, 2011.

(a)

This table, as of July 31, 2011, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Percentage of
Entities	Total Investments
Assured Guaranty Municipal Corp.	41.9%

(b)

At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $421,595,000. The net unrealized depreciation was $0 which consisted of aggregate gross unrealized appreciation of $0 and aggregate gross unrealized depreciation of $0.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P SmallCap Consumer Discretionary Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Advertising - 0.4%
30,715	Harte-Hanks, Inc.	$250,942

	Apparel - 18.4%
45,602	Carter’s, Inc.*	1,527,667
69,882	Crocs, Inc.*	2,189,403
57,583	Iconix Brand Group, Inc.*	1,343,411
21,537	K-Swiss, Inc., Class A*	229,585
18,478	Maidenform Brands, Inc.*	477,656
10,949	Oxford Industries, Inc.	428,982
9,933	Perry Ellis International, Inc.*	232,134
102,695	Quiksilver, Inc.*	540,176
27,908	Skechers U.S.A., Inc., Class A*	464,668
27,728	Steven Madden Ltd.*	1,056,437
20,352	True Religion Apparel, Inc.*	685,659
39,182	Wolverine World Wide, Inc.	1,483,822
		10,659,600
	Auto Parts & Equipment - 1.2%
26,249	Spartan Motors, Inc.	120,745
15,515	Standard Motor Products, Inc.	220,313
18,523	Superior Industries International, Inc.	374,906
		715,964
	Beverages - 1.0%
10,120	Peet’s Coffee & Tea, Inc.*	591,008

	Building Materials - 0.6%
15,159	Drew Industries, Inc.	322,887

	Commercial Services - 10.8%
14,119	American Public Education, Inc.*	643,403
21,420	Arbitron, Inc.	837,950
12,415	Capella Education Co.*	530,741
66,797	Corinthian Colleges, Inc.*	277,875
49,493	Hillenbrand, Inc.	1,083,402
17,829	Lincoln Educational Services Corp.	318,783
123,635	Live Nation Entertainment, Inc.*	1,372,348
11,206	Midas, Inc.*	61,185
24,067	Monro Muffler Brake, Inc.	860,636
16,599	Universal Technical Institute, Inc.*	287,163
		6,273,486
	Distribution/Wholesale - 1.7%
38,029	Pool Corp.	1,017,276

	Entertainment - 2.1%
21,236	Multimedia Games Holding Co., Inc.*	92,164
48,884	Pinnacle Entertainment, Inc.*	705,396
42,725	Shuffle Master, Inc.*	398,197
		1,195,757
	Home Builders - 2.1%
14,770	M/I Homes, Inc.*	166,901
25,569	Meritage Homes Corp.*	558,683
5,433	Skyline Corp.	73,508
77,836	Standard Pacific Corp.*	222,611
22,993	Winnebago Industries, Inc.*	192,911
		1,214,614
	Home Furnishings - 3.3%
14,756	Audiovox Corp., Class A*	106,096
22,719	Ethan Allen Interiors, Inc.	418,029
40,945	La-Z-Boy, Inc.*	359,088
43,885	Select Comfort Corp.*	738,146
11,857	Universal Electronics, Inc.*	277,572
		1,898,931
	Household Products/Wares - 2.0%
4,295	Blyth, Inc.	271,702
24,367	Helen of Troy Ltd.*	785,836
17,091	Kid Brands, Inc.*	78,447
		1,135,985
	Internet - 1.4%
11,535	Blue Nile, Inc.*	488,623
21,279	Nutrisystem, Inc.	317,908
		806,531
	Leisure Time - 4.2%
9,668	Arctic Cat, Inc.*	159,328
70,295	Brunswick Corp.	1,534,540
50,851	Callaway Golf Co.	322,904
32,208	Interval Leisure Group, Inc.*	413,873
		2,430,645
	Lodging - 1.1%
44,269	Boyd Gaming Corp.*	386,911
17,130	Marcus Corp.	165,818
8,919	Monarch Casino & Resort, Inc.*	103,015
		655,744
	Media - 0.4%
24,743	E.W. Scripps Co. (The), Class A*	213,285

	Miscellaneous Manufacturing - 1.1%
13,735	Movado Group, Inc.	222,232
14,897	Sturm Ruger & Co., Inc.	406,986
		629,218
	Retail - 47.6%
17,357	Big 5 Sporting Goods Corp.	143,195
1,130	Biglari Holdings, Inc.*	416,032
18,054	BJ’s Restaurants, Inc.*	837,164
35,009	Brown Shoe Co., Inc.	353,591
20,930	Buckle, Inc. (The)	927,408
14,462	Buffalo Wild Wings, Inc.*	918,771
32,188	Cabela’s, Inc.*	880,664
23,286	Cato Corp. (The), Class A	647,816
15,670	CEC Entertainment, Inc.	606,429
20,411	Children’s Place Retail Stores, Inc. (The)*	986,259
28,257	Christopher & Banks Corp.	178,019
24,766	Coinstar, Inc.*	1,210,067
47,489	Coldwater Creek, Inc.*	59,836
18,138	Cracker Barrel Old Country Store, Inc.	818,205
12,576	DineEquity, Inc.*	655,210
42,578	Finish Line, Inc. (The), Class A	906,911
31,038	Fred’s, Inc., Class A	409,081
18,700	Genesco, Inc.*	968,660
18,965	Group 1 Automotive, Inc.	903,303
14,676	Haverty Furniture Cos., Inc.	162,757
21,567	Hibbett Sports, Inc.*	846,289
35,328	Hot Topic, Inc.	263,900

30,956	HSN, Inc.*	$1,011,952
39,237	Jack in the Box, Inc.*	891,465
21,810	Jos. A. Bank Clothiers, Inc.*	1,119,071
12,421	Kirkland’s, Inc.*	134,023
17,295	Lithia Motors, Inc., Class A	356,969
74,662	Liz Claiborne, Inc.*	477,837
18,523	Lumber Liquidators Holdings, Inc.*	290,996
18,339	MarineMax, Inc.*	168,535
40,644	Men’s Wearhouse, Inc. (The)	1,332,717
14,916	O’Charley’s, Inc.*	90,838
67,869	OfficeMax, Inc.*	480,513
18,036	P.F. Chang’s China Bistro, Inc.	593,925
15,855	Papa John’s International, Inc.*	494,835
41,583	Pep Boys - Manny, Moe & Jack (The)	447,017
17,081	PetMed Express, Inc.	187,379
12,035	Red Robin Gourmet Burgers, Inc.*	414,245
51,391	Ruby Tuesday, Inc.*	467,144
11,941	Rue21, Inc.*	392,501
24,443	Ruth’s Hospitality Group, Inc.*	140,547
28,008	Sonic Automotive, Inc., Class A	438,885
48,789	Sonic Corp.*	522,042
28,442	Stage Stores, Inc.	506,268
22,001	Stein Mart, Inc.	209,009
45,526	Texas Roadhouse, Inc.	752,090
28,660	Tuesday Morning Corp.*	123,238
20,296	Vitamin Shoppe, Inc.*	884,094
18,279	Zale Corp.*	102,545
16,644	Zumiez, Inc.*	442,231
		27,572,478
	Toys/Games/Hobbies - 0.6%
21,480	JAKKS Pacific, Inc.*	374,826

	Total Common Stocks (Cost $52,456,777)	57,959,177

	Money Market Fund - 0.0%
6,617	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $6,617)	6,617

	Total Investments (Cost $52,463,394)(a)-100.0%	57,965,794
	Liabilities in excess of other assets-(0.0)%	(312)
	Net Assets-100.0%	$57,965,482

Notes to Schedule of Investments:
*	Non-income producing security.
(a)

At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $52,522,528. The net unrealized appreciation was $5,443,266 which consisted of aggregate gross unrealized appreciation of $8,073,459 and aggregate gross unrealized depreciation of $2,630,193.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P SmallCap Consumer Staples Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Agriculture - 6.0%
46,225	Alliance One International, Inc.*	$152,080
10,095	Andersons, Inc. (The)	415,006
		567,086
	Beverages - 4.6%
4,838	Boston Beer Co., Inc., Class A*	436,145

	Commercial Services - 1.4%
7,126	Medifast, Inc.*	137,532

	Cosmetics/Personal Care - 1.7%
8,093	Inter Parfums, Inc.	162,184

	Environmental Control - 9.9%
55,493	Darling International, Inc.*	936,722

	Food - 57.9%
23,826	B&G Foods, Inc.	447,690
6,409	Calavo Growers, Inc.	132,474
7,094	Cal-Maine Foods, Inc.	239,848
8,301	Diamond Foods, Inc.	594,269
13,326	Hain Celestial Group, Inc. (The)*	430,830
7,596	J & J Snack Foods Corp.	392,637
6,428	Nash Finch Co.	230,122
10,009	Sanderson Farms, Inc.	462,616
4,859	Seneca Foods Corp., Class A*	125,848
19,859	Snyders-Lance, Inc.	405,322
11,988	Spartan Stores, Inc.	211,708
16,840	TreeHouse Foods, Inc.*	869,618
22,940	United Natural Foods, Inc.*	957,745
		5,500,727
	Household Products/Wares - 10.0%
25,899	Central Garden & Pet Co., Class A*	226,875
26,691	Prestige Brands Holdings, Inc.*	326,164
8,975	WD-40 Co.	393,105
		946,144
	Retail - 8.5%
18,002	Casey’s General Stores, Inc.	810,090

	Total Common Stocks (Cost $9,887,430)	9,496,630

	Money Market Fund - 0.0%
314	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $314)	314

	Total Investments (Cost $9,887,744)(a)-100.0%	9,496,944
	Liabilities in excess of other assets-(0.0)%	(4,273)
	Net Assets-100.0%	$9,492,671

Notes to Schedule of Investments:
*	Non-income producing security.
(a)

At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $9,902,057. The net unrealized depreciation was $405,113 which consisted of aggregate gross unrealized appreciation of $132,133 and aggregate gross unrealized depreciation of $537,246.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P SmallCap Energy Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Oil & Gas - 40.9%
254,035	Approach Resources, Inc.*	$6,594,749
114,659	Contango Oil & Gas Co.*	7,232,690
165,908	GeoResources, Inc.*	4,233,972
301,648	Gulfport Energy Corp.*	10,998,086
407,698	Penn Virginia Corp.	5,348,998
209,760	Petroleum Development Corp.*	7,618,483
496,173	PetroQuest Energy, Inc.*	4,033,886
538,780	Pioneer Drilling Co.*	8,765,951
254,358	Stone Energy Corp.*	8,256,461
213,313	Swift Energy Co.*	8,127,225
		71,210,501
	Oil & Gas Services - 43.5%
259,943	Basic Energy Services, Inc.*	8,419,554
128,061	Gulf Island Fabrication, Inc.	4,430,911
203,203	Hornbeck Offshore Services, Inc.*	5,657,172
865,690	ION Geophysical Corp.*	8,778,097
217,613	Lufkin Industries, Inc.	17,731,107
235,996	Matrix Service Co.*	3,289,784
39,352	OYO Geospace Corp.*	3,991,473
154,728	SEACOR Holdings, Inc.	15,528,502
622,927	TETRA Technologies, Inc.*	8,017,070
		75,843,670
	Retail - 10.9%
505,813	World Fuel Services Corp.	19,033,743

	Transportation - 4.8%
171,463	Bristow Group, Inc.	8,312,526

	Total Common Stocks (Cost $171,524,564)	174,400,440

	Money Market Fund - 0.0%
3,703	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $3,703)	3,703

	Total Investments (Cost $171,528,267)(a)-100.1%	174,404,143
	Liabilities in excess of other assets-(0.1)%	(111,455)
	Net Assets-100.0%	$174,292,688

Notes to Schedule of Investments:
*	Non-income producing security.
(a)

At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $171,595,655. The net unrealized appreciation was $2,808,488 which consisted of aggregate gross unrealized appreciation of $5,764,850 and aggregate gross unrealized depreciation of $2,956,362.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P SmallCap Financials Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests- 100.0%
	Banks - 27.7%
8,511	Bank of the Ozarks, Inc.	$442,146
49,776	Boston Private Financial Holdings, Inc.	344,948
9,851	City Holding Co.	308,041
25,524	Columbia Banking System, Inc.	449,478
23,781	Community Bank System, Inc.	598,330
82,041	F.N.B. Corp.	820,410
13,772	First BanCorp*	60,597
61,036	First Commonwealth Financial Corp.	313,725
37,658	First Financial Bancorp	602,904
20,323	First Financial Bankshares, Inc.	655,010
48,185	First Midwest Bancorp, Inc.	574,365
46,490	Glacier Bancorp, Inc.	610,879
97,782	Hanmi Financial Corp.*	103,649
14,183	Home Bancshares, Inc.	334,293
13,856	Independent Bank Corp.	367,877
24,567	Nara Bancorp, Inc.*	197,273
79,397	National Penn Bancshares, Inc.	638,352
22,264	NBT Bancorp, Inc.	490,698
61,241	Old National Bancorp	624,658
21,413	PacWest Bancorp	425,048
22,067	Pinnacle Financial Partners, Inc.*	336,522
38,067	PrivateBancorp, Inc.	448,810
16,142	S&T Bancorp, Inc.	307,021
29,449	Signature Bank*	1,742,203
11,204	Simmons First National Corp., Class A	270,689
19,993	Sterling Bancorp	188,934
84,022	Susquehanna Bancshares, Inc.	632,686
24,061	Texas Capital Bancshares, Inc.*	657,587
5,347	Tompkins Financial Corp.	216,019
58,806	TrustCo Bank Corp. NY	271,684
19,382	UMB Financial Corp.	804,353
74,112	Umpqua Holdings Corp.	841,912
28,556	United Bankshares, Inc.	681,346
11,833	United Community Banks, Inc.*	129,335
36,601	Wilshire Bancorp, Inc.*	120,783
22,602	Wintrust Financial Corp.	772,536
		17,385,101
	Diversified Financial Services - 9.0%
13,010	Calamos Asset Management, Inc., Class A	177,196
9,065	Encore Capital Group, Inc.*	247,928
19,266	Financial Engines, Inc.*	457,760
27,301	Interactive Brokers Group, Inc., Class A	413,337
26,668	Investment Technology Group, Inc.*	324,549
28,496	National Financial Partners Corp.*	322,860
27,495	optionsXpress Holdings, Inc.	415,174
10,108	Piper Jaffray Cos.*	297,984
11,058	Portfolio Recovery Associates, Inc.*	894,924
34,835	Stifel Financial Corp.*	1,322,337
18,948	SWS Group, Inc.	103,267
9,974	World Acceptance Corp.*	635,543
		5,612,859
	Insurance - 11.8%
11,892	AMERISAFE, Inc.*	255,797
35,498	Delphi Financial Group, Inc., Class A	955,606
13,826	eHealth, Inc.*	179,047
24,929	Employers Holdings, Inc.	370,445
25,783	Horace Mann Educators Corp.	375,400
8,016	Infinity Property & Casualty Corp.	406,171
34,440	Meadowbrook Insurance Group, Inc.	323,736
7,961	Navigators Group, Inc. (The)*	375,281
13,766	Presidential Life Corp.	156,382
19,823	ProAssurance Corp.*	1,380,672
10,753	RLI Corp.	679,052
9,815	Safety Insurance Group, Inc.	398,489
34,920	Selective Insurance Group, Inc.	572,339
12,442	Stewart Information Services Corp.	131,885
26,721	Tower Group, Inc.	610,842
13,718	United Fire & Casualty Co.	235,264
		7,406,408
	Investment Companies - 1.0%
69,452	Prospect Capital Corp.	645,903

	Real Estate - 0.6%
22,899	Forestar Group, Inc.*	373,254

	REITs - 41.9%
26,067	Acadia Realty Trust	547,146
85,054	BioMed Realty Trust, Inc.	1,668,760
31,079	Cedar Shopping Centers, Inc.	154,152
54,129	Colonial Properties Trust	1,166,480
108,552	DiamondRock Hospitality Co.	1,109,401
17,335	EastGroup Properties, Inc.	771,754
30,238	Entertainment Properties Trust	1,405,765
60,664	Extra Space Storage, Inc.	1,289,717
45,802	Franklin Street Properties Corp.	577,563
16,407	Getty Realty Corp.	380,642
47,025	Healthcare Realty Trust, Inc.	921,690
25,318	Home Properties, Inc.	1,658,835
49,906	Inland Real Estate Corp.	440,171
37,895	Kilroy Realty Corp.	1,461,989
41,090	Kite Realty Group Trust	186,549
55,267	LaSalle Hotel Properties	1,382,228
87,468	Lexington Realty Trust	734,731
19,610	LTC Properties, Inc.	532,412
72,220	Medical Properties Trust, Inc.	849,307
23,781	Mid-America Apartment Communities, Inc.	1,683,457
55,118	National Retail Properties, Inc.	1,382,911
14,198	Parkway Properties, Inc.	250,311
35,974	Pennsylvania Real Estate Investment Trust	525,220
32,314	Post Properties, Inc.	1,370,114
12,142	PS Business Parks, Inc.	689,787
7,492	Saul Centers, Inc.	295,559
17,897	Sovran Self Storage, Inc.	725,723
55,685	Tanger Factory Outlet Centers, Inc.	1,528,553
8,181	Universal Health Realty Income Trust	337,139
15,094	Urstadt Biddle Properties, Inc., Class A	267,768
		26,295,834
	Retail - 4.8%
19,005	Cash America International, Inc.	1,063,520
32,274	EZCORP, Inc., Class A*	1,074,078

20,241	First Cash Financial Services, Inc.*	$875,828
		3,013,426
	Savings & Loans - 3.2%
29,731	Bank Mutual Corp.	110,302
38,187	Brookline Bancorp, Inc.	326,499
18,066	Dime Community Bancshares	253,827
68,585	Northwest Bancshares, Inc.	842,910
33,613	Provident Financial Services, Inc.	465,876
		1,999,414
	Total Investments (Cost $55,940,588)(a)-100.0%	62,732,199
	Liabilities in excess of other assets-(0.0)%	(134)
	Net Assets-100.0%	$62,732,065

Investment Abbreviations:

REIT       - Real Estate Investment Trust

Notes to Schedule of Investments:
*	Non-income producing security.
(a)

At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $56,028,068. The net unrealized appreciation was $6,704,131 which consisted of aggregate gross unrealized appreciation of $8,188,631 and aggregate gross unrealized depreciation of $1,484,500.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P SmallCap Health Care Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Biotechnology - 13.2%
118,308	ArQule, Inc.*	$662,525
78,560	Cambrex Corp.*	346,449
160,079	Cubist Pharmaceuticals, Inc.*	5,437,884
58,789	Emergent Biosolutions, Inc.*	1,213,993
89,918	Enzo Biochem, Inc.*	345,285
141,758	Medicines Co. (The)*	2,123,535
199,026	Regeneron Pharmaceuticals, Inc.*	10,560,319
		20,689,990
	Commercial Services - 10.2%
105,705	AMN Healthcare Services, Inc.*	851,982
56,802	Chemed Corp.	3,454,130
17,386	CorVel Corp.*	802,364
83,057	Cross Country Healthcare, Inc.*	573,924
75,460	HMS Holdings Corp.*	5,704,776
25,158	Landauer, Inc.	1,420,169
157,211	PAREXEL International Corp.*	3,227,542
		16,034,887
	Distribution/Wholesale - 1.9%
33,517	MWI Veterinary Supply, Inc.*	2,985,024

	Electronics - 1.2%
33,516	Analogic Corp.	1,802,826

	Healthcare-Products - 31.5%
60,132	Abaxis, Inc.*	1,426,331
188,341	Affymetrix, Inc.*	1,064,127
184,944	Align Technology, Inc.*	4,066,919
34,360	Cantel Medical Corp.	856,595
75,575	CONMED Corp.*	1,964,950
74,592	CryoLife, Inc.*	430,396
65,105	Cyberonics, Inc.*	1,766,950
62,231	Greatbatch, Inc.*	1,550,796
68,581	Haemonetics Corp.*	4,492,055
88,841	Hanger Orthopedic Group, Inc.*	1,866,549
32,000	ICU Medical, Inc.*	1,359,360
54,914	Integra LifeSciences Holdings Corp.*	2,474,974
85,258	Invacare Corp.	2,556,035
22,778	Kensey Nash Corp.*	596,784
50,201	LCA-Vision, Inc.*	211,346
109,497	Meridian Bioscience, Inc.	2,365,135
109,686	Merit Medical Systems, Inc.*	1,718,780
77,452	Natus Medical, Inc.*	893,022
105,820	NuVasive, Inc.*	3,028,568
50,756	Palomar Medical Technologies, Inc.*	503,499
148,127	PSS World Medical, Inc.*	3,544,679
36,867	SonoSite, Inc.*	1,204,076
46,777	SurModics, Inc.*	514,547
97,126	Symmetry Medical, Inc.*	935,323
89,426	West Pharmaceutical Services, Inc.	3,923,119
58,519	Zoll Medical Corp.*	4,076,434
		49,391,349
	Healthcare-Services - 21.2%
30,079	Air Methods Corp.*	2,108,538
22,210	Almost Family, Inc.*	561,247
78,707	Amedisys, Inc.*	2,035,363
83,479	AmSurg Corp.*	2,122,871
65,594	Bio-Reference Labs, Inc.*	1,307,944
133,450	Centene Corp.*	4,378,494
35,166	Ensign Group, Inc. (The)	998,714
81,653	Gentiva Health Services, Inc.*	1,468,937
180,940	Healthspring, Inc.*	7,425,778
90,689	Healthways, Inc.*	1,353,987
43,712	IPC The Hospitalist Co., Inc.*	1,977,094
41,890	LHC Group, Inc.*	954,254
83,501	Magellan Health Services, Inc.*	4,350,402
54,281	MedCath Corp.*	712,167
68,572	Molina Healthcare, Inc.*	1,553,156
		33,308,946
	Internet - 0.5%
115,298	eResearchTechnology, Inc.*	734,448

	Pharmaceuticals - 15.0%
27,405	Hi-Tech Pharmacal Co., Inc.*	775,288
61,926	Neogen Corp.*	2,561,259
96,692	Par Pharmaceutical Cos., Inc.*	3,131,854
78,413	PharMerica Corp.*	1,001,334
164,643	Questcor Pharmaceuticals, Inc.*	5,112,165
155,949	Salix Pharmaceuticals Ltd.*	6,047,702
189,702	Savient Pharmaceuticals, Inc.*	1,327,914
202,856	ViroPharma, Inc.*	3,667,637
		23,625,153
	Software - 5.3%
29,543	Computer Programs & Systems, Inc.	2,168,456
88,441	Omnicell, Inc.*	1,513,225
51,427	Quality Systems, Inc.	4,698,371
		8,380,052
	Total Common Stocks (Cost $161,336,409)	156,952,675

	Money Market Fund - 0.0%
39,503	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $39,503)	39,503

	Total Investments (Cost $161,375,912)(a)-100.0%	156,992,178
	Other assets less liabilities-0.0%	3,595
	Net Assets-100.0%	$156,995,773

Notes to Schedule of Investments:
*	Non-income producing security.
(a)

At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $161,458,002. The net unrealized depreciation was $4,465,824 which consisted of aggregate gross unrealized appreciation of $6,320,791 and aggregate gross unrealized depreciation of $10,786,615.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P SmallCap Industrials Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Aerospace/Defense - 14.2%
14,626	AAR Corp.	$429,127
5,561	Aerovironment, Inc.*	160,323
5,806	Cubic Corp.	281,823
17,084	Curtiss-Wright Corp.	546,005
21,604	GenCorp, Inc.*	122,279
9,668	Kaman Corp.	344,374
16,887	Moog, Inc., Class A*	691,523
1,922	National Presto Industries, Inc.	195,544
21,503	Orbital Sciences Corp.*	372,432
13,517	Teledyne Technologies, Inc.*	733,027
		3,876,457
	Airlines - 1.8%
5,536	Allegiant Travel Co.*	238,214
19,464	SkyWest, Inc.	250,307
		488,521
	Building Materials - 5.3%
6,549	AAON, Inc.	148,531
10,335	Apogee Enterprises, Inc.	118,336
13,953	Comfort Systems USA, Inc.	145,669
11,191	Gibraltar Industries, Inc.*	115,044
6,258	NCI Building Systems, Inc.*	70,653
13,649	Quanex Building Products Corp.	213,880
14,754	Simpson Manufacturing Co., Inc.	417,538
7,186	Universal Forest Products, Inc.	211,771
		1,441,422
	Commercial Services - 11.5%
17,562	ABM Industries, Inc.	395,145
4,787	CDI Corp.	62,040
3,583	Consolidated Graphics, Inc.*	184,847
23,878	Geo Group, Inc. (The)*	496,662
24,429	Healthcare Services Group, Inc.	383,291
6,546	Heidrick & Struggles International, Inc.	174,124
8,393	Insperity, Inc.	245,243
10,404	Kelly Services, Inc., Class A*	162,823
18,981	Navigant Consulting, Inc.*	223,406
13,605	On Assignment, Inc.*	138,771
18,661	SFN Group, Inc.*	259,761
16,308	TrueBlue, Inc.*	244,783
7,498	Viad Corp.	155,434
		3,126,330
	Computers - 1.1%
14,953	Sykes Enterprises, Inc.*	288,593

	Distribution/Wholesale - 2.2%
5,903	School Specialty, Inc.*	70,954
16,932	United Stationers, Inc.	543,348
		614,302
	Electrical Components & Equipment - 3.8%
17,436	Belden, Inc.	642,517
7,008	Encore Wire Corp.	154,246
3,280	Powell Industries, Inc.*	126,411
7,227	Vicor Corp.	101,684
		1,024,858
	Electronics - 6.9%
3,341	American Science & Engineering, Inc.	271,055
5,540	Badger Meter, Inc.	202,155
19,439	Brady Corp., Class A	575,394
18,861	II-VI, Inc.*	472,091
10,814	Watts Water Technologies, Inc., Class A	362,593
		1,883,288
	Engineering & Construction - 5.5%
12,530	Dycom Industries, Inc.*	213,511
24,602	EMCOR Group, Inc.*	686,888
5,157	Exponent, Inc.*	215,614
14,533	Insituform Technologies, Inc., Class A*	291,387
9,939	Orion Marine Group, Inc.*	86,370
		1,493,770
	Environmental Control - 1.8%
22,945	Tetra Tech, Inc.*	504,790

	Household Products/Wares - 0.1%
4,697	Standard Register Co. (The)	14,091

	Housewares - 2.2%
11,369	Toro Co. (The)	611,993

	Machinery-Construction & Mining - 1.0%
7,338	Astec Industries, Inc.*	275,322

	Machinery-Diversified - 8.4%
10,238	Albany International Corp., Class A	272,024
13,879	Applied Industrial Technologies, Inc.	443,018
18,560	Briggs & Stratton Corp.	318,118
3,418	Cascade Corp.	170,866
4,622	Lindsay Corp.	292,572
16,736	Robbins & Myers, Inc.	807,345
		2,303,943
	Media - 0.3%
11,059	Dolan Co. (The)*	87,698

	Metal Fabricate/Hardware - 4.6%
6,343	CIRCOR International, Inc.	274,335
11,998	Kaydon Corp.	427,729
1,474	Lawson Products, Inc.	27,519
13,932	Mueller Industries, Inc.	522,868
		1,252,451
	Miscellaneous Manufacturing - 16.3%
12,410	A.O. Smith Corp.	514,643
25,246	Actuant Corp., Class A	623,829
4,617	AZZ, Inc.	230,989
16,635	Barnes Group, Inc.	405,062
9,162	Ceradyne, Inc.*	296,940
18,554	CLARCOR, Inc.	817,489
7,608	EnPro Industries, Inc.*	351,794
9,792	ESCO Technologies, Inc.	339,587
22,862	Federal Signal Corp.	132,142
17,501	Griffon Corp.*	165,384
10,541	John Bean Technologies Corp.	186,154
6,314	Lydall, Inc.*	76,273
4,597	Standex International Corp.	147,977

8,481	Tredegar Corp.	$161,648
		4,449,911
	Office Furnishings - 1.4%
24,084	Interface, Inc., Class A	385,826

	Storage/Warehousing - 1.3%
16,556	Mobile Mini, Inc.*	349,497

	Textiles - 1.9%
6,886	G&K Services, Inc., Class A	234,606
5,410	UniFirst Corp.	296,738
		531,344
	Transportation - 8.4%
9,356	Arkansas Best Corp.	225,105
10,812	Forward Air Corp.	336,902
18,691	Heartland Express, Inc.	286,346
13,796	Hub Group, Inc., Class A*	489,482
22,728	Knight Transportation, Inc.	357,739
15,856	Old Dominion Freight Line, Inc.*	587,465
		2,283,039
	Total Common Stocks (Cost $25,768,421)	27,287,446

	Money Market Fund - 0.0%
575	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $575)	575

	Total Investments (Cost $25,768,996)(a)-100.0%	27,288,021
	Other assets less liabilities-0.0%	3,317
	Net Assets-100.0%	$27,291,338

Notes to Schedule of Investments:
*	Non-income producing security.
(a)

At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $25,789,959. The net unrealized appreciation was $1,498,062 which consisted of aggregate gross unrealized appreciation of $2,269,777 and aggregate gross unrealized depreciation of $771,715.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P SmallCap Information Technology Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Commercial Services - 6.4%
34,205	Cardtronics, Inc.*	$786,031
16,512	Forrester Research, Inc.	521,779
43,115	Heartland Payment Systems, Inc.	907,140
38,820	MAXIMUS, Inc.	1,499,616
31,096	TeleTech Holdings, Inc.*	615,390
43,201	Wright Express Corp.*	2,125,489
		6,455,445
	Computers - 10.8%
21,918	Agilysys, Inc.*	209,755
33,684	CACI International, Inc., Class A*	1,990,051
79,656	CIBER, Inc.*	399,873
32,837	iGATE Corp.	492,227
52,255	Insight Enterprises, Inc.*	879,452
51,847	LivePerson, Inc.*	638,237
24,315	Manhattan Associates, Inc.*	906,949
33,758	Mercury Computer Systems, Inc.*	566,797
17,450	MTS Systems Corp.	687,704
8,873	NCI, Inc., Class A*	190,592
39,538	NetScout Systems, Inc.*	602,954
38,236	Radiant Systems, Inc.*	1,077,873
29,787	RadiSys Corp.*	236,509
23,637	Stratasys, Inc.*	602,743
29,172	Super Micro Computer, Inc.*	411,033
38,315	Synaptics, Inc.*	941,400
		10,834,149
	Distribution/Wholesale - 1.8%
76,282	Brightpoint, Inc.*	693,403
30,208	ScanSource, Inc.*	1,116,186
		1,809,589
	Electrical Components & Equipment - 1.8%
43,363	Advanced Energy Industries, Inc.*	460,082
25,426	Littelfuse, Inc.	1,299,014
		1,759,096
	Electronics - 13.5%
13,081	Bel Fuse, Inc., Class B	248,801
67,917	Benchmark Electronics, Inc.*	994,984
44,842	Checkpoint Systems, Inc.*	704,019
38,400	CTS Corp.	377,472
34,137	Cymer, Inc.*	1,503,052
39,516	Daktronics, Inc.	392,394
26,907	Electro Scientific Industries, Inc.*	516,883
18,277	FARO Technologies, Inc.*	744,971
43,283	FEI Co.*	1,430,070
20,578	LoJack Corp.*	82,518
41,320	Methode Electronics, Inc.	437,166
41,679	Newport Corp.*	647,692
21,312	OSI Systems, Inc.*	879,973
23,183	Park Electrochemical Corp.	606,467
42,081	Plexus Corp.*	1,241,810
46,534	Pulse Electronics Corp.	194,512
31,817	Rofin-Sinar Technologies, Inc.*	998,417
17,863	Rogers Corp.*	865,998
49,120	TTM Technologies, Inc.*	680,312
		13,547,511
	Home Furnishings - 0.7%
19,451	DTS, Inc.*	675,339

	Internet - 8.3%
48,555	Blue Coat Systems, Inc.*	978,383
28,883	comScore, Inc.*	629,938
45,991	DealerTrack Holdings, Inc.*	1,066,531
41,427	InfoSpace, Inc.*	394,799
51,439	j2 Global Communications, Inc.*	1,375,479
19,983	Liquidity Services, Inc.*	483,189
20,728	PC-Tel, Inc.*	134,732
34,066	Perficient, Inc.*	341,001
31,806	Sourcefire, Inc.*	781,792
13,314	Stamps.com, Inc.	223,010
99,151	United Online, Inc.	591,931
44,690	Websense, Inc.*	1,013,569
35,330	XO Group, Inc.*	330,336
		8,344,690
	Machinery-Diversified - 2.7%
46,376	Cognex Corp.	1,574,465
28,122	Gerber Scientific, Inc.*	309,904
53,149	Intermec, Inc.*	572,946
25,547	Intevac, Inc.*	232,478
		2,689,793
	Media - 0.7%
26,369	DG FastChannel, Inc.*	745,188

	Semiconductors - 22.7%
35,399	ATMI, Inc.*	660,191
73,991	Brooks Automation, Inc.*	703,654
26,304	Cabot Microelectronics Corp.*	1,017,702
25,769	CEVA, Inc.*	778,739
74,076	Cirrus Logic, Inc.*	1,124,474
26,893	Cohu, Inc.	336,700
41,023	Diodes, Inc.*	966,092
26,190	DSP Group, Inc.*	198,782
79,494	Entropic Communications, Inc.*	531,020
49,800	Exar Corp.*	329,178
28,043	Hittite Microwave Corp.*	1,570,128
72,219	Kopin Corp.*	310,542
80,538	Kulicke & Soffa Industries, Inc.*	740,950
56,328	Micrel, Inc.	571,729
96,642	Microsemi Corp.*	1,918,344
58,463	MKS Instruments, Inc.	1,458,652
38,334	Monolithic Power Systems, Inc.*	517,126
19,829	Nanometrics, Inc.*	334,912
27,997	Pericom Semiconductor Corp.*	229,015
32,256	Power Integrations, Inc.	1,144,765
18,295	Rubicon Technology, Inc.*	269,302
35,406	Rudolph Technologies, Inc.*	304,138
31,306	Sigma Designs, Inc.*	267,666
25,740	Standard Microsystems Corp.*	609,008
14,525	Supertex, Inc.*	281,494
57,181	Tessera Technologies, Inc.*	898,314
183,692	TriQuint Semiconductor, Inc.*	1,381,364
28,129	Ultratech, Inc.*	741,199
45,491	Veeco Instruments, Inc.*	1,810,087

27,471	Volterra Semiconductor Corp.*	$707,928
		22,713,195
	Software - 18.8%
32,665	Avid Technology, Inc.*	427,585
48,460	Blackbaud, Inc.	1,230,884
38,066	Bottomline Technologies, Inc.*	886,557
49,260	CommVault Systems, Inc.*	1,907,347
38,713	CSG Systems International, Inc.*	687,543
28,344	Digi International, Inc.*	405,036
44,156	Ebix, Inc.*	869,432
35,248	EPIQ Systems, Inc.	455,404
15,686	Interactive Intelligence Group*	596,225
47,327	JDA Software Group, Inc.*	1,323,263
9,223	MicroStrategy, Inc., Class A*	1,469,869
32,403	Monotype Imaging Holdings, Inc.*	443,921
74,969	Progress Software Corp.*	1,806,753
26,985	RightNow Technologies, Inc.*	915,871
35,309	Smith Micro Software, Inc.*	125,700
28,373	Synchronoss Technologies, Inc.*	829,910
26,833	SYNNEX Corp.*	759,911
96,959	Take-Two Interactive Software, Inc.*	1,307,977
45,935	Taleo Corp., Class A*	1,520,448
76,287	THQ, Inc.*	203,305
27,956	Tyler Technologies, Inc.*	712,598
		18,885,539
	Telecommunications - 11.8%
32,078	Anixter International, Inc.	2,002,309
138,448	Arris Group, Inc.*	1,661,376
20,102	Black Box Corp.	572,706
29,128	Comtech Telecommunications Corp.	785,000
17,159	EMS Technologies, Inc.*	564,188
111,713	Harmonic, Inc.*	606,602
18,564	LogMeIn, Inc.*	659,950
40,943	NETGEAR, Inc.*	1,347,434
34,003	Network Equipment Technologies, Inc.*	88,068
35,850	Novatel Wireless, Inc.*	183,910
23,100	Oplink Communications, Inc.*	389,928
48,131	Symmetricom, Inc.*	272,903
77,164	Tekelec*	605,737
46,699	ViaSat, Inc.*	2,098,186
		11,838,297
	Total Investments (Cost $100,934,953)(a)-100.0%	100,297,831
	Liabilities in excess of other assets-(0.0)%	(893)
	Net Assets-100.0%	$100,296,938

Notes to Schedule of Investments:
*	Non-income producing security.
(a)

At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $101,087,182. The net unrealized depreciation was $789,351 which consisted of aggregate gross unrealized appreciation of $6,764,484 and aggregate gross unrealized depreciation of $7,553,835.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P SmallCap Materials Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Building Materials - 8.4%
4,980	Eagle Materials, Inc.	$123,753
3,121	Texas Industries, Inc.	120,502
		244,255
	Chemicals - 39.2%
3,454	A. Schulman, Inc.	76,506
2,405	American Vanguard Corp.	32,852
2,847	Arch Chemicals, Inc.	134,151
3,230	Balchem Corp.	141,377
5,532	H.B. Fuller Co.	126,461
958	Hawkins, Inc.	32,974
3,570	Kraton Performance Polymers, Inc.*	128,877
3,470	OM Group, Inc.*	125,892
10,454	PolyOne Corp.	162,037
1,415	Quaker Chemical Corp.	57,364
876	Stepan Co.	69,467
2,456	Zep, Inc.	46,050
		1,134,008
	Energy-Alternate Sources - 0.5%
6,807	Headwaters, Inc.*	15,588

	Environmental Control - 3.3%
6,321	Calgon Carbon Corp.*	94,120

	Forest Products & Paper - 18.4%
4,466	Buckeye Technologies, Inc.	120,091
1,289	Clearwater Paper Corp.*	97,500
1,210	Deltic Timber Corp.	62,738
4,288	KapStone Paper and Packaging Corp.*	66,850
1,670	Neenah Paper, Inc.	33,717
1,964	Schweitzer-Mauduit International, Inc.	110,200
5,505	Wausau Paper Corp.	40,627
		531,723
	Metal Fabricate/Hardware - 8.7%
1,881	A.M. Castle & Co.*	32,654
1,366	Haynes International, Inc.	85,566
1,025	Olympic Steel, Inc.	26,804
3,379	RTI International Metals, Inc.*	108,365
		253,389
	Mining - 12.1%
2,854	AMCOL International Corp.	87,504
6,357	Century Aluminum Co.*	82,768
1,661	Kaiser Aluminum Corp.	92,717
2,284	Materion Corp.*	87,066
		350,055
	Miscellaneous Manufacturing - 9.4%
2,306	Koppers Holdings, Inc.	85,368
1,907	LSB Industries, Inc.*	75,784
3,955	Myers Industries, Inc.	47,065
4,646	STR Holdings, Inc.*	63,929
		272,146
	Total Investments (Cost $2,803,357)(a)-100.0%	2,895,284
	Other assets less liabilities-0.0%	722
	Net Assets-100.0%	$2,896,006

Notes to Schedule of Investments:
*	Non-income producing security.
(a)

At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $2,808,258. The net unrealized appreciation was $87,026 which consisted of aggregate gross unrealized appreciation of $271,522 and aggregate gross unrealized depreciation of $184,496.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P SmallCap Utilities Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Electric - 38.2%
51,210	ALLETE, Inc.	$2,061,203
98,819	Avista Corp.	2,491,227
32,171	Central Vermont Public Service Corp.	1,128,880
37,288	CH Energy Group, Inc.	1,904,298
65,821	El Paso Electric Co.	2,201,713
61,151	NorthWestern Corp.	1,958,055
99,298	UIL Holdings Corp.	3,170,585
54,159	Unisource Energy Corp.	1,994,134
		16,910,095
	Gas - 40.7%
53,763	Laclede Group, Inc. (The)	2,002,672
81,305	New Jersey Resources Corp.	3,545,711
44,561	Northwest Natural Gas Co.	1,987,866
141,453	Piedmont Natural Gas Co., Inc.	4,126,184
58,865	South Jersey Industries, Inc.	2,972,683
90,105	Southwest Gas Corp.	3,360,015
		17,995,131
	Telecommunications - 17.6%
21,789	Atlantic Tele-Network, Inc.	822,970
75,051	Cbeyond, Inc.*	842,823
476,931	Cincinnati Bell, Inc.*	1,650,181
91,396	General Communication, Inc., Class A*	1,037,345
74,900	Neutral Tandem, Inc.*	1,148,217
71,721	NTELOS Holdings Corp.	1,392,822
53,024	USA Mobility, Inc.	875,426
		7,769,784
	Water - 3.5%
44,774	American States Water Co.	1,530,823

	Total Common Stocks (Cost $39,615,209)	44,205,833

	Money Market Fund - 0.0%
8,796	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $8,796)	8,796

	Total Investments (Cost $39,624,005)(a)-100.0%	44,214,629
	Liabilities in excess of other assets-(0.0)%	(10,192)
	Net Assets-100.0%	$44,204,437

Notes to Schedule of Investments:
*	Non-income producing security.
(a)

At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $39,654,232. The net unrealized appreciation was $4,560,397 which consisted of aggregate gross unrealized appreciation of $5,080,870 and aggregate gross unrealized depreciation of $520,473.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares KBW Premium Yield Equity REIT Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Real Estate Investment Trusts - 99.9%
	Diversified - 14.5%
15,244	Duke Realty Corp.	$214,026
5,585	Entertainment Properties Trust	259,647
23,848	Lexington Realty Trust	200,323
7,094	Washington Real Estate Investment Trust	227,150
19,169	Winthrop Realty Trust	212,009
		1,113,155
	Health Care - 30.2%
46,790	Cogdell Spencer, Inc.	278,868
6,037	HCP, Inc.	221,739
4,377	Health Care REIT, Inc.	231,018
11,924	Healthcare Realty Trust, Inc.	233,711
9,358	LTC Properties, Inc.	254,070
24,904	Medical Properties Trust, Inc.	292,871
5,283	National Health Investors, Inc.	240,324
15,697	OMEGA Healthcare Investors, Inc.	308,289
6,339	Universal Health Realty Income Trust	261,230
		2,322,120
	Hotels - 5.0%
15,094	Hospitality Properties Trust	381,123

	Manufactured Homes - 3.8%
7,698	Sun Communities, Inc.	294,602

	Office Property - 13.9%
18,867	Brandywine Realty Trust	226,215
13,433	CommonWealth REIT	317,288
11,320	Government Properties Income Trust	279,944
7,245	Mack-Cali Realty Corp.	241,041
		1,064,488
	Shopping Centers - 12.1%
11,471	Equity One, Inc.	222,537
30,640	Inland Real Estate Corp.	270,245
17,207	Ramco-Gershenson Properties Trust	211,130
12,679	Urstadt Biddle Properties, Inc., Class A	224,926
		928,838
	Single Tenant - 11.6%
14,339	Agree Realty Corp.	325,638
12,679	Getty Realty Corp.	294,153
10,867	National Retail Properties, Inc.	272,653
		892,444
	Warehouse/Industrial - 8.8%
44,375	DCT Industrial Trust, Inc.	240,513
4,679	EastGroup Properties, Inc.	208,309
14,641	First Potomac Realty Trust	228,692
		677,514
	Total Investments (Cost $7,765,499)(a)-99.9%	7,674,284
	Other assets less liabilities-0.1%	11,152
	Net Assets-100.0%	$7,685,436

Investment Abbreviations:

REIT       - Real Estate Investment Trust

Notes to Schedule of Investments:
(a)

At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $7,765,499. The net unrealized depreciation was $91,215 which consisted of aggregate gross unrealized appreciation of $142,606 and aggregate gross unrealized depreciation of $233,821.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares KBW High Dividend Yield Financial Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests- 100.0%
	Banks - 14.4%
5,101	Bank of Hawaii Corp.	$228,576
9,183	Bryn Mawr Bank Corp.	184,762
8,332	City Holding Co.	260,541
27,548	CVB Financial Corp.	266,940
26,357	F.N.B. Corp.	263,570
15,134	FirstMerit Corp.	221,108
5,612	Park National Corp.	345,924
20,066	Renasant Corp.	307,010
10,373	Trustmark Corp.	226,027
		2,304,458
	Diversified Financial Services - 6.2%
63,258	BGC Partners, Inc., Class A	518,083
9,523	Federated Investors, Inc., Class B	203,507
59,006	GFI Group, Inc.	267,887
		989,477
	Insurance - 11.7%
9,863	Arthur J. Gallagher & Co.	277,348
12,584	Fidelity National Financial, Inc., Class A	205,119
9,013	Harleysville Group, Inc.	272,373
19,215	Maiden Holdings Ltd. (Bermuda)	178,123
5,782	Marsh & McLennan Cos., Inc.	170,511
9,353	Mercury General Corp.	347,370
6,632	Safety Insurance Group, Inc.	269,259
3,571	Willis Group Holdings PLC (Ireland)	146,197
		1,866,300
	Investment Companies - 10.0%
63,088	Apollo Investment Corp.	604,383
31,289	Ares Capital Corp.	505,005
45,573	PennantPark Investment Corp.	483,985
		1,593,373
	REITs - 52.7%
36,390	American Capital Agency Corp.	1,016,009
43,872	Annaly Capital Management, Inc.	736,172
113,932	Anworth Mortgage Asset Corp.	789,549
53,225	Capstead Mortgage Corp.	672,764
266,294	Chimera Investment Corp.	820,186
28,738	Hatteras Financial Corp.	770,753
22,106	Hospitality Properties Trust	558,176
47,613	Invesco Mortgage Capital, Inc.(~)	932,263
88,425	MFA Financial, Inc.	662,303
35,540	PennyMac Mortgage Investment Trust	568,995
24,147	Starwood Property Trust, Inc.	468,452
11,223	Sun Communities, Inc.	429,504
		8,425,126
	Savings & Loans - 3.6%
20,406	First Niagara Financial Group, Inc.	249,974
24,487	New York Community Bancorp, Inc.	331,309
		581,283
	Trucking & Leasing - 1.4%
8,672	Textainer Group Holdings Ltd.	225,038

	Total Investments (Cost $17,156,313)(a)-100.0%	15,985,055
	Liabilities in excess of other assets-(0.0)%	(5,575)
	Net Assets-100.0%	$15,979,480

Investment Abbreviations:

REIT       - Real Estate Investment Trust

Notes to Schedule of Investments:
(~)

Affiliated company. The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Mortgage Capital, Inc. is considered to be affiliated with the Fund. The table below shows the transactions in and earnings from the investments in Invesco Mortgage Capital, Inc. for the nine months ended July 31, 2011.

				Change in
				Unrealized
	Value	Purchases at	Proceeds from	Appreciation	Realized	Value	Dividend
	10/31/2010	Cost	Sales	(Depreciation)	Gain (Loss)	7/31/2011	Income
Invesco Mortgage Capital, Inc.	$—	$1,104,515	$(39,256)	$(130,446)	$(2,550)	$932,263	$79,807

(a)

At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $17,156,313. The net unrealized depreciation was $1,171,258 which consisted of aggregate gross unrealized appreciation of $212,885 and aggregate gross unrealized depreciation of $1,384,143.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares KBW International Financial Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Foreign Stocks and Other Equity Interests- 99.9%
	Argentina - 2.5%
460	Banco Macro SA ADR	$15,944
1,425	BBVA Banco Frances SA ADR	14,122
1,308	Grupo Financiero Galicia SA ADR	18,613
889	IRSA Inversiones y Representaciones SA ADR	11,272
		59,951
	Australia - 4.7%
1,011	Westpac Banking Corp. ADR	113,596

	Bermuda - 1.6%
518	Alterra Capital Holdings Ltd.	11,287
531	Aspen Insurance Holdings Ltd.	13,753
740	Montpelier Re Holdings Ltd.	12,773
		37,813
	Brazil - 9.7%
3,133	Banco Bradesco SA ADR	60,248
6,512	Banco Santander Brasil SA ADR	60,431
2,237	Gafisa SA ADR	21,408
4,576	Itau Unibanco Holding SA ADR	93,213
		235,300
	Canada - 16.3%
868	Bank of Montreal	54,545
1,273	Bank of Nova Scotia	72,255
1,020	Brookfield Asset Management, Inc., Class A	32,161
542	Canadian Imperial Bank of Commerce	41,322
1,640	Manulife Financial Corp.	26,060
1,217	Royal Bank of Canada	65,389
960	Sun Life Financial, Inc.	26,592
987	Toronto-Dominion Bank (The)	78,832
		397,156
	Cayman Islands - 0.7%
416	China Real Estate Information Corp. ADR*	2,696
579	CNinsure, Inc. ADR*	8,303
925	E-House China Holdings Ltd. ADR	7,261
		18,260
	Chile - 6.6%
451	Administradora de Fondos de Pensiones Provida SA ADR	33,103
485	Banco de Chile ADR	41,797
513	Banco Santander Chile ADR	47,699
1,744	Corpbanca SA ADR	38,368
		160,967
	China - 2.6%
1,255	China Life Insurance Co. Ltd. ADR	62,800
681	Xinyuan Real Estate Co. Ltd. ADR	1,321
		64,121
	Colombia - 2.9%
1,075	Bancolombia SA ADR	71,273

	Germany - 3.3%
1,458	Deutsche Bank AG	80,146

	Greece - 0.9%
16,159	National Bank of Greece SA ADR*	21,168

	India - 6.0%
2,425	HDFC Bank Ltd. ADR	84,293
1,311	ICICI Bank Ltd. ADR	61,053
		145,346
	Ireland - 1.3%
748	Allied Irish Banks PLC ADR*	1,287
14,176	Governor and Co. Bank of the Bank of Ireland ADR*	20,413
450	XL Group PLC	9,234
		30,934
	Japan - 8.9%
15,669	Mitsubishi UFJ Financial Group, Inc. ADR	79,442
2,570	Mizuho Financial Group, Inc. ADR	8,378
5,394	Nomura Holdings, Inc. ADR	26,161
540	ORIX Corp. ADR	29,284
11,515	Sumitomo Mitsui Financial Group, Inc. ADR	72,084
		215,349
	Mexico - 0.6%
595	Desarrolladora Homex SAB de CV ADR*	15,619

	Netherlands - 2.0%
3,014	Aegon NV*	17,210
2,848	ING Groep NV ADR*	30,588
		47,798
	South Korea - 5.3%
921	KB Financial Group, Inc. ADR	45,691
542	Shinhan Financial Group Co. Ltd. ADR	52,043
812	Woori Finance Holdings Co. Ltd. ADR	32,057
		129,791
	Spain - 7.6%
9,492	Banco Bilbao Vizcaya Argentaria SA ADR	98,907
8,445	Banco Santander SA ADR	86,223
		185,130
	Switzerland - 5.9%
2,056	Credit Suisse Group AG ADR	73,893
4,204	UBS AG*	69,282
		143,175
	United Kingdom - 7.9%
2,409	Aviva PLC ADR	31,799
2,161	Barclays PLC ADR	31,464
1,001	HSBC Holdings PLC ADR	48,919
9,327	Lloyds Banking Group PLC ADR*	25,929
1,967	Prudential PLC ADR	44,297
762	Royal Bank of Scotland Group PLC ADR*	8,801
		191,209
	United States - 2.6%
714	ACE Ltd.	47,824
241	PartnerRe Ltd.	16,103
		63,927
	Total Investments (Cost $2,469,638)(a)-99.9%	2,428,029
	Other assets less liabilities-0.1%	1,406
	Net Assets-100.0%	$2,429,435

Investment Abbreviations:

ADR       - American Depositary Receipt

Notes to Schedule of Investments:
*	Non-income producing security.
(a)

At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $2,469,638. The net unrealized depreciation was $41,609 which consisted of aggregate gross unrealized appreciation of $109,214 and aggregate gross unrealized depreciation of $150,823.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares KBW Property & Casualty Insurance Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Multi-line Insurance - 16.0%
11,695	Allstate Corp. (The)	$324,185
4,535	American Financial Group, Inc.	154,099
3,810	Unitrin, Inc.	107,328
		585,612
	Property/Casualty Insurance - 48.0%
2,154	Arch Capital Group Ltd.	72,805
5,695	Chubb Corp. (The)	355,824
2,844	Hanover Insurance Group, Inc. (The)	102,981
4,280	HCC Insurance Holdings, Inc.	128,956
2,209	Mercury General Corp.	82,042
1,991	ProAssurance Corp.*	138,673
14,515	Progressive Corp. (The)	285,655
525	RLI Corp.	33,154
4,445	Selective Insurance Group, Inc.	72,854
6,110	Travelers Cos., Inc. (The)	336,844
4,812	W.R. Berkley Corp.	148,162
		1,757,950
	Reinsurance - 36.0%
2,821	Allied World Assurance Co. Holdings Ltd. (Switzerland)*	153,604
4,757	Aspen Insurance Holdings Ltd. (Bermuda)	123,206
4,700	Axis Capital Holdings Ltd. (Bermuda)	149,789
3,567	Endurance Specialty Holdings Ltd. (Bermuda)	145,320
6,240	Montpelier Re Holdings Ltd. (Bermuda)	107,702
2,351	PartnerRe Ltd.	157,094
3,065	Platinum Underwriters Holdings Ltd. (Bermuda)	105,283
2,129	RenaissanceRe Holdings Ltd. (Bermuda)	148,157
2,848	Transatlantic Holdings, Inc.	145,846
3,148	Validus Holdings Ltd.	83,705
		1,319,706
	Total Investments (Cost $3,866,039)(a)-100.0%	3,663,268
	Liabilities in excess of other assets-(0.0)%	(271)
	Net Assets-100.0%	$3,662,997

Notes to Schedule of Investments:

*	Non-income producing security.
(a)

At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $3,866,039. The net unrealized depreciation was $202,771 which consisted of aggregate gross unrealized appreciation of $56,021 and aggregate gross unrealized depreciation of $258,792.

This Fund has holdings greater than 10% of net assets in the following country:

Bermuda	21.3%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Senior Loan Portfolio

July 31, 2011 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Senior Floating Rate Loans—91.4%(a)(b)
	Advertising— 1.3%
$996,237	Getty Images, Inc., Term Loan B	5.250%	07/02/15	$1,003,958
1,496,247	Visant Corp., Term Loan	5.250	12/22/16	1,488,646
				2,492,604
	Aerospace/Defense— 1.2%
	Hawker Beechcraft Acquisition Co. LLC
55,300	Synthetic Letter of Credit	0.146	03/26/14	45,540
894,277	Term Loan A	2.186	03/26/14	736,437
1,493,747	TransDigm, Inc., Term Loan	4.000	02/14/17	1,497,489
				2,279,466
	Airlines— 1.8%
1,250,000	Delta Air Lines, Inc., Term Loan B(c)(d)	—	04/20/17	1,237,506
1,250,000	United Air Lines, Inc., Term Loan B	2.188	02/01/14	1,198,438
1,042,361	US Airways Group, Inc., Term Loan	2.687	03/23/14	947,246
				3,383,190
	Auto Manufacturers— 2.6%
3,000,000	Chrysler Group LLC, Term Loan B(c)(d)	—	05/24/17	2,925,015
1,969,023	Ford Motor Co., Term Loan B1	2.940	12/15/13	1,970,293
				4,895,308
	Auto Parts & Equipment— 2.8%
2,434,398	Allison Transmission, Inc., Term Loan B	2.940	08/07/14	2,383,178
	Federal-Mogul Corp.
1,512,971	Term Loan B	2.128	12/27/14	1,442,731
505,447	Term Loan C	2.128	12/27/15	481,982
1,000,000	Goodyear Tire & Rubber Co. (The), Term Loan	1.940	04/30/14	966,875
				5,274,766
	Banks— 1.6%
3,020,833	CIT Group, Inc., Delay Draw Term Loan 3	6.250	08/11/15	3,033,249

	Building Materials— 0.8%
1,544,731	Goodman Global, Inc., Term Loan B	5.750	10/28/16	1,554,663

	Chemicals— 3.3%
997,481	Celanese Holdings, LLC, Term Loan C-EXT	3.246	10/31/16	1,002,693
500,000	Huntsman International, LLC, Term Loan B-NONEXT	1.718	04/19/14	484,625
996,111	ISP Chemco, LLC, Term Loan B	1.688	06/04/14	993,172
1,669,119	Styron, LLC, Term Loan B	6.000	08/02/17	1,671,397
1,991,241	Univar, Inc., Term Loan B(c)	5.000	04/28/17	1,990,335
				6,142,222
	Coal— 0.6%
1,197,000	Walter Energy, Inc., Term Loan B(c)(d)	—	04/01/18	1,198,616

	Commercial Services— 4.6%
	ARAMARK Corp.
1,407,440	Extended Term Loan	3.496	07/26/16	1,398,939
92,560	Letter of Credit	0.036	07/26/16	92,001
1,995,000	Hertz Corp. (The), Term Loan(c)	3.750	03/11/18	1,992,496
1,500,000	Interactive Data Corp., Term Loan(c)	4.750	02/11/18	1,501,170
1,500,000	Kar Auction Services, Inc., Term Loan B	5.000	05/20/17	1,510,005
	ServiceMaster Co. (The)
45,165	Delay Draw Term Loan	2.690	07/24/14	43,767
2,196,407	Term Loan B	2.690	07/24/14	2,128,395
				8,666,773

	Computers— 2.3%
	SunGard Data Systems, Inc.
$2,000,000	Term Loan A	1.936%	02/28/14	$1,947,500
2,350,000	Term Loan B	3.842	02/28/16	2,335,606
				4,283,106
	Diversified Financial Services— 1.3%
1,494,994	Pinafore, LLC, Term Loan B	4.250	09/21/16	1,498,455
1,000,000	Pinnacle Foods Finance, LLC, Term Loan B	2.686	04/02/14	990,570
				2,489,025
	Electric— 3.4%
	Texas Competitive Electric Holdings Co. LLC
4,703,410	Extended Term Loan(c)	4.768	10/10/17	3,519,161
3,797,680	Term Loan	3.686	10/10/14	2,990,673
				6,509,834
	Entertainment— 0.8%
1,547,250	Cedar Fair L.P., Term Loan B(c)	4.000	12/15/17	1,552,209

	Financial— 0.8%
1,495,003	Fifth Third Processing Solutions, LLC, Term Loan	4.500	11/03/16	1,495,354

	Food— 2.6%
2,500,000	Del Monte Foods Co., Term Loan B	4.500	03/08/18	2,494,863
2,490,923	U.S. Foodservice, Inc., Term Loan(c)	2.690	07/03/14	2,368,456
				4,863,319
	Healthcare-Products— 3.1%
996,131	Bausch & Lomb, Inc., Term Loan B	3.437	04/26/15	989,013
2,990,939	Biomet, Inc., Term Loan B	3.187	03/25/15	2,958,233
1,995,000	Carestream Health, Inc., Term Loan B	5.000	02/25/17	1,856,108
				5,803,354
	Healthcare-Services— 10.1%
	CHS/Community Health Systems, Inc.
134,008	Delay Draw Term Loan(c)	2.504	07/25/14	129,681
1,494,981	Extended Term Loan	3.754	01/25/17	1,461,680
3,357,308	Term Loan B(c)	2.504	07/25/14	3,248,901
1,544,744	DaVita, Inc., Term Loan B	4.500	10/20/16	1,550,776
1,496,053	Fresenius Medical Care Holdings, Inc., Term Loan B (Germany)	1.621	03/31/13	1,492,081
1,500,000	Golden Gate National Senior Care LLC, Term Loan	5.000	05/06/18	1,458,000
	HCA, Inc.
1,500,000	Term Loan B1(c)	2.496	11/17/13	1,488,360
1,750,000	Term Loan B2	3.496	03/31/17	1,710,940
3,000,000	Term Loan B3	3.496	05/01/18	2,938,830
2,490,291	Health Management Associates, Inc., Term Loan B	1.996	02/28/14	2,435,244
1,250,000	Universal Health Services, Inc., Term Loan B(c)(d)	—	11/15/16	1,254,613
				19,169,106
	Household Products/Wares— 0.4%
698,250	Reynolds Group Holdings, Inc., Term Loan E	4.250	02/09/18	693,704

	Investment Companies— 0.9%
1,730,228	Royalty Pharma AG, Term Loan B (Switzerland)	2.496	04/16/13	1,729,571

	Leisure Time— 1.3%
2,841,169	Sabre, Inc., Term Loan	2.187	09/30/14	2,550,844

	Lodging— 3.0%
	Caesars Entertainment Operating Co., Inc.
1,050,000	Term Loan B1	3.253	01/28/15	948,035
3,400,000	Term Loan B2	3.187	01/28/15	3,069,826
546,888	Term Loan B3	3.253	01/28/15	493,780

	Las Vegas Sands, LLC
$125,197	Delay Draw Term Loan I	2.720%	11/23/16	$121,128
1,120,402	Term Loan B	2.720	11/23/16	1,083,989
				5,716,758
	Media— 13.4%
3,239,003	Cengage Learning Acquisitions, Inc., Term Loan	2.500	07/03/14	2,856,234
1,494,798	Cequel Communications, LLC, Term Loan	2.185	11/05/13	1,479,850
	Charter Communications Operating, LLC
34,148	Term Loan B1	2.190	03/06/14	34,171
2,840,644	Term Loan C	3.500	09/06/16	2,830,986
3,950,000	Clear Channel Communications, Inc., Term Loan B	3.837	01/29/16	3,290,172
	CSC Holdings, Inc.
1,791,860	Term Loan B2	1.937	03/29/16	1,776,799
997,475	Term Loan B3	1.937	03/29/16	986,333
	Nielsen Finance, LLC
1,140,352	Term Loan A	2.186	08/09/13	1,130,374
1,568,965	Term Loan C	3.436	05/01/16	1,564,878
2,089,758	SuperMedia, Inc., Term Loan B	11.000	12/31/15	1,188,257
6,000,000	Tribune Co., Term Loan B	0.000	06/04/14	4,175,459
1,497,500	TWCC Holding Corp., Term Loan B	4.250	02/11/17	1,502,075
2,716,430	Univision Communications, Inc., Extended Term Loan	4.437	03/31/17	2,578,449
				25,394,037
	Mining— 0.7%
1,250,000	Novelis, Inc., Term Loan B (Canada)	3.750	12/17/16	1,252,206

	Miscellaneous Manufacturing— 0.7%
1,521,701	Harland Clarke Holdings, Corp., Term Loan B	2.687	06/30/14	1,395,530

	Oil & Gas Services— 1.4%
1,250,000	CCS, Inc., Term Loan B (Canada)	3.246	11/14/14	1,190,238
1,500,000	Frac Tech International LLC, Term Loan B(c)(d)	—	05/06/16	1,500,210
				2,690,448
	Pharmaceuticals— 1.5%
1,745,614	NBTY, Inc., Term Loan B1	4.250	10/01/17	1,747,203
1,000,000	Warner Chilcott Corp., Term Loan A(c)(d)	—	03/17/16	1,001,635
				2,748,838
	Real Estate— 1.6%
1,242,147	Capital Automotive LP, Term Loan B	5.000	03/11/17	1,243,389
	Realogy Corp.
1,782,668	Extended Term Loan B	4.518	10/10/16	1,615,855
166,763	Synthetic Letter of Credit	0.094	10/10/13	151,158
				3,010,402
	REITS— 1.5%
	iStar Financial, Inc.
1,385,132	Term Loan A1(c)(d)	—	06/28/13	1,370,298
1,500,000	Term Loan A2	7.000	06/30/14	1,498,935
				2,869,233
	Retail— 5.4%
1,750,000	Burger King Corp., Term Loan B(c)	4.500	10/19/16	1,749,825
1,180,543	Claire’s Stores, Inc., Term Loan B	2.996	05/29/14	1,077,062
1,500,000	Dollar General Corp., Term Loan B1	2.937	07/06/14	1,501,530
997,500	J Crew Group, Inc., Term Loan B(c)(d)	—	03/07/18	960,972
1,250,000	Michaels Stores, Inc., Term Loan B1	2.500	10/31/13	1,230,538
2,250,000	Neiman Marcus Group, Inc., (The) Term Loan(c)	4.750	05/16/18	2,220,885
1,490,000	Petco Animal Supplies, Inc., Term Loan B	4.500	11/24/17	1,483,951
				10,224,763
	Semiconductors— 1.3%
2,391,728	Freescale Semiconductor, Inc., Term Loan	4.436	12/01/16	2,381,420

	Software— 6.5%
$2,000,000	Fidelity National Information Services, Inc. Term Loan B(c)(d)	—%	07/18/16	$2,011,420
	First Data Corp.
3,750,000	Extended Term Loan(c)	4.187	03/24/18	3,437,344
2,424,116	Term Loan B1	2.937	09/24/14	2,260,488
1,860,960	Term Loan B2	2.937	09/24/14	1,735,345
2,000,875	Term Loan B3	2.937	09/24/14	1,865,815
965,623	MSCI, Inc., Term Loan B1	3.750	03/14/17	971,209
				12,281,621
	Telecommunications— 6.8%
	Avaya, Inc.
2,242,186	Extended Term Loan B3(c)	4.755	10/26/17	2,160,750
1,250,000	Term Loan B1	3.005	10/26/14	1,197,500
600,000	Insight Midwest Holdings, LLC, Term Loan B	1.940	04/06/14	595,998
3,491,250	Intelsat Jackson Holdings S.A., Term Loan B (Luxembourg)	5.250	04/02/18	3,503,468
2,000,000	Level 3 Financing, Inc., Term Loan A	2.496	03/13/14	1,931,000
2,000,000	MetroPCS Wireless, Inc., Term Loan B3(c)	3.938	03/17/18	2,001,070
2,503	Syniverse Holdings, Inc., Term Loan	5.250	12/21/17	2,509
	Telesat Canada (Canada)
118,247	Delay Draw Term Loan II	3.190	10/31/14	117,054
1,376,594	Term Loan I	3.190	10/31/14	1,362,704
				12,872,053
	Total Senior Floating Rate Loans (Cost $175,974,963)			172,897,592

Number of Shares
	Closed-End Funds— 4.5%

15,745	BlackRock Floating Rate Income Trust	229,090
18,761	Eaton Vance Senior Floating-Rate Trust	276,725
301,078	Eaton Vance Senior Income Trust	2,050,341
171,542	First Trust Senior Floating Rate Income Fund II	2,381,002
416,670	ING Prime Rate Trust	2,400,019
98,390	LMP Corporate Loan Fund, Inc.	1,156,083

	Total Closed-End Funds (Cost $9,146,388)	8,493,260

Principal Amount		Interest Rate	Maturity Date
	Corporate Bonds—4.1%
	Electric— 1.7%
$2,250,000	Calpine Corp.(e)	7.250	10/15/17	2,317,499
750,000	Calpine Corp.(e)	7.875	01/15/23	788,438
				3,105,937
	Healthcare-Services— 0.3%
611,000	HCA, Inc.	6.500	02/15/20	621,693

	Household Products/Wares— 0.8%
1,500,000	Reynolds Group Holdings Ltd.(e)	7.125	04/15/19	1,466,250

	Media— 0.5%
1,000,000	Univision Communications, Inc.(e)	6.875	05/15/19	997,500

	Packaging & Containers— 0.8%
1,500,000	Berry Plastics Corp. (f)	4.999	02/15/15	1,485,000

	Total Corporate Bonds (Cost $7,721,744)			7,676,380

Number of Shares		Value
	Money Market Fund—8.7%
16,386,965	Bank of New York (The) Cash Reserve (Cost $16,386,965)	$16,386,965

	Total Investments (Cost $209,230,060) (g)— 108.7%	205,454,197
	Liabilities in excess of other assets—(8.7)%	(16,401,565)
	Net Assets—100.0%	$189,052,632

Investment Abbreviations:

REIT       - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Senior secured corporate loans and senior secured debt securities are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year, and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designed U.S. bank.

(b)

Senior secured floating rate interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior secured floating rate interests will have a expected average life of three to five years.

(c)	All or a portion of this holding is subject to unfunded loan commitments. The table below lists all unfunded commitments.

As of July 31, 2011, the Fund had unfunded loan commitments of $22,929,085, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

		Unfunded	Appreciation
Borrower		Commitments	(Depreciation)
Avaya, Inc.	Extended Term Loan B3	480,583	(658)
Burger King Corp.	Term Loan B	499,950	(50)
CHS/Community Health Systems, Inc.	Term Loan	23,628	(86)
CHS/Community Health Systems, Inc.	Term Loan B	460,227	(1,684)
Cedar Fair L.P.	Term Loan B	1,003,205	(545)
DaimlerChrysler Group LLC	Term Loan B	2,925,015	(15,610)
Delta Air Lines, Inc.	Term Loan B	1,237,506	(9,369)
Fidelity National Information Services, Inc.	Term Loan B	2,011,420	(3,580)
First Data Corp.	Extended Term Loan	458,313	(6,063)
Frac Tech International LLC	Term Loan B	1,500,210	(1,665)
HCA, Inc.	Term Loan B1	496,120	(2,005)
Hertz Corp. (The)	Term Loan	996,248	2,489
Interactive Data Corp.	Term Loan	500,390	(860)
iStar Financial, Inc.	Term Loan A1	1,370,298	748
J Crew Group, Inc.	Term Loan B	960,972	(369)
MetroPCS Wireless, Inc.	Term Loan B3	1,000,535	(1,965)
Neiman Marcus Group, Inc. (The)	Term Loan	1,727,355	(9,833)
Texas Competitive Electric Holdings Co. LLC	Extended Term Loan	374,108	(8,861)
U.S. Foodservice	Term Loan	948,365	15,794
Univar, Inc.	Term Loan B	499,773	398
Universal Health Services, Inc.	Term Loan B	1,254,613	(856)
Walter Energy, Inc.	Term Loan B	1,198,616	(1,377)
Warner Chilcott Corp.	Term Loan A	1,001,635	1,635
		$22,929,085	$(44,372)

(d)	This floating rate interest will settle after July 31, 2011, at which time the interest rate will be determined.
(e)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2011 was $5,569,687, which represented 2.95% of the Fund’s Net Assets.

(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2011.
(g)

At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $209,230,060. The net unrealized depreciation was $3,775,863 which consisted of aggregate gross unrealized appreciation of $309,180 and aggregate gross unrealized depreciation of $4,085,043.

*	Non-income producing security.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P 500® High Beta Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests- 100.0%
	Consumer Discretionary - 17.3%
2,411	Abercrombie & Fitch Co., Class A	$176,292
4,399	Carnival Corp.	146,487
7,600	CBS Corp., Class B	208,012
12,225	Ford Motor Co.*	149,267
13,389	Gannett Co., Inc.	170,844
12,304	Goodyear Tire & Rubber Co. (The)*	198,956
5,388	Harley-Davidson, Inc.	233,785
16,382	Interpublic Group of Cos., Inc. (The)	160,707
11,587	Lennar Corp., Class A	204,974
10,742	News Corp., Class A	172,087
3,709	Nordstrom, Inc.	186,043
24,371	PulteGroup, Inc.*	167,429
2,290	Sears Holdings Corp.*	159,544
3,516	Starwood Hotels & Resorts Worldwide, Inc.	193,239
2,188	Whirlpool Corp.	151,475
5,681	Wyndham Worldwide Corp.	196,506
1,445	Wynn Resorts Ltd.	222,068
		3,097,715
	Energy - 18.9%
2,686	Anadarko Petroleum Corp.	221,756
2,659	Baker Hughes, Inc.	205,753
3,664	Cameron International Corp.*	204,964
4,539	CONSOL Energy, Inc.	243,290
8,542	Denbury Resources, Inc.*	165,031
4,782	FMC Technologies, Inc.*	218,059
4,038	Halliburton Co.	221,000
3,042	Helmerich & Payne, Inc.	210,050
2,338	Hess Corp.	160,293
7,731	Nabors Industries Ltd. (Bermuda)*	204,176
2,624	National Oilwell Varco, Inc.	211,416
2,525	Newfield Exploration Co.*	170,236
3,537	Peabody Energy Corp.	203,271
2,002	Pioneer Natural Resources Co.	186,166
5,054	Rowan Cos., Inc.*	197,965
2,131	Schlumberger Ltd.	192,579
6,564	Valero Energy Corp.	164,888
		3,380,893
	Financials - 29.7%
3,696	Aflac, Inc.	170,238
5,873	American International Group, Inc.*	168,555
2,869	Ameriprise Financial, Inc.	155,213
7,332	Apartment Investment & Management Co., Class A REIT	200,164
15,781	Bank of America Corp.	153,234
8,403	CB Richard Ellis Group, Inc., Class A*	183,185
7,652	Discover Financial Services	195,968
11,890	E*TRADE Financial Corp.*	188,813
16,692	Fifth Third Bancorp	211,154
21,707	Genworth Financial, Inc., Class A*	180,602
8,096	Hartford Financial Services Group, Inc. (The)	189,608
12,993	Host Hotels & Resorts, Inc. REIT	205,939
29,517	Huntington Bancshares, Inc.	178,430
8,486	Invesco Ltd.(~)	188,219
22,464	Janus Capital Group, Inc.	189,596
22,658	KeyCorp	182,170
9,400	Kimco Realty Corp. REIT	178,882
5,711	Legg Mason, Inc.	168,018
5,324	Leucadia National Corp.	179,259
7,648	Lincoln National Corp.	202,672
4,163	MetLife, Inc.	171,557
6,977	Principal Financial Group, Inc.	192,775
3,005	Prudential Financial, Inc.	176,333
29,272	Regions Financial Corp.	178,266
12,974	SLM Corp.	202,265
7,060	SunTrust Banks, Inc.	172,899
2,950	T. Rowe Price Group, Inc.	167,560
6,239	Wells Fargo & Co.	174,318
8,621	Zions Bancorp	188,800
		5,294,692
	Industrials - 9.9%
1,667	Caterpillar, Inc.	164,683
1,924	Cummins, Inc.	201,789
1,445	Flowserve Corp.	143,604
2,719	Fluor Corp.	172,738
3,885	Jacobs Engineering Group, Inc.*	152,059
2,643	Joy Global, Inc.	248,231
16,434	Masco Corp.	173,379
3,505	PACCAR, Inc.	150,049
2,147	Rockwell Automation, Inc.	154,069
8,660	Textron, Inc.	200,306
		1,760,907
	Information Technology - 12.0%
23,849	Advanced Micro Devices, Inc.*	175,052
4,036	Autodesk, Inc.*	138,838
10,341	Jabil Circuit, Inc.	189,344
10,560	JDS Uniphase Corp.*	138,864
4,000	KLA-Tencor Corp.	159,280
23,976	LSI Corp.*	176,463
18,392	MEMC Electronic Materials, Inc.*	136,469
24,117	Micron Technology, Inc.*	177,742
6,750	Molex, Inc.	158,490
14,349	Monster Worldwide, Inc.*	168,457
10,020	NVIDIA Corp.*	138,577
4,668	SanDisk Corp.*	198,530
13,685	Teradyne, Inc.*	184,611
		2,140,717
	Materials - 11.2%
15,814	AK Steel Holding Corp.	192,140
11,111	Alcoa, Inc.	163,665
3,649	Allegheny Technologies, Inc.	212,335
3,238	Cliffs Natural Resources, Inc.	290,837
5,234	Dow Chemical Co. (The)	182,510
4,413	Freeport-McMoRan Copper & Gold, Inc.	233,712
6,375	International Paper Co.	189,338
5,405	Owens-Illinois, Inc.*	125,234
11,714	Titanium Metals Corp.	208,392
5,075	United States Steel Corp.	202,949
		2,001,112

	Utilities - 1.0%
14,687	AES Corp. (The)*	$180,797

	Total Common Stocks and Other Equity Interests (Cost $18,895,961)	17,856,833

	Money Market Fund - 0.0%
1,180	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $1,180)	1,180

	Total Investments (Cost $18,897,141)(a)-100.0%	17,858,013
	Other assets less liabilities-0.0%	1,810
	Net Assets-100.0%	$17,859,823

Investment Abbreviations:

REIT       - Real Estate Investment Trust

Notes to Schedule of Investments:

*	Non-income producing security.
(~)

Affiliated company. The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The table below shows the transactions in and earnings from the investment in Invesco Ltd. for the three months ended July 31, 2011:

	Value			Change in Unrealized	Realized	Value
	5/5/2011	Purchase at Cost	Proceeds from Sales	Appreciation (Depreciation)	Gain	7/31/2011	Dividend Income
Invesco Ltd.	$24,454	$187,515	$(12,121)	$(11,675)	$46	$188,219	$124

(a)

At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $18,897,141. The net unrealized depreciation was $1,039,128 which consisted of aggregate gross unrealized appreciation of $162,266 and aggregate gross unrealized depreciation of $1,201,394.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P 500® Low Volatility Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Consumer Discretionary - 4.9%
5,008	AutoZone, Inc.*	$1,429,534
25,719	DIRECTV, Class A*	1,303,439
21,604	Genuine Parts Co.	1,148,469
19,821	McDonald’s Corp.	1,714,120
23,037	Target Corp.	1,186,175
		6,781,737
	Consumer Staples - 26.5%
60,051	Altria Group, Inc.	1,579,341
17,450	Brown-Forman Corp., Class B	1,283,622
50,260	Campbell Soup Co.	1,661,093
21,556	Clorox Co. (The)	1,543,194
25,264	Coca-Cola Co. (The)	1,718,204
17,480	Colgate-Palmolive Co.	1,474,962
60,500	ConAgra Foods, Inc.	1,549,405
15,755	Costco Wholesale Corp.	1,232,829
36,867	General Mills, Inc.	1,376,982
33,002	H.J. Heinz Co.	1,737,225
23,550	Hershey Co. (The)	1,329,162
57,271	Hormel Foods Corp.	1,659,141
19,358	J.M. Smucker Co. (The)	1,508,375
25,912	Kellogg Co.	1,445,371
28,049	Kimberly-Clark Corp.	1,833,283
45,994	Kraft Foods, Inc., Class A	1,581,274
32,786	McCormick & Co., Inc.	1,595,039
28,380	Molson Coors Brewing Co., Class B	1,278,519
23,889	PepsiCo, Inc.	1,529,852
20,792	Philip Morris International, Inc.	1,479,767
27,615	Procter & Gamble Co. (The)	1,698,046
35,486	Reynolds American, Inc.	1,249,107
45,269	Sysco Corp.	1,384,779
31,448	Wal-Mart Stores, Inc.	1,657,624
		36,386,196
	Energy - 1.8%
11,887	Chevron Corp.	1,236,486
15,893	Exxon Mobil Corp.	1,268,102
		2,504,588
	Financials - 7.8%
18,092	ACE Ltd.	1,211,802
22,289	Aon Corp.	1,072,547
15,079	Berkshire Hathaway, Inc., Class B*	1,118,409
22,789	Chubb Corp. (The)	1,423,857
38,413	Cincinnati Financial Corp.	1,049,827
29,402	Loews Corp.	1,172,258
39,544	Marsh & McLennan Cos., Inc.	1,166,153
96,983	People’s United Financial, Inc.	1,229,744
22,645	Travelers Cos., Inc. (The)	1,248,419
		10,693,016
	Health Care - 10.0%
31,987	Abbott Laboratories	1,641,573
16,584	Becton, Dickinson and Co.	1,386,588
50,128	Bristol-Myers Squibb Co.	1,436,668
13,997	C.R. Bard, Inc.	1,381,224
42,490	Eli Lilly & Co.	1,627,367
26,920	Johnson & Johnson	1,744,147
13,510	Laboratory Corp. of America Holdings*	1,226,168
35,611	Merck & Co., Inc.	1,215,403
33,241	Patterson Cos., Inc.	1,025,152
56,647	Pfizer, Inc.	1,089,888
		13,774,178
	Industrials - 5.3%
12,674	3M Co.	1,104,412
18,373	Dun & Bradstreet Corp. (The)	1,332,961
17,143	Lockheed Martin Corp.	1,298,239
13,054	Stericycle, Inc.*	1,071,995
13,693	United Technologies Corp.	1,134,328
41,224	Waste Management, Inc.	1,298,144
		7,240,079
	Information Technology - 4.6%
27,253	Automatic Data Processing, Inc.	1,403,257
18,944	Fiserv, Inc.*	1,143,460
8,106	International Business Machines Corp.	1,474,076
37,713	Paychex, Inc.	1,064,638
77,434	SAIC, Inc.*	1,241,267
		6,326,698
	Materials - 5.4%
20,526	Airgas, Inc.	1,410,136
31,901	Ball Corp.	1,237,759
37,066	Bemis Co., Inc.	1,171,286
24,050	Ecolab, Inc.	1,202,500
13,050	Praxair, Inc.	1,352,502
14,521	Sherwin-Williams Co. (The)	1,120,586
		7,494,769
	Telecommunication Services - 3.8%
50,465	AT&T, Inc.	1,476,606
34,043	CenturyLink, Inc.	1,263,336
38,309	Verizon Communications, Inc.	1,351,925
91,542	Windstream Corp.	1,117,728
		5,209,595
	Utilities - 29.8%
43,353	Ameren Corp.	1,249,433
38,762	American Electric Power Co., Inc.	1,428,767
63,402	CenterPoint Energy, Inc.	1,241,411
66,134	CMS Energy Corp.	1,265,805
35,592	Consolidated Edison, Inc.	1,872,139
29,862	Dominion Resources, Inc.	1,446,814
28,705	DTE Energy Co.	1,430,657
91,807	Duke Energy Corp.	1,707,610
34,916	Edison International	1,329,252
19,945	Entergy Corp.	1,332,326
32,674	Exelon Corp.	1,439,943
30,745	FirstEnergy Corp.	1,372,764
24,767	Integrys Energy Group, Inc.	1,243,551
25,372	NextEra Energy, Inc.	1,401,803
22,041	Nicor, Inc.	1,205,643
63,674	NiSource, Inc.	1,281,758
41,362	Northeast Utilities	1,406,308
72,167	Pepco Holdings, Inc.	1,348,080
30,299	PG&E Corp.	1,255,288
32,574	Pinnacle West Capital Corp.	1,379,509
46,579	PPL Corp.	1,299,554
36,865	Progress Energy, Inc.	1,723,070
39,158	Public Service Enterprise Group, Inc.	1,282,424

35,161	SCANA Corp.	$1,377,960
26,843	Sempra Energy	1,360,672
49,107	Southern Co.	1,941,691
64,379	TECO Energy, Inc.	1,192,943
48,596	Wisconsin Energy Corp.	1,489,467
67,083	Xcel Energy, Inc.	1,609,992
		40,916,634
	Total Investments (Cost $139,854,672)(a)-99.9%	137,327,490
	Other assets less liabilities-0.1%	84,318
	Net Assets-100.0%	$137,411,808

Notes to Schedule of Investments:

*	Non-income producing security.
(a)

At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $139,854,672. The net unrealized depreciation was $2,527,182 which consisted of aggregate gross unrealized appreciation of $533,905 and aggregate gross unrealized depreciation of $3,061,087.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Securities Lending

Effective May 24, 2011, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares Global Clean Energy Portfolio and PowerShares Global Water Portfolio may lend its portfolio securities to brokers, dealers, and other financial institutions. In connection with such loans, each such Fund receives liquid collateral equal to at least 102% of the value of the loaned portfolio securities. This collateral is marked-to-market on a daily basis.

Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If the Fund is not able to recover its securities loaned, the Fund may sell the collateral and purchase replacement securities in the market. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly. Any cash received as collateral for loaned securities will be invested in an affiliated money market fund. This investment is subject to marked appreciation or depreciation and the Funds will bear any loss on the investment of cash collateral.

Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions.  GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1–Prices are determined using quoted prices in an active market for identical assets.

Level 2–Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3–Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Unless otherwise noted below, as of July, 31, 2011, the securities in each Fund were valued based on Level 1 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The securities in the each of the following Fund’s were valued based on Level 2 inputs:

PowerShares Build America Bond Portfolio

PowerShares Insured California Municipal Bond Portfolio

PowerShares Insured National Municipal Bond Portfolio

PowerShares Insured New York Municipal Bond Portfolio

PowerShares International Corporate Bond Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

With respect to each Fund, during the nine-month period ended July 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

PowerShares Dynamic Developed International Opportunities Portfolio
Equity Securities	$26,439,049	$—	$0	$26,439,049

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio
Equity Securities	80,356,493	—	0	80,356,493
Money Market Fund	56,745	—	—	56,745
Total Investments	80,413,238	—	0	80,413,238

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio
Equity Securities	321,392,019	—	0	321,392,019
Money Market Fund	207,703	—	—	207,703
Total Investments	321,599,722	—	0	321,599,722

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
Equity Securities	77,763,170	164,397	0	77,927,567

PowerShares FTSE RAFI Emerging Markets Portfolio
Equity Securities	537,542,977	118,953	—	537,661,930

PowerShares 1-30 Laddered Treasury Portfolio
U.S. Treasury Securities	84,024	282,582,073	—	282,666,097

PowerShares Convertible Securities Portfolio
Convertible Bonds	—	7,692,945	—	7,692,945
Convertible Preferred Stock	1,918,744	—	—	1,918,744
Total Investments	1,918,744	7,692,945	—	9,611,689

PowerShares Emerging Markets Sovereign Debt Portfolio
Foreign Government Debt Securities	—	1,172,637,356	—	1,172,637,356
Money Market Fund	4,533,638	—	—	4,533,638
Total Investments	4,533,638	1,172,637,356	—	1,177,170,994

PowerShares Fundamental High Yield Corporate Bond Portfolio
Corporate Debt Securities	—	532,676,206	—	532,676,206
Money Market	4,600,240	—	—	4,600,240
Total Investments	4,600,240	532,676,206	—	537,276,446

PowerShares Preferred Portfolio
Equity Securities	1,406,670,062	23,720,114	—	1,430,390,176

PowerShares Senior Loan Portfolio
Closed-End Funds	8,493,260	—	—	8,493,260
Corporate Debt Securities	—	180,573,972	—	180,573,972
Money Market	16,386,965	—	—	16,386,965
Total Investments	$24,880,225	$180,573,972	$—	$205,454,197

Item 2.         Controls and Procedures.

(a)          The Registrant’s President and Treasurer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.         Exhibits.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PowerShares Exchange-Traded Fund Trust II

By:	/s/ Andrew Schlossberg
Andrew Schlossberg
President

Date:	September 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Schlossberg
Andrew Schlossberg
President

Date:	September 28, 2011

By:	/s/ Sheri Morris
Sheri Morris
Treasurer

Date:	September 28, 2011